UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2919 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

Kurt W. Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2919 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: August 31

Date of reporting period: August 31, 2011

Item 1. Reports to Stockholders

VALIC Company II

Annual Report, August 31, 2011

SAVING : INVESTING : PLANNING

VALIC Company II

ANNUAL REPORT AUGUST 31, 2011

VALIC Company II

PRESIDENT’S LETTER

Dear Valued Investor:

We are pleased to provide you with the following Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the twelve-month period ending August 31, 2011. We encourage you to carefully read this report and hope you find it informative and helpful.

Significant global events during the twelve-month reporting period amply demonstrated that we continue to live in challenging times. In Japan, a devastating earthquake and tsunami triggered supply chain disruptions and other global economic ripples that will likely take years to quiet. The Middle East and North Africa experienced widespread political upheaval with long-standing governments falling. Across Europe, a deepening sovereign debt and banking crisis threatened to re-ignite a global recession. And in the United States, an August debt ceiling showdown in Congress and near default, and the subsequent downgrade of the U.S. long-term credit rating by Standard and Poor’s, the first such downgrade in history, highlighted Washington’s seeming inability to seriously deal with the country’s significant economic challenges.

Despite these events, however, most major stock and bond indexes generated positive returns during the reporting period, spurred in part by rebounds in consumer spending and stronger balance sheets by many businesses throughout the world. The twelve-months ending August 31, 2011 saw total returns of 18.50% for the S&P 500® Index*, 4.62% for the Barclays Capital U.S. Aggregate Bond Index**, and 10.01% for the MSCI EAFE Index (net)***. The Federal Reserve’s second round of quantitative easing (known as “QE2”) was also widely credited with helping to fuel generally rising markets.

Yet as the reporting period drew to a close summer doldrums and renewed investor fears set in as global markets generally faltered. In the United States, for example, the economic data remained mixed with generally improving corporate earnings and dividend payments offset by stubbornly high levels of unemployment and continued weakness in the housing market. The U.S. and European debt problems and geopolitical concerns in the Middle East also intensified. These events served as important reminders that global financial markets continue to face numerous challenges and uncertainties as they strive to sustain fragile recoveries.

During these challenging times, we encourage you to stay focused on long-term investment strategies and not be distracted by short-term market rallies and declines, which tend to smooth out over time in any event. We continue to believe that a well-defined and executed investment plan is the key to reaching your financial goals over time. To this end, we recommend that you meet your financial advisor periodically to ensure that you maintain a diversified portfolio appropriate for your long-term goals and risk to tolerance.

Thank you for your investment with VALIC Company II. We appreciate your ongoing confidence in us and look forward to helping you meet your investment goals in the years ahead.

Sincerely,

Kurt W. Bernlohr, President

VALIC Company II

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the bond market, is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.
***	The Morgan Stanley Capital International (MSCI), Europe, Australasia, Far East (EAFE) Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of with holding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Past performance of an index does not guarantee the future performance of any investment.

VALIC Company II

EXPENSE EXAMPLE — August 31, 2011 (Unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company II (“VC II”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at March 1, 2011 and held until August 31, 2011. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Plan Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or Plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended August 31, 2011” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended August 31, 2011” column and the “Expense Ratio as of August 31, 2011” column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended August 31, 2011” column would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended August 31, 2011” column and the “Expense Ratio as of August 31, 2011” column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended August 31, 2011” column would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your Variable Contract prospectus or Plan document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company II

EXPENSE EXAMPLE — August 31, 2011 (Unaudited) — (continued)

	Actual			Hypothetical
Fund#	Beginning Account Value at March 1, 2011	Ending Account Value Using Actual Return at August 31, 2011	Expenses Paid During the Six Months Ended August 31, 2011*	Beginning Account Value at March 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at August 31, 2011	Expenses Paid During the Six Months Ended August 31, 2011*	Expense Ratio as of August 31, 2011*
Aggressive Growth Lifestyle	$1,000.00	$950.45	$0.49	$1,000.00	$1,024.70	$0.51	0.10%
Capital Appreciation	$1,000.00	$924.06	$4.12	$1,000.00	$1,020.92	$4.33	0.85%
Conservative Growth Lifestyle	$1,000.00	$985.94	$0.50	$1,000.00	$1,024.70	$0.51	0.10%
Core Bond	$1,000.00	$1,028.30	$3.94	$1,000.00	$1,021.32	$3.92	0.77%
High Yield Bond	$1,000.00	$973.26	$4.77	$1,000.00	$1,020.37	$4.89	0.96%
International Small Cap Equity	$1,000.00	$902.32	$4.79	$1,000.00	$1,020.16	$5.09	1.00%
Large Cap Value@	$1,000.00	$880.71	$3.84	$1,000.00	$1,021.12	$4.13	0.81%
Mid Cap Growth@	$1,000.00	$928.57	$4.13	$1,000.00	$1,020.92	$4.33	0.85%
Mid Cap Value@	$1,000.00	$859.88	$4.92	$1,000.00	$1,019.91	$5.35	1.05%
Moderate Growth Lifestyle	$1,000.00	$964.74	$0.50	$1,000.00	$1,024.70	$0.51	0.10%
Money Market II	$1,000.00	$1,000.05	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
Small Cap Growth@	$1,000.00	$888.81	$5.52	$1,000.00	$1,019.36	$5.90	1.16%
Small Cap Value@	$1,000.00	$867.83	$4.47	$1,000.00	$1,020.42	$4.84	0.95%
Socially Responsible	$1,000.00	$930.95	$2.73	$1,000.00	$1,022.38	$2.85	0.56%
Strategic Bond	$1,000.00	$1,015.26	$4.52	$1,000.00	$1,020.72	$4.53	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan document for details on the administration fees charged by your Plan sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended August 31, 2011” and the “Expense Ratios” would have been higher.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Fund	Beginning Account Value at March 1, 2011	Ending Account Value Using Actual Return at August 31, 2011	Expenses Paid During the Six Months Ended August 31, 2011*	Beginning Account Value at March 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at August 31, 2011	Expenses Paid During the Six Months Ended August 31, 2011*	Expense Ratio as of August 31, 2011*
Large Cap Value	$1,000.00	$880.71	$3.79	$1,000.00	$1,021.17	$4.08	0.80%
Mid Cap Growth	$1,000.00	$928.57	$4.03	$1,000.00	$1,021.02	$4.23	0.83%
Mid Cap Value	$1,000.00	$859.88	$4.88	$1,000.00	$1,019.96	$5.30	1.04%
Small Cap Growth	$1,000.00	$888.81	$5.47	$1,000.00	$1,019.41	$5.85	1.15%
Small Cap Value	$1,000.00	$867.83	$4.47	$1,000.00	$1,020.42	$4.84	0.95%

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2011 (Unaudited)

Industry Allocation*

Domestic Equity Investment Companies	60.3%
Fixed Income Investment Companies	29.8
Real Estate Investment Companies	5.4
International Equity Investment Companies	4.4

99.9%

*	Calculated as a percentage of net assets

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 99.9%
Domestic Equity Investment Companies — 60.3%
VALIC Co. I Blue Chip Growth Fund	1,197,978	$12,578,771
VALIC Co. I Core Value Fund	1,273,138	11,076,298
VALIC Co. I Mid Cap Strategic Growth Fund	649,375	7,909,386
VALIC Co. I Nasdaq-100 Index Fund	1,206,853	7,361,803
VALIC Co. I Science & Technology Fund	463,525	7,142,914
VALIC Co. I Small Cap Special Values Fund	539,753	4,593,296
VALIC Co. I Stock Index Fund	1,124,642	27,340,037
VALIC Co. II Capital Appreciation Fund	674,229	6,317,524
VALIC Co. II Mid Cap Growth Fund†	673,622	5,341,822
VALIC Co. II Mid Cap Value Fund	830,442	12,689,147
VALIC Co. II Small Cap Growth Fund†	359,134	4,622,059
VALIC Co. II Small Cap Value Fund	370,131	4,593,328

Total Domestic Equity Investment Companies
(cost $103,482,409)		111,566,385

Fixed Income Investment Companies — 29.8%
VALIC Co. I Government Securities Fund	331,801	3,686,310
VALIC Co. I Inflation Protected Fund	811,909	9,174,576
VALIC Co. II Core Bond Fund	1,824,804	19,872,112
VALIC Co. II High Yield Bond Fund	1,393,882	10,161,398
VALIC Co. II Strategic Bond Fund	1,087,439	12,298,930

Total Fixed Income Investment Companies
(cost $53,434,917)		55,193,326

International Equity Investment Companies — 4.4%
VALIC Co. I Foreign Value Fund	374,845	3,242,409
VALIC Co. I International Equities Fund	817,653	4,914,097

Total International Equity Investment Companies
(cost $7,611,131)		8,156,506

Real Estate Investment Companies — 5.4%
VALIC Co. I Global Real Estate Fund
(cost $7,965,420)	1,233,278	10,063,549

TOTAL INVESTMENTS
(cost $172,493,877) (2)	99.9%	184,979,766
Other assets less liabilities	0.1	231,420

NET ASSETS —	100.0%	$185,211,186

†	Non-income producing security
#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$111,566,385	$—	$—	$111,566,385
Fixed Income Investment Companies	55,193,326	—	—	55,193,326
International Equity Investment Companies	8,156,506	—	—	8,156,506
Real Estate Investment Companies	10,063,549	—	—	10,063,549

Total	$184,979,766	$—	$—	$184,979,766

See Notes to Financial Statements

VALIC Company II Capital Appreciation Fund

PORTFOLIO PROFILE — August 31, 2011 (Unaudited)

Industry Allocation*

Computers	4.1%
Oil Companies — Exploration & Production	3.7
Oil Companies — Integrated	3.5
Cosmetics & Toiletries	3.5
Aerospace/Defense	3.5
Commercial Services — Finance	3.2
E-Commerce/Services	3.2
Electronic Components — Semiconductors	3.2
Diversified Manufacturing Operations	2.9
Retail — Apparel/Shoe	2.7
Computer Services	2.6
Retail — Discount	2.6
Applications Software	2.0
Retail — Auto Parts	2.0
Transport — Rail	2.0
Beverages — Non-alcoholic	1.8
Distribution/Wholesale	1.8
Computers — Memory Devices	1.7
Software Tools	1.7
Medical Products	1.6
Semiconductor Components — Integrated Circuits	1.6
Web Portals/ISP	1.6
Apparel Manufacturers	1.6
Pipelines	1.6
Internet Infrastructure Software	1.6
Time Deposits	1.5
Medical Instruments	1.5
Medical — Wholesale Drug Distribution	1.4
Oil — Field Services	1.4
Engines — Internal Combustion	1.3
Metal — Copper	1.3
Beverages — Wine/Spirits	1.3
Cellular Telecom	1.2
Oil & Gas Drilling	1.2
Disposable Medical Products	1.2
Enterprise Software/Service	1.2
Casino Hotels	1.2
Coatings/Paint	1.1
Electronic Connectors	1.1
Medical — Drugs	1.1
Multimedia	1.1
Telecom Services	1.1
Medical Labs & Testing Services	1.0
Containers — Metal/Glass	1.0
Cable/Satellite TV	1.0
Paper & Related Products	1.0
Insurance — Property/Casualty	1.0
Medical — Biomedical/Gene	1.0
Finance — Credit Card	1.0
Coffee	1.0
Auto/Truck Parts & Equipment — Original	0.9
Retail — Bedding	0.9
Banks — Super Regional	0.9
Retail — Restaurants	0.9
Energy — Alternate Sources	0.9
Telecom Equipment — Fiber Optics	0.8
Networking Products	0.8
Advertising Agencies	0.7
Auto — Cars/Light Trucks	0.6
Metal — Aluminum	0.6
Semiconductor Equipment	0.6
Retail — Drug Store	0.5
Casino Services	0.5
Dialysis Centers	0.5
Insurance — Reinsurance	0.4

101.0%

*	Calculated as a percentage of net assets

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.5%
Advertising Agencies — 0.7%
Omnicom Group, Inc.	8,000	$324,400

Aerospace/Defense — 3.5%
Boeing Co.	4,600	307,556
Lockheed Martin Corp.	6,300	467,397
Northrop Grumman Corp.	7,000	382,340
Raytheon Co.	8,500	367,455

		1,524,748

Apparel Manufacturers — 1.6%
Coach, Inc.	12,300	691,506

Applications Software — 2.0%
Microsoft Corp.	17,000	452,200
Red Hat, Inc.†	11,000	434,940

		887,140

Auto - Cars/Light Trucks — 0.6%
Ford Motor Co.†	25,100	279,112

Auto/Truck Parts & Equipment - Original — 0.9%
TRW Automotive Holdings Corp.†	9,600	400,224

Banks - Super Regional — 0.9%
Wells Fargo & Co.	15,000	391,500

Beverages - Non-alcoholic — 1.8%
Coca-Cola Enterprises, Inc.	11,800	325,916
Dr. Pepper Snapple Group, Inc.	12,500	481,000

		806,916

Beverages - Wine/Spirits — 1.3%
Brown-Forman Corp., Class B	7,900	566,825

Cable/Satellite TV — 1.0%
DIRECTV, Class A†	10,200	448,494

Casino Hotels — 1.2%
Wynn Resorts, Ltd.	3,300	510,576

Casino Services — 0.5%
International Game Technology	14,600	222,796

Cellular Telecom — 1.2%
MetroPCS Communications, Inc.†	48,800	544,608

Coatings/Paint — 1.1%
Sherwin-Williams Co.	6,400	484,736

Coffee — 1.0%
Green Mountain Coffee Roasters, Inc.†	4,100	429,434

Commercial Services - Finance — 3.2%
Mastercard, Inc., Class A	2,100	692,391
Moody’s Corp.	11,100	342,213
Western Union Co.	22,700	375,004

		1,409,608

Computer Services — 2.6%
International Business Machines Corp.	6,600	1,134,606

Computers — 4.1%
Apple, Inc.†	2,700	1,039,041
Dell, Inc.†	30,400	451,896
Hewlett-Packard Co.	11,000	286,330

		1,777,267

Computers - Memory Devices — 1.7%
NetApp, Inc.†	8,700	327,294
SanDisk Corp.†	11,600	425,140

		752,434

Security Description	Shares	Value (Note 2)

Containers - Metal/Glass — 1.0%
Crown Holdings, Inc.†	12,700	$450,469

Cosmetics & Toiletries — 3.5%
Colgate-Palmolive Co.	5,700	512,829
Estee Lauder Cos., Inc., Class A	5,100	498,066
Procter & Gamble Co.	8,400	534,912

		1,545,807

Dialysis Centers — 0.5%
DaVita, Inc.†	2,800	206,024

Disposable Medical Products — 1.2%
C.R. Bard, Inc.	5,600	533,456

Distribution/Wholesale — 1.8%
WW Grainger, Inc.	5,100	785,910

Diversified Manufacturing Operations — 2.9%
3M Co.	5,100	423,198
General Electric Co.	28,300	461,573
Tyco International, Ltd.	9,300	386,694

		1,271,465

E-Commerce/Services — 3.2%
Netflix, Inc.†	2,700	634,527
priceline.com, Inc.†	1,400	752,164

		1,386,691

Electronic Components-Semiconductors — 3.2%
Altera Corp.	11,700	425,763
Intel Corp.	21,600	434,808
Xilinx, Inc.	16,800	523,152

		1,383,723

Electronic Connectors — 1.1%
Thomas & Betts Corp.†	11,000	480,480

Energy - Alternate Sources — 0.9%
First Solar, Inc.†	3,800	379,924

Engines - Internal Combustion — 1.3%
Cummins, Inc.	6,300	585,396

Enterprise Software/Service — 1.2%
Oracle Corp.	18,600	522,102

Finance - Credit Card — 1.0%
Discover Financial Services	17,200	432,752

Insurance - Property/Casualty — 1.0%
Travelers Cos., Inc.	8,800	444,048

Insurance - Reinsurance — 0.4%
Axis Capital Holdings, Ltd.	6,600	189,156

Internet Infrastructure Software — 1.6%
F5 Networks, Inc.†	8,300	677,446

Medical Instruments — 1.5%
Intuitive Surgical, Inc.†	700	266,945
Medtronic, Inc.	11,300	396,291

		663,236

Medical Labs & Testing Services — 1.0%
Quest Diagnostics, Inc.	9,000	450,630

Medical Products — 1.6%
Becton, Dickinson and Co.	5,600	455,728
Johnson & Johnson	4,000	263,200

		718,928

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene — 1.0%
Biogen Idec, Inc.†	4,700	$442,740

Medical - Drugs — 1.1%
Bristol - Myers Squibb Co.	15,975	475,256

Medical - Wholesale Drug Distribution — 1.4%
AmerisourceBergen Corp.	15,300	605,574

Metal - Aluminum — 0.6%
Alcoa, Inc.	21,200	271,572

Metal - Copper — 1.3%
Freeport - McMoRan Copper & Gold, Inc.	12,400	584,536

Multimedia — 1.1%
Viacom, Inc., Class B	9,700	467,928

Networking Products — 0.8%
Cisco Systems, Inc.	22,500	352,800

Oil & Gas Drilling — 1.2%
Diamond Offshore Drilling, Inc.	5,100	325,023
Nabors Industries, Ltd.†	11,500	212,060

		537,083

Oil Companies - Exploration & Production — 3.7%
Cimarex Energy Co.	3,400	241,706
Occidental Petroleum Corp.	4,700	407,678
SM Energy Co.	3,600	275,400
Southwestern Energy Co.†	18,000	683,100

		1,607,884

Oil Companies - Integrated — 3.5%
Chevron Corp.	5,600	553,896
ConocoPhillips	6,700	456,069
Exxon Mobil Corp.	7,300	540,492

		1,550,457

Oil - Field Services — 1.4%
Halliburton Co.	13,400	594,558

Paper & Related Products — 1.0%
International Paper Co.	16,400	445,260

Pipelines — 1.6%
El Paso Corp.	13,300	254,562
Williams Cos., Inc.	15,800	426,442

		681,004

Retail - Apparel/Shoe — 2.7%
Gap, Inc.	23,900	394,828
Limited Brands, Inc.	5,900	222,666
Ross Stores, Inc.	7,300	558,633

		1,176,127

Retail - Auto Parts — 2.0%
Advance Auto Parts, Inc.	5,800	352,176
AutoZone, Inc.†	1,700	521,900

		874,076

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Bedding — 0.9%
Bed Bath & Beyond, Inc.†	7,000	$398,020

Retail - Discount — 2.6%
Dollar Tree, Inc.†	3,200	228,544
Target Corp.	8,500	439,195
Wal-Mart Stores, Inc.	8,600	457,606

		1,125,345

Retail - Drug Store — 0.5%
CVS Caremark Corp.	6,500	233,415

Retail - Restaurants — 0.9%
McDonald’s Corp.	4,300	388,978

Semiconductor Components - Integrated Circuits — 1.6%
Atmel Corp.†	55,100	501,961
Linear Technology Corp.	7,200	206,136

		708,097

Semiconductor Equipment — 0.6%
Lam Research Corp.†	7,000	260,120

Software Tools — 1.7%
VMware, Inc., Class A†	7,700	726,572

Telecom Equipment - Fiber Optics — 0.8%
JDS Uniphase Corp.†	27,600	357,972

Telecom Services — 1.1%
tw telecom, Inc.†	23,900	461,031

Transport - Rail — 2.0%
CSX Corp.	18,500	405,890
Union Pacific Corp.	5,000	460,850

		866,740

Web Portals/ISP — 1.6%
Google, Inc., Class A†	1,300	703,248

Total Long - Term Investment Securities
(cost $40,979,477)		43,590,966

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Time Deposits — 1.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/11 (cost $664,000)	$664,000	664,000

TOTAL INVESTMENTS
(cost $41,643,477)(1)	101.0%	44,254,966
Liabilities in excess of other assets	(1.0)	(456,781)

NET ASSETS —	100.0%	$43,798,185

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$43,590,966	$—	$—	$43,590,966
Short-Term Investment Securities:
Time Deposits	—	664,000	—	664,000

Total	$43,590,966	$664,000	$—	$44,254,966

See Notes to Financial Statements

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2011 (Unaudited)

Industry Allocation*

Fixed Income Investment Companies	66.9%
Domestic Equity Investment Companies	30.4
Real Estate Investment Companies	1.7
International Equity Investment Companies	0.9

99.9%

*	Calculated as a percentage of net assets

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES #(1) — 99.9%
Domestic Equity Investment Companies — 30.4%
VALIC Co. I Blue Chip Growth Fund	442,181	$4,642,903
VALIC Co. I Core Value Fund	344,421	2,996,464
VALIC Co. I Mid Cap Strategic Growth Fund	189,981	2,313,965
VALIC Co. I Nasdaq-100 Index Fund	195,750	1,194,076
VALIC Co. I Science & Technology Fund	179,820	2,771,030
VALIC Co. I Small Cap Special Values Fund	105,027	893,777
VALIC Co. I Stock Index Fund	404,106	9,823,822
VALIC Co. II Capital Appreciation Fund	193,138	1,809,705
VALIC Co. II Mid Cap Growth Fund†	144,672	1,147,245
VALIC Co. II Mid Cap Value Fund	459,571	7,022,237
VALIC Co. II Small Cap Growth Fund†	69,885	899,415
VALIC Co. II Small Cap Value Fund	72,023	893,810

Total Domestic Equity Investment Companies
(cost $34,429,998)		36,408,449

Fixed Income Investment Companies — 66.9%
VALIC Co. I Government Securities Fund	321,257	3,569,163
VALIC Co. I Inflation Protected Fund	1,347,413	15,225,769
VALIC Co. I International Government Bond Fund	180,578	2,398,072
VALIC Co. II Core Bond Fund	2,320,789	25,273,391
VALIC Co. II High Yield Bond Fund	2,466,549	17,981,143
VALIC Co. II Strategic Bond Fund	1,379,491	15,602,043

Total Fixed Income Investment Companies
(cost $77,097,790)		80,049,581

International Equity Investment Companies — 0.9%
VALIC Co. I International Equities Fund (cost $973,045)	169,442	1,018,348

Real Estate Investment Companies — 1.7%
VALIC Co. I Global Real Estate Fund (cost $1,630,596)	252,917	2,063,800

TOTAL INVESTMENTS
(cost $114,131,429) (2)	99.9%	119,540,178
Other assets less liabilities	0.1	170,023

NET ASSETS —	100.0%	$119,710,201

†	Non-income producing security
#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$36,408,449	$—	$—	$36,408,449
Fixed Income Investment Companies	80,049,581	—	—	80,049,581
International Equity Investment Companies	1,018,348	—	—	1,018,348
Real Estate Investment Companies	2,063,800	—	—	2,063,800

Total	$119,540,178	$—	$—	$119,540,178

See Notes to Financial Statements

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — August 31, 2011 (Unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	20.8%
United States Treasury Notes	14.4
Diversified Financial Services	10.9
Federal Home Loan Mtg. Corp.	9.8
United States Treasury Bonds	3.3
Diversified Banking Institutions	3.0
Government National Mtg. Assoc.	2.5
Electric — Integrated	2.2
Telephone — Integrated	2.1
Sovereign	1.8
Banks — Super Regional	1.7
Oil Companies — Exploration & Production	1.7
Banks — Commercial	1.6
Pipelines	1.2
Oil Companies — Integrated	1.2
Finance — Investment Banker/Broker	1.0
Real Estate Investment Trusts	0.9
Cable/Satellite TV	0.8
Time Deposits	0.7
Insurance — Life/Health	0.7
Auto — Cars/Light Trucks	0.6
Special Purpose Entities	0.6
Cellular Telecom	0.6
Food — Misc.	0.5
Multimedia	0.5
Finance — Auto Loans	0.5
Retail — Discount	0.5
Diversified Manufacturing Operations	0.5
Non-Hazardous Waste Disposal	0.4
Gold Mining	0.3
Medical Products	0.3
Chemicals — Specialty	0.3
Casino Hotels	0.3
Oil & Gas Drilling	0.3
Independent Power Producers	0.3
Banks — Money Center	0.3
Aerospace/Defense	0.3
Medical — Biomedical/Gene	0.3
Coal	0.3
Paper & Related Products	0.3
Insurance — Multi-line	0.3
Oil — Field Services	0.3
Regional Authority	0.3
Chemicals — Diversified	0.3
Medical — Hospitals	0.2
Telecom Services	0.2
Diversified Operations	0.2
Containers — Metal/Glass	0.2
Computer Services	0.2
Banks — Special Purpose	0.2
Rental Auto/Equipment	0.2
Retail — Drug Store	0.2
Electronic Components — Misc.	0.2
Metal — Aluminum	0.2
Steel — Producers	0.2
Beverages — Non-alcoholic	0.2
Medical — HMO	0.2
Electric — Distribution	0.2
Finance — Other Services	0.2
Chemicals — Plastics	0.2
Medical Labs & Testing Services	0.1
Oil Field Machinery & Equipment	0.1
Transport — Rail	0.1
Wireless Equipment	0.1
Electronics — Military	0.1
Banks — Fiduciary	0.1
Broadcast Services/Program	0.1
Finance — Leasing Companies	0.1
Consumer Products — Misc.	0.1

Building — Residential/Commercial	0.1%
Advertising Agencies	0.1
Office Automation & Equipment	0.1
Marine Services	0.1
Transport — Services	0.1
Computers — Memory Devices	0.1
Funeral Services & Related Items	0.1
E-Commerce/Services	0.1
Electronic Components — Semiconductors	0.1
Metal — Copper	0.1
Aerospace/Defense — Equipment	0.1
Diversified Minerals	0.1
Electric — Generation	0.1
Dialysis Centers	0.1
Airlines	0.1
Schools	0.1
Gas — Distribution	0.1
Publishing — Newspapers	0.1
Auto/Truck Parts & Equipment — Original	0.1
Oil Refining & Marketing	0.1
Storage/Warehousing	0.1
Auto — Heavy Duty Trucks	0.1
Cosmetics & Toiletries	0.1
Commercial Services	0.1
Insurance — Reinsurance	0.1
Therapeutics	0.1
Building & Construction Products — Misc.	0.1
MRI/Medical Diagnostic Imaging	0.1
Decision Support Software	0.1
Web Hosting/Design	0.1
Advanced Materials	0.1
Steel Pipe & Tube	0.1
Music	0.1
Retail — Toy Stores	0.1
Seismic Data Collection	0.1
Real Estate Management/Services	0.1
Finance — Commercial	0.1
Financial Guarantee Insurance	0.1
Food — Canned	0.1
Food — Retail	0.1
Insurance — Mutual	0.1
Metal — Iron	0.1
Retail — Restaurants	0.1

99.9%

Credit Quality†#

AAA	0.9%
AA	55.8
A	9.0
BBB	20.1
BB	6.7
B	4.6
CCC	0.8
Not Rated@	2.1

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 10.6%
Diversified Financial Services — 10.6%
Adams Outdoor Advertising LP Series 2010-1, Class A 5.44% due 12/20/40*	$496,059	$537,182
Ally Auto Receivables Trust Series 2010-1, Class B 3.29% due 03/15/15*	850,000	894,020
AmeriCredit Automobile Receivables Trust Series 2011-2, Class B 2.33% due 03/08/16	390,000	394,860
Avis Budget Rental Car Funding AESOP LLC Series 2011-1A, Class B 2.98% due 11/20/13*	750,000	757,500
Banc of America Merril Lynch Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(1)	500,000	424,698
Bear Stearns Asset Backed Securities Trust VRS Series 2004-HE11, Class M1 0.81% due 12/25/34	1,247,259	1,148,195
Cajun Global LLC Series 2011-1A, Class A2 6.00% due 02/20/41*	984,091	1,047,975
Citibank Credit Card Issuance Trust Series 2003-C4, Class C4 5.00% due 06/10/15	2,488,000	2,643,073
Citigroup Mtg. Loan Trust, Inc. VRS Series 2008-AR4, Class 1A1B 5.24% due 11/25/38*(2)	3,000,000	2,319,354
Countrywide Asset-Backed Certs. VRS Series 2004-BC2, Class M2 1.79% due 02/25/34	403,181	353,241
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2004-22, Class A2 3.10% due 11/25/34(2)	942,610	709,697
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.26% due 04/25/37*	1,817,000	1,830,627
Extended Stay America Trust Series 2010-ESHA, Class D 5.50% due 11/05/27*(1)	1,000,000	947,737
First Horizon Alternative Mtg. Securities VRS Series 2004-AA4, Class A1 2.36% due 10/25/34(2)	1,568,226	1,334,323
GE Capital Commercial Mtg. Corp. Series 2007-C1, Class A4 5.54% due 12/10/49(1)	3,000,000	3,124,164
GMAC Mtg. Corp Loan Trust Series 2010-1, Class A 4.25% due 07/25/40*(2)	77,429	77,606
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/39(1)	500,000	461,337
GS Mtg. Securities Corp. II VRS Series 2011-GC3, Class X 1.13% due 03/10/44*(1)	31,757,524	1,891,954
GS Mtg. Securities Trust VRS Series 2007-GG10, Class A4 6.00% due 08/10/45(1)	3,886,550	4,104,135
Harborview Mtg. Loan Trust VRS Series 2006-14, Class 2A1A 0.36% due 01/25/47(2)	4,499,085	2,482,433
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2010-RR1, Class WBB 5.93% due 06/20/49*(1)	2,500,000	2,332,870

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.37% due 09/15/45(1)	$2,500,000	$2,120,962
Marriott Vacation Club Owner Trust Series 2009-2A, Class A 4.81% due 07/20/31*	639,510	668,082
Merrill Lynch Mtg. Investors, Inc. VRS Series 2005-A9, Class 3A1 2.87% due 12/25/35(2)	1,547,299	1,190,752
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 6.17% due 08/12/49(1)	1,200,000	1,030,732
Morgan Stanley Capital I Series 2006-IQ12, Class AJ 5.40% due 12/15/43(1)	1,000,000	600,359
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 1.00% due 09/15/42(1)	500,000	474,663
Morgan Stanley Capital I VRS Series 2006-HQ8, Class AM 5.65% due 03/12/44(1)	3,879,000	3,844,624
Morgan Stanley Capital I VRS Series 2007-T27, Class AJ 5.79% due 06/11/42	2,500,000	2,038,977
Morgan Stanley Capital I VRS Series 2006-HQ9, Class B 5.83% due 07/12/44(1)	500,000	401,803
Morgan Stanley Capital I VRS Series 2007-IQ15, Class AM 6.07% due 06/11/49(1)	2,500,000	2,145,977
Sequoia Mortgage Trust VRS Series 2004-4, Class A 0.96% due 05/20/34(2)	691,235	584,409
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*	840,648	858,511
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-8, Class A2 0.62% due 07/25/36(2)	219,187	212,129

Total Asset Backed Securities
(cost $47,731,161)		45,988,961

U.S. CORPORATE BONDS & NOTES — 29.0%
Advanced Materials — 0.1%
Polymer Group, Inc. Senior Sec. Notes 7.75% due 02/01/19*	310,000	306,900

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	471,000	508,680

Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	165,000	160,875

Aerospace/Defense — 0.3%
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	587,000	641,257
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	570,000	654,622

		1,295,879

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense - Equipment — 0.1%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	$420,000	$430,500

Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19(5)	204,387	194,168
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15(5)	272,062	231,252

		425,420

Auto - Cars/Light Trucks — 0.5%
Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.25% due 06/15/21*	360,000	311,400
Daimler Finance North America LLC FRS Company Guar. Notes 0.86% due 03/28/14*	987,000	987,239
Daimler Finance North America LLC Company Guar. Notes 3.00% due 03/28/16*	1,053,000	1,096,149

		2,394,788

Auto - Heavy Duty Trucks — 0.1%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	384,000	397,440

Auto/Truck Parts & Equipment - Original — 0.1%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	405,000	413,100

Banks - Commercial — 0.6%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	1,007,000	1,051,223
Branch Banking & Trust Co. FRS Sub. Notes 0.60% due 05/23/17	217,000	196,240
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	401,833	396,810
KeyBank NA Sub. Notes 7.41% due 10/15/27	82,000	93,823
Regions Bank Sub. Notes 7.50% due 05/15/18	318,000	310,050
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	283,000	297,508
Zions Bancorp Senior Notes 7.75% due 09/23/14	624,000	664,383

		3,010,037

Banks - Fiduciary — 0.1%
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.25% due 06/15/37	784,000	594,538

Security Description	Principal Amount	Value (Note 2)

Banks - Money Center — 0.1%
Chase Capital III FRS Ltd. Guar. Notes 0.80% due 03/01/27	$92,000	$73,318
Comerica Bank Sub. Notes 5.20% due 08/22/17	491,000	541,019

		614,337

Banks - Super Regional — 1.5%
BAC Capital Trust XIII FRS Ltd. Guar. Notes 0.65% due 03/15/12(4)	822,000	468,668
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.05% due 06/01/56	205,000	118,480
Bank of America NA Sub. Notes 5.30% due 03/15/17	411,000	402,286
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	408,000	413,383
Capital One Financial Corp. FRS Senior Notes 1.40% due 07/15/14	468,000	466,389
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16	358,000	362,954
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	345,000	395,124
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	314,000	349,350
PNC Financial Services Group, Inc. FRS Jr. Sub. Notes 6.75% due 08/01/21(4)	1,370,000	1,315,200
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(4)	306,000	238,680
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	190,000	207,450
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	45,000	47,136
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 10/17/11(4)	390,000	341,250
Wachovia Corp. FRS Senior Notes 0.52% due 06/15/17	450,000	408,245
Wells Fargo & Co. FRS Senior Notes 0.45% due 10/28/15	532,000	504,832
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(4)	235,000	241,463
Wells Fargo Bank NA FRS Sub. Notes 0.50% due 05/16/16	475,000	432,796

		6,713,686

Beverages - Non-alcoholic — 0.2%
PepsiCo, Inc. Senior Notes 3.00% due 08/25/21	708,000	709,820

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/21	$410,000	$330,050
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	253,000	259,325

		589,375

Building & Construction Products - Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	365,000	349,487

Building - Heavy Construction — 0.0%
New Enterprise Stone & Lime Co. Senior Notes 11.00% due 09/01/18*	200,000	177,000

Building - Residential/Commercial — 0.1%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19	365,000	250,937
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	320,000	280,800

		531,737

Cable/Satellite TV — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	320,000	312,800
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	380,000	389,360
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	550,000	637,369
COX Communications, Inc. Notes 7.13% due 10/01/12	156,000	166,059
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	300,000	330,750
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/41	382,000	423,125
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	299,000	304,980
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	230,000	262,775
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	345,000	414,661

		3,241,879

Casino Hotels — 0.3%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(10)	416,955	400,277
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	330,000	316,800

Security Description	Principal Amount	Value (Note 2)

Casino Hotels (continued)
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	$370,000	$398,675
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	256,000	285,440

		1,401,192

Cellular Telecom — 0.3%
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	770,000	757,487
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/21	425,000	433,500

		1,190,987

Chemicals - Diversified — 0.2%
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	92,000	92,176
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	407,000	420,190
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	186,000	204,666

		717,032

Chemicals - Plastics — 0.1%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	291,000	272,085

Chemicals - Specialty — 0.3%
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	815,000	996,874
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	370,000	457,570

		1,454,444

Coal — 0.3%
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	296,000	318,200
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	200,000	201,000
James River Escrow, Inc. Company Guar. Notes 7.88% due 04/01/19*	320,000	289,600
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	305,000	286,700
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/19*	150,000	147,375

		1,242,875

Commercial Services — 0.1%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	420,000	391,650

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computer Services — 0.2%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	$206,000	$227,707
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	82,000	82,615
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	475,000	582,785

		893,107

Consumer Products - Misc. — 0.1%
American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	275,000	220,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	360,000	356,400

		576,400

Containers - Metal/Glass — 0.2%
Crown Americas LLC/Crown Americas Capital Corp. III Senior Notes 6.25% due 02/01/21*	500,000	502,500
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	442,000	433,160

		935,660

Containers - Paper/Plastic — 0.0%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	89,000	96,788

Cosmetics & Toiletries — 0.1%
Revlon Consumer Products Corp . Sec. Notes 9.75% due 11/15/15	370,000	394,050

Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	100,000	98,250

Decision Support Software — 0.1%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	324,000	339,390

Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	435,000	426,300

Diversified Banking Institutions — 2.3%
Bank of America Corp. FRS Senior Notes 1.80% due 07/11/14	643,000	614,300
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	534,000	520,999
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	573,000	571,479
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	1,377,000	1,402,642

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	$174,000	$188,667
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/21	652,000	661,005
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	211,000	218,591
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	280,000	297,940
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	632,000	599,910
JPMorgan Chase & Co. FRS Sub. Notes 1.51% due 09/01/15	317,000	310,595
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	418,000	430,750
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/21	744,000	767,631
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	640,000	711,470
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(4)	250,000	265,172
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.29% due 05/15/77	103,000	71,091
Morgan Stanley Senior Notes 5.55% due 04/27/17	797,000	814,218
Morgan Stanley Senior Notes 5.63% due 09/23/19	513,000	521,441
Morgan Stanley Senior Notes 6.63% due 04/01/18	739,000	791,845
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	75,000	72,305

		9,832,051

Diversified Financial Services — 0.3%
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	565,000	575,764
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	344,000	350,571
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	547,000	570,746

		1,497,081

Diversified Manufacturing Operations — 0.5%
General Electric Co. Senior Notes 5.25% due 12/06/17	119,000	133,408
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/15	201,000	163,815

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)
Harsco Corp. Senior Notes 2.70% due 10/15/15	$748,000	$766,934
Illinois Tool Works, Inc. Senior Notes 3.38% due 09/15/21*	205,000	205,936
Illinois Tool Works, Inc. Senior Notes 4.88% due 09/15/41*	303,000	305,457
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	400,000	415,541

		1,991,091

E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	395,000	435,002

Electric - Distribution — 0.2%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.25% due 09/01/50	382,000	382,422
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	305,000	319,398

		701,820

Electric - Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	134,000	140,700
Edison Mission Energy Senior Notes 7.63% due 05/15/27	455,000	286,650

		427,350

Electric - Integrated — 2.1%
Arizona Public Service Co. Senior Notes 5.05% due 09/01/41	236,000	229,842
Cleco Power LLC Senior Notes 6.00% due 12/01/40	322,000	359,260
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	619,000	613,967
CMS Energy Corp. Senior Notes 6.25% due 02/01/20	1,588,000	1,709,204
Commonwealth Edison Co. 1st. Mtg. Notes 1.95% due 09/01/16	324,000	323,496
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	439,000	500,223
Duke Energy Corp. Senior Notes 3.55% due 09/15/21	504,000	498,117
Duquesne Light Holdings, Inc. Senior Notes 5.90% due 12/01/21*	350,000	354,794
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	160,000	167,805

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
Exelon Corp. Senior Notes 5.63% due 06/15/35	$335,000	$341,695
Georgia Power Co. Senior Notes 3.00% due 04/15/16	265,000	278,964
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/21	237,000	249,770
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17(5)	111,790	114,585
Nevada Power Co. Bonds 5.45% due 05/15/41	286,000	318,992
Nisource Finance Corp. Company Guar. Notes 5.95% due 06/15/41	414,000	423,654
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	605,000	773,160
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	474,000	546,154
PPL Electric Utilities Corp. 1st Mtg. Notes 5.20% due 07/15/41	108,000	118,963
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/21	744,000	744,543
SCANA Corp. Senior Notes 4.75% due 05/15/21	415,000	437,390
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(5)(6)	150,000	0

		9,104,578

Electronic Components - Misc. — 0.2%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	410,000	394,112
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	49,000	54,145
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	293,000	330,358

		778,615

Electronic Components - Semiconductors — 0.1%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	354,000	432,583

Electronics - Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	574,000	596,263

Finance - Auto Loans — 0.5%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	961,000	932,659
Ford Motor Credit Co., LLC Senior Notes 5.88% due 08/02/21	814,000	816,672

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Auto Loans (continued)
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	$435,000	$432,825

		2,182,156

Finance - Commercial — 0.1%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	240,000	250,875

Finance - Credit Card — 0.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	174,000	173,782

Finance - Investment Banker/Broker — 0.9%
GFI Group, Inc. Senior Notes 8.38% due 07/19/18*	561,000	555,390
Jefferies Group, Inc. Senior Notes 5.13% due 04/13/18	760,000	757,647
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 0.00% due 05/31/12†(4)(7)(8)	148,000	15
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(7)(8)	179,000	89
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(7)(8)	230,000	115
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	377,000	380,740
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	666,000	585,398
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	224,000	223,385
MF Global Holdings, Ltd. Senior Notes 6.25% due 08/08/16	367,000	358,452
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18	305,000	305,000
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	523,000	542,937

		3,709,168

Finance - Leasing Companies — 0.1%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	263,000	266,984
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	312,000	321,010

		587,994

Finance - Other Services — 0.1%
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	335,000	329,975

Security Description	Principal Amount	Value (Note 2)

Financial Guarantee Insurance — 0.1%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	$350,000	$248,500

Food - Canned — 0.1%
Blue Merger Sub, Inc. Company Guar. Notes 7.63% due 02/15/19*	250,000	248,125

Food - Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	89,000	100,570

Food - Misc. — 0.5%
Kraft Foods, Inc. Senior Notes 5.38% due 02/10/20	507,000	575,850
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	1,431,000	1,666,906

		2,242,756

Food - Retail — 0.1%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	194,000	231,901

Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	449,000	442,265

Gas - Distribution — 0.1%
Southern Union Co. Senior Notes 7.60% due 02/01/24	342,000	415,611

Gold Mining — 0.1%
Barrick North America Finance LLC Company Guar. Notes 4.40% due 05/30/21*	518,000	542,205

Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	160,000	152,800

Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	560,000	574,000
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(5)(6)	380,000	0
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	300,000	300,000
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	470,000	474,700

		1,348,700

Insurance - Life/Health — 0.7%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	186,000	197,717
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	256,000	263,352

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Life/Health (continued)
Protective Life Corp. Senior Notes 8.45% due 10/15/39	$636,000	$725,025
Prudential Financial, Inc. Senior Notes 3.00% due 05/12/16	400,000	398,552
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	545,000	550,285
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	723,000	773,442

		2,908,373

Insurance - Multi-line — 0.1%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	319,000	283,122

Insurance - Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	220,000	231,774

Marine Services — 0.1%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19*	500,000	475,000

Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	150,000	149,062

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 4.70% due 04/01/21	608,000	650,532

Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	409,000	517,603
Johnson & Johnson Notes 5.55% due 08/15/17	455,000	548,654
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	198,000	207,405
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(10)	235,000	233,238

		1,506,900

Medical - Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 2.30% due 06/15/16	460,000	470,411
Amgen, Inc. Senior Notes 5.65% due 06/15/42	398,000	435,539
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	355,000	381,862

		1,287,812

Security Description	Principal Amount	Value (Note 2)

Medical - HMO — 0.2%
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	$657,000	$707,482

Medical - Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	277,000	270,767
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	420,000	457,800
IASIS Healthcare LLC/IASIS Capital Corp. Senior Notes 8.38% due 05/15/19*	75,000	65,625
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	317,000	291,640

		1,085,832

Metal - Aluminum — 0.2%
Alcoa, Inc. Senior Notes 5.55% due 02/01/17	430,000	458,787
Alcoa, Inc. Senior Notes 5.90% due 02/01/27	308,000	308,815

		767,602

Metal - Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	400,000	431,500

Metal - Iron — 0.1%
Cliffs Natural Resources, Inc. Senior Notes 6.25% due 10/01/40	227,000	224,795

MRI/Medical Diagnostic Imaging — 0.1%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	345,000	340,687

Multimedia — 0.5%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	250,000	284,191
NBCUniversal Media LLC Senior Notes 2.88% due 04/01/16	465,000	476,472
NBCUniversal Media LLC Senior Notes 4.38% due 04/01/21	232,000	238,112
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	280,000	294,066
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	460,000	527,366
Walt Disney Co. Senior Notes 2.75% due 08/16/21	397,000	391,548

		2,211,755

Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	295,000	300,900

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	$747,000	$784,349
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/41	144,000	149,622
Republic Services, Inc. Company Guar. Notes 6.09% due 03/15/35	75,000	81,040
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	463,000	514,162
Waste Management, Inc. Company Guar. Notes 2.60% due 09/01/16	346,000	350,650

		1,879,823

Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 4.50% due 05/15/21	486,000	502,575

Oil Companies - Exploration & Production — 1.5%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	185,000	175,750
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	1,223,000	1,374,761
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	480,000	511,481
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	280,000	285,600
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	115,000	109,825
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	540,000	564,300
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	550,000	552,225
EV Energy Partners LP / EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19*	70,000	68,600
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.75% due 11/01/15*	206,000	210,120
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	325,000	347,750
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16*	151,000	129,482
Noble Energy, Inc. Senior Notes 6.00% due 03/01/41	601,000	651,738
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	310,000	347,319
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	125,000	131,250

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production (continued)
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21*	$265,000	$258,375
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	814,000	918,877

		6,637,453

Oil Companies - Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	670,000	734,001
Hess Corp. Senior Notes 5.60% due 02/15/41	286,000	295,536
Hess Corp. Senior Notes 7.88% due 10/01/29	265,000	342,132

		1,371,669

Oil Field Machinery & Equipment — 0.1%
Cameron International Corp. Senior Notes 4.50% due 06/01/21	560,000	601,534

Oil Refining & Marketing — 0.1%
Sunoco Logistics Partners Operations LP Company Guar. Notes 6.10% due 02/15/42	410,000	405,870

Oil - Field Services — 0.2%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	350,000	339,500
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	116,000	118,320
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19*	325,000	325,000

		782,820

Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	579,000	597,091
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	128,000	126,720

		723,811

Pipelines — 1.1%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	295,000	300,162
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	160,000	164,000
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41	1,253,000	1,202,339
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/41	386,000	401,184
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18*	450,000	434,250

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	$810,000	$897,677
Kinder Morgan Energy Partners LP Senior Notes 5.63% due 09/01/41	350,000	337,801
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	81,000	86,074
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	110,000	112,200
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	393,000	451,847
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21*	505,000	533,126

		4,920,660

Publishing - Newspapers — 0.1%
McClatchy Co. Senior Sec. Notes 11.50% due 02/15/17	430,000	414,950

Publishing - Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	123,000	139,912

Real Estate Investment Trusts — 0.9%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	355,000	358,379
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	355,000	348,126
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	920,000	963,145
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	460,000	485,300
HCP, Inc. Senior Notes 3.75% due 02/01/16	330,000	333,291
HCP, Inc. Senior Notes 5.38% due 02/01/21	351,000	357,595
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	273,000	272,190
National Retail Properties, Inc. Senior Notes 5.50% due 07/15/21	371,000	382,716
Sabra Health Care LP / Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	320,000	304,800

		3,805,542

Real Estate Management/Services — 0.1%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19*	280,000	267,750

Security Description	Principal Amount	Value (Note 2)

Real Estate Operations & Development — 0.0%
First Industrial LP Senior Notes 5.75% due 01/15/16	$135,000	$135,231

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(5)(6)	100,000	10

Rental Auto/Equipment — 0.2%
B-Corp Merger Sub, Inc. Senior Notes 8.25% due 06/01/19*	333,000	309,690
RSC Equipment Rental Inc/RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	310,000	289,075
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	305,000	278,312

		877,077

Retail - Discount — 0.5%
Target Corp. Senior Notes 1.13% due 07/18/14	251,000	252,836
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/20	760,000	790,619
Wal-Mart Stores, Inc. Senior Notes 4.25% due 04/15/21	520,000	568,445
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	388,000	418,326

		2,030,226

Retail - Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	441,000	517,842
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	325,579	351,583

		869,425

Retail - Jewelry — 0.0%
Claire’s Stores, Inc. Sec. Notes 8.88% due 03/15/19	70,000	59,763

Retail - Propane Distribution — 0.0%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 08/01/21*	65,000	62,400

Retail - Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	135,000	154,079

Retail - Restaurants — 0.1%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	215,000	223,600

Retail - Toy Stores — 0.1%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	290,000	295,800

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Schools — 0.1%
Massachusetts Institute of Technology Notes 5.60% due 07/01/11	$350,000	$422,550

Seismic Data Collection — 0.1%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	335,000	293,125

Special Purpose Entities — 0.3%
FUEL Trust Sec. Notes 3.98% due 06/15/16*	674,000	672,055
FUEL Trust Sec. Notes 4.21% due 04/15/16*	527,000	529,921

		1,201,976

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/20	264,000	305,343

Steel - Producers — 0.2%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	295,000	302,744
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	417,000	425,861

		728,605

Storage/Warehousing — 0.1%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	410,000	398,725

Telecom Services — 0.2%
BellSouth Telecommunications Inc Senior Notes 6.38% due 06/01/28	315,000	347,681
Embarq Corp. Senior Notes 7.08% due 06/01/16	496,000	540,043
Qwest Corp. Senior Notes 7.50% due 10/01/14	135,000	149,513

		1,037,237

Telephone - Integrated — 1.4%
AT&T, Inc. Senior Notes 5.35% due 09/01/40	375,000	382,069
AT&T, Inc. Senior Notes 5.55% due 08/15/41	302,000	318,281
AT&T, Inc. Senior Notes 6.45% due 06/15/34	395,000	447,648
BellSouth Corp. Senior Notes 6.55% due 06/15/34	346,000	390,725
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	365,000	325,626
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	983,000	957,229

Security Description	Principal Amount	Value (Note 2)

Telephone - Integrated (continued)
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	$767,000	$707,123
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	22,000	21,780
Cincinnati Bell, Inc. Company Guar. Notes 8.25% due 10/15/17	331,000	330,172
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	40,000	41,350
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	36,000	37,440
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	466,000	488,135
Verizon Communications, Inc. Senior Notes 1.95% due 03/28/14	710,000	725,814
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	685,000	833,128

		6,006,520

Therapeutics — 0.1%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC Company Guar. Notes 7.75% due 09/15/18*	375,000	368,437

Transport - Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.95% due 09/15/41	227,000	224,430
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	350,000	376,670

		601,100

Transport - Services — 0.1%
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	228,000	239,668
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	203,000	210,644

		450,312

Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	290,000	307,400

Wireless Equipment — 0.1%
American Tower Corp. Senior Notes 4.50% due 01/15/18	558,000	576,447
Motorola, Inc. Senior Notes 6.63% due 11/15/37	19,795	22,347

		598,794

Total U.S. Corporate Bonds & Notes
(cost $126,077,661)		125,744,737

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 5.5%
Auto - Cars/Light Trucks — 0.1%
Jaguar Land Rover PLC Company Guar. Notes 8.13% due 05/15/21*	$320,000	$300,000

Banks - Commercial — 0.8%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(4)	361,000	296,020
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	330,000	326,653
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(4)	201,000	155,775
Dresdner Bank AG/New York Sub. Notes 7.25% due 09/15/15	471,000	465,950
Groupe BPCE FRS Jr. Sub Notes 3.35% due 09/30/11(4)	132,000	69,397
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/20*(4)	100,000	85,000
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(4)	164,000	168,920
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	309,000	311,293
Standard Chartered PLC Senior Notes 3.20% due 05/12/16*	686,000	684,252
Toronto-Dominion Bank Senior Notes 2.50% due 07/14/16	589,000	606,057
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 03/30/12(4)	820,000	500,200

		3,669,517

Banks - Money Center — 0.2%
ABN Amro Bank NV FRS Senior Notes 2.02% due 01/30/14*	181,000	179,184
ABN Amro Bank NV Senior Notes 3.00% due 01/31/14*	271,000	274,349
Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/20*	264,000	247,401

		700,934

Banks - Special Purpose — 0.2%
Export-Import Bank of Korea Senior Notes 3.75% due 10/20/16	881,000	891,096

Cellular Telecom — 0.3%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/16	675,000	669,519
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/40	449,000	499,273

		1,168,792

Security Description	Principal Amount	Value (Note 2)

Chemicals - Diversified — 0.1%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	$300,000	$296,429

Chemicals - Plastics — 0.1%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	255,000	284,325

Computers - Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18*	450,000	446,625

Diversified Banking Institutions — 0.1%
Royal Bank of Scotland Group PLC Sub. Notes 5.00% due 10/01/14	560,000	539,699

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	121,000	146,396
Teck Resources, Ltd. Company Guar. Notes 3.15% due 01/15/17	274,000	281,443

		427,839

Diversified Operations — 0.2%
Votorantim Cimentos SA Company Guar. Notes 7.25% due 04/05/41*	1,013,000	997,805

Finance - Other Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*	330,000	325,050

Gold Mining — 0.2%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	480,000	489,542
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*	586,000	589,827

		1,079,369

Insurance - Multi-line — 0.2%
Aegon NV FRS Jr. Sub. Notes 3.29% due 07/15/14(4)	104,000	54,600
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(4)	385,000	344,575
XL Group PLC Senior Notes 5.25% due 09/15/14	297,000	318,712
XL Group PLC Senior Notes 6.38% due 11/15/24	194,000	203,201

		921,088

Insurance - Reinsurance — 0.1%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	328,000	376,231

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling — 0.3%
Ensco PLC Senior Notes 4.70% due 03/15/21	$864,000	$903,142
Transocean, Inc. Company Guar. Notes 6.00% due 03/15/18	415,000	459,237

		1,362,379

Oil Companies - Exploration & Production — 0.2%
Nexen, Inc. Senior Notes 7.50% due 07/30/39	648,000	752,067

Oil Companies - Integrated — 0.9%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	436,000	456,241
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	450,000	479,685
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	626,000	800,615
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41	740,000	836,200
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/21*	589,000	639,493
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/41*	580,000	624,765

		3,836,999

Oil - Field Services — 0.1%
Weatherford International, Ltd., Bermuda Company Guar. Notes 6.75% due 09/15/40	370,000	403,972

Paper & Related Products — 0.1%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	89,000	96,343
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*	450,000	400,500

		496,843

Pipelines — 0.1%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	415,000	418,371

Special Purpose Entities — 0.2%
Aries Vermoegensverwaltungs GmbH Sec. Notes 9.60% due 10/25/14	500,000	620,000
SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/49*(4)	272,000	269,280

		889,280

SupraNational Banks — 0.0%
Asian Development Bank Senior Notes 5.82% due 06/16/28	176,000	216,010

Security Description	Principal Amount	Value (Note 2)

Telephone - Integrated — 0.7%
Deutsche Telekom International Finance BV Company Guar. Notes 3.13% due 04/11/16*	$725,000	$741,286
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15	606,000	596,128
Telecom Italia Capital SA Company Guar. Notes 7.00% due 06/04/18	527,000	543,420
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/21	1,044,000	1,009,743
Telefonica Emisones SAU Company Guar. Notes 6.42% due 06/20/16	220,000	231,208

		3,121,785

Total Foreign Corporate Bonds & Notes
(cost $23,533,928)		23,922,505

FOREIGN GOVERNMENT AGENCIES — 2.1%
Regional Authority — 0.3%
Province of British Columbia Canada Senior Notes 2.85% due 06/15/15	1,032,000	1,104,754

Sovereign — 1.8%
Republic of Argentina Senior Bonds 8.28% due 12/31/33	395,183	324,050
Republic of Colombia Senior Bonds 6.13% due 01/18/41	400,000	469,000
Republic of Indonesia Senior Bonds 6.63% due 02/17/37	850,000	1,015,750
Republic of the Philippines Senior Bonds 6.38% due 10/23/34	1,000,000	1,182,500
Republic of Turkey Senior Bonds 11.88% due 01/15/30	650,000	1,109,875
Republic of Venezuela Senior Bonds 9.25% due 09/15/27	1,410,000	994,050
Russian Federation Senior Bonds 7.50% due 03/31/30(3)	692,000	827,840
United Mexican States Senior Notes 5.95% due 03/19/19	800,000	946,000
United Mexican States Senior Notes 6.05% due 01/11/40	944,000	1,082,296

		7,951,361

Total Foreign Government Agencies
(cost $8,371,666)		9,056,115

U.S. GOVERNMENT AGENCIES — 33.1%
Federal Home Loan Mtg. Corp. — 9.8%
4.50% due 11/01/18	199,488	213,852
4.50% due 02/01/19	203,966	218,843
4.50% due 01/01/39	531,208	562,371
4.50% due 12/01/39	2,700,938	2,883,865
4.50% due 08/01/40	1,978,069	2,091,330
4.50% due 06/01/41	3,138,360	3,316,832

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 03/01/19	$80,005	$86,626
5.00% due 10/01/33	27,011	29,199
5.00% due 06/01/34	134,914	145,780
5.00% due 12/01/34	204,484	220,953
5.00% due 07/01/35	250,421	270,551
5.00% due 08/01/35	687,372	742,624
5.00% due 11/01/35	403,340	435,762
5.00% due 11/01/36	232,275	250,547
5.00% due 01/01/37	242,534	261,613
5.00% due 03/01/38	485,563	523,229
5.00% due 08/01/39	1,201,101	1,295,407
5.00% due 09/01/39	4,003,576	4,314,137
5.00% due 07/01/40	3,736,160	4,027,731
5.50% due 11/01/18	102,121	111,383
5.50% due 11/01/32	133,925	147,240
5.50% due 07/01/34	142,183	156,209
5.50% due 02/01/35	348,428	382,960
5.50% due 07/01/35	7,983	8,774
5.50% due 08/01/35	1,695,536	1,851,129
5.50% due 01/01/36	1,987,034	2,186,336
5.50% due 05/01/37	541,387	594,212
5.50% due 09/01/37	817,414	894,979
5.50% due 10/01/37	3,188,228	3,490,763
5.50% due 07/01/38	152,407	166,869
5.50% due 10/01/38	197,417	215,842
5.50% due 11/01/38	473,850	518,074
5.50% due 05/01/40	2,193,738	2,401,904
6.00% due 07/01/35	238,066	265,462
6.00% due 12/01/36	208,621	231,945
6.00% due 08/01/37	1,489,593	1,653,801
6.00% due 02/01/39	588,544	652,871
6.00% due 04/01/40	975,106	1,081,685
6.50% due 12/01/32	423,287	484,089
6.50% due 02/01/36	92,988	105,648
6.50% due 09/01/36	2,868	3,244
6.50% due 05/01/37	346,034	390,116
6.50% due 11/01/37	904,040	1,019,207
7.00% due 11/01/16	11,539	12,450
7.00% due 07/01/32	37,851	43,830
7.50% due 12/01/30	2,324	2,715
7.50% due 04/01/31	33,733	39,253
8.00% due 02/01/30	4,705	5,591
8.00% due 07/01/30	946	1,123
Federal Home Loan Mtg. Corp. REMIC Series 3841, Class PA 5.00% due 12/15/40	956,333	1,058,446
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS IO 6.59% due 09/15/39	3,300,684	540,035

		42,609,437

Federal National Mtg. Assoc. — 20.8%
4.00% due 06/01/39	1,269,016	1,324,271
4.00% due 07/01/39	530,642	551,923
4.00% due 08/01/40	1,653,986	1,716,700
4.00% due 09/01/40	1,099,826	1,141,528
4.00% due 10/01/40	62,831	65,213
4.50% due 06/01/18	43,218	46,360
4.50% due 10/01/24	3,111,372	3,321,361
4.50% due 01/01/25	1,562,964	1,692,382
4.50% due 03/01/25	3,768,082	4,021,215
4.50% due 05/01/25	3,384,464	3,611,826
4.50% due 07/01/25	4,724,285	5,041,654
4.50% due 01/01/40	1,139,143	1,222,161
4.50% due 02/01/40	2,704,264	2,901,345

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
4.50% due 05/01/40	$1,353,323	$1,446,452
4.50% due 08/01/40	4,298,499	4,559,111
4.50% due 09/01/40	5,471,365	5,789,744
4.50% due 11/01/40	1,752,608	1,854,592
4.50% due 12/01/40	1,664,041	1,760,872
4.50% due 05/01/41	2,824,949	2,989,333
5.00% due 03/15/16	248,000	291,146
5.00% due 09/01/18	17,066	18,502
5.00% due 10/01/18	14,351	15,559
5.00% due 02/01/20	29,291	31,757
5.00% due 06/01/22	753,188	813,290
5.00% due 10/01/24	785,875	857,427
5.00% due 04/01/35	3,727,222	4,033,942
5.00% due 03/01/37	193,158	208,510
5.00% due 06/01/37	80,714	87,129
5.00% due 07/01/37	397,584	429,184
5.00% due 04/01/40	2,675,850	2,900,231
5.00% due 05/01/40	2,830,316	3,057,036
5.00% due 07/01/40	10,764,870	11,627,182
5.00% due 08/01/40	2,778,960	3,001,566
5.50% due 10/01/17	32,995	35,869
5.50% due 05/01/18	27,457	29,899
5.50% due 11/01/19	37,817	41,182
5.50% due 11/01/22	193,170	209,770
5.50% due 12/01/33	213,275	235,046
5.50% due 05/01/34	101,239	111,574
5.50% due 08/01/34	2,332,295	2,568,186
5.50% due 03/01/35	2,453,631	2,701,794
5.50% due 12/01/35	43,637	48,030
5.50% due 11/01/36	273,920	300,768
5.50% due 08/01/37	2,348,164	2,587,861
6.00% due 09/01/16	48,305	52,466
6.00% due 12/01/16	11,507	12,498
6.00% due 12/01/33	235,737	263,934
6.00% due 07/01/34	198,250	220,600
6.00% due 10/01/35	3,770,811	4,199,455
6.00% due 11/01/35	469,030	522,347
6.00% due 06/01/36	512,751	570,878
6.00% due 10/01/36	420,147	466,988
6.00% due 10/01/37	299,306	333,530
6.50% due 02/01/17	18,156	19,950
6.50% due 03/01/17	24,265	26,662
6.50% due 04/01/29	37,301	42,800
6.50% due 06/01/29	75,399	86,515
6.50% due 07/01/32	29,062	33,128
6.50% due 02/01/37	581,215	655,276
7.00% due 09/01/31	76,447	88,293
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41	979,993	1,073,575

		89,969,378

Government National Mtg. Assoc. — 2.5%
4.50% due 05/15/39	1,711,094	1,859,706
4.50% due 01/15/40	1,630,968	1,771,729
5.00% due 05/15/34	944,946	1,047,796
5.00% due 01/15/40	1,263,974	1,400,758
5.50% due 12/15/39	2,140,611	2,390,264
6.00% due 10/15/39	1,888,537	2,128,492
6.50% due 06/15/29	7,869	9,084
7.00% due 09/15/28	5,121	5,985

		10,613,814

Total U.S. Government Agencies
(cost $138,970,675)		143,192,629

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 17.7%
United States Treasury Bonds — 3.3%
2.13% due 02/15/40 TIPS(9)	$341,509	$419,763
2.13% due 02/15/41 TIPS(9)	2,172,863	2,682,467
4.25% due 11/15/40	4,000,000	4,483,752
4.38% due 02/15/38	674,000	773,836
4.38% due 05/15/41	2,524,000	2,892,731
4.50% due 05/15/38	588,000	688,327
4.63% due 02/15/40	284,000	338,404
4.75% due 02/15/41	470,000	571,638
5.25% due 11/15/28	1,062,000	1,371,639
8.13% due 08/15/19	158,000	233,741

		14,456,298

United States Treasury Notes — 14.4%
0.50% due 05/31/13	318,000	319,727
0.63% due 07/15/14	770,000	777,038
0.75% due 06/15/14	10,290,000	10,421,835
1.13% due 01/15/12	500,000	501,992
1.13% due 06/15/13	9,000,000	9,149,040
1.25% due 09/30/15	876,000	897,284
1.50% due 06/30/16	1,073,000	1,103,516
1.50% due 07/31/16	649,000	667,049
1.75% due 07/31/15	250,000	261,230
2.13% due 05/31/15	152,000	160,965
2.13% due 08/15/21	248,000	245,907
2.38% due 08/31/14	7,160,000	7,594,075
2.38% due 09/30/14	141,000	149,691
2.38% due 02/28/15	168,000	179,130
2.38% due 05/31/18	5,631,000	5,956,528
2.63% due 02/29/16	2,750,000	2,974,295
2.63% due 08/15/20	1,162,000	1,218,557
2.75% due 05/31/17	3,308,000	3,593,315
2.75% due 02/15/19	760,000	819,969
3.00% due 02/28/17	830,000	913,454
3.13% due 05/15/19	262,000	289,346
3.13% due 05/15/21	2,950,000	3,195,233
3.38% due 11/15/19	1,099,000	1,229,849
3.50% due 05/15/20	5,472,000	6,159,010
3.63% due 08/15/19	78,000	88,896
3.63% due 02/15/20	2,161,000	2,456,787
4.25% due 08/15/15	750,000	856,582

		62,180,300

Total U.S. Government Treasuries
(cost $73,732,674)		76,636,598

COMMON STOCK — 0.1%
Banks - Commercial — 0.1%
Lloyds Banking Group PLC†	416,870	227,339

Independent Power Producers — 0.0%
GenOn Energy, Inc.†	527	1,602

Total Common Stock
(cost $255,378)		228,941

PREFERRED STOCK — 1.2%
Banks - Commercial — 0.1%
CoBank ACB 11.00%*	7,302	400,697

Banks - Super Regional — 0.2%
US Bancorp FRS 3.50%	635	494,671
Wachovia Capital Trust IX 6.38%	10,650	266,250

		760,921

Security Description	Shares/ Principal Amount	Value (Note 2)

Diversified Banking Institutions — 0.6%
Ally Financial, Inc. 7.00%*	649	$493,828
Goldman Sachs Group, Inc. 6.13%	65,600	1,613,760
HSBC Holdings PLC 8.00%	12,780	340,332

		2,447,920

Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%(3)	6,441	168,690

Electric - Integrated — 0.1%
Southern California Edison Co. FRS 5.87%	3,330	334,665

Finance - Investment Banker/Broker — 0.1%
JP Morgan Chase Capital XXIX 6.70%	21,960	561,078

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mgt. Corp. FRS 8.38%†	6,900	15,387

Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	21,200	434,600

Total Preferred Stock
(cost $5,288,323)		5,123,958

WARRANTS — 0.0%
Publishing - Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14†(5)(6)	382	0

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00)*†(5)(6)	39	7,800
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.50)*†(5)(6)	40	5,000

Total Warrants
(cost $396)		12,800

Total Long-Term Investment Securities
(cost $423,961,862)		429,907,244

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/11 (cost $2,915,000)	$2,915,000	2,915,000

TOTAL INVESTMENTS
(cost $426,876,862)(11)	99.9%	432,822,244
Other assets less liabilities	0.1	346,118

NET ASSETS —	100.0%	$433,168,362

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2011, the aggregate value of these securities was $42,573,009 representing 9.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

(2)	Collateralized Mortgage Obligation
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Perpetual maturity — maturity date reflects the next call date.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(6)	Illiquid security. At August 31, 2011, the aggregate value of these securities was $17,735 representing 0.0% of net assets.
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Bond in default
(9)	Principal amount of security is adjusted for inflation.
(10)	Income may be received in cash or additional shares at the discretion of the issuer.
(11)	See Note 5 for cost of investments on a tax basis.

REMIC—Real	Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS securities are the current interest at August 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$45,988,961	$—	$45,988,961
U.S. Corporate Bonds & Notes	—	125,204,722	540,015	125,744,737
Foreign Corporate Bonds & Notes	—	23,922,505	—	23,922,505
Foreign Government Agencies	—	9,056,115	—	9,056,115
U.S. Government Agencies	—	143,192,629	—	143,192,629
U.S. Government Treasuries	—	76,636,598	—	76,636,598
Common Stock	228,941	—	—	228,941
Preferred Stock	4,229,433	894,525	—	5,123,958
Warrants	—	—	12,800	12,800
Short-Term Investment Securities:
Time Deposits	—	2,915,000	—	2,915,000

Total	$4,458,374	$427,811,055	$552,815	$432,822,244

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
Balance as of 08/31/2010	$24,360	$1,069,548	$6,806	$0	$0
Accrued discounts/premiums	—	459	—	—	—
Realized gain (loss)	—	(97,060)	7,838	—	—
Change in unrealized appreciation (depreciation)(1)	3,640	105,477	(6,806)	—	12,800
Net purchases (sales)	(28,000)	(653,004)	(7,838)	(0)	—
Transfers in and/or out of Level 3(2)	—	114,595	—	—	—

Balance as of 08/31/2011	$—	$540,015	$—	$—	$12,800

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2011 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
$—	$(22,306)	$—	$—	$12,800

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company II High Yield Bond Fund

PORTFOLIO PROFILE — August 31, 2011 (Unaudited)

Industry Allocation*

Time Deposits	5.8%
Oil Companies — Exploration & Production	5.4
Cable/Satellite TV	4.7
Banks — Commercial	4.1
Diversified Banking Institutions	4.1
Telephone — Integrated	3.3
Medical — Hospitals	3.3
Auto/Truck Parts & Equipment — Original	3.1
Auto — Cars/Light Trucks	2.9
Cellular Telecom	2.9
Pipelines	2.4
Finance — Auto Loans	2.3
Casino Hotels	2.2
Electric — Integrated	1.8
Paper & Related Products	1.7
Transport — Marine	1.7
Satellite Telecom	1.7
Finance — Consumer Loans	1.6
Real Estate Investment Trusts	1.4
Aerospace/Defense — Equipment	1.3
Retail — Drug Store	1.3
Retail — Regional Department Stores	1.3
Diversified Financial Services	1.2
Coal	1.2
Computer Services	1.1
Machinery — Farming	1.1
Computers — Memory Devices	1.1
Telecom Services	1.1
Containers — Metal/Glass	1.1
Oil — Field Services	1.1
Multimedia	1.1
Independent Power Producers	1.0
Casino Services	1.0
Electric — Generation	1.0
Theaters	0.9
Diversified Manufacturing Operations	0.9
Medical — Drugs	0.9
Office Automation & Equipment	0.9
Oil Field Machinery & Equipment	0.8
Chemicals — Diversified	0.8
Consumer Products — Misc.	0.8
Insurance — Multi-line	0.8
Diversified Minerals	0.7
Banks — Mortgage	0.7
Medical Information Systems	0.7
Shipbuilding	0.7
Medical Products	0.7
Electronic Components — Semiconductors	0.7
Broadcast Services/Program	0.6
Diagnostic Kits	0.6
Commercial Services	0.6
Agricultural Chemicals	0.6
Retail — Arts & Crafts	0.5
Medical Labs & Testing Services	0.5
Pharmacy Services	0.5
Machinery — General Industrial	0.5
Investment Companies	0.5
Medical — Outpatient/Home Medical	0.5
Telecommunication Equipment	0.5
Athletic Equipment	0.4
Advertising Services	0.4
Physical Therapy/Rehabilitation Centers	0.4
Publishing — Books	0.4
Commercial Services — Finance	0.4
Printing — Commercial	0.4
Data Processing/Management	0.4
Television	0.3
Beverages — Wine/Spirits	0.3
Web Hosting/Design	0.3

Food — Meat Products	0.3%
Alternative Waste Technology	0.3
Office Supplies & Forms	0.3
Internet Connectivity Services	0.3
Containers — Paper/Plastic	0.3
Retail — Propane Distribution	0.3
Hotels/Motels	0.2
Direct Marketing	0.2
Apparel Manufacturers	0.2
Rental Auto/Equipment	0.2
Chemicals — Plastics	0.2
Retail — Apparel/Shoe	0.2
Rubber — Tires	0.2
Chemicals — Specialty	0.2
Enterprise Software/Service	0.2
Storage/Warehousing	0.2
Diversified Operations/Commercial Services	0.2
Publishing — Periodicals	0.2
Motion Pictures & Services	0.1
Airlines	0.1
Hazardous Waste Disposal	0.1
Medical — Biomedical/Gene	0.1
Aerospace/Defense	0.1
Food — Misc.	0.1

98.8%

Credit Quality†#

BBB	3.8%
BB	44.1
B	40.1
CCC	9.5
Not Rated@	2.5

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011

Security Description	Principal Amount	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 1.6%
Auto - Cars/Light Trucks — 0.3%
Ford Motor Co. Senior Notes 4.25% due 11/15/16	$521,000	$747,635

Cellular Telecom — 0.4%
Leap Wireless International, Inc. Senior Notes 4.50% due 07/15/14	1,246,000	1,101,153

Oil Companies - Exploration & Production — 0.9%
Chesapeake Energy Corp. Company Guar. Notes 2.50% due 05/15/37	2,185,000	2,283,325

Total Convertible Bonds & Notes
(cost $3,667,863)		4,132,113

U.S. CORPORATE BONDS & NOTES — 77.9%
Advertising Services — 0.4%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/15*	1,915,000	1,129,850

Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	165,000	172,013

Aerospace/Defense - Equipment — 1.3%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	1,390,000	1,424,750
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/18*	1,995,000	2,029,912

		3,454,662

Agricultural Chemicals — 0.6%
CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/18	300,000	340,125
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/20	970,000	1,110,650

		1,450,775

Airlines — 0.1%
Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	295,327	307,140

Alternative Waste Technology — 0.3%
Darling International, Inc. Company Guar. Notes 8.50% due 12/15/18	647,000	700,378

Apparel Manufacturers — 0.2%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/20	615,000	607,313

Athletic Equipment — 0.4%
Easton-Bell Sports, Inc. Senior Sec. Notes 9.75% due 12/01/16	1,075,000	1,144,875

Auto - Cars/Light Trucks — 2.6%
Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.00% due 06/15/19*	1,310,000	1,142,975

Security Description	Principal Amount	Value (Note 2)

Auto - Cars/Light Trucks (continued)
Ford Motor Co. Senior Notes 7.45% due 07/16/31	$5,250,000	$5,755,958

		6,898,933

Auto/Truck Parts & Equipment - Original — 3.1%
Affinia Group, Inc. Company Guar. Notes 9.00% due 11/30/14	1,010,000	989,800
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*	819,000	884,520
ArvinMeritor, Inc. Company Guar. Notes 8.13% due 09/15/15	2,325,000	2,191,312
ArvinMeritor, Inc. Company Guar. Notes 10.63% due 03/15/18	1,095,000	1,119,638
Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/18	275,000	287,375
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	120,000	124,950
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	2,310,000	2,517,900

		8,115,495

Auto/Truck Parts & Equipment - Replacement — 0.0%
Exide Corp. Escrow Notes 10.00% due 03/15/25†(1)(2)	300,000	0

Banks - Commercial — 3.4%
CIT Group, Inc. Sec. Notes 6.63% due 04/01/18*	766,000	766,000
CIT Group, Inc. Sec. Notes 7.00% due 05/01/14	251,711	252,969
CIT Group, Inc. Sec. Notes 7.00% due 05/01/15	360	358
CIT Group, Inc. Sec. Notes 7.00% due 05/04/15*	451,000	448,745
CIT Group, Inc. Sec. Notes 7.00% due 05/01/16	268	267
CIT Group, Inc. Sec. Notes 7.00% due 05/02/16*	2,147,000	2,136,265
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	175	173
CIT Group, Inc. Sec. Notes 7.00% due 05/02/17*	5,433,000	5,365,087

		8,969,864

Banks - Mortgage — 0.7%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	1,915,000	1,924,575

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Beverages - Wine/Spirits — 0.3%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	$750,000	$795,000

Broadcast Services/Program — 0.6%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 9.25% due 12/15/17	210,000	222,600
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 9.25% due 12/15/17	830,000	888,100
Fisher Communications, Inc. Company Guar. Notes 8.63% due 09/15/14	586,000	572,815
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14(4)	814	798

		1,684,313

Cable/Satellite TV — 4.7%
Bresnan Broadband Holdings LLC Company Guar. Notes 8.00% due 12/15/18*	981,000	990,810
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/20	830,000	869,425
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/17	2,717,000	2,801,906
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18	2,321,000	2,413,840
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/20	315,000	333,113
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21*	1,886,000	1,900,145
Mediacom LLC / Mediacom Capital Corp. Senior Notes 9.13% due 08/15/19	3,015,000	3,045,150

		12,354,389

Casino Hotels — 2.2%
CityCenter Holdings LLC/CityCenter Finance Corp. Senior Sec. Notes 7.63% due 01/15/16*	1,070,000	1,040,575
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	1,895,000	2,041,862
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/20	480,000	512,400
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	900,000	1,003,500
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	1,165,000	1,272,763

		5,871,100

Casino Services — 0.3%
Greektown, Inc. LLC Escrow Notes 10.75% due 12/01/13†(1)(2)	930,000	0

Security Description	Principal Amount	Value (Note 2)

Casino Services (continued)
Peninsula Gaming LLC Sec. Notes 8.38% due 08/15/15	$770,000	$781,550

		781,550

Cellular Telecom — 2.5%
Buccaneer Merger Sub, Inc. Senior Notes 9.13% due 01/15/19*	1,385,000	1,385,000
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	750,000	759,375
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	1,705,000	1,762,543
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/20	1,265,000	1,182,775
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/18	960,000	973,200
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	429,000	422,029

		6,484,922

Chemicals - Diversified — 0.8%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	775,000	821,500
Lyondell Chemical Co. Senior Sec. Notes 8.00% due 11/01/17*	173,000	191,598
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/21	906,000	774,630
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14	403,000	426,172

		2,213,900

Chemicals - Plastics — 0.2%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/20	680,000	593,300

Chemicals - Specialty — 0.2%
Ferro Corp. Senior Notes 7.88% due 08/15/18	550,000	555,500

Coal — 1.2%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	476,000	468,860
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/21	320,000	312,800
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	2,321,000	2,390,630

		3,172,290

Commercial Services — 0.3%
ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/16*(5)	790,000	791,975

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services - Finance — 0.4%
Speedy Cash, Inc. Senior Sec. Notes 10.75% due 10/15/18*	$970,000	$970,000

Computer Services — 1.1%
SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/18	1,161,000	1,105,852
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/20	525,000	501,375
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	1,186,000	1,209,720
SunGard Data Systems, Inc. Company Guar. Notes 10.63% due 05/15/15	175,000	185,500

		3,002,447

Consumer Products - Misc. — 0.8%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/21*	1,035,000	962,550
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.75% due 10/15/16*	230,000	235,175
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	415,000	410,850
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	404,000	393,395

		2,001,970

Containers - Metal/Glass — 1.1%
Ball Corp. Company Guar. Notes 5.75% due 05/15/21	891,000	884,318
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	125,000	134,375
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	185,000	200,725
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	945,000	1,008,787
Crown Americas LLC/Crown Americas Capital Corp. III Senior Notes 6.25% due 02/01/21*	425,000	427,125
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	275,000	269,500

		2,924,830

Containers - Paper/Plastic — 0.3%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	600,000	652,500

Data Processing/Management — 0.4%
First Data Corp. Sec. Notes 8.25% due 01/15/21*	552,000	471,960
First Data Corp. Sec. Notes 8.75% due 01/15/22*(5)	553,000	475,580

		947,540

Security Description	Principal Amount	Value (Note 2)

Diagnostic Kits — 0.6%
Alere, Inc. Senior Notes 7.88% due 02/01/16	$1,735,000	$1,676,444

Direct Marketing — 0.2%
Sitel LLC/Sitel Finance Corp. Senior Notes 11.50% due 04/01/18	725,000	616,250

Diversified Banking Institutions — 3.0%
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/20	985,000	967,762
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20	1,385,000	1,398,850
GMAC LLC Company Guar. Notes 6.88% due 09/15/11	2,703,000	2,703,000
GMAC LLC Sub. Notes 8.00% due 12/31/18	1,475,000	1,438,125
NB Capital Trust IV Ltd. Guar. Notes 8.25% due 04/15/27	1,475,000	1,475,000

		7,982,737

Diversified Financial Services — 0.6%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/19*	1,510,000	1,540,200

Diversified Manufacturing Operations — 0.5%
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/15	1,025,000	835,375
SPX Corp. Senior Notes 7.63% due 12/15/14	400,000	431,000

		1,266,375

Diversified Operations/Commercial Services — 0.2%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	510,000	526,575

Electric - Generation — 0.9%
AES Corp. Senior Notes 8.00% due 10/15/17	1,310,000	1,375,500
AES Corp. Senior Notes 8.00% due 06/01/20	450,000	472,500
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17(1)	445,698	452,384

		2,300,384

Electric - Integrated — 0.7%
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21(1)	1,100,000	1,045,000
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	328,217	336,423
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(2)	1,225,000	0

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/20*	$605,000	$511,225

		1,892,648

Electronic Components - Semiconductors — 0.7%
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	920,000	952,200
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	565,000	594,662
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/20	228,000	238,830

		1,785,692

Enterprise Software/Service — 0.2%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	545,000	546,363

Finance - Auto Loans — 2.3%
Credit Acceptance Corp. Senior Sec.Notes 9.13% due 02/01/17	1,060,000	1,073,250
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/20	1,735,000	1,939,130
Ford Motor Credit Co., LLC Senior Notes 8.70% due 10/01/14	2,725,000	3,019,406

		6,031,786

Finance - Consumer Loans — 1.6%
SLM Corp. Senior Notes 6.25% due 01/25/16	1,035,000	1,058,227
SLM Corp. Senior Notes 8.00% due 03/25/20	406,000	417,178
SLM Corp. Senior Notes 8.45% due 06/15/18	934,000	988,908
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 13.25% due 07/15/15*	545,000	588,600
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 13.25% due 07/15/15	1,145,000	1,236,600

		4,289,513

Food - Meat Products — 0.3%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	625,000	706,250

Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	252,000	266,490

Hotel/Motels — 0.2%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 7.15% due 12/01/19	585,000	639,113

Security Description	Principal Amount	Value (Note 2)

Independent Power Producers — 1.0%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/21*	$1,360,000	$1,373,600
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)	3,278,000	0
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	550,000	566,500
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	690,000	669,300

		2,609,400

Insurance - Multi-line — 0.8%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/38	1,970,000	1,989,700

Machinery - Farming — 1.1%
Case New Holland, Inc. Company Guar. Notes 7.75% due 09/01/13	1,175,000	1,236,688
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17	1,595,000	1,726,587

		2,963,275

Machinery - General Industrial — 0.5%
CPM Holdings, Inc. Senior Sec. Notes 10.58% due 09/01/14(8)	1,150,000	1,221,875

Medical Information Systems — 0.7%
IMS Health, Inc. Senior Notes 12.50% due 03/01/18*	1,645,000	1,891,750

Medical Labs & Testing Services — 0.5%
American Renal Holdings Senior Sec. Notes 8.38% due 05/15/18	1,270,000	1,266,825

Medical Products — 0.7%
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	1,133,000	1,186,817
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(5)	636,000	670,980

		1,857,797

Medical - Biomedical/Gene — 0.1%
STHI Holding Corp. Sec. Notes 8.00% due 03/15/18*	265,000	251,750

Medical - Drugs — 0.4%
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 08/15/21*	1,315,000	1,157,200

Medical - Hospitals — 3.3%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	1,800,000	1,824,750
HCA, Inc. Senior Notes 6.25% due 02/15/13	900,000	915,750

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Hospitals (continued)
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/20	$805,000	$814,056
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/20	2,370,000	2,512,200
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	750,000	817,500
Tenet Healthcare Corp. Senior Sec. Notes 9.00% due 05/01/15	1,720,000	1,823,200

		8,707,456

Medical - Outpatient/Home Medical — 0.5%
Radiation Therapy Services, Inc. Company Guar. Notes 9.88% due 04/15/17	1,290,000	1,193,250

Motion Pictures & Services — 0.1%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	330,000	333,300

Multimedia — 0.0%
Haights Cross Operating Co. FRS Ltd. Guar. Notes 16.00% due 03/15/14†(1)(2)(9)	100,864	12,608

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/03†(1)(2)(6)(7)	210,000	0

Office Automation & Equipment — 0.9%
CDW LLC/CDW Finance Corp. Senior Sec. Notes 8.00% due 12/15/18*	1,060,000	1,046,750
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/19*	1,362,000	1,263,255
CDW LLC/CDW Finance Corp. Company Guar. Notes 11.00% due 10/12/15	13,000	13,260
CDW LLC/CDW Finance Corp. Company Guar. Notes 11.50% due 10/12/15(5)	13,199	13,463

		2,336,728

Office Supplies & Forms — 0.3%
ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15	625,000	683,594

Oil Companies - Exploration & Production — 3.8%
Antero Resources Finance Corp. Senior Notes 7.25% due 08/01/19*	790,000	768,275
Antero Resources Finance Corp. Company Guar. Notes 9.38% due 12/01/17	825,000	874,500
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	805,000	837,200
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	120,000	128,400

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/17	$3,800,000	$4,098,805
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	200,000	189,000
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	1,565,000	1,572,825
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	995,000	1,042,263
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/18	545,000	577,700

		10,088,968

Oil Field Machinery & Equipment — 0.4%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	40,000	40,400
Thermon Industries, Inc. Sec. Notes 9.50% due 05/01/17	1,038,000	1,089,900

		1,130,300

Oil - Field Services — 1.1%
Aquilex Holdings LLC/Aquilex Finance Corp. Company Guar. Notes 11.13% due 12/15/16	1,219,000	707,020
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/19*	1,350,000	1,336,500
Hornbeck Offshore Services, Inc. Company Guar. Notes 8.00% due 09/01/17	830,000	821,700

		2,865,220

Paper & Related Products — 0.6%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	310,000	311,550
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	280,000	288,749
Neenah Paper, Inc. Company Guar. Notes 7.38% due 11/15/14	939,000	922,567
Verso Paper Holdings LLC/Verso Paper, Inc. Sec. Notes 8.75% due 02/01/19	170,000	135,575

		1,658,441

Pharmacy Services — 0.5%
BioScrip, Inc. Company Guar. Notes 10.25% due 10/01/15	1,240,000	1,227,600

Physical Therapy/Rehabilitation Centers — 0.4%
Healthsouth Corp. Company Guar. Notes 7.25% due 10/01/18	1,085,000	1,087,712

Pipelines — 2.4%
El Paso Corp. Senior Notes 6.50% due 09/15/20	1,075,000	1,160,968

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
El Paso Corp. Senior Notes 6.88% due 06/15/14	$775,000	$863,195
El Paso Corp. Senior Notes 7.00% due 06/15/17	1,590,000	1,766,992
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	1,350,000	1,383,750
Kinder Morgan Finance Co., LLC Senior Sec. Notes 6.00% due 01/15/18*	1,040,000	1,021,800

		6,196,705

Printing - Commercial — 0.4%
Cenveo Corp. Company Guar. Notes 7.88% due 12/01/13	1,220,000	965,325

Publishing - Books — 0.4%
TL Acquisitions, Inc. Company Guar. Notes 10.50% due 01/15/15*	1,305,000	1,004,850

Publishing - Periodicals — 0.2%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16(8)	341,000	387,888

Real Estate Investment Trusts — 1.4%
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	1,100,000	1,160,500
Host Hotels & Resorts, Inc. Company Guar. Notes 6.00% due 11/01/20	2,455,000	2,387,487

		3,547,987

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(1)(2)	2,565,000	257

Rental Auto/Equipment — 0.2%
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Sec. Notes 10.00% due 07/15/17*	550,000	596,750

Retail - Apparel/Shoe — 0.2%
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	651,000	589,155

Retail - Arts & Crafts — 0.5%
Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/18	1,380,000	1,305,825

Retail - Drug Store — 1.3%
CVS Caremark Corp. FRS Jr. Sub. Notes 6.30% due 06/01/62	1,320,000	1,287,000
Rite Aid Corp. Senior Sec. Notes 9.75% due 06/12/16	150,000	161,063
Rite Aid Corp. Sec. Notes 10.25% due 10/15/19	725,000	759,437
Rite Aid Corp. Sec. Notes 10.38% due 07/15/16	1,095,000	1,148,381

		3,355,881

Security Description	Principal Amount	Value (Note 2)

Retail - Propane Distribution — 0.3%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21	$720,000	$646,200

Retail - Regional Department Stores — 1.3%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	2,102,000	2,323,004
Federated Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	329,000	333,236
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.70% due 09/15/28	147,000	161,644
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	314,000	358,376
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	155,000	179,519

		3,355,779

Rubber - Tires — 0.2%
Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	536,000	586,250

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(2)(6)(7)	50,000	0

Satellite Telecom — 0.8%
EH Holding Corp. Senior Sec. Notes 6.50% due 06/15/19*	1,985,000	1,985,000

Shipbuilding — 0.7%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18*	1,730,000	1,626,200
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21*	280,000	263,200

		1,889,400

Storage/Warehousing — 0.2%
Mobile Mini, Inc. Company Guar. Notes 6.88% due 05/01/15	535,000	526,975

Telecom Services — 0.7%
GCI, Inc. Senior Notes 6.75% due 06/01/21	590,000	581,150
West Corp. Company Guar. Notes 7.88% due 01/15/19	1,390,000	1,327,450

		1,908,600

Telecommunication Equipment — 0.5%
Sorenson Communications, Inc. Senior Sec. Notes 10.50% due 02/01/15*	1,920,000	1,171,200

Telephone - Integrated — 3.3%
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	1,485,000	1,460,869

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
Frontier Communications Corp. Senior Notes 7.88% due 04/15/15	$766,000	$808,130
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	600,000	620,250
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	1,620,000	1,684,800
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	185,000	193,788
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	513,000	519,412
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	375,000	400,313
Windstream Corp. Company Guar. Notes 7.75% due 10/15/20	1,155,000	1,178,100
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	425,000	440,937
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	1,380,000	1,436,925

		8,743,524

Television — 0.3%
Sinclair Television Group, Inc. Sec. Notes 9.25% due 11/01/17*	745,000	793,425

Theaters — 0.8%
AMC Entertainment, Inc. Company Guar. Notes 8.00% due 03/01/14	1,558,000	1,511,260
AMC Entertainment, Inc. Company Guar. Notes 8.75% due 06/01/19	550,000	554,125

		2,065,385

Transport - Marine — 1.1%
ACL I Corp. Senior Notes 11.38% due 02/15/16*(5)	1,479,625	1,235,487
Marquette Transportation Co./Marquette Transportation Finance Corp. Sec. Notes 10.88% due 01/15/17	1,630,000	1,593,325

		2,828,812

Web Hosting/Design — 0.3%
Equinix, Inc. Senior Notes 7.00% due 07/15/21	710,000	720,650

Total U.S. Corporate Bonds & Notes
(cost $202,626,136)		204,446,791

FOREIGN CORPORATE BONDS & NOTES — 9.1%
Banks - Commercial — 0.7%
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/20*	2,521,000	1,967,641

Security Description	Principal Amount	Value (Note 2)

Computers - Memory Devices — 1.1%
Seagate HDD Cayman Company Guar. Notes 6.88% due 05/01/20	$1,415,000	$1,354,862
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	1,575,000	1,598,625

		2,953,487

Diversified Manufacturing Operations — 0.4%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18*	535,000	581,813
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	540,000	589,950

		1,171,763

Diversified Minerals — 0.7%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/15*	1,955,000	1,950,113

Electric - Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	160,000	166,000

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(1)(2)(6)(10)	475,000	0

Internet Connectivity Services — 0.3%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/18*	695,000	667,200

Investment Companies — 0.5%
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15	895,000	953,175
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15*	230,000	244,950

		1,198,125

Medical - Drugs — 0.3%
Elan Corp. PLC Company Guar. Notes 8.88% due 12/01/13	760,000	787,550

Multimedia — 1.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	2,795,000	2,815,962

Oil Companies - Exploration & Production — 0.7%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	1,925,000	1,973,125

Oil Field Machinery & Equipment — 0.4%
Sevan Marine ASA Sec. Notes 12.00% due 08/10/15*	1,200,000	876,000
Sevan Marine ASA Senior Notes 15.00% due 07/22/12(2)(15)(18)	265,000	258,141

		1,134,141

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Paper & Related Products — 0.9%
Cascades, Inc. Company Guar. Notes 7.88% due 01/15/20	$575,000	$553,437
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/20*	1,671,000	1,721,130

		2,274,567

Satellite Telecom — 0.9%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/19*	1,345,000	1,297,925
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17(5)	1,002,567	973,743

		2,271,668

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15*†(2)(9)(10)	925,000	18,500

Telecom Services — 0.4%
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/17*	1,000,000	1,037,500

Transport - Marine — 0.6%
Navios Maritime Holdings, Inc. Senior Sec. Notes 8.88% due 11/01/17	1,600,000	1,480,000

Total Foreign Corporate Bonds & Notes
(cost $25,692,600)		23,867,342

LOANS(2)(12)(13) — 2.3%
Beverages - Non-alcoholic — 0.0%
Le-Natures, Inc. Bank Term Loan 10.25% due 03/01/11†(1)(6)(11)	600,000	93,000

Building - Residential/Commercial — 0.0%
TOUSA, Inc Term Loan 12.25% due 08/15/13(1)	1,601,923	80,096

Casino Services — 0.6%
Herbst Gaming, Inc. Term Loan 10.00% due 12/31/15	408,310	417,497
Holding Gaming Borrower LP Term Loan Tranche B-1 12.00% due 06/30/15(1)	995,000	1,059,675

		1,477,172

Commercial Services — 0.3%
Vertrue, Inc. Term Loan 9.25% due 08/14/15(1)	1,215,000	662,175

Electric - Integrated — 1.1%
Texas Competitive Electric Holdings Co. LLC Term Loan 4.77% due 10/10/14(1)	3,873,748	2,982,786

Medical - Drugs — 0.2%
Triax Pharmaceuticals LLC Term Loan 16.50% due 08/30/11†(1)(3)(6)	1,113,144	420,991

Security Description	Shares/ Principal Amount	Value (Note 2)

Theaters — 0.1%
AMC Entertainment Holdings, Inc Term Loan 5.25% due 06/15/12(1)	$396,364	$387,445

Total Loans
(cost $9,338,171)		6,103,665

COMMON STOCK — 0.3%
Building Products - Doors & Windows — 0.0%
Masonite Worldwide Holdings(14)	754	21,489

Casino Services — 0.0%
Greektown, Inc.†(1)(2)	703	0

Food - Misc. — 0.1%
Wornick Co.†(1)(2)(15)	3,444	171,976

Gambling (Non-Hotel) — 0.0%
Shreveport Gaming Holdings, Inc.(1)(2)	2,501	638

Medical - Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(2)(16)	85,612	428

Medical - Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(1)(2)	13,262	331

Multimedia — 0.0%
Haights Cross Communication, Inc.†(1)(2)	10,439	23,383

Paper & Related Products — 0.2%
Caraustar Industries, Inc.†(1)(2)	80	553,902

Retail - Music Store — 0.0%
MTS, Inc.†(1)(2)	3,863	0

Total Common Stock
(cost $2,506,709)		772,147

MEMBERSHIP INTEREST CERTIFICATES — 0.1%
Casino Services — 0.1%
Herbst Gaming, Inc.†(2)(15) (cost $232,701)	23,439	234,393

PREFERRED STOCK — 1.7%
Diversified Banking Institutions — 1.1%
GMAC Capital Trust I FRS 8.13%	131,000	2,796,850

Diversified Financial Services — 0.6%
Citigroup Capital XIII FRS 7.88%	67,000	1,744,680

Medical - Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(1)(2)(16)	26,118	131

Total Preferred Stock
(cost $5,180,641)		4,541,661

WARRANTS — 0.0%
Building Products - Doors & Windows — 0.0%
Masonite Worldwide Holdings Expires 05/20/14 (strike price $55.31)†(2)	3,658	0
Masonite Worldwide Holdings Expires 05/20/16 (strike price $55.31)†(2)	2,743	0

		0

Publishing - Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14†(1)(2)	4,509	0

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

WARRANTS (continued)
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00)†(1)(2)(15)	305	$61,000
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.50)†(1)(2)(15)	305	38,125

		99,125

Total Warrants
(cost $4,669)		99,125

Total Long-Term Investment Securities
(cost $249,249,490)		244,197,237

SHORT-TERM INVESTMENT SECURITIES — 5.8%
Time Deposits — 5.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/11 (cost $15,154,000)	$15,154,000	15,154,000

TOTAL INVESTMENTS
(cost $264,403,490)(17)	98.8%	259,351,237
Other assets less liabilities	1.2	3,028,653

NET ASSETS —	100.0%	$262,379,890

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2011, the aggregate value of these securities was $64,334,747 representing 24.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At August 31, 2011, the aggregate value of these securities was $7,477,478 representing 2.8% of net assets.
(3)	A portion of the interest was paid in additional bonds/loans.
(4)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(5)	Income may be received in cash or additional shares at the discretion of the issuer.
(6)	Security in default of interest and principal at maturity.
(7)	Company has filed for Chapter 7 bankruptcy.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	Bond in default.
(10)	Company has filed bankruptcy in country of issuance.
(11)	Company has filed for Chapter 11 bankruptcy protection.
(12)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(13)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(14)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(15)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2011, the High-Yield Bond Portfolio held the following restricted securities:

Name	Acquis ition Date	Principal Amount/ Shares	Acqui sition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Herbst Gaming Membership Interest Certificate	03/26/08	23,439	$232,701	$234,393	$10.00	0.09%
ION Media Networks, Inc. Warrants	03/01/11	305	—	38,125	125.00	0.01
ION Media Networks, Inc. Warrants	11/11/10	305	—	61,000	200.00	0.02
Sevan Marine ASA 15.00% due 07/22/12	07/19/11	265,000	283,035	258,141	0.97	0.10
Wornick Co. Common Stock	08/08/08	3,444	450,320	171,976	49.93	0.07

				$763,635		0.29%

(16)	Consists of more than one type of securities traded together as a unit.
(17)	See Note 5 for cost of investments on a tax basis.
(18)	Subsequent to August 31, 2011, bond is in default.

FRS—Floating Rate Security

The rates shown on FRS securities are the current interest rates at August 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$4,132,113	$—	$4,132,113
U.S. Corporate Bonds & Notes	—	203,337,979	1,108,812	204,446,791
Foreign Corporate Bonds & Notes	—	23,867,342	0	23,867,342
Loans	—	417,497	5,686,168	6,103,665
Common Stock	—	21,489	750,658	772,147
Membership Interests	—	234,393	—	234,393
Preferred Stock	4,541,530	—	131	4,541,661
Warrants	—	0	99,125	99,125
Short-Term Investment Securities:
Time Deposits	—	15,154,000	—	15,154,000

Total	$4,541,530	$247,164,813	$7,644,894	$259,351,237

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
Balance as of 08/31/2010	$1,413,735	$0	$3,832,605	$576,943	$131	$0
Accrued discounts/premiums	7,734	—	71,930	—	—	—
Realized gain (loss)	(1,120,744)	—	22,159	309,162	—	(37,980)
Change in unrealized appreciation (depreciation)(1)	1,046,997	—	(793,597)	210,776	—	137,105
Net purchases (sales)	(1,027,973)	—	2,553,071	(346,223)	—	—
Transfers in and/or out of Level 3(2)	789,063	—	—	—	—	—

Balance as of 08/31/2011	$1,108,812	$0	$5,686,168	$750,658	$131	$99,125

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at August 31, 2011 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
$(81,375)	$—	$1,125,208	$296,757	$—	$99,125

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company II International Small Cap Equity Fund

PORTFOLIO PROFILE — August 31, 2011 (Unaudited)

Industry Allocation*

Banks — Commercial	3.8%
Electronic Components — Misc.	3.3
Exchange — Traded Funds	3.0
Machinery — General Industrial	2.4
Distribution/Wholesale	2.4
Insurance — Property/Casualty	2.2
Transport — Services	2.1
Veterinary Products	1.6
Auto/Truck Parts & Equipment — Original	1.6
Chemicals — Specialty	1.6
Chemicals — Diversified	1.5
Diversified Financial Services	1.3
Retail — Misc./Diversified	1.3
Retail — Apparel/Shoe	1.2
Building & Construction — Misc.	1.2
Diversified Operations	1.1
Time Deposits	1.1
Audio/Video Products	1.1
Real Estate Operations & Development	1.1
Electronic Components — Semiconductors	1.1
Diversified Manufacturing Operations	1.1
Insurance — Life/Health	1.0
Paper & Related Products	1.0
Gambling (Non-Hotel)	0.9
Entertainment Software	0.9
Food — Misc.	0.9
Semiconductor Equipment	0.9
Telephone — Integrated	0.9
Airlines	0.9
Finance — Investment Banker/Broker	0.8
Telecom Services	0.8
Auto-Cars/Light Trucks	0.8
Transport — Marine	0.8
Engineering/R&D Services	0.8
Security Services	0.8
Oil — Field Services	0.8
Oil Companies — Exploration & Production	0.7
Recycling	0.7
Advertising Services	0.7
Finance — Other Services	0.7
Electronics — Military	0.7
Building Products — Cement	0.7
Leisure Products	0.7
Diagnostic Kits	0.7
Electric Products — Misc.	0.7
Medical — Drugs	0.7
Gas — Distribution	0.7
Insurance — Multi-line	0.6
Retail — Discount	0.6
Commercial Services	0.6
Retail — Restaurants	0.6
Web Portals/ISP	0.6
Transport — Rail	0.6
Investment Management/Advisor Services	0.6
Building — Heavy Construction	0.6
Metal — Diversified	0.6
Agricultural Operations	0.6
Retail — Bookstores	0.6
E-Commerce/Products	0.6
E-Commerce/Services	0.6
Cosmetics & Toiletries	0.5
Cable/Satellite TV	0.5
Motorcycle/Motor Scooter	0.5
Human Resources	0.5
Containers — Paper/Plastic	0.5
Auto/Truck Parts & Equipment — Replacement	0.5
Diversified Minerals	0.5
Banks — Money Center	0.5
Chemicals — Fibers	0.5

Agricultural Chemicals	0.5%
Travel Services	0.5
Banks — Mortgage	0.5
Oil Field Machinery & Equipment	0.5
Transport — Truck	0.5
Private Equity	0.5
Building — Residential/Commercial	0.5
Gold Mining	0.5
Medical Products	0.5
Electronic Measurement Instruments	0.4
Building — Maintance & Services	0.4
Internet Connectivity Services	0.4
Textile — Products	0.4
Batteries/Battery Systems	0.4
Hotels/Motels	0.4
Commercial Services — Finance	0.4
Consumer Products — Misc.	0.4
Multimedia	0.4
Machinery — Construction & Mining	0.4
Steel — Specialty	0.4
Television	0.4
Beverages — Wine/Spirits	0.4
Rubber — Tires	0.4
Medical Labs & Testing Services	0.4
Rubber/Plastic Products	0.4
Recreational Vehicles	0.4
Rental Auto/Equipment	0.4
Metal Products — Fasteners	0.4
Tools — Hand Held	0.4
Enterprise Software/Service	0.4
Consulting Services	0.3
Real Estate Management/Services	0.3
Retail — Building Products	0.3
Advanced Materials	0.3
Appliances	0.3
Publishing — Periodicals	0.3
Alternative Waste Technology	0.3
Aerospace/Defense	0.3
Machine Tools & Related Products	0.3
Internet Content — Information/News	0.3
Golf	0.3
Computers — Integrated Systems	0.3
Machinery — Electrical	0.3
Seismic Data Collection	0.3
Building Products — Doors & Windows	0.3
Pipelines	0.3
Photo Equipment & Supplies	0.3
Computers	0.3
Platinum	0.3
Coatings/Paint	0.3
Food — Meat Products	0.3
Food — Retail	0.3
Real Estate Investment Trusts	0.2
Miscellaneous Manufacturing	0.2
Medical — Generic Drugs	0.2
Publishing — Books	0.2
Schools	0.2
Textile — Apparel	0.2
Instruments — Controls	0.2
Public Thoroughfares	0.2
Optical Supplies	0.2
Machinery — Print Trade	0.2
Extended Service Contracts	0.2
Finance — Credit Card	0.2
Building Products — Air & Heating	0.2
Respiratory Products	0.2
Medical Instruments	0.2
Retail — Catalog Shopping	0.2
Electronic Connectors	0.2

VALIC Company II International Small Cap Equity Fund

PORTFOLIO PROFILE — August 31, 2011 (Unaudited) — (continued)

Industry Allocation* (continued)

Machinery — Material Handling	0.2%
Insurance — Reinsurance	0.2
Internet Security	0.2
Brewery	0.2
Computer Services	0.2
Internet Infrastructure Software	0.1
Retail — Hypermarkets	0.1
Food — Dairy Products	0.1
Lighting Products & Systems	0.1
Transport — Equipment & Leasing	0.1
Computers — Periphery Equipment	0.1
E-Services/Consulting	0.1
Wireless Equipment	0.1
Semiconductor Components — Integrated Circuits	0.1
Building & Construction Products — Misc.	0.1
Oil Refining & Marketing	0.1
Apparel Manufacturers	0.1
Wire & Cable Products	0.1
Advertising Agencies	0.1
Chemicals — Plastics	0.1
Finance — Leasing Companies	0.1
Retail — Pawn Shops	0.1
Applications Software	0.1
Circuit Boards	0.1
Medical Information Systems	0.1
Shipbuilding	0.1
Venture Capital	0.1
Water	0.1
Electric — Integrated	0.1
Petrochemicals	0.1
Retail — Home Furnishings	0.1
Internet Financial Services	0.1
Home Furnishings	0.1
Telecommunication Equipment	0.1
Coal	0.1
Pastoral & Agricultural	0.1
Networking Products	0.1
Metal Processors & Fabrication	0.1
Beverages — Non-alcoholic	0.1
Funeral Services & Related Items	0.1
Machinery — Pumps	0.1
Capacitors	0.1
Power Converter/Supply Equipment	0.1
Educational Software	0.1
Computer Data Security	0.1
Retail — Pubs	0.1
Internet Content — Entertainment	0.1
Diversified Operations/Commercial Services	0.1

98.3%

*	Calculated as a percentage of net assets

Country Allocation*

Japan	22.1%
United Kingdom	13.9
Germany	6.8
France	5.8
Ireland	4.4
South Korea	4.1
Bermuda	3.5
Netherlands	3.3
Cayman Islands	3.1
Italy	2.9
United States	2.7
Spain	1.7
Austria	1.7
Sweden	1.7
Switzerland	1.6
Australia	1.6
Taiwan	1.5
Belgium	1.5
Luxembourg	1.3
China	1.2
Indonesia	1.2
Norway	1.2
Singapore	1.0
Brazil	1.0
Hong Kong	0.9
Denmark	0.9
Finland	0.8
Thailand	0.6
Portugal	0.6
Philippines	0.5
Guernsey	0.5
India	0.4
Jersey	0.4
South Africa	0.4
Mexico	0.3
Malaysia	0.2
Cyprus	0.2
Turkey	0.2
Russia	0.2
Panama	0.1
Chile	0.1
Isle of Man	0.1
Papua New Guinea	0.1

98.3%

*	Calculated as a percentage of net assets

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 93.5%
Australia — 1.6%
Adelaide Brighton, Ltd.	29,410	$88,026
Alara Resources, Ltd.†	70,946	24,268
Alesco Corp., Ltd.	35,080	62,060
Aquila Resources, Ltd.†	3,536	24,191
ARB Corp., Ltd.	2,874	26,421
Austbrokers Holdings, Ltd.	10,441	68,863
Beadell Resources, Ltd.†	48,902	44,694
Boom Logistics, Ltd.†	35,156	9,583
Cabcharge Australia, Ltd.	13,939	69,136
Centamin Egypt, Ltd.†	1,137,500	1,929,597
Chesser Resources, Ltd.†	41,260	28,668
Cokal, Ltd.†	32,690	22,364
Count Financial, Ltd.	38,927	58,672
Coventry Group, Ltd.†	13,542	35,465
Dart Energy, Ltd.†	278,662	205,534
DuluxGroup, Ltd.	15,725	44,713
Eastern Star Gas, Ltd.†	41,525	35,067
Emeco Holdings, Ltd.	1,739,674	1,785,240
Incitec Pivot, Ltd.	346,530	1,400,201
Invocare, Ltd.	5,350	42,091
Iress Market Technology, Ltd.	2,862	24,811
Mincor Resources NL	9,892	9,411
Mirabela Nickel, Ltd.†	18,713	33,205
Mortgage Choice, Ltd.	43,361	60,256
Mount Gibson Iron, Ltd.	13,000	23,137
Navitas, Ltd.	273,751	1,109,054
Oakton, Ltd.	21,017	43,472
PanAust, Ltd.†	12,943	50,361
Platinum Australia, Ltd.†	68,108	14,561
Premier Investments, Ltd.	8,438	50,872
Prime Media Group, Ltd.	96,294	69,995
Reckon, Ltd.	11,367	28,554
Reece Australia, Ltd.	1,606	32,790
Resource Generation, Ltd.†	54,857	35,184
SMS Management & Technology, Ltd.	5,790	37,754
Sundance Resources, Ltd.†	120,865	61,369
Technology One, Ltd.	33,471	38,641
Transfield Services, Ltd.	538,076	1,397,679
White Energy Co., Ltd.†	1,039	2,210
White Energy Co., Ltd. (2011 Performance Shares)†(2)(3)	5,863	0
Whitehaven Coal, Ltd.	4,232	27,098

		9,155,268

Austria — 1.7%
Austria Technologie & Systemtechnik AG	49,554	707,573
Lenzing AG	24,319	2,969,412
Oesterreichische Post AG	106,404	3,393,258
Schoeller-Bleckmann Oilfield Equipment AG	35,429	2,774,729

		9,844,972

Belgium — 1.5%
Barco NV	52,631	3,145,146
Nyrstar	304,600	3,424,330
S.A. D’Ieteren NV	37,849	2,097,056

		8,666,532

Bermuda — 3.5%
Aquarius Platinum, Ltd.	260,668	1,064,409
China Gas Holdings, Ltd.	4,828,000	1,661,866
China Yurun Food Group, Ltd.	411,000	934,349
Digital China Holdings, Ltd.	1,328,000	2,261,703
Hiscox, Ltd.	71,934	415,002
IT, Ltd.	1,252,000	1,149,752
Jardine Matheson Holdings, Ltd.	35,600	1,972,240
Johnson Electric Holdings, Ltd.	3,983,500	2,123,278

Security Description	Shares	Value (Note 2)

Bermuda (continued)
Lancashire Holdings, Ltd.	324,552	$3,595,719
Midland Holdings, Ltd.	670,000	367,449
Omega Insurance Holdings, Ltd.	294,291	315,297
Peace Mark Holdings, Ltd.†(2)(3)	686,000	0
Petra Diamonds, Ltd.†	44,763	97,915
Sinofert Holdings, Ltd.	2,464,000	765,861
Texwinca Holdings, Ltd.	1,682,000	2,052,313
Trinity, Ltd.	1,648,000	1,714,495

		20,491,648

Brazil — 0.9%
BR Properties SA	39,500	436,959
Cia Hering	25,500	563,694
EcoRodovias Infraestrutura e Logistica SA	39,000	338,087
EDP - Energias do Brasil SA	21,800	523,671
Estacio Participacoes SA	24,800	283,380
Even Construtora e Incorporadora SA	84,800	369,159
Iguatemi Empresa de Shopping Centers SA	19,000	402,820
JSL SA	71,000	428,168
LPS Brasil Consultoria de Imoveis SA	11,500	252,481
Multiplus SA	27,000	452,855
Odontoprev SA	24,000	414,599
QGEP Participacoes SA†	36,000	360,701
Totvs SA	20,500	368,302

		5,194,876

British Virgin Islands — 0.0%
Playtech, Ltd.	50,382	253,534

Canada — 0.0%
C&C Energia, Ltd.†	32,000	258,797

Cayman Islands — 3.1%
51job, Inc. ADR†	8,979	501,028
AAC Acoustic Technologies Holdings, Inc.	1,284,000	2,688,107
Agile Property Holdings, Ltd.	1,020,000	1,380,813
ASM Pacific Technology, Ltd.	103,000	1,063,622
Charm Communications, Inc. ADR†	58,074	668,432
China Lilang, Ltd.	507,000	690,252
Comba Telecom Systems Holdings, Ltd.	850,500	730,793
Daphne International Holdings, Ltd.	1,842,000	2,044,077
E-House China Holdings, Ltd. ADR	42,598	289,240
HKR International, Ltd.	1,350,400	650,411
Kingboard Laminates Holdings, Ltd.	830,000	511,698
KWG Property Holding, Ltd.	752,500	443,622
Lee & Man Paper Manufacturing, Ltd.	1,539,000	703,692
NetEase.com, Inc. ADR†	10,900	551,104
O-Net Communications Group, Ltd.†	1,819,000	455,576
Polarcus, Ltd.†	2,361,581	1,716,953
Shanda Games, Ltd. ADR†	49,211	277,058
Shanda Interactive Entertainment, Ltd. ADR†	9,323	318,287
Shenguan Holdings Group, Ltd.	2,614,000	1,504,103
SPG Land Holdings, Ltd.	1,518,025	360,699
Stella International Holdings, Ltd.†	28,500	80,531
TPK Holding Co., Ltd.†	30,850	748,665

		18,378,763

Chile — 0.1%
Cia Cervecerias Unidas SA	35,000	402,049

China — 1.2%
Qingling Motors Co., Ltd.	2,000,000	629,347
Shandong Chenming Paper Holdings, Ltd.	802,500	403,010
Weichai Power Co., Ltd.	613,800	3,058,810
Wumart Stores, Inc.	356,000	892,532
Zhejiang Expressway Co., Ltd.	818,000	511,654

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
China (continued)
Zhuzhou CSR Times Electric Co., Ltd.	733,000	$1,749,217

		7,244,570

Cyprus — 0.2%
Globaltrans Investment PLC GDR	74,200	1,187,200

Denmark — 0.9%
Christian Hansen Holding A/S	67,831	1,547,321
Tryg A/S	61,919	3,463,691

		5,011,012

Finland — 0.8%
Outokumpu OYJ	228,867	2,303,018
UPM-Kymmene OYJ	157,897	2,070,859

		4,373,877

France — 5.5%
Eiffage SA	36,889	1,796,398
GameLoft SA†	881,909	5,092,790
Groupe Eurotunnel SA	262,077	2,437,668
Havas SA	479,246	1,921,429
JCDecaux SA†	95,107	2,357,400
Lagardere SCA	68,631	2,346,899
Rubis SA	64,293	3,686,428
Safran SA	62,945	2,443,615
Thales SA	51,688	1,915,275
Virbac SA	49,605	8,352,819

		32,350,721

Germany — 6.4%
Aareal Bank AG†	133,437	2,882,903
Aixtron SE NA	79,819	1,789,270
Aurelius AG	69,274	2,736,584
Bank of Georgia GDR	26,800	398,784
Bilfinger Berger SE	25,844	2,170,695
Brenntag AG	14,350	1,477,802
Commerzbank AG†	967,981	2,876,956
CTS Eventim AG	117,072	3,995,815
Deutz AG†	543,470	3,641,162
Freenet AG	400,079	5,001,735
GEA Group AG	67,894	1,987,657
Kabel Deutschland Holding AG†	34,235	1,915,507
Muehlbauer Holding AG & Co.	43,469	1,710,633
NORMA Group†	112,000	2,075,457
Rational AG	3,543	889,649
Tom Tailor Holding AG†	113,150	1,922,036

		37,472,645

Guernsey — 0.5%
Stobart Group, Ltd.	1,344,900	2,925,456

Hong Kong — 0.9%
China Everbright International, Ltd.	5,505,000	1,916,111
China Resources Enterprise, Ltd.	106,000	428,174
China Taiping Insurance Holdings Co., Ltd.†	308,600	692,837
Hutchison Whampoa, Ltd.	88,000	843,171
Wharf Holdings, Ltd.	63,800	406,440
YGM Trading, Ltd.	448,000	1,228,485

		5,515,218

India — 0.4%
HDFC Bank, Ltd. ADR	38,000	1,267,680
Jain Irrigation Systems, Ltd.	111,104	417,273
United Phosphorus, Ltd.	249,761	791,859

		2,476,812

Security Description	Shares	Value (Note 2)

Indonesia — 1.2%
PT BW Plantation Tbk	22,300,000	$3,136,060
PT Hexindo Adiperkasa Tbk	1,769,000	1,668,868
PT United Tractors Tbk	838,852	2,320,041

		7,124,969

Ireland — 3.7%
C&C Group PLC	514,726	2,255,923
DCC PLC (Dublin)	40,117	1,094,934
DCC PLC (London)	208,733	5,697,058
FBD Holdings PLC (Dublin)	416,936	4,012,824
FBD Holdings PLC (London)	20,000	191,054
Glanbia PLC	144,217	870,105
Grafton Group PLC	526,619	2,057,649
Irish Continental Group PLC	52,500	1,104,849
Kenmare Resources PLC†	2,858,739	2,118,430
Paddy Power PLC	49,441	2,522,703

		21,925,529

Isle of Man — 0.1%
Hansard Global PLC	125,099	348,271

Italy — 2.9%
Amplifon SpA	779,154	4,441,206
Autogrill SpA	202,054	2,510,669
DiaSorin SpA	84,325	3,625,509
Piaggio & C. SpA	842,944	3,208,858
Yoox SpA†	213,582	3,236,853

		17,023,095

Japan — 22.1%
Accordia Golf Co., Ltd.	2,307	1,822,822
Aica Kogyo Co., Ltd.	132,100	1,821,831
Asahi Diamond Industrial Co., Ltd.	110,000	2,068,695
Chugoku Marine Paints, Ltd.	179,000	1,500,823
COOKPAD, Inc.	17,200	369,069
Credit Saison Co., Ltd.	64,900	1,237,482
Dai-ichi Seiko Co., Ltd.	25,300	1,037,508
Daicel Chemical Industries, Ltd.	212,000	1,276,375
Daiei, Inc.†	481,200	1,784,783
Daiseki Co., Ltd.	56,200	1,106,091
Daiwa Securities Group, Inc.	586,000	2,341,857
Dena Co., Ltd.	40,000	2,068,695
Digital Garage, Inc.†	210	666,449
Disco Corp.	7,600	361,290
Don Quijote Co., Ltd.	56,900	2,134,214
Dowa Holdings Co., Ltd.	138,000	811,023
Ebara Corp.†	96,000	428,784
Eiken Chemical Co., Ltd.	40,000	530,756
en-japan, Inc.	741	970,645
EPS Co., Ltd.	512	1,230,351
Exedy Corp.	45,700	1,567,301
FP Corp.	35,900	2,325,506
Fuji Machine Manufacturing Co., Ltd..	57,000	998,263
Fujimi, Inc.	52,300	613,366
GS Yuasa Corp.	116,000	672,639
Hajime Construction Co., Ltd.	78,100	2,167,461
Harmonic Drive Systems, Inc.	25,600	554,327
Hitachi High-Technologies Corp.	19,300	364,726
Hoshizaki Electric Co., Ltd.	50,000	1,096,382
Hoya Corp.	123,400	2,702,649
Ibiden Co., Ltd.	23,200	564,169
IDEC Corp.	35,900	369,455
Internet Initiative Japan, Inc.	177	822,933
Jafco Co., Ltd.	26,000	538,200
Japan Petroleum Exploration Co.	17,900	736,385

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
JVC Kenwood Holdings, Inc.†	553,600	$2,638,945
Kadokawa Group Holdings, Inc.	39,400	1,411,443
Kajima Corp.	636,000	2,010,082
Kakaku.com, Inc.	39,000	1,438,370
Kawasaki Kisen Kaisha, Ltd.	681,000	1,743,189
Kenedix, Inc.†	5,649	970,150
Komori Corp.	188,000	1,303,748
Konica Minolta Holdings, Inc.	241,500	1,646,376
Lintec Corp.	40,800	966,582
M3, Inc.	200	1,807,496
Mani, Inc.	20,200	705,958
Mazda Motor Corp.†	1,231,000	2,620,517
Micronics Japan Co., Ltd.	122,300	916,811
Mitsubishi UFJ Lease & Finance Co., Ltd.	16,500	663,706
Mitsui O.S.K. Lines, Ltd.	415,000	1,745,201
Mori Seiki Co., Ltd.	173,500	1,848,975
Nabtesco Corp.	83,100	1,847,149
Nichicon Corp.	28,800	425,775
Nidec Copal Corp.	54,500	605,002
Nihon M&A Center, Inc.	227	1,200,666
Nippon Seiki Co., Ltd.	26,000	301,528
Nippon Shinyaku Co., Ltd.	72,000	902,703
Nissan Chemical Industries, Ltd.	224,500	2,322,111
Nissen Holdings Co., Ltd.	100,000	603,369
Nissha Printing Co., Ltd.	42,800	643,370
Nomura Real Estate Holdings, Inc.	41,700	649,707
NPC, Inc	57,200	873,277
NTT Urban Development Corp.	2,692	2,042,643
Ohara, Inc.	86,700	866,207
Okuma Corp.	59,000	451,535
Osaka Securities Exchange Co., Ltd.	140	748,727
Otsuka Corp.	25,600	1,755,257
Park24 Co, Ltd.	75,000	865,874
Pioneer Corp.†	832,300	3,891,386
Resona Holdings, Inc.	665,700	3,008,126
Rinnai Corp.	15,900	1,231,383
Saint Marc Holdings Co., Ltd.	28,800	1,134,021
Sanwa Holdings Corp.	521,000	1,701,058
Sawai Pharmaceutical Co., Ltd.	7,400	754,787
SBI Holdings, Inc.	5,750	512,897
Senko Co., Ltd.	122,000	447,721
Shimadzu Corp.	92,000	716,103
Shimizu Corp.	182,000	812,903
Shin-Etsu Polymer Co., Ltd.	83,000	452,018
Shinko Electric Industries Co., Ltd.	206,700	1,482,020
Skymark Airlines, Inc.	50,000	900,483
Star Micronics Co., Ltd.	291,800	2,873,413
Sumco Corp.†	140,000	1,663,837
Suruga Bank, Ltd.	522,000	4,785,739
Sysmex Corp.	11,700	439,304
Taiheiyo Cement Corp.	1,930,000	3,402,769
Taikisha, Ltd.	70,000	1,459,057
Taiyo Ink Manufacturing Co., Ltd.	39,600	1,154,332
Tatsuta Electric Wire and Cable Co., Ltd.	140,000	680,162
Toda Kogyo Corp.	103,000	912,028
Tokyo Seimitsu Co., Ltd.	54,600	892,767
Tokyu Livable, Inc.	86,300	747,250
Toshiba Machine Co., Ltd.	121,000	619,459
Toshiba Plant Systems & Services Corp.	76,000	774,194
Trend Micro, Inc.	30,000	941,491
TS Tech Co., Ltd.	86,300	1,305,151
Union Tool Co.	74,000	1,391,668
Ushio, Inc.	50,000	821,471
Village Vanguard Co., Ltd.	164	684,315

Security Description	Shares	Value (Note 2)

Japan (continued)
Yamaguchi Financial Group, Inc.	73,000	$705,498
Yamaha Motor Co., Ltd.†	140,600	2,095,137
Yamatake Corp.	38,600	824,730

		129,424,432

Jersey — 0.4%
Beazley PLC	161,922	306,744
United Business Media, Ltd.	207,998	1,569,365
West China Cement, Ltd.	1,985,350	517,639

		2,393,748

Luxembourg — 0.5%
AZ Electronic Materials SA†	84,246	315,908
GlobeOp Financial Services SA	78,577	428,582
MHP SA GDR†	34,200	468,540
SAF-Holland SA†	254,150	1,635,588

		2,848,618

Malaysia — 0.2%
KSL Holdings Bhd	69,100	36,368
Top Glove Corp. Bhd	802,400	1,307,296

		1,343,664

Mexico — 0.3%
Genomma Lab Internacional SAB de CV†	160,000	337,548
Industrias CH SAB de CV†	99,500	319,748
Mexichem SAB de CV	130,000	520,910
OHL Mexico SAB de CV†	270,000	532,848
Sare Holding SAB de CV, Class B†	1,121,332	168,131

		1,879,185

Netherlands — 3.3%
Arcadis NV	47,532	900,951
ASM International NV	87,640	2,325,280
Delta Lloyd NV	167,533	3,061,212
Fugro NV	36,390	2,205,451
Nutreco Holding NV	36,930	2,514,569
PostNL	394,190	2,313,149
SBM Offshore NV	83,095	1,730,808
SNS REAAL NV†	895,009	3,007,208
X5 Retail Group NV GDR†	26,500	958,240

		19,016,868

New Zealand — 0.0%
Pumpkin Patch, Ltd.	24,882	19,290
Sky City Entertainment Group, Ltd.	12,674	35,225

		54,515

Norway — 1.2%
SpareBank 1 SR Bank	323,191	2,675,058
Tomra Systems ASA	546,561	4,330,306

		7,005,364

Panama — 0.1%
Copa Holdings SA, Class A	7,500	518,400

Papua New Guinea — 0.1%
New Britain Palm Oil, Ltd.†	23,675	328,591

Philippines — 0.5%
Filinvest Land, Inc.†	30,610,000	825,194
Metro Pacific Investments Corp.	6,721,000	524,488
Security Bank Corp.	741,648	1,602,995

		2,952,677

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Portugal — 0.6%
Portucel Empresa Produtora de Pasta e Papel SA	698,855	$1,939,546
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	349,084	1,298,279

		3,237,825

Russia — 0.2%
O’Key Group S.A. GDR†	36,000	282,600
Pharmstandard GDR†	33,700	675,685

		958,285

Singapore — 1.0%
Cambridge Industrial Trust	2,090,790	833,330
Dyna-Mac Holdings, Ltd.†	1,066,000	438,155
Fortune Real Estate Investment Trust	1,540,000	747,664
Goodpack, Ltd.	549,000	781,811
SIA Engineering Co., Ltd.	205,000	670,680
Straits Asia Resources, Ltd.	181,000	410,305
Venture Corp., Ltd.	331,000	2,053,118

		5,935,063

South Africa — 0.4%
Aspen Pharmacare Holdings, Ltd.†	91,700	1,107,979
Impala Platinum Holdings, Ltd.	20,300	521,788
Truworths International, Ltd.	61,800	685,292

		2,315,059

South Korea — 3.9%
Cheil Industries, Inc.	15,770	1,430,882
DGB Financial Group, Inc.†	70,370	1,022,388
E-Mart Co., Ltd.†	2,540	752,346
Hankook Tire Co., Ltd.	60,390	2,255,745
Hyundai Glovis Co., Ltd.	12,670	2,309,898
Hyundai Home Shopping Network Corp.	9,132	1,095,652
Hyundai Mipo Dockyard Co., Ltd.	4,267	547,949
Hyundai Mobis	2,705	854,464
IDIS Holdings Co., Ltd	15,699	139,501
Intelligent Digital Integrated Securities Co., Ltd.†(2)	7,053	170,796
Korea Investment Holdings Co., Ltd.	18,777	681,136
Korean Reinsurance Co.	71,273	972,041
LG Fashion Corp.	30,330	1,388,781
LG Household & Health Care, Ltd.	7,164	3,156,095
OCI Materials Co., Ltd.	12,969	1,203,478
Shinhan Financial Group Co., Ltd.	18,332	771,530
SK Holdings Co., Ltd.	4,522	697,257
Sungwoo Hitech Co., Ltd.	189,975	3,481,287

		22,931,226

Spain — 1.7%
Bankinter SA	277,387	1,635,307
Bolsas y Mercados Espanoles	71,501	2,008,005
International Consolidated Airlines Group SA†	550,287	1,561,213
Obrascon Huarte Lain SA	106,734	2,972,176
Vueling Airlines SA†	205,973	1,861,088

		10,037,789

Sweden — 1.7%
Betsson AB	139,405	3,044,641
Husqvarna AB, Class B	450,753	2,356,298
Intrum Justitia AB	166,373	2,439,910
Securitas AB, Class B	211,214	1,953,434

		9,794,283

Switzerland — 1.6%
Gategroup Holding AG†	50,199	1,893,714
Kuoni Reisen Holding	8,519	2,952,076
Sulzer AG	19,442	2,617,680

Security Description	Shares	Value (Note 2)

Switzerland (continued)
VZ Holding AG	16,385	$2,012,924

		9,476,394

Taiwan — 1.5%
Advantech Co., Ltd.	447,700	1,288,645
China Life Insurance Co., Ltd.	566,820	722,947
Delta Electronics, Inc.	144,000	421,931
E.Sun Financial Holding Co., Ltd.	726,530	424,505
Fubon Financial Holding Co., Ltd.	494,524	704,040
Hon Hai Precision Industry Co., Ltd. GDR	130,079	663,402
Lumax International Corp., Ltd.	338,100	855,463
Powertech Technology, Inc.	219,900	528,345
Simplo Technology Co., Ltd.	137,236	972,164
St. Shine Optical Co., Ltd.	97,000	1,309,071
Wistron Corp.	286,998	357,146
Yageo Corp.	1,769,000	565,285

		8,812,944

Thailand — 0.6%
Big C Supercenter PCL(1)	222,700	980,861
Kasikornbank PCL	273,300	1,158,128
Kiatnakin Bank PCL(1)	457,600	526,767
PTT Exploration & Production PCL(1)	73,300	428,011
TMB Bank PCL(1)	7,125,500	411,315

		3,505,082

Turkey — 0.2%
Akfen Holding AS†	48,534	235,488
Tofas Turk Otomobil Fabrikasi AS	135,700	446,332
Turkiye Sinai Kalkinma Bankasi AS	447,000	474,437

		1,156,257

United Kingdom — 13.9%
Abbey Protection PLC	159,324	207,551
Advanced Computer Software Group PLC†	189,106	118,186
Advanced Medical Solutions Group PLC	253,952	317,425
Afren PLC†	85,321	145,288
Alternative Networks PLC	127,472	586,633
Amerisur Resources PLC†	434,344	111,049
Aveva Group PLC	15,538	397,512
Avocet Mining PLC†	160,353	709,320
Axis-Shield PLC	48,212	370,182
Babcock International Group PLC	197,403	2,013,993
Blinkx PLC†	1,657,804	3,074,597
BowLeven PLC†	292,878	624,000
Brewin Dolphin Holdings PLC	99,982	217,483
Britvic PLC	84,355	435,449
Brooks MacDonald Group PLC	7,022	118,263
BTG PLC†	168,350	716,000
Carillion PLC	81,429	453,126
Chemring Group PLC	132,642	1,205,780
Croda International PLC	148,607	4,356,682
CSR PLC	50,748	182,058
Davis Service Group PLC	36,660	294,754
Dechra Pharmaceuticals PLC	131,358	951,554
Devro PLC	87,738	350,366
Dignity PLC	31,464	388,940
Diploma PLC	108,514	556,637
Domino Printing Sciences PLC	85,490	772,982
Dunelm Group PLC	74,278	516,063
E2V Technologies PLC	174,211	302,593
Elementis PLC	203,774	509,742
EMIS Group PLC	51,771	445,411
Euromoney Institutional Investor PLC	38,160	353,707
Faroe Petroleum PLC†	50,267	133,209

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United Kingdom (continued)
Fenner PLC	255,747	$1,526,522
Fidessa Group PLC	19,980	525,748
Filtrona PLC	112,253	665,104
G4S PLC	550,644	2,344,431
Go-Ahead Group PLC	11,749	301,912
Gulfsands Petroleum PLC†	49,444	123,203
H&T Group PLC	103,413	641,265
Hansteen Holdings PLC	180,160	234,694
Hargreaves Services PLC	25,469	383,051
Hill & Smith Holdings PLC	68,653	307,587
Homeserve PLC	168,811	1,272,326
Howden Joinery Group PLC†	309,725	510,821
Hunting PLC	28,281	312,637
IG Group Holdings PLC	424,426	3,081,077
Immunodiagnostic Systems Holdings PLC	19,649	358,833
Impax Asset Management Group PLC	113,006	99,976
International Personal Finance PLC	766,812	3,404,435
IQE PLC†	656,723	351,799
James Halstead PLC	64,314	475,024
JD Wetherspoon PLC	53,686	361,666
Jupiter Fund Management PLC	102,823	320,472
Latchways PLC	12,500	224,218
LSL Property Services PLC	115,074	433,375
Mam Funds PLC†	199,268	72,781
Marston’s PLC	274,193	423,288
May Gurney Integrated Services PLC	126,407	527,355
Mears Group PLC	156,251	697,516
Melrose PLC	132,921	677,088
Micro Focus International PLC	72,351	366,436
Microgen PLC	234,175	593,013
Millennium & Copthorne Hotels PLC	351,743	2,452,378
Mitie Group PLC	130,909	471,973
Morson Group PLC	127,154	173,384
Mulberry Group PLC	1,929	48,536
N Brown Group PLC	126,292	544,301
Nanoco Group PLC†	1,866,879	2,000,133
NCC Group PLC	32,667	368,547
Northgate PLC†	65,625	294,553
PayPoint PLC	87,675	711,614
Phoenix IT Group, Ltd.	96,082	330,656
Premier Oil PLC†	114,388	613,692
PZ Cussons PLC	37,020	211,773
Renishaw PLC	12,049	275,784
RM PLC	274,397	406,454
Robert Walters PLC	595,016	2,166,007
Rotork PLC	18,862	528,172
RPC Group PLC	144,933	754,981
RPS Group PLC	70,301	228,125
RSM Tenon Group PLC	263,491	119,763
RWS Holdings PLC	83,339	554,665
Salamander Energy PLC†	99,005	369,483
SDL PLC	44,558	471,237
Senior PLC	240,961	618,020
Serco Group PLC	92,494	770,247
Spectris PLC	26,240	612,522
Spirax-Sarco Engineering PLC	121,973	3,659,018
Spirent Communications PLC	245,721	504,981
St James’s Place PLC	761,564	4,388,677
Staffline Group PLC	25,637	94,678
Sthree PLC	54,546	220,299
Synergy Health PLC	148,885	2,193,292
Telecity Group PLC†	500,394	4,431,040
Ultra Electronics Holdings PLC	18,241	441,494
Valiant Petroleum PLC†	27,383	232,256
Victrex PLC	22,352	471,329

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
WH Smith PLC	340,785	$2,761,003
YouGov PLC†	211,761	162,852
Yule Catto & Co. PLC	661,878	1,925,373

		81,137,480

United States — 0.4%
AsiaInfo-Linkage, Inc.†	88,323	1,010,415
Gran Tierra Energy, Inc.†	58,500	369,172
ResMed, Inc.†	400,000	1,214,328

		2,593,915

Total Common Stock
(cost $534,904,702)		547,283,478

EXCHANGE-TRADED FUNDS — 3.0%
France — 0.3%
Lyxor ETF Eastern Europe	46,336	1,242,042
Lyxor ETF Russia	10,283	457,179

		1,699,221

Ireland — 0.7%
iShares MSCI EM Latin America	152,507	4,061,261

Luxembourg — 0.8%
db x-trackers - MSCI Emerging Latin America TRN Index ETF†	82,500	4,888,125

United States — 1.2%
iShares MSCI South Africa Index Fund	80,157	5,519,611
iShares MSCI Turkey Index Fund	32,230	1,593,129

		7,112,740

Total EXCHANGE-TRADED FUNDS
(cost $16,960,853)		17,761,347

PREFERRED STOCK — 0.7%
Brazil — 0.1%
Banco ABC Brasil SA	30,000	201,269
Parana Banco SA	47,700	329,307

		530,576

Germany — 0.4%
ProSiebenSat.1 Media AG	111,106	2,218,494

South Korea — 0.2%
Hyundai Motor Co.	16,636	1,058,803

Total Preferred Stock
(cost $3,984,668)		3,807,873

WARRANTS — 0.0%
Malaysia — 0.0%
KSL Holdings Bhd Expires 08/19/16 (strike price MYR 1.60)† (cost $1,149)	17,275	2,519

Total Long-Term Investment Securities
(cost $555,851,372)		568,855,217

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Time Deposits — 1.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/11
(cost $6,660,000)	$6,660,000	$6,660,000

TOTAL INVESTMENTS
(cost $562,511,372)(4)	98.3%	575,515,217
Other assets less liabilities	1.7	9,841,411

NET ASSETS —	100.0%	$585,356,628

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At August 31, 2011, the aggregate value of these securities was $2,519 representing 0.0% of net assets.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$32,350,721	$—	$—	$32,350,721
Germany	37,472,645	—	—	37,472,645
Japan	129,424,432	—	—	129,424,432
United Kingdom	81,137,480	—	—	81,137,480
Other Countries*	264,380,450	2,346,954	170,796	266,898,200
Exchange-Traded Funds	17,761,347	—	—	17,761,347
Preferred Stock	3,807,873	—	—	3,807,873
Warrants	2,519	—	—	2,519
Short-Term Investment Securities:
Time Deposits	—	6,660,000	—	6,660,000

Total	$566,337,467	$9,006,954	$170,796	$575,515,217

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Rights
Balance as of 08/31/2010	$119,134	$0
Accrued discounts/premiums	—	—
Realized gain (loss)	19,518	—
Change in unrealized appreciation (depreciation)(1)	136,367	—
Net purchases (sales)	991,429	(0)
Transfers in and/or out of Level 3	(1,095,652)	—

Balance as of 08/31/2011	$170,796	$—

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at August 31, 2011 includes:

Common Stock	Rights
$28,966	$—

See Notes to Financial Statements

VALIC Company II Large Cap Value Fund

PORTFOLIO PROFILE — August 31, 2011 (Unaudited)

Industry Allocation*

Oil Companies — Exploration & Production	7.3%
Banks — Super Regional	6.4
Medical — Drugs	5.8
Diversified Manufacturing Operations	5.0
Diversified Banking Institutions	4.3
Multimedia	3.9
Oil — Field Services	3.4
Beverages — Non-alcoholic	2.9
Medical Products	2.8
Oil Companies — Integrated	2.6
U.S. Government Agencies	2.5
Advertising Agencies	1.9
Wireless Equipment	1.8
Medical — HMO	1.7
Investment Management/Advisor Services	1.7
Food — Misc.	1.6
Insurance Brokers	1.5
Chemicals — Diversified	1.4
Networking Products	1.3
Entertainment Software	1.3
Enterprise Software/Service	1.3
Insurance — Multi-line	1.3
Medical — Biomedical/Gene	1.3
Telephone — Integrated	1.3
Retail — Drug Store	1.1
Auto/Truck Parts & Equipment — Original	1.1
Batteries/Battery Systems	1.0
Cruise Lines	0.9
Medical — Generic Drugs	0.9
Electric — Integrated	0.9
Retail — Building Products	0.9
Computer Services	0.9
Medical — Wholesale Drug Distribution	0.9
Insurance — Reinsurance	0.8
Exchange — Traded Funds	0.8
Real Estate Investment Trusts	0.8
Machinery — Construction & Mining	0.8
Metal — Copper	0.8
Retail — Discount	0.7
Medical Instruments	0.7
Finance — Credit Card	0.7
Instruments — Scientific	0.7
Insurance — Life/Health	0.6
Finance — Investment Banker/Broker	0.6
Commercial Services — Finance	0.6
Coal	0.6
Building — Residential/Commercial	0.6
Engineering/R&D Services	0.5
Building & Construction Products — Misc.	0.5
Cellular Telecom	0.5
Retail — Office Supplies	0.5
Retail — Apparel/Shoe	0.5
Home Decoration Products	0.5
Metal — Iron	0.5
Mining	0.5
Aerospace/Defense	0.4
Insurance — Property/Casualty	0.4
Pipelines	0.4
E-Commerce/Services	0.4
Banks — Fiduciary	0.4
Web Portals/ISP	0.4
Power Converter/Supply Equipment	0.4
Applications Software	0.4
Office Automation & Equipment	0.4
Tools — Hand Held	0.3
Industrial Gases	0.3
Television	0.3
Brewery	0.3

Cosmetics & Toiletries	0.3%
Savings & Loans/Thrifts	0.3
Electronic Connectors	0.3
Internet Security	0.3
Auto — Cars/Light Trucks	0.3
Telecom Equipment — Fiber Optics	0.3
Electronic Components — Semiconductors	0.2
Food — Retail	0.2
Aerospace/Defense — Equipment	0.2
Transport — Rail	0.2
Publishing — Books	0.2
Retail — Regional Department Stores	0.2
Semiconductor Equipment	0.2
Cable/Satellite TV	0.2
Agricultural Chemicals	0.2
Non — Hazardous Waste Disposal	0.2
Medical Labs & Testing Services	0.2
Food — Wholesale/Distribution	0.2
Oil Field Machinery & Equipment	0.2
Machinery — Farming	0.2
Time Deposits	0.2
Electronic Forms	0.2
Banks — Commercial	0.2
Oil & Gas Drilling	0.2
Industrial Audio & Video Products	0.1
Retail — Consumer Electronics	0.1
Internet Infrastructure Software	0.1
Metal — Aluminum	0.1
Electronic Components — Misc.	0.1
Consumer Products — Misc.	0.1
X-Ray Equipment	0.1
Computers — Memory Devices	0.1
Computers	0.1
Retail — Restaurants	0.1

99.9%

*	Calculated as a percentage of net assets

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.4%
Advertising Agencies — 1.9%
Omnicom Group, Inc.	71,090	$2,882,699

Aerospace/Defense — 0.4%
General Dynamics Corp.	3,000	192,240
Raytheon Co.	6,500	280,995
Rockwell Collins, Inc.	4,000	201,840

		675,075

Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	5,000	371,250

Agricultural Chemicals — 0.2%
Mosaic Co.	4,200	298,746

Applications Software — 0.4%
Microsoft Corp.	20,200	537,320

Auto-Cars/Light Trucks — 0.3%
General Motors Co.†	17,486	420,189

Auto/Truck Parts & Equipment-Original — 1.1%
Johnson Controls, Inc.	50,170	1,599,420

Banks-Commercial — 0.2%
BB&T Corp.	11,000	245,190

Banks - Fiduciary — 0.4%
State Street Corp.	16,000	568,320

Banks - Super Regional — 6.4%
Capital One Financial Corp.	28,460	1,310,583
Comerica, Inc.	46,490	1,189,679
PNC Financial Services Group, Inc.	32,370	1,623,032
SunTrust Banks, Inc.	62,130	1,236,387
US Bancorp	33,300	772,893
Wells Fargo & Co.	134,800	3,518,280

		9,650,854

Batteries/Battery Systems — 1.0%
Energizer Holdings, Inc.†	20,860	1,574,513

Beverages - Non-alcoholic — 2.9%
Dr. Pepper Snapple Group, Inc.	32,630	1,255,602
PepsiCo, Inc.	47,900	3,086,197

		4,341,799

Brewery — 0.3%
Molson Coors Brewing Co., Class B	11,500	503,125

Building & Construction Products - Misc. — 0.5%
Owens Corning†	28,530	829,082

Building - Residential/Commercial — 0.6%
NVR, Inc.†	640	407,360
Toll Brothers, Inc.†	25,580	439,720

		847,080

Cable/Satellite TV — 0.2%
Comcast Corp., Class A	14,000	301,140

Cellular Telecom — 0.5%
Vodafone Group PLC ADR	31,000	816,540

Chemicals - Diversified — 1.4%
Celanese Corp., Series A	20,600	968,406
Dow Chemical Co.	40,960	1,165,312

		2,133,718

Coal — 0.6%
Alpha Natural Resources, Inc.†	26,720	883,630

Security Description	Shares	Value (Note 2)

Commercial Services - Finance — 0.6%
Moody’s Corp.	16,520	$509,312
Western Union Co.	23,000	379,960

		889,272

Computer Services — 0.9%
Accenture PLC, Class A	17,640	945,328
International Business Machines Corp.	2,400	412,584

		1,357,912

Computers — 0.1%
Hewlett-Packard Co.	4,000	104,120

Computers - Memory Devices — 0.1%
NetApp, Inc.†	3,300	124,146

Consumer Products - Misc. — 0.1%
Kimberly - Clark Corp.	2,400	165,984

Cosmetics & Toiletries — 0.3%
Procter & Gamble Co.	7,200	458,496

Cruise Lines — 0.9%
Carnival Corp.	43,010	1,420,620

Diversified Banking Institutions — 4.3%
Bank of America Corp.	20,000	163,400
Citigroup, Inc.	57,577	1,787,766
Goldman Sachs Group, Inc.	3,000	348,660
JPMorgan Chase & Co.	111,940	4,204,466

		6,504,292

Diversified Manufacturing Operations — 5.0%
Cooper Industries PLC	8,920	422,630
Dover Corp.	26,730	1,537,509
Eaton Corp.	17,340	744,753
General Electric Co.	217,690	3,550,524
Honeywell International, Inc.	9,610	459,454
Illinois Tool Works, Inc.	5,000	232,700
Tyco International, Ltd.	13,400	557,172

		7,504,742

E-Commerce/Services — 0.4%
eBay, Inc.†	18,460	569,860

Electric - Integrated — 0.9%
Entergy Corp.	3,900	254,319
Exelon Corp.	18,410	793,839
PPL Corp.	12,000	346,560

		1,394,718

Electronic Components - Misc. — 0.1%
Garmin, Ltd.	5,000	167,650

Electronic Components - Semiconductors — 0.2%
Intel Corp.	19,000	382,470

Electronic Connectors — 0.3%
Thomas & Betts Corp.†	10,180	444,662

Electronic Forms — 0.2%
Adobe Systems, Inc.†	10,000	252,400

Engineering/R&D Services — 0.5%
Jacobs Engineering Group, Inc.†	6,500	242,060
KBR, Inc.	9,400	282,470
URS Corp.†	8,700	305,109

		829,639

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Enterprise Software/Service — 1.3%
BMC Software, Inc.†	29,180	$1,185,000
Oracle Corp.	27,790	780,065

		1,965,065

Entertainment Software — 1.3%
Electronic Arts, Inc.†	87,140	1,967,621

Finance - Credit Card — 0.7%
American Express Co.	11,280	560,729
Discover Financial Services	19,800	498,168

		1,058,897

Finance-Investment Banker/Broker — 0.6%
TD Ameritrade Holding Corp.	58,960	906,805

Food - Misc. — 1.6%
ConAgra Foods, Inc.	20,820	508,425
General Mills, Inc.	9,000	341,190
Kraft Foods, Inc., Class A	30,660	1,073,713
Unilever PLC ADR	15,500	522,970

		2,446,298

Food - Retail — 0.2%
Kroger Co.	8,000	188,480
Safeway, Inc.	10,300	188,799

		377,279

Food - Wholesale/Distribution — 0.2%
Sysco Corp.	10,000	279,300

Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	56,870	787,081

Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	6,200	208,320

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	6,280	514,144

Instruments - Scientific — 0.7%
Thermo Fisher Scientific, Inc.†	18,000	988,740

Insurance Brokers — 1.5%
AON Corp.	24,390	1,139,745
Marsh & McLennan Cos., Inc.	39,380	1,170,373

		2,310,118

Insurance - Life/Health — 0.6%
Prudential Financial, Inc.	19,140	961,019

Insurance - Multi-line — 1.3%
Allstate Corp.	20,000	524,600
MetLife, Inc.	42,350	1,422,960

		1,947,560

Insurance - Property/Casualty — 0.4%
Chubb Corp.	5,500	340,395
Travelers Cos., Inc.	5,900	297,714

		638,109

Insurance - Reinsurance — 0.8%
Berkshire Hathaway, Inc., Class B†	7,500	547,500
Everest Re Group, Ltd.	5,000	403,500
PartnerRe, Ltd.	5,000	284,950

		1,235,950

Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	8,400	184,296

Security Description	Shares	Value (Note 2)

Internet Security — 0.3%
Symantec Corp.†	25,000	$428,750

Investment Management/Advisor Services — 1.7%
Ameriprise Financial, Inc.	32,960	1,506,272
Franklin Resources, Inc.	6,800	815,456
Invesco, Ltd.	16,000	292,800

		2,614,528

Machinery - Construction & Mining — 0.8%
Caterpillar, Inc.	13,000	1,183,000

Machinery - Farming — 0.2%
Deere & Co.	3,400	274,788

Medical Instruments — 0.7%
Medtronic, Inc.	23,900	838,173
St. Jude Medical, Inc.	5,000	227,700

		1,065,873

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	3,400	284,002

Medical Products — 2.8%
Baxter International, Inc.	13,560	759,089
Becton, Dickinson and Co.	5,500	447,590
Johnson & Johnson	39,830	2,620,814
Zimmer Holdings, Inc.†	6,500	369,785

		4,197,278

Medical - Biomedical/Gene — 1.3%
Amgen, Inc.	28,500	1,579,042
Gilead Sciences, Inc.†	3,900	155,552
Life Technologies Corp.†	5,000	210,000

		1,944,594

Medical - Drugs — 5.8%
Abbott Laboratories	11,300	593,363
Merck & Co., Inc.	80,280	2,658,874
Novartis AG ADR	7,000	409,220
Pfizer, Inc.	268,550	5,097,079

		8,758,536

Medical - Generic Drugs — 0.9%
Mylan, Inc.†	25,740	534,362
Teva Pharmaceutical Industries, Ltd. ADR	7,000	289,520
Watson Pharmaceuticals, Inc.†	8,880	596,026

		1,419,908

Medical - HMO — 1.7%
CIGNA Corp.	21,650	1,011,921
UnitedHealth Group, Inc.	27,940	1,327,709
WellPoint, Inc.	4,400	278,520

		2,618,150

Medical - Wholesale Drug Distribution — 0.9%
McKesson Corp.	16,870	1,348,419

Metal - Aluminum — 0.1%
Alcoa, Inc.	14,000	179,340

Metal - Copper — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	24,350	1,147,859

Metal-Iron — 0.5%
Cliffs Natural Resources, Inc.	8,720	722,452

Mining — 0.5%
Goldcorp, Inc.	13,500	700,920

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Multimedia — 3.9%
News Corp., Class A	86,110	$1,487,120
Time Warner, Inc.	58,710	1,858,759
Viacom, Inc., Class B	17,280	833,587
Walt Disney Co.	51,070	1,739,444

		5,918,910

Networking Products — 1.3%
Cisco Systems, Inc.	129,680	2,033,382

Non - Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	9,600	291,456

Office Automation & Equipment — 0.4%
Pitney Bowes, Inc.	26,380	535,778

Oil & Gas Drilling — 0.2%
Ensco PLC ADR	5,000	241,300

Oil Companies - Exploration & Production — 7.3%
Anadarko Petroleum Corp.	38,850	2,865,187
Apache Corp.	1,700	175,219
Devon Energy Corp.	5,800	393,414
EOG Resources, Inc.	11,210	1,037,934
EQT Corp.	5,000	299,100
Forest Oil Corp.†	10,300	200,541
Noble Energy, Inc.	5,700	503,652
Occidental Petroleum Corp.	55,400	4,805,396
QEP Resources, Inc.	11,000	387,310
Southwestern Energy Co.†	9,500	360,525

		11,028,278

Oil Companies - Integrated — 2.6%
Chevron Corp.	3,000	296,730
Exxon Mobil Corp.	34,370	2,544,755
Hess Corp.	17,300	1,026,582

		3,868,067

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	4,200	277,704

Oil - Field Services — 3.4%
Schlumberger, Ltd.	65,070	5,083,268

Pipelines — 0.4%
Enterprise Products Partners LP	3,600	151,740
Kinder Morgan, Inc.	17,200	444,620

		596,360

Power Converter/Supply Equipment — 0.4%
Hubbell, Inc., Class B	9,150	541,039

Publishing - Books — 0.2%
Reed Elsevier NV ADR	14,000	331,380

Real Estate Investment Trusts — 0.8%
Boston Properties, Inc.	3,000	312,870
Equity Residential	2,300	140,714
Public Storage	2,200	272,206
Simon Property Group, Inc.	1,700	199,750
Weyerhaeuser Co.	16,000	288,480

		1,214,020

Retail - Apparel/Shoe — 0.5%
Guess?, Inc.	23,100	787,941

Retail - Building Products — 0.9%
Home Depot, Inc.	32,520	1,085,518
Lowe’s Cos., Inc.	14,400	286,992

		1,372,510

Security Description	Shares	Value (Note 2)

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	7,500	$191,925

Retail - Discount — 0.7%
Target Corp.	10,400	537,368
Wal-Mart Stores, Inc.	10,100	537,421

		1,074,789

Retail - Drug Store — 1.1%
CVS Caremark Corp.	47,260	1,697,107

Retail - Office Supplies — 0.5%
Staples, Inc.	54,580	804,509

Retail - Regional Department Stores — 0.2%
Kohl’s Corp.	7,000	324,380

Retail - Restaurants — 0.1%
McDonald’s Corp.	1,100	99,506

Savings & Loans/Thrifts — 0.3%
First Niagara Financial Group, Inc.	28,000	301,280
Washington Federal, Inc.	10,000	150,300

		451,580

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	27,700	313,564

Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	25,720	386,572

Telephone - Integrated — 1.3%
AT&T, Inc.	34,200	974,016
CenturyLink, Inc.	14,500	524,175
Verizon Communications, Inc.	11,800	426,806

		1,924,997

Television — 0.3%
CBS Corp., Class B	20,190	505,760

Tools - Hand Held — 0.3%
Stanley Black & Decker, Inc.	8,540	529,309

Transport - Rail — 0.2%
Kansas City Southern†	6,600	357,456

Web Portals/ISP — 0.4%
AOL, Inc.†	35,490	552,934

Wireless Equipment — 1.8%
QUALCOMM, Inc.	51,900	2,670,774

X-Ray Equipment — 0.1%
Hologic, Inc.†	8,000	133,120

Total Common Stock
(cost $143,530,247)		145,855,347

EXCHANGE-TRADED FUNDS — 0.8%
iShares Russell 1000 Value Index Fund (cost $1,281,651)	19,960	1,229,137

Total Long-Term Investment Securities
(cost $144,811,898)		147,084,484

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Time Deposits — 0.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/11	$265,000	$265,000
U.S. Government Agencies — 2.5%
Federal Home Loan Bank Disc. Notes 0.04% due 09/01/11	3,800,000	3,800,000

Total Short-Term Investment Securities
(cost $4,065,000)		4,065,000

TOTAL INVESTMENTS
(cost $148,876,898)(1)	99.9%	151,149,484
Other assets less liabilities	0.1	210,949

NET ASSETS —	100.0%	$151,360,433

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$9,650,854	$—	$—	$9,650,854
Diversified Manufacturing Operations	7,504,742	—	—	7,504,742
Medical-Drugs	8,758,536	—	—	8,758,536
Oil Companies - Exploration & Production	11,028,278	—	—	11,028,278
Other Industries*	108,912,937	—	—	108,912,937
Exchange-Traded Funds	1,229,137	—	—	1,229,137
Short-Term Investment Securities:
Time Deposits	—	265,000	—	265,000
U.S. Government Treasuries	—	3,800,000	—	3,800,000

Total	$147,084,484	$4,065,000	$—	$151,149,484

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company II Mid Cap Growth Fund

PORTFOLIO PROFILE — August 31, 2011 (Unaudited)

Industry Allocation*

Oil Companies — Exploration & Production	4.3%
Time Deposits	3.4
E-Commerce/Services	2.9
Electronic Components — Semiconductors	2.7
Retail — Apparel/Shoe	2.7
Vitamins & Nutrition Products	2.6
Commercial Services — Finance	2.5
Oil Field Machinery & Equipment	2.2
Investment Management/Advisor Services	2.1
Coal	2.0
Medical — Biomedical/Gene	2.0
Retail — Major Department Stores	1.9
Entertainment Software	1.7
Engines — Internal Combustion	1.6
Retail — Restaurants	1.6
Home Furnishings	1.5
Applications Software	1.5
Coffee	1.5
Medical — Generic Drugs	1.5
Medical Labs & Testing Services	1.4
Chemicals — Diversified	1.4
Medical — Wholesale Drug Distribution	1.4
Medical Products	1.3
Real Estate Investment Trusts	1.3
Transport — Services	1.2
Computers — Integrated Systems	1.2
Computer Services	1.2
Agricultural Chemicals	1.2
Gold Mining	1.2
Semiconductor Components — Integrated Circuits	1.2
Medical — HMO	1.2
Transactional Software	1.2
Distribution/Wholesale	1.1
Pharmacy Services	1.1
Metal — Iron	1.1
Machinery — Construction & Mining	1.0
Auto/Truck Parts & Equipment — Original	1.0
Transport — Rail	0.9
Casino Hotels	0.9
Electric Products — Misc.	0.9
Medical Information Systems	0.9
Internet Content — Information/News	0.9
Real Estate Management/Services	0.9
Hazardous Waste Disposal	0.8
Retirement/Aged Care	0.8
Intimate Apparel	0.8
Retail — Bedding	0.8
Finance — Credit Card	0.8
Containers — Metal/Glass	0.8
Machinery — Electrical	0.8
Medical Instruments	0.7
Oil & Gas Drilling	0.7
Filtration/Separation Products	0.7
Electronic Measurement Instruments	0.7
Retail — Jewelry	0.7
Electronic Components — Misc.	0.7
Transport — Air Freight	0.7
Wireless Equipment	0.7
Aerospace/Defense — Equipment	0.7
Electric — Transmission	0.7
Enterprise Software/Service	0.7
Broadcast Services/Program	0.7
Transport — Marine	0.7
Footwear & Related Apparel	0.7
Food — Retail	0.6
Industrial Automated/Robotic	0.6
Internet Infrastructure Software	0.6
Machinery — General Industrial	0.6
Retail — Petroleum Products	0.6

Chemicals — Specialty	0.6%
Airlines	0.6
Instruments — Controls	0.6
Finance — Other Services	0.6
Oil — Field Services	0.6
Networking Products	0.6
Oil Refining & Marketing	0.6
Recreational Vehicles	0.5
Food — Misc.	0.5
Retail — Perfume & Cosmetics	0.5
Diagnostic Equipment	0.5
Cable/Satellite TV	0.5
Computer Data Security	0.5
Apparel Manufacturers	0.5
Savings & Loans/Thrifts	0.5
Telecom Equipment — Fiber Optics	0.5
Retail — Sporting Goods	0.5
Machinery — Farming	0.5
Retail — Auto Parts	0.5
Television	0.5
Human Resources	0.5
Semiconductor Equipment	0.4
Steel — Producers	0.4
Advertising Sales	0.3
Web Portals/ISP	0.3

100.3%

*	Calculated as a percentage of net assets

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.9%
Advertising Sales — 0.3%
Lamar Advertising Co., Class A†	23,540	$492,221

Aerospace/Defense-Equipment — 0.7%
BE Aerospace, Inc.†	32,040	1,115,953

Agricultural Chemicals — 1.2%
CF Industries Holdings, Inc.	10,660	1,948,861

Airlines — 0.6%
United Continental Holdings, Inc.†	51,900	964,821

Apparel Manufacturers — 0.5%
Coach, Inc.	14,400	809,568

Applications Software — 1.5%
Citrix Systems, Inc.†	21,500	1,299,245
Red Hat, Inc.†	28,160	1,113,446

		2,412,691

Auto/Truck Parts & Equipment - Original — 1.0%
Lear Corp.	33,510	1,601,108

Broadcast Services/Program — 0.7%
Discovery Communications, Inc., Class A†	25,920	1,095,898

Cable/Satellite TV — 0.5%
DISH Network Corp., Class A†	33,340	828,832

Casino Hotels — 0.9%
Wynn Resorts, Ltd.	9,680	1,497,690

Chemicals - Diversified — 1.4%
Celanese Corp., Series A	29,930	1,407,010
Solutia, Inc.†	49,040	852,315

		2,259,325

Chemicals - Specialty — 0.6%
Cabot Corp.	28,460	979,878

Coal — 2.0%
CONSOL Energy, Inc.	17,550	801,333
Peabody Energy Corp.	30,500	1,488,400
Walter Energy, Inc.	11,950	976,793

		3,266,526

Coffee — 1.5%
Green Mountain Coffee Roasters, Inc.†	22,740	2,381,788

Commercial Services-Finance — 2.5%
Alliance Data Systems Corp.†	21,750	2,031,668
Moody’s Corp.	35,410	1,091,690
Western Union Co.	57,460	949,239

		4,072,597

Computer Data Security — 0.5%
Fortinet, Inc.†	42,724	817,310

Computer Services — 1.2%
Cognizant Technology Solutions Corp., Class A†	11,230	712,544
IHS, Inc., Class A†	15,950	1,237,560

		1,950,104

Computers - Integrated Systems — 1.2%
Teradata Corp.†	37,640	1,970,830

Containers - Metal/Glass — 0.8%
Crown Holdings, Inc.†	35,210	1,248,899

Diagnostic Equipment — 0.5%
Gen - Probe, Inc.†	13,910	834,183

Distribution/Wholesale — 1.1%
Fossil, Inc.†	18,298	1,767,770

Security Description	Shares	Value (Note 2)

E-Commerce/Services — 2.9%
Ctrip.com International, Ltd. ADR†	42,790	$1,785,199
Netflix, Inc.†	5,790	1,360,708
priceline.com, Inc.†	2,850	1,531,191

		4,677,098

Electric Products - Misc. — 0.9%
AMETEK, Inc.	36,475	1,425,443

Electric - Transmission — 0.7%
ITC Holdings Corp.	14,710	1,112,959

Electronic Components-Misc. — 0.7%
Gentex Corp.	44,050	1,142,877

Electronic Components - Semiconductors — 2.7%
Altera Corp.	31,220	1,136,096
ARM Holdings PLC ADR	30,554	842,679
Avago Technologies, Ltd.	47,200	1,562,792
Microchip Technology, Inc.	26,840	880,889

		4,422,456

Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.†	32,030	1,180,946

Engines - Internal Combustion — 1.6%
Cummins, Inc.	28,630	2,660,300

Enterprise Software/Service — 0.7%
BMC Software, Inc.†	27,190	1,104,186

Entertainment Software — 1.7%
Electronic Arts, Inc.†	119,390	2,695,826

Filtration/Separation Products — 0.7%
Pall Corp.	23,280	1,190,306

Finance - Credit Card — 0.8%
Discover Financial Services	49,680	1,249,949

Finance - Other Services — 0.6%
IntercontinentalExchange, Inc.†	7,870	928,267

Food - Misc. — 0.5%
H.J. Heinz Co.	16,670	877,509

Food - Retail — 0.6%
Whole Foods Market, Inc.	15,780	1,041,953

Footwear & Related Apparel — 0.7%
Deckers Outdoor Corp.†	12,180	1,083,533

Gold Mining — 1.2%
Agnico-Eagle Mines, Ltd.	28,070	1,939,076

Hazardous Waste Disposal — 0.8%
Stericycle, Inc.†	15,430	1,353,365

Home Furnishings — 1.5%
Tempur - Pedic International, Inc.†	42,367	2,467,454

Human Resources — 0.5%
SuccessFactors, Inc.†	32,730	764,573

Industrial Automated/Robotic — 0.6%
Rockwell Automation, Inc.	15,700	1,006,841

Instruments - Controls — 0.6%
Sensata Technologies Holding NV†	29,080	943,355

Internet Content - Information/News — 0.9%
WebMD Health Corp.†	40,080	1,416,427

Internet Infrastructure Software — 0.6%
TIBCO Software, Inc.†	44,980	1,006,652

Intimate Apparel — 0.8%
Warnaco Group, Inc.†	24,200	1,291,070

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Investment Management/Advisor Services — 2.1%
Affiliated Managers Group, Inc.†	25,147	$2,191,813
T. Rowe Price Group, Inc.	21,430	1,146,076

		3,337,889

Machinery - Construction & Mining — 1.0%
Joy Global, Inc.	19,200	1,602,240

Machinery - Electrical — 0.8%
Regal-Beloit Corp.	20,850	1,225,772

Machinery - Farming — 0.5%
AGCO Corp.†	18,270	782,687

Machinery - General Industrial — 0.6%
Chart Industries, Inc.†	21,285	1,006,568

Medical Information Systems — 0.9%
Cerner Corp.†	21,480	1,416,821

Medical Instruments — 0.7%
Intuitive Surgical, Inc.†	3,170	1,208,880

Medical Labs & Testing Services — 1.4%
ICON PLC ADR†	56,010	1,193,573
Laboratory Corp. of America Holdings†	13,420	1,120,973

		2,314,546

Medical Products — 1.3%
Hospira, Inc.†	24,040	1,110,648
Varian Medical Systems, Inc.†	18,060	1,028,698

		2,139,346

Medical - Biomedical/Gene — 2.0%
Alexion Pharmaceuticals, Inc.†	28,990	1,679,826
Dendreon Corp.†	62,090	762,465
Illumina, Inc.†	15,730	819,533

		3,261,824

Medical - Generic Drugs — 1.5%
Watson Pharmaceuticals, Inc.†	35,260	2,366,651

Medical - HMO — 1.2%
CIGNA Corp.	40,810	1,907,459

Medical - Wholesale Drug Distribution — 1.4%
AmerisourceBergen Corp.	56,160	2,222,813

Metal - Iron — 1.1%
Cliffs Natural Resources, Inc.	21,010	1,740,679

Networking Products — 0.6%
Polycom, Inc.†	38,050	905,590

Oil & Gas Drilling — 0.7%
Ensco PLC ADR	24,920	1,202,639

Oil Companies - Exploration & Production — 4.3%
Concho Resources, Inc.†	21,820	1,897,249
Continental Resources, Inc.†	41,240	2,304,904
Denbury Resources, Inc.†	49,660	792,077
Southwestern Energy Co.†	29,340	1,113,453
Whiting Petroleum Corp.†	17,130	806,994

		6,914,677

Oil Field Machinery & Equipment — 2.2%
Cameron International Corp.†	51,240	2,662,430
Complete Production Services, Inc.†	29,660	861,920

		3,524,350

Oil Refining & Marketing — 0.6%
HollyFrontier Corp.	12,420	891,259

Security Description	Shares	Value (Note 2)

Oil - Field Services — 0.6%
Oil States International, Inc.†	13,980	$923,798

Pharmacy Services — 1.1%
Express Scripts, Inc.†	37,110	1,741,943

Real Estate Investment Trusts — 1.3%
Digital Realty Trust, Inc.	16,020	957,195
Plum Creek Timber Co., Inc.	29,870	1,134,164

		2,091,359

Real Estate Management/Services — 0.9%
Jones Lang LaSalle, Inc.	20,740	1,387,713

Recreational Vehicles — 0.5%
Polaris Industries, Inc.	8,058	885,332

Retail - Apparel/Shoe — 2.7%
Abercrombie & Fitch Co., Class A	22,770	1,448,400
Limited Brands, Inc.	40,620	1,532,999
Lululemon Athletica, Inc.†	23,720	1,298,195

		4,279,594

Retail - Auto Parts — 0.5%
Advance Auto Parts, Inc.	12,760	774,787

Retail - Bedding — 0.8%
Bed Bath & Beyond, Inc.†	22,240	1,264,566

Retail - Jewelry — 0.7%
Tiffany & Co.	16,350	1,176,546

Retail - Major Department Stores — 1.9%
Nordstrom, Inc.	30,490	1,386,075
TJX Cos., Inc.	29,890	1,632,592

		3,018,667

Retail - Perfume & Cosmetics — 0.5%
Ulta Salon Cosmetics & Fragrance, Inc.†	14,130	834,800

Retail - Petroleum Products — 0.6%
World Fuel Services Corp.	26,940	1,000,552

Retail - Restaurants — 1.6%
Chipotle Mexican Grill, Inc.†	2,560	802,227
Panera Bread Co., Class A†	14,830	1,707,675

		2,509,902

Retail - Sporting Goods — 0.5%
Dick’s Sporting Goods, Inc.†	22,310	783,750

Retirement/Aged Care — 0.8%
Brookdale Senior Living, Inc.†	81,790	1,317,637

Savings & Loans/Thrifts — 0.5%
BankUnited, Inc.	34,160	801,052

Semiconductor Components - Integrated Circuits — 1.2%
Atmel Corp.†	73,780	672,136
Linear Technology Corp.	43,980	1,259,147

		1,931,283

Semiconductor Equipment — 0.4%
Novellus Systems, Inc.†	25,820	722,185

Steel - Producers — 0.4%
Steel Dynamics, Inc.	53,140	676,472

Telecom Equipment - Fiber Optics — 0.5%
JDS Uniphase Corp.†	61,680	799,990

Television — 0.5%
CBS Corp., Class B	30,840	772,542

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Transactional Software — 1.2%
Solera Holdings, Inc.	14,870	$872,126
VeriFone Systems, Inc.†	28,270	995,669

		1,867,795

Transport - Air Freight — 0.7%
Atlas Air Worldwide Holdings, Inc.†	22,930	1,125,404

Transport - Marine — 0.7%
Tidewater, Inc.	20,390	1,092,904

Transport - Rail — 0.9%
Kansas City Southern†	28,020	1,517,563

Transport - Services — 1.2%
C.H. Robinson Worldwide, Inc.	17,310	1,220,355
Expeditors International of Washington, Inc.	17,280	786,240

		2,006,595

Vitamins & Nutrition Products — 2.6%
Herbalife, Ltd.	47,760	2,665,008
Mead Johnson Nutrition Co.	21,010	1,496,962

		4,161,970

Web Portals/ISP — 0.3%
Yandex NV, Class A†	13,010	402,920

Wireless Equipment — 0.7%
Crown Castle International Corp.†	25,900	1,124,837

Total Long-Term Investment Securities
(cost $150,502,555)		156,266,422

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Time Deposits — 3.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/11 (cost $5,454,000)	$5,454,000	5,454,000

TOTAL INVESTMENTS
(cost $155,956,555) (1)	100.3%	161,720,422
Liabilities in excess of other assets	(0.3)	(449,578)

NET ASSETS —	100.0%	$161,270,844

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR—American	Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$156,266,422	$—	$—	$156,266,422
Short-Term Investment Securities:
Time Deposits	—	5,454,000	—	5,454,000

Total	$156,266,422	$5,454,000	$—	$161,720,422

See Notes to Financial Statements

VALIC Company II Mid Cap Value Fund

PORTFOLIO PROFILE — August 31, 2011 (Unaudited)

Industry Allocation*

Diversified Manufacturing Operations	7.7%
Electric — Integrated	5.2
Chemicals — Specialty	3.5
U.S. Government Treasuries	2.9
Real Estate Investment Trusts	2.7
Chemicals — Diversified	2.6
Time Deposits	2.5
Retail — Apparel/Shoe	2.5
Electronic Components — Semiconductors	2.4
Insurance — Reinsurance	2.4
Containers — Metal/Glass	2.3
Insurance — Life/Health	2.3
Oil Companies — Exploration & Production	2.1
Medical — HMO	1.7
Banks — Commercial	1.6
Real Estate Operations & Development	1.5
Banks — Super Regional	1.5
Agricultural Chemicals	1.4
Medical — Drugs	1.4
Electronic Components — Misc.	1.4
Electronic Parts Distribution	1.3
Repurchase Agreements	1.2
Aerospace/Defense	1.2
Pipelines	1.2
Investment Management/Advisor Services	1.2
Power Converter/Supply Equipment	1.2
Commercial Services	1.2
Identification Systems	1.1
Containers — Paper/Plastic	1.1
Toys	1.0
Food — Meat Products	1.0
Building — Residential/Commercial	1.0
Telecom Services	1.0
Semiconductor Equipment	0.9
Savings & Loans/Thrifts	0.9
Medical — Generic Drugs	0.9
Medical — Wholesale Drug Distribution	0.8
Brewery	0.8
Agricultural Operations	0.8
Distribution/Wholesale	0.8
Machine Tools & Related Products	0.8
Electronic Connectors	0.8
Building & Construction — Misc.	0.8
Chemicals — Plastics	0.7
Building & Construction Products — Misc.	0.7
Machinery — Farming	0.7
Tools — Hand Held	0.7
Engineering/R&D Services	0.7
Enterprise Software/Service	0.7
Finance — Investment Banker/Broker	0.7
Telecommunication Equipment	0.7
Gas — Distribution	0.6
Transport — Truck	0.6
Hotels/Motels	0.6
Machinery — General Industrial	0.5
Lighting Products & Systems	0.5
Non — Hazardous Waste Disposal	0.5
Retirement/Aged Care	0.5
Coal	0.5
Electric Products — Misc.	0.5
Semiconductor Components — Integrated Circuits	0.5
Instruments — Scientific	0.5
Consumer Products — Misc.	0.4
Medical — Hospitals	0.4
Aerospace/Defense — Equipment	0.4
Transport — Marine	0.4
Retail — Regional Department Stores	0.4
Telecom Equipment — Fiber Optics	0.4
Food — Confectionery	0.4

Medical Products	0.4%
Tobacco	0.4
Insurance — Property/Casualty	0.4
Insurance Brokers	0.4
Finance — Consumer Loans	0.4
Paper & Related Products	0.4
Water	0.3
Oil & Gas Drilling	0.3
Theaters	0.3
Oil Refining & Marketing	0.3
Printing — Commercial	0.3
Insurance — Multi-line	0.3
Airlines	0.3
Sugar	0.3
Steel — Producers	0.3
Independent Power Producers	0.3
Human Resources	0.3
Oil Field Machinery & Equipment	0.3
Entertainment Software	0.3
Telephone — Integrated	0.3
Auto/Truck Parts & Equipment — Original	0.3
Investment Companies	0.3
Beverages — Non-alcoholic	0.3
Oil — Field Services	0.3
Food — Misc.	0.3
Television	0.3
Wire & Cable Products	0.3
Retail — Automobile	0.3
Office Supplies & Forms	0.2
Hospital Beds/Equipment	0.2
Dialysis Centers	0.2
Food — Dairy Products	0.2
Retail — Computer Equipment	0.2
Schools	0.2
Finance — Credit Card	0.2
Metal — Iron	0.2
Home Furnishings	0.2
Poultry	0.2
Cellular Telecom	0.1
Machinery — Construction & Mining	0.1
Metal Processors & Fabrication	0.1

100.1%

*	Calculated as a percentage of net assets

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 93.5%
Aerospace/Defense — 1.2%
Esterline Technologies Corp.†	38,836	$2,923,962
Teledyne Technologies, Inc.†	84,083	4,590,091

		7,514,053

Aerospace/Defense - Equipment — 0.4%
Goodrich Corp.	30,167	2,690,293

Agricultural Chemicals — 1.4%
CF Industries Holdings, Inc.	32,284	5,902,161
Incitec Pivot, Ltd.	646,317	2,611,530

		8,513,691

Agricultural Operations — 0.8%
Bunge, Ltd.	41,918	2,712,514
China Agri-Industries Holdings, Ltd.	2,482,000	2,311,180

		5,023,694

Airlines — 0.3%
Delta Air Lines, Inc.†	255,402	1,923,177

Auto/Truck Parts & Equipment - Original — 0.3%
Dana Holding Corp.†	131,108	1,671,627

Banks - Commercial — 1.6%
BOK Financial Corp.	32,132	1,580,894
East West Bancorp, Inc.	89,881	1,500,114
First Midwest Bancorp, Inc.	142,250	1,248,955
Popular, Inc.†	1,435,675	2,986,204
TCF Financial Corp.	170,500	1,780,020
Umpqua Holdings Corp.	98,424	961,603

		10,057,790

Banks - Super Regional — 1.5%
Comerica, Inc.	115,635	2,959,100
Fifth Third Bancorp	264,500	2,808,990
Huntington Bancshares, Inc.	656,941	3,304,413

		9,072,503

Beverages - Non-alcoholic — 0.3%
Dr. Pepper Snapple Group, Inc.	42,168	1,622,625

Brewery — 0.8%
Molson Coors Brewing Co., Class B	115,315	5,045,031

Building & Construction Products - Misc. — 0.7%
Louisiana-Pacific Corp.†	359,490	2,397,798
NCI Building Systems, Inc.†	66,268	640,812
Trex Co., Inc.†	77,812	1,419,291

		4,457,901

Building & Construction - Misc. — 0.8%
Insituform Technologies, Inc., Class A†	136,643	2,258,709
Multiplan Empreendimentos Imobiliarios SA	112,400	2,363,937

		4,622,646

Building - Residential/Commercial — 1.0%
MDC Holdings, Inc.	135,901	2,658,224
Toll Brothers, Inc.†	204,469	3,514,822

		6,173,046

Cellular Telecom — 0.1%
MetroPCS Communications, Inc.†	75,542	843,049

Chemicals - Diversified — 2.6%
Celanese Corp., Series A	112,936	5,309,122
FMC Corp.	116,240	8,826,103
Solutia, Inc.†	122,700	2,132,526

		16,267,751

Security Description	Shares	Value (Note 2)

Chemicals - Plastics — 0.7%
A. Schulman, Inc.	59,306	$1,081,741
PolyOne Corp.	230,511	2,911,354
Spartech Corp.†	127,500	561,000

		4,554,095

Chemicals - Specialty — 3.5%
Ashland, Inc.	62,400	3,307,824
Cytec Industries, Inc.	55,600	2,524,240
Eastman Chemical Co.	46,500	3,846,945
Ferro Corp.†	389,731	3,262,049
Methanex Corp.	175,910	4,577,178
Minerals Technologies, Inc.	70,000	4,060,700

		21,578,936

Coal — 0.5%
CONSOL Energy, Inc.	36,705	1,675,950
Walter Energy, Inc.	15,398	1,258,633

		2,934,583

Commercial Services — 1.2%
PHH Corp.†	379,801	7,204,825

Consumer Products - Misc. — 0.4%
Jarden Corp.	94,470	2,743,409

Containers - Metal/Glass — 2.3%
Crown Holdings, Inc.†	60,945	2,161,719
Greif, Inc., Class A	57,437	3,208,431
Owens-Illinois, Inc.†	334,373	6,333,025
Rexam PLC	407,931	2,343,506

		14,046,681

Containers - Paper/Plastic — 1.1%
Packaging Corp. of America	65,838	1,668,993
Sealed Air Corp.	107,000	1,970,940
Sonoco Products Co.	98,000	3,095,820

		6,735,753

Dialysis Centers — 0.2%
DaVita, Inc.†	19,825	1,458,723

Distribution/Wholesale — 0.8%
Ingram Micro, Inc., Class A†	111,000	1,980,240
WESCO International, Inc.†	70,100	3,020,609

		5,000,849

Diversified Manufacturing Operations — 7.7%
Barnes Group, Inc.	310,378	7,144,901
Carlisle Cos., Inc.	119,161	4,672,303
Crane Co.	44,600	1,884,350
Dover Corp.	157,271	9,046,228
Federal Signal Corp.	287,318	1,565,883
Griffon Corp.†	190,267	1,662,934
Honeywell International, Inc.	84,900	4,059,069
Ingersoll-Rand PLC	135,000	4,523,850
Pentair, Inc.	133,456	4,580,210
SPX Corp.	13,378	761,074
Textron, Inc.	166,325	2,805,903
Tyco International, Ltd.	117,200	4,873,176

		47,579,881

Electric Products - Misc. — 0.5%
AMETEK, Inc.	73,735	2,881,564

Electric - Integrated — 5.2%
Northeast Utilities	178,387	6,190,029
NV Energy, Inc.	594,646	8,872,118
OGE Energy Corp.	50,648	2,534,932

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electric - Integrated (continued)
Pinnacle West Capital Corp.	61,833	$2,735,492
Public Service Enterprise Group, Inc.	77,026	2,628,897
Westar Energy, Inc.	158,375	4,220,694
Wisconsin Energy Corp.	143,354	4,535,721

		31,717,883

Electronic Components - Misc. — 1.4%
Flextronics International, Ltd.†	1,030,318	5,924,329
Plexus Corp.†	90,807	2,413,650

		8,337,979

Electronic Components - Semiconductors — 2.4%
Avago Technologies, Ltd.	189,746	6,282,490
Diodes, Inc.†	67,000	1,341,340
Fairchild Semiconductor International, Inc.†	185,200	2,455,752
International Rectifier Corp.†	46,000	1,048,340
Microsemi Corp.†	245,500	3,812,615

		14,940,537

Electronic Connectors — 0.8%
Thomas & Betts Corp.†	109,678	4,790,735

Electronic Parts Distribution — 1.3%
Arrow Electronics, Inc.†	259,486	8,095,963

Engineering/R&D Services — 0.7%
Fluor Corp.	26,110	1,585,399
URS Corp.†	80,688	2,829,728

		4,415,127

Enterprise Software/Service — 0.7%
BMC Software, Inc.†	105,947	4,302,508

Entertainment Software — 0.3%
Electronic Arts, Inc.†	75,800	1,711,564

Finance - Consumer Loans — 0.4%
SLM Corp.	170,023	2,334,416

Finance - Credit Card — 0.2%
Discover Financial Services	52,503	1,320,975

Finance - Investment Banker/Broker — 0.7%
E*Trade Financial Corp.†	115,200	1,423,872
Lazard, Ltd., Class A	52,380	1,527,925
LPL Investment Holdings, Inc.†	43,800	1,274,580

		4,226,377

Finance - Other Services — 0.0%
Solar Cayman Ltd.†*(1)(2)(3)	120,200	12,020

Food - Confectionery — 0.4%
J.M. Smucker Co.	36,209	2,610,307

Food - Dairy Products — 0.2%
Dean Foods Co.†	160,344	1,385,372

Food - Meat Products — 1.0%
Maple Leaf Foods, Inc.	243,013	2,776,795
Tyson Foods, Inc., Class A	203,400	3,553,398

		6,330,193

Food - Misc. — 0.3%
Corn Products International, Inc.	33,857	1,583,153

Forestry — 0.0%
Sino-Forest Corp.†*(1)(3)	72,700	64,878
Sino-Forest Corp.†(1)(3)	80,835	72,138

		137,016

Security Description	Shares	Value (Note 2)

Gas - Distribution — 0.6%
UGI Corp.	130,611	$3,886,983

Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	73,400	1,261,746

Hospital Beds/Equipment — 0.2%
Hill-Rom Holdings, Inc.	48,274	1,462,702

Hotel/Motels — 0.6%
Wyndham Worldwide Corp.	103,490	3,361,355

Human Resources — 0.3%
TrueBlue, Inc.†	128,600	1,806,830

Identification Systems — 1.1%
Brady Corp., Class A	97,397	2,678,418
Checkpoint Systems, Inc.†	275,509	4,196,002

		6,874,420

Independent Power Producers — 0.3%
Calpine Corp.†	125,724	1,851,914

Instruments - Scientific — 0.5%
Thermo Fisher Scientific, Inc.†	51,100	2,806,923

Insurance Brokers — 0.4%
Marsh & McLennan Cos., Inc.	79,043	2,349,158

Insurance - Life/Health — 2.3%
Lincoln National Corp.	110,470	2,292,253
Principal Financial Group, Inc.	134,377	3,407,801
Unum Group	348,212	8,196,910

		13,896,964

Insurance - Multi-line — 0.3%
ACE, Ltd.	30,244	1,953,157

Insurance - Property/Casualty — 0.4%
Arch Capital Group, Ltd.†	70,142	2,362,383

Insurance - Reinsurance — 2.4%
Endurance Specialty Holdings, Ltd.	28,740	1,039,238
Everest Re Group, Ltd.	57,999	4,680,519
Platinum Underwriters Holdings, Ltd.	78,521	2,473,412
Reinsurance Group of America, Inc.	122,407	6,532,862

		14,726,031

Investment Companies — 0.3%
Solar Capital, Ltd.	70,866	1,638,422

Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.†	8,576	747,484
Ameriprise Financial, Inc.	52,999	2,422,054
Invesco, Ltd.	226,706	4,148,720

		7,318,258

Lighting Products & Systems — 0.5%
Acuity Brands, Inc.	68,600	3,158,344

Machine Tools & Related Products — 0.8%
Kennametal, Inc.	133,100	4,906,066

Machinery - Construction & Mining — 0.1%
Terex Corp.†	51,601	832,324

Machinery - Farming — 0.7%
AGCO Corp.†	103,733	4,443,922

Machinery - General Industrial — 0.5%
Albany International Corp., Class A	85,839	1,866,140
IDEX Corp.	40,200	1,494,636

		3,360,776

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical Products — 0.4%
Teleflex, Inc.	43,500	$2,502,120

Medical - Drugs — 1.4%
Almirall SA	358,031	2,931,578
Forest Laboratories, Inc.†	43,456	1,487,933
UCB SA	89,544	4,006,826

		8,426,337

Medical - Generic Drugs — 0.9%
Impax Laboratories, Inc.†	268,147	5,274,451

Medical - HMO — 1.7%
CIGNA Corp.	190,309	8,895,043
Humana, Inc.	20,416	1,585,098

		10,480,141

Medical - Hospitals — 0.4%
Universal Health Services, Inc., Class B	26,930	1,120,288
Vanguard Health Systems, Inc.†	125,300	1,621,382

		2,741,670

Medical - Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	128,428	5,083,180

Metal Processors & Fabrication — 0.1%
Commercial Metals Co.	50,000	587,500

Metal - Iron — 0.2%
Cliffs Natural Resources, Inc.	15,915	1,318,558

Non - Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	103,494	3,142,078

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	52,000	1,513,720

Oil & Gas Drilling — 0.3%
Ensco PLC ADR	43,315	2,090,382

Oil Companies - Exploration & Production — 2.1%
Bill Barrett Corp.†	23,773	1,139,915
Cobalt International Energy, Inc.†	196,465	1,899,817
Concho Resources, Inc.†	12,786	1,111,743
Japan Petroleum Exploration Co.	58,100	2,390,166
Lone Pine Resources, Inc.†	164,000	1,595,720
Newfield Exploration Co.†	43,627	2,227,158
Pioneer Natural Resources Co.	18,062	1,411,906
Whiting Petroleum Corp.†	25,308	1,192,260

		12,968,685

Oil Field Machinery & Equipment — 0.3%
Complete Production Services, Inc.†	59,341	1,724,449

Oil Refining & Marketing — 0.3%
HollyFrontier Corp.	27,970	2,007,127

Oil - Field Services — 0.3%
Oil States International, Inc.†	24,319	1,607,000

Paper & Related Products — 0.4%
MeadWestvaco Corp.	81,589	2,245,329

Pipelines — 1.2%
El Paso Corp.	302,562	5,791,037
Oneok, Inc.	23,117	1,638,995

		7,430,032

Poultry — 0.2%
Sanderson Farms, Inc.	23,381	916,535

Power Converter/Supply Equipment — 1.2%
Hubbell, Inc., Class B	123,731	7,316,214

Security Description	Shares	Value (Note 2)

Printing - Commercial — 0.3%
R.R. Donnelley & Sons Co.	131,200	$2,000,800

Real Estate Investment Trusts — 2.7%
American Assets Trust, Inc.	83,676	1,683,561
AvalonBay Communities, Inc.	16,019	2,184,671
Boston Properties, Inc.	25,094	2,617,053
Duke Realty Corp.	69,593	826,069
Federal Realty Investment Trust	26,313	2,382,642
Kimco Realty Corp.	81,000	1,433,700
Plum Creek Timber Co., Inc.	98,369	3,735,071
Ventas, Inc.	34,260	1,832,225

		16,694,992

Real Estate Operations & Development — 1.5%
BR Properties SA	511,700	5,660,555
Forest City Enterprises, Inc., Class A†	160,255	2,129,789
Iguatemi Empresa de Shopping Centers SA	76,200	1,615,522

		9,405,866

Retail - Apparel/Shoe — 2.5%
ANN, Inc.†	68,438	1,613,084
Ascena Retail Group, Inc.†	51,089	1,451,950
Collective Brands, Inc.†	331,176	4,467,564
Foot Locker, Inc.	139,360	2,908,443
Ross Stores, Inc.	60,433	4,624,635

		15,065,676

Retail - Automobile — 0.3%
Rush Enterprises, Inc., Class A†	84,130	1,547,992

Retail - Computer Equipment — 0.2%
GameStop Corp., Class A†	57,716	1,381,144

Retail - Regional Department Stores — 0.4%
Macy’s, Inc.	103,308	2,680,843

Retirement/Aged Care — 0.5%
Brookdale Senior Living, Inc.†	189,873	3,058,854

Savings & Loans/Thrifts — 0.9%
BankUnited, Inc.	171,110	4,012,530
Beneficial Mutual Bancorp, Inc.†	182,029	1,427,107

		5,439,637

Schools — 0.2%
DeVry, Inc.	30,914	1,365,781

Semiconductor Components - Integrated Circuits — 0.5%
Linear Technology Corp.	60,000	1,717,800
Marvell Technology Group, Ltd.†	84,898	1,116,409

		2,834,209

Semiconductor Equipment — 0.9%
Brooks Automation, Inc.†	189,000	1,787,940
LTX-Credence Corp.†	248,234	1,412,451
Teradyne, Inc.†	191,000	2,311,100

		5,511,491

Steel - Producers — 0.3%
Steel Dynamics, Inc.	150,000	1,909,500

Sugar — 0.3%
Cosan, Ltd., Class A	164,828	1,921,894

Telecom Equipment - Fiber Optics — 0.4%
Corning, Inc.	178,100	2,676,843

Telecom Services — 1.0%
Amdocs, Ltd.†	69,709	1,914,906
Virgin Media, Inc.	154,828	3,926,438

		5,841,344

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Telecommunication Equipment — 0.7%
Harris Corp.	98,700	$3,982,545

Telephone - Integrated — 0.3%
Windstream Corp.	133,053	1,689,773

Television — 0.3%
CBS Corp., Class B	62,900	1,575,645

Theaters — 0.3%
Cinemark Holdings, Inc.	97,659	2,045,956

Tobacco — 0.4%
Lorillard, Inc.	21,787	2,427,508

Tools - Hand Held — 0.7%
Stanley Black & Decker, Inc.	71,400	4,425,372

Toys — 1.0%
Mattel, Inc.	235,745	6,334,468

Transport - Marine — 0.4%
Tidewater, Inc.	50,075	2,684,020

Transport - Truck — 0.6%
Swift Transporation Co.†	189,517	1,633,636
Werner Enterprises, Inc.	86,110	2,004,641

		3,638,277

Water — 0.3%
American Water Works Co., Inc.	70,554	2,101,098

Wire & Cable Products — 0.3%
Belden, Inc.	51,400	1,568,214

Total Long-Term Investment Securities
(cost $598,150,907)		575,914,229

SHORT-TERM INVESTMENT SECURITIES — 5.4%
Time Deposits — 2.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01 % due 09/01/11	$15,221,000	15,221,000
U.S. Government Treasuries — 2.9%
United States Treasury Bills 0.21% due 03/08/12	18,000,000	17,997,444

Total Short-Term Investment Securities
(cost $33,200,855)		33,218,444

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 1.2%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/31/11, to be repurchased 09/01/11 in the amount of 7,676,000 and collateralized by $7,705,000 of Federal National Mtg. Assoc. Notes bearing interest at 3.20% due 09/15/20 and having an approximate value of $7,830,206 (cost $7,676,000)	$7,676,000	$7,676,000

TOTAL INVESTMENTS
(cost $639,027,762)(4)	100.1%	616,808,673
Liabilities in excess of other assets	(0.1)	(843,229)

NET ASSETS —	100.0%	$615,965,444

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2011, the aggregate value of these securities was $76,898 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Consists of more than one type of securities traded together as a unit.
(3)	Illiquid security. At August 31, 2011, the aggregate value of these securities was $149,036 representing 0.0% of net assets.
(4)	See Note 5 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Manufacturing Operations	$47,579,881	$—	$—	$47,579,881
Electric-Integrated	31,717,883	—	—	31,717,883
Other Industries*	496,467,429	—	149,036	496,616,465
Short-Term Investment Securities:
Time Deposits	—	15,221,000	—	15,221,000
U.S. Government Treasuries	—	17,997,444	—	17,997,444
Repurchase Agreement	—	7,676,000	—	7,676,000

Total	$575,765,193	$40,894,444	$149,036	$616,808,673

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 08/31/2010	$52,888
Accrued discounts/premiums	—
Realized gain (loss)	5,951
Change in unrealized appreciation (depreciation)(1)	7,212
Net purchases (sales)	(54,031)
Transfers in and/or out of Level 3(2)	137,016

Balance as of 08/31/2011	$149,036

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at August 31, 2011 includes:

Common Stock
$7,212

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2011 (Unaudited)

Industry Allocation*

Domestic Equity Investment Companies	49.7%
Fixed Income Investment Companies	44.0
Real Estate Investment Companies	3.6
International Equity Investment Companies	2.6

99.9%

*	Calculated as a percentage of net assets

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 99.9%
Domestic Equity Investment Companies — 49.7%
VALIC Co. I Blue Chip Growth Fund	1,695,039	$17,797,905
VALIC Co. I Core Value Fund	1,610,110	14,007,956
VALIC Co. I Mid Cap Strategic Growth Fund	831,027	10,121,909
VALIC Co. I Nasdaq-100 Index Fund	1,488,207	9,078,065
VALIC Co. I Science & Technology Fund	610,846	9,413,134
VALIC Co. I Small Cap Special Values Fund	491,256	4,180,592
VALIC Co. I Stock Index Fund	1,471,643	35,775,652
VALIC Co. II Capital Appreciation Fund	774,714	7,259,071
VALIC Co. II Mid Cap Growth Fund†	680,184	5,393,863
VALIC Co. II Mid Cap Value Fund	1,175,622	17,963,498
VALIC Co. II Small Cap Growth Fund†	326,877	4,206,909
VALIC Co. II Small Cap Value Fund	336,885	4,180,745

Total Domestic Equity Investment Companies
(cost $129,321,708)		139,379,299

Fixed Income Investment Companies — 44.0%
VALIC Co. I Government Securities Fund	633,608	7,039,386
VALIC Co. I Inflation Protected Fund	2,078,545	23,487,559
VALIC Co. I International Government Bond Fund	214,294	2,845,818
VALIC Co. II Core Bond Fund	3,759,216	40,937,864
VALIC Co. II High Yield Bond Fund	3,668,473	26,743,167
VALIC Co. II Strategic Bond Fund	1,971,521	22,297,907

Total Fixed Income Investment Companies
(cost $118,495,607)		123,351,701

International Equity Investment Companies — 2.6%
VALIC Co. I Foreign Value Fund	279,446	2,417,204
VALIC Co. I International Equities Fund	825,514	4,961,338

Total International Equity Investment Companies
(cost $7,029,176)		7,378,542

Real Estate Investment Companies — 3.6%
VALIC Co. I Global Real Estate Fund (cost $7,845,872)	1,234,802	10,075,984

TOTAL INVESTMENTS
(cost $262,692,363)(2)	99.9%	280,185,526
Other assets less liabilities	0.1	250,411

NET ASSETS —	100.0%	$280,435,937

†	Non-income producing security
#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$139,379,299	$—	$—	$139,379,299
Fixed Income Investment Companies	123,351,701	—	—	123,351,701
International Equity Investment Companies	7,378,542	—	—	7,378,542
Real Estate Investment Companies	10,075,984	—	—	10,075,984

Total	$280,185,526	$—	$—	$280,185,526

See Notes to Financial Statements

VALIC Company II Money Market II Fund

PORTFOLIO PROFILE — August 31, 2011 (Unaudited)

Industry Allocation*

U.S. Government Agencies	53.4%
Repurchase Agreements	15.6
Commercial Banks	11.8
U.S. Government Treasuries	5.8
Finance — Investment Banker/Broker	5.4
Diversified Banking Institution	5.0
Diversified Financial Services	1.7
Super — Regional Banks	1.7

100.4%

Weighted Average Days to Maturity	50.6

Credit Quality@#

A-1	100.0%

*	Calculated as a percentage of net assets
@	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 84.8%
Certificates of Deposit — 15.3%
Barclays Bank PLC 0.22% due 09/08/11	$3,800,000	$3,800,000
Deutsche Bank AG 0.23% due 11/30/11	3,640,000	3,640,000
Rabobank Nederland NV 0.34% due 09/28/11	3,700,000	3,700,000
Royal Bank of Canada FRS 0.28% due 09/14/11	3,400,000	3,400,000
Royal Bank of Canada FRS 0.29% due 06/18/12	3,750,000	3,750,000
State Street Bank and Trust Co. 0.14% due 09/23/11	3,000,000	3,000,000
Svenska Handelsbanken 0.19% due 09/08/11	3,750,000	3,750,000
UBS AG Stamford CT FRS 0.28% due 09/09/11	4,000,000	4,000,000
UBS AG Stamford CT 0.37% due 03/06/12	3,750,000	3,750,000

Total Certificates of Deposit
(amortized cost $32,790,000)		32,790,000

Commercial Paper — 5.4%
Bear Stearns Cos. LLC FRS 0.44% due 02/01/12	4,000,000	4,003,147
Citigroup Funding, Inc. 0.18% due 09/01/11	3,800,000	3,800,000
Citigroup Funding, Inc. 0.19% due 09/07/11	3,700,000	3,699,883

Total Commercial Paper
(amortized cost $11,503,030)		11,503,030

U.S. Corporate Bonds & Notes — 4.9%
Bank of America NA 0.18% due 09/26/11	3,650,000	3,650,000
General Electric Capital Corp. FRS Senior Notes 0.37% due 04/10/12	3,670,000	3,673,040
General Electric Capital Corp. FRS Senior Notes 0.37% due 04/20/12	150,000	150,020
JPMorgan Chase & Co. FRS Senior Notes 0.39% due 02/22/12	3,000,000	3,001,618

Total U.S. Corporate Bonds & Notes
(amortized cost $10,474,678)		10,474,678

U.S. Government Agencies — 53.4%
Federal Farm Credit Bank
0.01% due 10/19/11	2,500,000	2,499,967
0.10% due 11/10/11	3,650,000	3,649,290
Federal Farm Credit Bank FRS
0.19% due 03/27/12	2,650,000	2,649,850
0.23% due 08/17/12	1,000,000	999,903
Federal Home Loan Bank
0.03% due 09/14/11	4,500,000	4,499,951
0.03% due 10/04/11	2,250,000	2,249,938
0.04% due 09/09/11	2,250,000	2,249,980
0.07% due 10/07/11	8,300,000	8,299,452
0.09% due 09/19/11	2,250,000	2,249,899
0.09% due 10/24/11	2,250,000	2,249,702
0.09% due 11/14/11	1,500,000	1,499,722
0.11% due 02/08/12	3,000,000	2,998,533
0.12% due 02/27/12	3,700,000	3,699,588
0.12% due 03/01/12	1,500,000	1,499,090
0.17% due 01/04/12	2,775,000	2,773,362
0.27% due 09/19/11	1,090,000	1,089,853

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Bank FRS
0.15% due 07/13/12	$3,600,000	$3,599,845
0.16% due 09/15/11	770,000	769,989
0.17% due 09/23/11	3,500,000	3,499,979
0.17% due 02/17/12	3,200,000	3,199,232
0.28% due 01/12/12	6,500,000	6,500,000
0.29% due 01/20/12	3,280,000	3,279,873
0.30% due 12/15/11	3,430,000	3,430,000
Federal Home Loan Mtg. Corp.
0.09% due 09/22/11	3,690,000	3,689,806
0.09% due 10/13/11	2,500,000	2,499,737
0.10% due 01/18/12	2,000,000	1,999,228
0.11% due 12/15/11	1,000,000	999,679
0.11% due 01/31/12	2,500,000	2,498,839
0.14% due 10/17/11	3,840,000	3,839,313
0.15% due 02/15/12	4,500,000	4,496,869
0.16% due 04/27/12	2,160,000	2,157,706
0.20% due 12/07/11	700,000	699,623
0.20% due 12/14/11	1,000,000	999,422
0.21% due 12/06/11	2,250,000	2,248,740
Federal Home Loan Mtg. Corp. FRS
0.17% due 08/10/12	3,510,000	3,509,173
Federal National Mtg. Assoc.
0.08% due 01/04/12	3,500,000	3,498,845
0.11% due 11/14/11	1,450,000	1,449,672
0.12% due 09/01/11	2,000,000	2,000,000
0.14% due 02/17/12	4,000,000	3,997,371
0.15% due 01/17/12	1,440,000	1,439,172
0.16% due 01/03/12	3,100,000	3,098,292

Total U.S. Government Agencies
(amortized cost $114,558,485)		114,558,485

U.S. Government Treasuries — 5.8%
United States Treasury Bills
0.10% due 12/22/11	2,180,000	2,179,356
0.10% due 09/01/11	5,000,000	5,000,000
0.23% due 09/22/11	2,650,000	2,649,652
0.24% due 09/22/11	1,250,000	1,249,824
United States Treasury Notes
1.88% due 06/15/12	1,460,000	1,478,904

Total U.S. Government Treasuries
(amortized cost $12,557,736)		12,557,736

Total Short-Term Investment Securities — 84.8%
(amortized cost $181,883,929)		181,883,929

REPURCHASE AGREEMENT — 15.6%
UBS Securities LLC Joint Repurchase Agreement(1) (cost $33,458,000)	33,458,000	33,458,000

TOTAL INVESTMENTS
(amortized cost $215,341,929)(2)	100.4%	215,341,929
Liabilities in excess of other assets	(0.4)	(934,990)

NET ASSETS —	100.0%	$214,406,939

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$32,790,000	$—	$32,790,000
Commercial Paper	—	11,503,030	—	11,503,030
Corporate Bonds & Notes	—	10,474,678	—	10,474,678
U.S. Government Agencies	—	114,558,485	—	114,558,485
U.S. Government Treasuries	—	12,557,736	—	12,557,736
Repurchase Agreement	—	33,458,000	—	33,458,000

Total	$—	$215,341,929	$—	$215,341,929

See Notes to Financial Statements

VALIC Company II Small Cap Growth Fund

PORTFOLIO PROFILE — August 31, 2011 (Unaudited)

Industry Allocation*

Medical — Biomedical/Gene	3.4%
Enterprise Software/Service	3.3
Applications Software	2.9
Investment Management/Advisor Services	2.6
Machinery — General Industrial	2.5
Medical — HMO	2.4
Rental Auto/Equipment	2.3
Medical Products	2.2
Electronic Components — Semiconductors	2.1
Computer Software	2.1
Transport — Truck	2.1
Oil — Field Services	2.1
Theaters	2.1
Oil Companies — Exploration & Production	2.1
Patient Monitoring Equipment	1.9
Retail — Apparel/Shoe	1.9
Real Estate Investment Trusts	1.8
Retail — Restaurants	1.8
Schools	1.7
Building & Construction Products — Misc.	1.7
Medical — Drugs	1.7
Aerospace/Defense — Equipment	1.7
Footwear & Related Apparel	1.5
Medical Instruments	1.5
Internet Application Software	1.4
Recreational Centers	1.4
Auto/Truck Parts & Equipment — Original	1.3
Communications Software	1.3
Oil Field Machinery & Equipment	1.2
Internet Security	1.2
Retail — Automobile	1.2
Retirement/Aged Care	1.2
Lighting Products & Systems	1.2
Hotels/Motels	1.2
Banks — Commercial	1.1
Food — Retail	1.0
Semiconductor Components — Integrated Circuits	1.0
Batteries/Battery Systems	1.0
Investment Companies	1.0
Apparel Manufacturers	1.0
Wire & Cable Products	1.0
Satellite Telecom	1.0
Diversified Manufacturing Operations	0.9
Resorts/Theme Parks	0.9
Internet Incubators	0.9
Internet Infrastructure Software	0.9
Finance — Investment Banker/Broker	0.9
Wireless Equipment	0.8
Engineering/R&D Services	0.8
Internet Connectivity Services	0.8
Lasers — System/Components	0.8
Networking Products	0.8
Chemicals — Diversified	0.8
Web Hosting/Design	0.8
Commercial Services	0.8
Distribution/Wholesale	0.7
Therapeutics	0.7
Casino Hotels	0.7
Virtual Reality Products	0.7
Instruments — Scientific	0.7
Seismic Data Collection	0.7
E-Marketing/Info	0.7
Commercial Services — Finance	0.7
Computers — Memory Devices	0.6
Metal Processors & Fabrication	0.6
Consulting Services	0.6
E-Commerce/Services	0.6
Internet Telephone	0.6
Power Converter/Supply Equipment	0.6

MRI/Medical Diagnostic Imaging	0.6%
Computer Data Security	0.6
Research & Development	0.5
Time Deposits	0.5
Medical — Generic Drugs	0.5
Auction Houses/Art Dealers	0.5
Electronic Components — Misc.	0.5
Machinery — Pumps	0.5
Computers — Integrated Systems	0.5
Auto — Cars/Light Trucks	0.5
Retail — Building Products	0.4
Drug Delivery Systems	0.4
Audio/Video Products	0.2
Medical Imaging Systems	0.1

98.5%

*	Calculated as a percentage of net assets

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.0%
Aerospace/Defense - Equipment — 1.7%
HEICO Corp.	23,975	$1,307,117

Apparel Manufacturers — 1.0%
Oxford Industries, Inc.	22,060	790,189

Applications Software — 2.9%
NetSuite, Inc.†	26,060	837,829
Nuance Communications, Inc.†	35,190	653,126
RealPage, Inc.†	37,280	776,170

		2,267,125

Auction House/Art Dealers — 0.5%
Sotheby’s	10,890	405,217

Audio/Video Products — 0.2%
Skullcandy, Inc.†	8,300	137,282

Auto - Cars/Light Trucks — 0.5%
Tesla Motors, Inc.†	14,300	353,782

Auto/Truck Parts & Equipment - Original — 1.3%
Tenneco, Inc.†	16,400	538,084
Titan International, Inc.	24,000	516,000

		1,054,084

Banks - Commercial — 1.1%
City National Corp.	9,700	435,433
Signature Bank†	7,300	405,953

		841,386

Batteries/Battery Systems — 1.0%
EnerSys†	35,290	792,966

Building & Construction Products - Misc. — 1.7%
Simpson Manufacturing Co., Inc.	27,070	769,600
Trex Co., Inc.†	30,700	559,968

		1,329,568

Casino Hotels — 0.7%
Boyd Gaming Corp.†	91,770	573,563

Chemicals - Diversified — 0.8%
Innospec, Inc.†	22,790	616,470

Commercial Services — 0.8%
ServiceSource International, Inc.†	32,600	589,082

Commercial Services - Finance — 0.7%
Morningstar, Inc.	8,590	512,479

Communications Software — 1.3%
SolarWinds, Inc.†	41,720	1,033,404

Computer Data Security — 0.6%
Fortinet, Inc.†	23,260	444,964

Computer Software — 2.1%
Cornerstone OnDemand, Inc.†	32,800	509,056
DynaVox, Inc., Class A†	87,500	590,625
Envestnet, Inc.†	49,150	580,953

		1,680,634

Computers - Integrated Systems — 0.5%
Riverbed Technology, Inc.†	15,230	377,399

Computers - Memory Devices — 0.6%
Fusion-io, Inc.†	19,850	497,044

Consulting Services — 0.6%
Corporate Executive Board Co.	14,980	493,142

Distribution/Wholesale — 0.7%
Watsco, Inc.	9,700	578,605

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 0.9%
Carlisle Cos., Inc.	18,790	$736,756

Drug Delivery Systems — 0.4%
Nektar Therapeutics†	49,000	280,525

E-Commerce/Services — 0.6%
OpenTable, Inc.†	7,700	469,623

E-Marketing/Info — 0.7%
ReachLocal, Inc.†	36,000	523,800

Electronic Components - Misc. — 0.5%
Gentex Corp.	15,170	393,586

Electronic Components - Semiconductors — 2.1%
Cavium, Inc.†	19,520	628,349
Inphi Corp.†	38,230	307,369
Mellanox Technologies, Ltd.†	25,510	751,269

		1,686,987

Engineering/R&D Services — 0.8%
Mistras Group, Inc.†	32,700	660,540

Enterprise Software/Service — 3.3%
Concur Technologies, Inc.†	14,100	589,662
Omnicell, Inc.†	73,160	1,144,223
Taleo Corp., Class A†	34,440	888,896

		2,622,781

Finance - Investment Banker/Broker — 0.9%
Greenhill & Co., Inc.	9,900	351,747
Stifel Financial Corp.†	10,900	327,872

		679,619

Food - Retail — 1.0%
Fresh Market, Inc.†	21,000	810,810

Footwear & Related Apparel — 1.5%
CROCS, Inc.†	10,900	298,224
Deckers Outdoor Corp.†	10,340	919,846

		1,218,070

Hotels/Motels — 1.2%
Gaylord Entertainment Co.†	7,250	182,265
Morgans Hotel Group Co.†	105,630	725,678

		907,943

Instruments - Scientific — 0.7%
Fluidigm Corp.†	40,100	540,949

Internet Application Software — 1.4%
DealerTrack Holdings, Inc.†	41,340	773,885
IntraLinks Holdings, Inc.†	35,340	331,136

		1,105,021

Internet Connectivity Services — 0.8%
Boingo Wireless, Inc.†	74,800	654,500

Internet Incubators — 0.9%
HomeAway, Inc.†	16,500	690,360

Internet Infrastructure Software — 0.9%
TIBCO Software, Inc.†	30,710	687,290

Internet Security — 1.2%
Sourcefire, Inc.†	35,320	975,538

Internet Telephone — 0.6%
BroadSoft, Inc.†	15,500	468,875

Investment Companies — 1.0%
PennantPark Investment Corp.	77,207	790,600

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Investment Management/Advisor Services — 2.6%
Affiliated Managers Group, Inc.†	8,330	$726,043
Cohen & Steers, Inc.	17,200	665,296
Financial Engines, Inc.†	31,200	695,136

		2,086,475

Lasers - System/Components — 0.8%
Cymer, Inc.†	15,900	643,314

Lighting Products & Systems — 1.2%
Acuity Brands, Inc.	20,290	934,152

Machinery - General Industrial — 2.5%
Middleby Corp.†	12,800	1,031,232
Wabtec Corp.	16,000	974,240

		2,005,472

Machinery - Pumps — 0.5%
Graco, Inc.	9,900	390,852

Medical Imaging Systems — 0.1%
MELA Sciences, Inc.†	43,300	95,260

Medical Instruments — 1.5%
Bruker Corp.†	48,420	689,017
Thoratec Corp.†	15,190	520,409

		1,209,426

Medical Products — 2.2%
Syneron Medical, Ltd.†	78,440	818,129
Tornier BV†	39,500	923,905

		1,742,034

Medical - Biomedical/Gene — 3.4%
Acorda Therapeutics, Inc.†	15,800	411,590
Aegerion Pharmaceuticals, Inc.†	27,500	399,300
Ariad Pharmaceuticals, Inc.†	46,420	456,773
Cubist Pharmaceuticals, Inc.†	24,430	847,476
Halozyme Therapeutics, Inc.†	79,730	542,164

		2,657,303

Medical - Drugs — 1.7%
Idenix Pharmaceuticals, Inc.†	50,300	292,243
Sagent Pharmaceuticals, Inc.†	27,780	638,662
Viropharma, Inc.†	19,170	379,758

		1,310,663

Medical - Generic Drugs — 0.5%
Impax Laboratories, Inc.†	20,650	406,186

Medical - HMO — 2.4%
Health Net, Inc.†	27,400	676,506
Healthspring, Inc.†	31,160	1,216,486

		1,892,992

Metal Processors & Fabrication — 0.6%
Commercial Metals Co.	42,180	495,615

MRI/Medical Diagnostic Imaging — 0.6%
Imris, Inc.†	108,530	465,594

Networking Products — 0.8%
LogMeIn, Inc.†	19,800	618,750

Oil Companies-Exploration & Production — 2.1%
Lone Pine Resources, Inc.†	50,200	488,446
Magnum Hunter Resources Corp.†	121,500	545,535
Petroleum Development Corp.†	25,510	607,393

		1,641,374

Security Description	Shares	Value (Note 2)

Oil Field Machinery & Equipment — 1.2%
Dril-Quip, Inc.†	15,090	$976,323

Oil - Field Services — 2.1%
CARBO Ceramics, Inc.	4,600	736,690
Superior Energy Services, Inc.†	26,500	935,980

		1,672,670

Patient Monitoring Equipment — 1.9%
Insulet Corp.†	53,790	940,249
Masimo Corp.	22,845	563,586

		1,503,835

Power Converter/Supply Equipment — 0.6%
Generac Holdings, Inc.†	22,700	467,847

Real Estate Investment Trusts — 1.8%
BRE Properties, Inc.	9,500	477,470
Douglas Emmett, Inc.	23,500	423,940
Home Properties, Inc.	7,600	508,212

		1,409,622

Recreational Centers — 1.4%
Life Time Fitness, Inc.†	28,400	1,088,856

Rental Auto/Equipment — 2.3%
Avis Budget Group, Inc.†	70,100	921,815
Zipcar, Inc.†	41,500	872,745

		1,794,560

Research & Development — 0.5%
AVEO Pharmaceuticals, Inc.†	24,580	417,368

Resort/Theme Parks — 0.9%
Vail Resorts, Inc.	17,400	703,482

Retail - Apparel/Shoe — 1.9%
Francesca’s Holdings Corp.†	17,500	401,275
Vera Bradley, Inc.†	31,050	1,089,855

		1,491,130

Retail - Automobile — 1.2%
Rush Enterprises, Inc., Class A†	52,600	967,840

Retail - Building Products — 0.4%
Lumber Liquidators Holdings, Inc.†	18,900	286,146

Retail - Restaurants — 1.8%
BJ’s Restaurants, Inc.†	14,040	648,227
Bravo Brio Restaurant Group, Inc.†	35,910	745,132

		1,393,359

Retirement/Aged Care — 1.2%
Emeritus Corp.†	53,730	939,738

Satellite Telecom — 1.0%
DigitalGlobe, Inc.†	33,480	758,657

Schools — 1.7%
American Public Education, Inc.†	23,870	983,921
Strayer Education, Inc.	3,700	350,205

		1,334,126

Seismic Data Collection — 0.7%
Global Geophysical Services, Inc.†	43,630	526,614

Semiconductor Components-Integrated Circuits — 1.0%
Hittite Microwave Corp.†	14,640	795,245

Theaters — 2.1%
National CineMedia, Inc.	67,390	954,916
Regal Entertainment Group, Class A	53,860	703,950

		1,658,866

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Therapeutics — 0.7%
Onyx Pharmaceuticals, Inc.†	16,930	$576,128

Transport - Truck — 2.1%
Marten Transport, Ltd.	36,300	667,194
Old Dominion Freight Line, Inc.†	31,355	1,007,123

		1,674,317

Virtual Reality Products — 0.7%
RealD, Inc.†	40,620	570,711

Web Hosting/Design — 0.8%
Rackspace Hosting, Inc.†	16,740	612,014

Wire & Cable Products — 1.0%
General Cable Corp.†	25,230	760,685

Wireless Equipment — 0.8%
Aruba Networks, Inc.†	30,990	661,017

Total Long-Term Investment Securities
(cost $77,295,095)		77,216,293

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Time Deposits — 0.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/11 (cost $408,000)	$408,000	408,000

TOTAL INVESTMENTS
(cost $77,703,095) (1)	98.5%	77,624,293
Other assets less liabilities	1.5	1,214,941

NET ASSETS —	100.0%	$78,839,234

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$77,216,293	$—	$—	$77,216,293
Short-Term Investment Securities:
Time Deposits	—	408,000	—	408,000

Total	$77,216,293	$408,000	$—	$77,624,293

See Notes to Financial Statements

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — August 31, 2011 (Unaudited)

Industry Allocation*

Banks — Commercial	8.7%
Real Estate Investment Trusts	6.7
Electronic Components — Misc.	4.4
Telecom Services	3.4
Transport — Marine	3.2
Electric — Integrated	2.7
Medical — Biomedical/Gene	2.4
Food — Misc.	2.2
Repurchase Agreements	2.0
Apparel Manufacturers	1.8
Semiconductor Equipment	1.8
Human Resources	1.7
Oil Companies — Exploration & Production	1.6
Finance — Investment Banker/Broker	1.6
Gas — Distribution	1.6
Gold Mining	1.5
Retail — Office Supplies	1.5
Retail — Apparel/Shoe	1.5
Transport — Truck	1.4
Building & Construction — Misc.	1.4
Machinery — General Industrial	1.2
Oil Field Machinery & Equipment	1.2
Insurance — Life/Health	1.2
Distribution/Wholesale	1.1
Consumer Products — Misc.	1.1
Electronic Components — Semiconductors	1.0
Diversified Manufacturing Operations	1.0
Oil — Field Services	1.0
Retail — Restaurants	1.0
Investment Companies	1.0
Investment Management/Advisor Services	1.0
Auction Houses/Art Dealers	0.9
Telecommunication Equipment	0.9
Savings & Loans/Thrifts	0.9
Insurance — Property/Casualty	0.9
Theaters	0.8
Food — Retail	0.8
Computers — Periphery Equipment	0.8
Medical Labs & Testing Services	0.8
Paper & Related Products	0.8
Footwear & Related Apparel	0.7
Steel — Producers	0.7
Time Deposits	0.7
Oil & Gas Drilling	0.7
Medical Sterilization Products	0.6
Web Portals/ISP	0.6
Data Processing/Management	0.6
Medical — HMO	0.6
Insurance — Multi-line	0.6
Coal	0.5
Beverages — Non-alcoholic	0.5
Metal Processors & Fabrication	0.5
Internet Content — Information/News	0.5
Commercial Services — Finance	0.5
Building — Mobile Home/Manufactured Housing	0.5
Finance — Consumer Loans	0.5
Chemicals — Diversified	0.4
Building Products — Cement	0.4
Medical — Outpatient/Home Medical	0.4
Retail — Regional Department Stores	0.4
Retail — Jewelry	0.4
Lasers — System/Components	0.4
Home Furnishings	0.4
Airlines	0.4
Internet Application Software	0.4
Computer Software	0.4
Building & Construction Products — Misc.	0.3
Precious Metals	0.3
Diversified Operations/Commercial Services	0.3

Insurance — Reinsurance	0.3%
Food — Canned	0.3
Medical Products	0.3
Television	0.3
Aerospace/Defense	0.3
Telephone — Integrated	0.3
Motion Pictures & Services	0.3
Engineering/R&D Services	0.3
Retail — Drug Store	0.3
Chemicals — Specialty	0.3
Instruments — Controls	0.3
Commercial Services	0.3
Retail — Automobile	0.3
Food — Wholesale/Distribution	0.3
Auto/Truck Parts & Equipment — Original	0.3
Building — Residential/Commercial	0.2
Industrial Automated/Robotic	0.2
Computer Aided Design	0.2
Retail — Appliances	0.2
Rental Auto/Equipment	0.2
Office Furnishings — Original	0.2
Internet Infrastructure Software	0.2
Casino Hotels	0.2
Networking Products	0.2
Medical — Nursing Homes	0.2
Engines — Internal Combustion	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
Toys	0.2
Drug Delivery Systems	0.2
Machinery — Farming	0.2
Transport — Equipment & Leasing	0.2
E-Commerce/Services	0.2
Electronic Parts Distribution	0.1
Silver Mining	0.1
United States Treasury Notes	0.1
Publishing — Books	0.1
Machinery — Material Handling	0.1
Medical — Hospitals	0.1
Consulting Services	0.1
Linen Supply & Related Items	0.1
Aerospace/Defense — Equipment	0.1
Semiconductor Components — Integrated Circuits	0.1
Funeral Services & Related Items	0.1
Advanced Materials	0.1
Chemicals — Plastics	0.1
Energy — Alternate Sources	0.1
Circuit Boards	0.1
Storage/Warehousing	0.1
Schools	0.1
Hazardous Waste Disposal	0.1
Computers — Memory Devices	0.1
Gambling (Non-Hotel)	0.1
Audio/Video Products	0.1
Metal Products — Distribution	0.1
Rubber/Plastic Products	0.1
Multilevel Direct Selling	0.1
Power Converter/Supply Equipment	0.1
Diagnostic Equipment	0.1
Miscellaneous Manufacturing	0.1
Non-Ferrous Metals	0.1
Telecom Equipment — Fiber Optics	0.1
Radio	0.1
Wireless Equipment	0.1
Computer Services	0.1
Water	0.1
Publishing — Newspapers	0.1
Containers — Paper/Plastic	0.1
Transport — Services	0.1
Medical — Drugs	0.1

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — August 31, 2011 (Unaudited) — (continued)

Industry Allocation* (continued)

Hotels/Motels	0.1%
Finance — Auto Loans	0.1
Wire & Cable Products	0.1
Applications Software	0.1
Transport — Air Freight	0.1
Recreational Vehicles	0.1
Enterprise Software/Service	0.1
Office Supplies & Forms	0.1
Financial Guarantee Insurance	0.1

99.2%

*	Calculated as a percentage of net assets

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.4%
Advanced Materials — 0.1%
Ceradyne, Inc.†	15,200	$476,672

Aerospace/Defense — 0.3%
Cubic Corp.	30,918	1,296,392

Aerospace/Defense-Equipment — 0.1%
GenCorp, Inc.†	109,900	489,055

Agricultural Operations — 0.0%
MGP Ingredients, Inc.	11,554	70,826

Airlines — 0.4%
Alaska Air Group, Inc.†	7,100	409,883
Hawaiian Holdings, Inc.†	39,240	164,023
Republic Airways Holdings, Inc.†	68,618	219,578
Skywest, Inc.	52,380	667,845

		1,461,329

Apparel Manufacturers — 1.8%
Carter’s, Inc.†	45,000	1,391,850
Hanesbrands, Inc.†	48,445	1,383,589
Jones Group, Inc.	345,046	4,054,291
Oxford Industries, Inc.	17,800	637,596

		7,467,326

Applications Software — 0.1%
EPIQ Systems, Inc.	16,918	211,813
Tangoe, Inc.†	2,400	26,568

		238,381

Auction Houses/Art Dealers — 0.9%
KAR Auction Services, Inc.†	148,000	2,171,160
Sotheby’s	45,500	1,693,055

		3,864,215

Audio/Video Products — 0.1%
Audiovox Corp., Class A†	23,060	147,815
Skullcandy, Inc.†	13,700	226,598

		374,413

Auto/Truck Parts & Equipment - Original — 0.3%
Meritor, Inc.†	45,978	388,514
Superior Industries International, Inc.	37,300	642,306

		1,030,820

Auto/Truck Parts & Equipment-Replacement — 0.2%
Douglas Dynamics, Inc.	49,500	718,740

Banks - Commercial — 8.7%
1st Source Corp.	15,428	350,987
1st United Bancorp, Inc.†	20,540	109,889
Associated Banc-Corp.	156,500	1,721,500
Bancfirst Corp.	12,640	451,501
Bank of Hawaii Corp.	25,780	1,071,675
Banner Corp.	9,700	149,962
Cathay General Bancorp, Class B	233,110	2,988,470
Centerstate Banks, Inc.	9,400	56,024
Central Pacific Financial Corp.†	10,300	125,557
Century Bancorp, Inc., Class A	1,118	29,862
Chemical Financial Corp.	11,400	197,106
Citizens & Northern Corp.	2,300	37,513
Citizens Republic Bancorp, Inc.†	4,870	38,522
City Holding Co.	27,700	841,249
Community Bank System, Inc.	21,480	537,644
Community Trust Bancorp, Inc.	17,580	443,895
Cullen/Frost Bankers, Inc.	7,120	363,049
CVB Financial Corp.	198,500	1,730,920
East West Bancorp, Inc.	136,909	2,285,011

Security Description	Shares	Value (Note 2)

Banks-Commercial (continued)
Financial Institutions, Inc.	22,100	$348,296
First Busey Corp.	30,780	149,899
First Citizens BancShares, Inc., Class A	1,240	197,160
First Commonwealth Financial Corp.	209,200	941,400
First Community Bancshares, Inc.	6,900	81,972
First Financial Bancorp	40,598	648,350
First Financial Bankshares, Inc.	5,880	174,107
First Interstate BancSystem, Inc.	18,300	223,077
First Merchants Corp.	7,080	53,737
First Midwest Bancorp, Inc.	58,900	517,142
FirstMerit Corp.	62,975	784,668
FNB Corp.	73,540	659,654
Fulton Financial Corp.	439	4,026
Glacier Bancorp, Inc.	139,000	1,599,890
Hancock Holding Co.	64,821	2,024,360
Heartland Financial USA, Inc.	8,640	129,946
Lakeland Bancorp, Inc.	8,817	74,415
Lakeland Financial Corp.	4,380	95,396
MainSource Financial Group, Inc.	46,700	415,163
MB Financial, Inc.	18,920	308,396
Metro Bancorp, Inc.†	9,300	93,372
Nara Bancorp., Inc.†	21,120	149,952
Oriental Financial Group, Inc.	47,400	524,244
PacWest Bancorp	17,000	272,850
S&T Bancorp, Inc.	3,480	64,554
Sierra Bancorp	2,720	28,614
Simmons First National Corp., Class A	15,220	350,364
Southwest Bancorp, Inc.†	31,880	162,588
State Bancorp, Inc.	9,200	106,812
StellarOne Corp.	5,600	65,856
Sterling Bancorp	281,175	2,412,481
Sterling Financial Corp.†	13,800	193,890
Suffolk Bancorp	2,720	22,304
Susquehanna Bancshares, Inc.	61,600	413,336
SVB Financial Group†	37,020	1,705,881
TCF Financial Corp.	69,540	725,998
Tompkins Financial Corp.	6,248	242,735
Trustmark Corp.	22,800	490,200
UMB Financial Corp.	29,560	1,146,337
Umpqua Holdings Corp.	14,900	145,573
United Community Banks, Inc.†	5,048	52,247
Washington Trust Bancorp, Inc.	5,980	129,108
West Bancorporation, Inc.	2,880	25,402
West Coast Bancorp†	7,920	117,216
Westamerica Bancorporation	8,724	369,985
Wilshire Bancorp, Inc.†	65,000	200,200
Zions Bancorporation	110,000	1,918,400

		35,091,889

Beverages - Non-alcoholic — 0.5%
Cott Corp.†	247,600	1,963,468

Broadcast Services/Program — 0.0%
Crown Media Holdings, Inc., Class A†	15,800	20,856
Nexstar Broadcasting Group, Inc., Class A†	7,500	45,750
Outdoor Channel Holdings, Inc.†	17,000	117,130

		183,736

Building & Construction Products - Misc. — 0.3%
Gibraltar Industries, Inc.†	63,880	567,254
Interline Brands, Inc.†	4,400	63,800
NCI Building Systems, Inc.†	1,568	15,163
Quanex Building Products Corp.	51,720	667,705
Trex Co., Inc.†	5,778	105,391

		1,419,313

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Building & Construction - Misc. — 1.4%
MasTec, Inc.†	260,193	$5,776,285

Building Products - Cement — 0.4%
Texas Industries, Inc.	48,500	1,727,085

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	19,200	141,504

Building - Mobile Home/Manufactured Housing — 0.5%
Thor Industries, Inc.	84,000	1,867,320

Building - Residential/Commercial — 0.2%
MDC Holdings, Inc.	52,500	1,026,900

Casino Hotels — 0.2%
Boyd Gaming Corp.†	128,800	805,000

Casino Services — 0.0%
Scientific Games Corp., Class A†	5,500	48,510

Chemicals - Diversified — 0.4%
Georgia Gulf Corp.†	32,300	684,437
Innophos Holdings, Inc.	25,300	1,052,733

		1,737,170

Chemicals - Plastics — 0.1%
PolyOne Corp.	11,520	145,498
Spartech Corp.†	68,240	300,256

		445,754

Chemicals - Specialty — 0.3%
Minerals Technologies, Inc.	19,980	1,159,040

Circuit Boards — 0.1%
Park Electrochemical Corp.	17,040	421,740

Coal — 0.5%
Cloud Peak Energy, Inc.†	15,400	308,000
James River Coal Co.†	165,100	1,786,382

		2,094,382

Coffee — 0.0%
Farmer Brothers Co.	3,800	21,546

Commercial Services — 0.3%
Convergys Corp.†	28,700	305,655
PHH Corp.†	35,580	674,953
ServiceSource International, Inc.†	7,100	128,297

		1,108,905

Commercial Services - Finance — 0.5%
Advance America Cash Advance Centers, Inc.	35,540	297,114
DFC Global Corp.†	50,257	1,109,172
Euronet Worldwide, Inc.†	19,200	312,384
Global Cash Access Holdings, Inc.†	49,620	148,860

		1,867,530

Computer Aided Design — 0.2%
Aspen Technology, Inc.†	58,058	974,794

Computer Services — 0.1%
Ciber, Inc.†	29,060	95,317
Stream Global Services, Inc.†	10,100	27,674
Unisys Corp.†	9,846	173,191

		296,182

Computer Software — 0.4%
Avid Technology, Inc.†	147,100	1,447,464

Computers - Integrated Systems — 0.0%
Agilysys, Inc.†	15,400	139,370

Security Description	Shares	Value (Note 2)

Computers - Memory Devices — 0.1%
Fusion-io, Inc.†	10,600	$265,424
Imation Corp.†	16,800	116,592

		382,016

Computers - Periphery Equipment — 0.8%
Electronics for Imaging, Inc.†	227,420	3,231,638

Consulting Services — 0.1%
FTI Consulting, Inc.†	1,400	50,932
ICF International, Inc.†	14,400	326,448
Zillow, Inc.†	4,200	156,156

		533,536

Consumer Products - Misc. — 1.1%
American Greetings Corp., Class A	29,220	620,048
Blyth, Inc.	20,292	1,155,021
Central Garden and Pet Co., Class A†	158,360	1,246,293
CSS Industries, Inc.	3,500	62,125
Helen of Troy, Ltd.†	23,220	697,065
Prestige Brands Holdings, Inc.†	55,740	600,320

		4,380,872

Containers - Paper/Plastic — 0.1%
Graphic Packaging Holding Co.†	64,500	271,545

Data Processing/Management — 0.6%
CSG Systems International, Inc.†	48,042	641,841
Fair Isaac Corp.	16,920	432,306
Schawk, Inc.	99,600	1,212,132

		2,286,279

Diagnostic Equipment — 0.1%
Affymetrix, Inc.†	62,880	352,128

Distribution/Wholesale — 1.1%
Beacon Roofing Supply, Inc.†	19,500	361,920
School Specialty, Inc.†	212,400	2,019,924
United Stationers, Inc.	68,400	2,157,336

		4,539,180

Diversified Manufacturing Operations — 1.0%
Federal Signal Corp.	15,848	86,372
Leggett & Platt, Inc.	45,598	1,011,820
Standex International Corp.	14,600	424,860
Tredegar Corp.	38,160	638,798
Trinity Industries, Inc.	73,500	2,025,660

		4,187,510

Diversified Operations/Commercial Services — 0.3%
Chemed Corp.	23,500	1,364,175

Drug Delivery Systems — 0.2%
Alkermes, Inc.†	38,900	674,526

E-Commerce/Services — 0.2%
Orbitz Worldwide, Inc.†	100,400	255,016
United Online, Inc.	69,758	378,088

		633,104

Educational Software — 0.0%
Renaissance Learning, Inc.	9,500	147,820

Electric-Integrated — 2.7%
Avista Corp.	56,080	1,423,311
Black Hills Corp.	10,740	328,644
El Paso Electric Co.	48,300	1,670,697
NorthWestern Corp.	46,018	1,560,470
Pike Electric Corp.†	224,400	1,893,936
Portland General Electric Co.	57,400	1,384,488
Unisource Energy Corp.	16,540	626,204

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electric-Integrated (continued)
Westar Energy, Inc.	70,500	$1,878,825

		10,766,575

Electronic Components - Misc. — 4.4%
Bel Fuse, Inc., Class B	5,200	90,168
CTS Corp.	18,340	176,064
Jabil Circuit, Inc.	139,500	2,350,575
Methode Electronics, Inc.	26,980	263,595
Vishay Intertechnology, Inc.†	147,700	1,683,780
Zagg, Inc.†	894,430	13,443,283

		18,007,465

Electronic Components-Semiconductors — 1.0%
DSP Group, Inc.†	17,880	115,684
IXYS Corp.†	10,800	129,600
Lattice Semiconductor Corp.†	50,080	281,950
Microsemi Corp.†	11,000	170,830
MIPS Technologies, Inc.†	16,380	91,728
OmniVision Technologies, Inc.†	89,800	1,652,320
Semtech Corp.†	76,500	1,631,745
Supertex, Inc.†	7,300	142,423

		4,216,280

Electronic Parts Distribution — 0.1%
Tech Data Corp.†	12,918	608,179

Energy - Alternate Sources — 0.1%
Headwaters, Inc.†	8,820	18,963
KiOR, Inc., Class A†	25,200	347,760
Solazyme, Inc.†	4,200	58,842

		425,565

Engineering/R&D Services — 0.3%
Argan, Inc.†	4,211	43,668
EMCOR Group, Inc.†	49,698	1,138,581

		1,182,249

Engines - Internal Combustion — 0.2%
Briggs & Stratton Corp.	46,200	746,130

Enterprise Software/Service — 0.1%
MicroStrategy, Inc., Class A†	1,840	226,099

Entertainment Software — 0.0%
THQ, Inc.†	11,400	22,230

Finance - Auto Loans — 0.1%
Credit Acceptance Corp.†	3,530	244,064

Finance - Consumer Loans — 0.5%
Ocwen Financial Corp.†	24,440	337,272
World Acceptance Corp.†	23,158	1,508,744

		1,846,016

Finance - Investment Banker/Broker — 1.6%
Interactive Brokers Group, Inc., Class A	89,000	1,335,890
Investment Technology Group, Inc.†	51,500	586,070
Knight Capital Group, Inc., Class A†	171,444	2,213,342
Oppenheimer Holdings, Inc., Class A	9,000	178,650
Piper Jaffray Cos.†	7,860	187,304
Stifel Financial Corp.†	62,500	1,880,000

		6,381,256

Finance - Mortgage Loan/Banker — 0.0%
Doral Financial Corp.†	26,600	43,358

Finance - Other Services — 0.0%
Imperial Holdings, Inc.†	9,800	72,716

Security Description	Shares	Value (Note 2)

Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†	73,100	$190,060
PMI Group, Inc.†	75,920	19,739

		209,799

Food - Canned — 0.3%
TreeHouse Foods, Inc.†	24,700	1,353,066

Food - Misc. — 2.2%
B&G Foods, Inc.	213,504	3,887,908
J&J Snack Foods Corp.	25,000	1,265,250
M&F Worldwide Corp.†	3,580	78,402
RalCorp Holdings, Inc.†	42,500	3,679,225

		8,910,785

Food - Retail — 0.8%
Fresh Market, Inc.†	14,900	575,289
Winn-Dixie Stores, Inc.†	357,700	2,757,867

		3,333,156

Food - Wholesale/Distribution — 0.3%
Chefs’ Warehouse Holdings LLC†	38,100	552,450
Nash Finch Co.	2,320	73,776
Spartan Stores, Inc.	26,100	421,254

		1,047,480

Footwear & Related Apparel — 0.7%
Deckers Outdoor Corp.†	32,289	2,872,430

Funeral Services & Related Items — 0.1%
Stewart Enterprises, Inc., Class A	80,420	487,345

Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	57,980	379,189

Gas - Distribution — 1.6%
Laclede Group, Inc.	41,900	1,663,430
New Jersey Resources Corp.	3,760	177,133
Nicor, Inc.	33,260	1,849,256
Piedmont Natural Gas Co., Inc.	7,460	230,514
South Jersey Industries, Inc.	27,791	1,432,070
Southwest Gas Corp.	24,440	904,769
UGI Corp.	1,680	49,997

		6,307,169

Gold Mining — 1.5%
Midway Gold Corp.†	751,497	1,998,982
US Gold Corp.†	674,022	4,172,196

		6,171,178

Hazardous Waste Disposal — 0.1%
EnergySolutions, Inc.	109,300	385,829

Home Furnishings — 0.4%
Ethan Allen Interiors, Inc.	72,000	1,237,680
La-Z-Boy, Inc.†	35,800	315,040

		1,552,720

Hotel/Motels — 0.1%
Wyndham Worldwide Corp.	7,800	253,344

Housewares — 0.0%
Lifetime Brands, Inc.	3,900	41,340

Human Resources — 1.7%
AMN Healthcare Services, Inc.†	228,800	1,260,688
Barrett Business Services, Inc.	3,600	51,516
Cross Country Healthcare, Inc.†	69,748	343,858
Korn/Ferry International†	65,500	1,065,030
Resources Connection, Inc.	234,700	2,454,962
TrueBlue, Inc.†	119,392	1,677,457

		6,853,511

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Industrial Automated/Robotic — 0.2%
Cognex Corp.	25,140	$804,480
Hurco Cos., Inc.†	7,044	193,569

		998,049

Instruments - Controls — 0.3%
Watts Water Technologies, Inc., Class A	39,860	1,128,835

Insurance - Life/Health — 1.2%
American Equity Investment Life Holding Co.	108,298	1,093,810
CNO Financial Group, Inc.†	66,820	429,652
Delphi Financial Group, Inc., Class A	30,816	745,131
FBL Financial Group, Inc., Class A	3,706	108,104
StanCorp Financial Group, Inc.	67,958	2,076,117
Symetra Financial Corp.	16,557	177,491
Universal American Corp.	9,400	103,306

		4,733,611

Insurance - Multi-line — 0.6%
Horace Mann Educators Corp.	169,180	2,253,478

Insurance - Property/Casualty — 0.9%
American Safety Insurance Holdings, Ltd.†	2,354	44,632
Arch Capital Group, Ltd.†	16,600	559,088
Hallmark Financial Services, Inc.†	11,800	81,892
Harleysville Group, Inc.	22,060	632,460
Meadowbrook Insurance Group, Inc.	16,480	154,582
ProAssurance Corp.†	9,440	684,967
Selective Insurance Group, Inc.	87,018	1,323,544

		3,481,165

Insurance - Reinsurance — 0.3%
Axis Capital Holdings, Ltd.	10,440	299,210
Platinum Underwriters Holdings, Ltd.	33,600	1,058,400

		1,357,610

Internet Application Software — 0.4%
DealerTrack Holdings, Inc.†	73,200	1,370,304
S1 Corp.†	8,420	77,380

		1,447,684

Internet Connectivity Services — 0.0%
Boingo Wireless, Inc.†	9,300	81,375

Internet Content - Information/News — 0.5%
WebMD Health Corp.†	53,000	1,873,020

Internet Infrastructure Software — 0.2%
Responsys, Inc.†	6,200	90,272
TIBCO Software, Inc.†	32,940	737,197

		827,469

Investment Companies — 1.0%
Fifth Street Finance Corp.	347,532	3,444,042
Gladstone Capital Corp.	14,540	117,629
Gladstone Investment Corp.	13,000	88,790
MCG Capital Corp.	58,040	275,109
NGP Capital Resources Co.	16,501	117,322

		4,042,892

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	6,320	550,851
GAMCO Investors, Inc., Class A	5,700	278,274
Janus Capital Group, Inc.	229,360	1,674,328
U.S. Global Investors, Inc., Class A	218,498	1,514,191

		4,017,644

Security Description	Shares	Value (Note 2)

Lasers - System/Components — 0.4%
Coherent, Inc.†	31,840	$1,407,646
Newport Corp.†	13,322	172,387

		1,580,033

Leisure Products — 0.0%
Brunswick Corp.	8,400	133,476

Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	17,760	501,187

Machinery - Farming — 0.2%
AGCO Corp.†	15,360	658,022

Machinery - General Industrial — 1.2%
Applied Industrial Technologies, Inc.	40,300	1,233,986
Flow International Corp.†	620,100	1,581,255
Kadant, Inc.†	10,100	235,330
Wabtec Corp.	28,500	1,735,365

		4,785,936

Machinery - Material Handling — 0.1%
Cascade Corp.	3,140	134,235
NACCO Industries, Inc., Class A	5,580	428,042

		562,277

Machinery - Pumps — 0.0%
Tecumseh Products Co., Class A†	3,880	30,962

Medical Information Systems — 0.0%
ePocrates, Inc.†	2,900	30,827

Medical Labs & Testing Services — 0.8%
Covance, Inc.†	63,500	3,147,060

Medical Laser Systems — 0.0%
LCA - Vision, Inc.†	25,800	73,014

Medical Products — 0.3%
Greatbatch, Inc.†	60,400	1,349,940

Medical Sterilization Products — 0.6%
STERIS Corp.	78,000	2,510,040

Medical - Biomedical/Gene — 2.4%
Bio-Rad Laboratories, Inc., Class A†	18,210	1,827,191
Charles River Laboratories International, Inc.†	65,500	2,169,360
Exelixis, Inc.†	56,400	421,872
Incyte Corp., Ltd.†	222,749	3,579,577
InterMune, Inc.†	14,200	381,980
Lexicon Pharmaceuticals, Inc.†	271,700	369,512
Medicines Co.†	51,500	750,870
Pacific Biosciences of California, Inc.†	8,800	62,304

		9,562,666

Medical - Drugs — 0.1%
Achillion Pharmaceuticals, Inc.†	17,700	108,855
Sagent Pharmaceuticals, Inc.†	6,600	151,734

		260,589

Medical - HMO — 0.6%
Magellan Health Services, Inc.†	41,642	2,076,687
WellCare Health Plans, Inc.†	4,000	183,320

		2,260,007

Medical - Hospitals — 0.1%
Vanguard Health Systems, Inc.†	42,000	543,480

Medical - Nursing Homes — 0.2%
Skilled Healthcare Group, Inc. Class A†	138,700	753,141

Medical - Outpatient/Home Medical — 0.4%
Amedisys, Inc.†	101,000	1,713,970

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Metal Processors & Fabrication — 0.5%
LB Foster Co., Class A	4,900	$120,050
Mueller Industries, Inc.	11,260	530,796
Worthington Industries, Inc.	75,640	1,229,150

		1,879,996

Metal Products - Distribution — 0.1%
A.M. Castle & Co.†	30,300	367,842

Metal - Aluminum — 0.0%
Noranda Aluminium Holding Corp.†	8,900	101,193

Miscellaneous Manufacturing — 0.1%
American Railcar Industries, Inc.†	19,100	349,721

Motion Pictures & Services — 0.3%
DreamWorks Animation SKG, Inc., Class A†	57,000	1,203,840

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	8,540	361,157

Multimedia — 0.0%
Demand Media, Inc.†	4,500	38,925
Journal Communications, Inc., Class A†	29,080	107,305

		146,230

Networking Products — 0.2%
Anixter International, Inc.	5,600	330,456
Black Box Corp.	17,480	432,106

		762,562

Non - Ferrous Metals — 0.1%
Uranerz Energy Corp.†	139,558	332,148

Office Furnishings - Original — 0.2%
HNI Corp.	19,120	394,254
Knoll, Inc.	8,860	140,165
Steelcase, Inc., Class A	40,938	338,967

		873,386

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	31,320	213,602

Oil & Gas Drilling — 0.7%
Hercules Offshore, Inc.†	560,114	2,363,681
Pioneer Drilling Co.†	25,840	326,618

		2,690,299

Oil Companies - Exploration & Production — 1.6%
Energy Partners, Ltd.†	53,800	716,616
Gastar Exploration, Ltd.†	546,448	2,267,759
Oasis Petroleum, Inc.†	31,000	819,020
Panhandle Oil and Gas, Inc., Class A	1,822	51,727
Petroquest Energy, Inc.†	118,400	899,840
Stone Energy Corp.†	26,920	710,957
W&T Offshore, Inc.	44,900	948,288

		6,414,207

Oil Field Machinery & Equipment — 1.2%
Complete Production Services, Inc.†	88,300	2,565,998
Dril - Quip, Inc.†	31,000	2,005,700
Gulf Island Fabrication, Inc.	7,000	172,200

		4,743,898

Oil Refining & Marketing — 0.0%
Alon USA Energy, Inc.	7,800	72,462

Oil - Field Services — 1.0%
C&J Energy Services, Inc.†	9,200	240,488
Cal Dive International, Inc.†	140,860	409,902
Helix Energy Solutions Group, Inc.†	7,440	125,662

Security Description	Shares	Value (Note 2)

Oil - Field Services (continued)
Oceaneering International, Inc.	44,000	$1,878,360
Tesco Corp.†	14,500	242,150
Tetra Technologies, Inc.†	124,400	1,275,100

		4,171,662

Paper & Related Products — 0.8%
Buckeye Technologies, Inc.	10,978	298,492
Domtar Corp.	5,720	459,430
Neenah Paper, Inc.	25,440	444,691
P.H. Glatfelter Co.	132,800	1,907,008

		3,109,621

Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	8,100	160,866

Power Converter/Supply Equipment — 0.1%
Powell Industries, Inc.†	2,811	105,188
Power-One, Inc.†	33,200	250,992

		356,180

Precious Metals — 0.3%
Coeur d’Alene Mines Corp.†	49,300	1,402,585

Printing - Commercial — 0.0%
American Reprographics Co.†	19,200	75,072

Publishing - Books — 0.1%
Cambium Learning Group, Inc.†	5,400	16,146
Scholastic Corp.	19,900	552,424

		568,570

Publishing - Newspapers — 0.1%
McClatchy Co., Class A†	162,300	275,910

Publishing - Periodicals — 0.0%
Value Line, Inc.	1,200	14,652

Radio — 0.1%
Entercom Communications Corp., Class A†	48,940	299,023

Real Estate Investment Trusts — 6.7%
Anworth Mortgage Asset Corp.	262,740	1,889,101
Apartment Investment & Management Co., Class A	31,879	847,025
Ashford Hospitality Trust, Inc.	106,580	863,298
Brandywine Realty Trust	5,956	59,203
Capstead Mortgage Corp.	151,800	2,020,458
CBL & Associates Properties, Inc.	101,240	1,489,240
Colonial Properties Trust	6,493	136,483
DCT Industrial Trust, Inc.	310,240	1,399,182
DiamondRock Hospitality Co.	51,734	400,421
EastGroup Properties, Inc.	4,060	164,065
Education Realty Trust, Inc.	96,018	864,162
Equity Lifestyle Properties, Inc.	19,500	1,343,940
Extra Space Storage, Inc.	122,900	2,642,350
FelCor Lodging Trust, Inc.†	56,700	194,481
First Industrial Realty Trust, Inc.†	20,418	192,746
Getty Realty Corp.	13,400	254,734
Home Properties, Inc.	64,000	4,279,680
Hospitality Properties Trust	31,240	733,515
LaSalle Hotel Properties	12,978	243,986
Lexington Realty Trust	115,576	852,951
LTC Properties, Inc.	16,020	432,380
MFA Financial, Inc.	48,658	364,448
Mission West Properties, Inc.	58,460	457,157
MPG Office Trust, Inc.†	54,000	150,120
Parkway Properties, Inc.	24,500	332,710
Pennsylvania Real Estate Investment Trust	30,880	318,373
Potlatch Corp.	9,400	315,464
PS Business Parks, Inc.	21,500	1,175,405
RLJ Lodging Trust	14,566	193,145

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Strategic Hotels & Resorts, Inc.†	24,038	$114,902
Sunstone Hotel Investors, Inc.†	70,368	425,023
Taubman Centers, Inc.	10,300	593,589
U-Store-It Trust	120,860	1,298,036

		27,041,773

Recreational Centers — 0.0%
Town Sports International Holdings, Inc.†	3,900	29,289

Recreational Vehicles — 0.1%
Arctic Cat, Inc.†	14,500	227,360

Rental Auto/Equipment — 0.2%
Electro Rent Corp.	600	8,874
Rent-A-Center, Inc.	27,940	787,349
Zipcar, Inc.†	3,800	79,914

		876,137

Retail - Apparel/Shoe — 1.5%
Aeropostale, Inc.†	92,000	1,028,560
Destination Maternity Corp.	100,574	1,413,065
Finish Line, Inc., Class A	35,540	714,354
JOS. A. Bank Clothiers, Inc.†	35,500	1,819,375
Liz Claiborne, Inc.†	58,700	306,414
Talbots, Inc.†	222,300	653,562

		5,935,330

Retail - Appliances — 0.2%
Conn’s, Inc.†	163,191	935,084

Retail - Automobile — 0.3%
Group 1 Automotive, Inc.	26,500	1,106,375

Retail - Convenience Store — 0.0%
Pantry, Inc.†	1,500	18,750

Retail - Drug Store — 0.3%
Rite Aid Corp.†	1,056,800	1,162,480

Retail-Hair Salons — 0.0%
Regis Corp.	6,920	102,208

Retail - Jewelry — 0.4%
Signet Jewelers, Ltd.†	40,965	1,595,177

Retail - Leisure Products — 0.0%
Steinway Musical Instruments, Inc.†	2,540	63,170

Retail - Misc./Diversified — 0.0%
Teavana Holdings, Inc.†	2,800	72,660

Retail-Office Supplies — 1.5%
OfficeMax, Inc.†	981,000	6,150,870

Retail-Regional Department Stores — 0.4%
Bon-Ton Stores, Inc.	32,500	227,825
Dillard’s, Inc., Class A	29,840	1,380,995

		1,608,820

Retail - Restaurants — 1.0%
Biglari Holdings, Inc.†	3,600	1,185,336
Dunkin’ Brands Group, Inc.†	4,200	110,628
O’Charley’s, Inc.†	65,540	368,335
Papa John’s International, Inc.†	5,150	153,212
PF Chang’s China Bistro, Inc.	68,500	2,064,590
Ruth’s Hospitality Group, Inc.†	44,272	234,199

		4,116,300

Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	33,658	366,199

Security Description	Shares	Value (Note 2)

Savings & Loans/Thrifts — 0.9%
Astoria Financial Corp.	39,638	$404,704
BankFinancial Corp.	3,148	24,334
BankUnited, Inc.	56,200	1,317,890
Capitol Federal Financial, Inc.	3,400	36,482
Dime Community Bancshares, Inc.	139,752	1,685,409
ESB Financial Corp.	3,800	46,132
First Financial Holdings, Inc.	3,600	22,680
OceanFirst Financial Corp.	8,720	103,768
WSFS Financial Corp.	3,958	138,530

		3,779,929

Schools — 0.1%
Lincoln Educational Services Corp.	39,600	389,268

Seismic Data Collection — 0.0%
Geokinetics, Inc.†	5,900	26,904

Semiconductor Components-Integrated Circuits — 0.1%
Emulex Corp.†	10,000	68,900
Exar Corp.†	20,500	124,230
Integrated Device Technology, Inc.†	23,560	133,350
Sigma Designs, Inc.†	20,000	161,200

		487,680

Semiconductor Equipment — 1.8%
ATMI, Inc.†	82,000	1,404,660
Brooks Automation, Inc.†	22,380	211,715
Entegris, Inc.†	535,332	4,025,697
LTX-Credence Corp.†	103,200	587,208
Novellus Systems, Inc.†	18,960	530,311
Photronics, Inc.†	9,500	61,560
Rudolph Technologies, Inc.†	16,380	111,548
Tessera Technologies, Inc.†	29,400	413,952

		7,346,651

Silver Mining — 0.1%
Hecla Mining Co.†	75,500	579,085

Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc., Class A	47,740	110,757

Steel - Producers — 0.7%
AK Steel Holding Corp.	309,500	2,782,405

Storage/Warehousing — 0.1%
Wesco Aircraft Holdings, Inc.†	32,200	396,382

Telecom Equipment-Fiber Optics — 0.1%
Oplink Communications, Inc.†	18,720	309,442

Telecom Services — 3.4%
Consolidated Communications Holdings, Inc.	12,913	246,767
USA Mobility, Inc.	46,500	705,405
Vonage Holdings Corp.†	3,588,798	12,991,449

		13,943,621

Telecommunication Equipment — 0.9%
Arris Group, Inc.†	31,600	345,072
Comtech Telecommunications Corp.	60,700	1,689,888
Plantronics, Inc.	54,000	1,730,700
Tekelec†	6,400	46,080

		3,811,740

Telephone - Integrated — 0.3%
Alaska Communications Systems Group, Inc.	34,800	264,480
General Communication, Inc., Class A†	116,000	1,030,080

		1,294,560

Television — 0.3%
Belo Corp., Class A	32,018	174,498

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Television (continued)
LIN TV Corp., Class A†	45,100	$139,359
Sinclair Broadcast Group, Inc., Class A	127,840	998,431

		1,312,288

Textile - Apparel — 0.0%
Cherokee, Inc.	8,900	123,265
Unifi, Inc.†	3,366	37,767

		161,032

Theaters — 0.8%
Regal Entertainment Group, Class A	261,900	3,423,033

Toys — 0.2%
JAKKS Pacific, Inc.†	40,698	691,866

Transport - Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	4,838	237,449

Transport - Equipment & Leasing — 0.2%
Aircastle, Ltd.	26,100	307,197
Amerco, Inc.†	600	43,986
TAL International Group, Inc.	10,000	292,100

		643,283

Transport - Marine — 3.2%
DHT Holdings, Inc.	59,900	178,502
Excel Maritime Carriers, Ltd.†	34,100	68,541
Frontline, Ltd.	3,960	30,848
Golar LNG, Ltd.	378,287	12,479,688
International Shipholding Corp.	9,478	173,448

		12,931,027

Transport - Rail — 0.0%
RailAmerica, Inc.†	10,800	147,420

Transport - Services — 0.1%
Pacer International, Inc.†	58,300	263,516

Transport - Truck — 1.4%
Arkansas Best Corp.	9,320	192,458
Celadon Group, Inc.†	8,020	93,994
Forward Air Corp.	67,000	1,903,470
Heartland Express, Inc.	6,400	97,280
Landstar System, Inc.	61,500	2,490,135
Saia, Inc.†	46,820	560,436
Werner Enterprises, Inc.	23,380	544,286

		5,882,059

Water — 0.1%
California Water Service Group	10,460	197,485
Consolidated Water Co., Ltd.	10,300	83,945

		281,430

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP — 0.6%
EarthLink, Inc.	301,600	$2,225,808
Pandora Media, Inc.†	7,600	100,320

		2,326,128

Wire & Cable Products — 0.1%
Insteel Industries, Inc.	22,903	240,023

Wireless Equipment — 0.1%
InterDigital, Inc.	2,680	188,672
RF Micro Devices, Inc.†	17,700	109,917

		298,589

Total Common Stock
(cost $378,980,024)		390,335,600

U.S. GOVERNMENT TREASURIES — 0.1%
United States Treasury Notes — 0.1%
0.75% due 11/30/11(1)
(cost $572,490)	$570,000	571,002

Total Long-Term Investment Securities
(cost $379,552,514)		390,906,602

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/11
(cost $2,749,000)	2,749,000	2,749,000

REPURCHASE AGREEMENTS — 2.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/31/11, to be repurchased 09/01/11 in the amount of $1,120,000 and collateralized by $1,140,000 of Federal National Mtg. Assoc. Notes bearing interest at 3.20% due 09/15/20 and having an approximate value of $1,158,525	1,120,000	1,120,000
State Street Bank and Trust Co. Joint Repurchase Agreement(2)	6,918,000	6,918,000

Total Repurchase Agreements
(cost $8,038,000)		8,038,000

TOTAL INVESTMENTS
(cost $390,339,514)(3)	99.2%	401,693,602
Other assets less liabilities	0.8	3,054,769

NET ASSETS —	100.0%	$404,748,371

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2011	Unrealized Appreciation (Depreciation)
68	Long	Russell 2000 Mini Index	September 2011	$5,074,730	$4,938,160	$(136,570)

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$35,091,889	$—	$—	$35,091,889
Real Estate Investment Trusts	27,041,773	—	—	27,041,773
Other Industries*	328,201,938	—	—	328,201,938
U.S. Government Treasuries	—	571,002	—	571,002
Short-Term Investment Securities:
Time Deposits	—	2,749,000	—	2,749,000
Repurchase Agreements	—	8,038,000	—	8,038,000

Total Assets	$390,335,600	$11,358,002	$—	$401,693,602

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts - Depreciation	$136,570	$—	$—	$136,570

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

VALIC Company II Socially Responsible Fund

PORTFOLIO PROFILE — August 31, 2011 (Unaudited)

Industry Allocation*

Computers	4.4%
Repurchase Agreements	4.3
Diversified Banking Institutions	4.1
Oil Companies — Exploration & Production	3.6
Applications Software	3.4
Cosmetics & Toiletries	3.4
Banks — Super Regional	3.1
Multimedia	3.0
Computer Services	2.8
Medical Products	2.7
Electric — Integrated	2.7
Beverages — Non-alcoholic	2.5
Medical — Biomedical/Gene	2.4
Medical — Drugs	2.2
Electronic Components — Semiconductors	2.1
Oil — Field Services	2.0
Food — Misc.	2.0
Oil Companies — Integrated	1.9
Wireless Equipment	1.8
Medical — HMO	1.8
Telephone — Integrated	1.8
Insurance — Multi-line	1.7
Commercial Services — Finance	1.6
Cable/Satellite TV	1.5
Web Portals/ISP	1.4
Pipelines	1.4
Industrial Gases	1.4
Finance — Credit Card	1.4
Transport — Services	1.2
Enterprise Software/Service	1.2
Diversified Manufacturing Operations	1.2
Insurance — Property/Casualty	1.2
Real Estate Investment Trusts	1.1
Investment Management/Advisor Services	1.0
Transport — Rail	1.0
Food — Wholesale/Distribution	1.0
E-Commerce/Services	0.9
Banks — Fiduciary	0.9
Retail — Drug Store	0.8
E-Commerce/Products	0.8
Computers — Memory Devices	0.7
Oil Field Machinery & Equipment	0.7
Gas — Distribution	0.7
Electric Products — Misc.	0.7
Medical Instruments	0.6
Non-Hazardous Waste Disposal	0.6
Banks — Commercial	0.6
Insurance Brokers	0.6
Retail-Building Products	0.5
Retail — Restaurants	0.5
Insurance — Life/Health	0.5
Retail — Discount	0.5
U.S. Government Treasuries	0.5
Medical — Wholesale Drug Distribution	0.5
Semiconductor Equipment	0.4
Auto/Truck Parts & Equipment — Original	0.4
Apparel Manufacturers	0.4
Cruise Lines	0.4
Retail — Apparel/Shoe	0.4
Finance — Other Services	0.4
Athletic Footwear	0.4
Chemicals — Diversified	0.3
Pharmacy Services	0.3
Engines — Internal Combustion	0.3
Oil & Gas Drilling	0.3
Instruments — Scientific	0.3
Hotels/Motels	0.3
Television	0.2
Cellular Telecom	0.2

Chemicals — Specialty	0.2%
Industrial Automated/Robotic	0.2
Metal — Iron	0.2
Food — Retail	0.2
Aerospace/Defense	0.2
Vitamins & Nutrition Products	0.2
Distribution/Wholesale	0.2
Retail — Office Supplies	0.2
Electronic Measurement Instruments	0.2
Retail — Bedding	0.2
Medical — Generic Drugs	0.2
Electronics — Military	0.2
Tools — Hand Held	0.2
Office Automation & Equipment	0.2
Motorcycle/Motor Scooter	0.2
Semiconductor Components — Integrated Circuits	0.2
Internet Security	0.2
Machinery — General Industrial	0.2
Commercial Services	0.2
Coal	0.1
Engineering/R&D Services	0.1
Machinery — Construction & Mining	0.1
Food — Confectionery	0.1
Finance — Investment Banker/Broker	0.1
Retail — Jewelry	0.1
Retail — Automobile	0.1
Machinery — Pumps	0.1
Telecommunication Equipment	0.1
Medical Information Systems	0.1
Toys	0.1
Electronic Components — Misc.	0.1
Networking Products	0.1
Dialysis Centers	0.1
Containers — Metal/Glass	0.1
Computers — Integrated Systems	0.1
Advertising Agencies	0.1
Hazardous Waste Disposal	0.1
Filtration/Separation Products	0.1
Electronic Connectors	0.1
Retail — Regional Department Stores	0.1
Data Processing/Management	0.1

99.9%

*	Calculated as a percentage of net assets

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.1%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	12,530	$508,091

Aerospace/Defense — 0.2%
Rockwell Collins, Inc.	28,887	1,457,638

Apparel Manufacturers — 0.4%
Coach, Inc.	23,961	1,347,087
Ralph Lauren Corp.	3,406	466,997
VF Corp.	8,179	957,434

		2,771,518

Applications Software — 3.4%
Citrix Systems, Inc.†	4,573	276,346
Intuit, Inc.†	5,273	260,117
Microsoft Corp.	801,941	21,331,631
Salesforce.com, Inc.†	5,144	662,290

		22,530,384

Athletic Footwear — 0.4%
NIKE, Inc., Class B	26,349	2,283,141

Audio/Video Products — 0.0%
Harman International Industries, Inc.	2,051	74,226

Auto - Heavy Duty Trucks — 0.0%
PACCAR, Inc.	5,653	212,722

Auto/Truck Parts & Equipment-Original — 0.4%
Johnson Controls, Inc.	87,795	2,798,905

Banks - Commercial — 0.6%
BB&T Corp.	151,765	3,382,842
Regions Financial Corp.	92,045	417,884

		3,800,726

Banks - Fiduciary — 0.9%
Bank of New York Mellon Corp.	87,086	1,800,068
Northern Trust Corp.	40,951	1,573,747
State Street Corp.	64,843	2,303,223

		5,677,038

Banks - Super Regional — 3.1%
Capital One Financial Corp.	57,401	2,643,316
KeyCorp	171,923	1,141,569
PNC Financial Services Group, Inc.	53,519	2,683,443
US Bancorp	156,378	3,629,533
Wells Fargo & Co.	388,559	10,141,390

		20,239,251

Beverages - Non-alcoholic — 2.5%
PepsiCo, Inc.	256,651	16,536,024

Cable/Satellite TV — 1.5%
Cablevision Systems Corp., Class A	26,379	476,405
Comcast Corp., Class A	238,911	5,138,976
DIRECTV, Class A†	98,247	4,319,920

		9,935,301

Cellular Telecom — 0.2%
MetroPCS Communications, Inc.†	51,659	576,515
Sprint Nextel Corp.†	272,270	1,023,735

		1,600,250

Chemicals - Diversified — 0.3%
FMC Corp.	2,934	222,778
PPG Industries, Inc.	25,474	1,951,054

		2,173,832

Security Description	Shares	Value (Note 2)

Chemicals - Specialty — 0.2%
International Flavors & Fragrances, Inc.	10,075	$584,551
Sigma-Aldrich Corp.	14,422	928,633

		1,513,184

Coal — 0.1%
Alpha Natural Resources, Inc.†	29,139	963,627

Commercial Services — 0.2%
Iron Mountain, Inc.	30,185	982,220

Commercial Services-Finance — 1.6%
Automatic Data Processing, Inc.	46,498	2,326,295
H&R Block, Inc.	67,083	1,014,295
Mastercard, Inc., Class A	7,469	2,462,604
Moody’s Corp.	15,164	467,506
Paychex, Inc.	55,420	1,495,232
Visa, Inc., Class A	26,518	2,330,402
Western Union Co.	31,003	512,169

		10,608,503

Computer Aided Design — 0.0%
Autodesk, Inc.†	6,018	169,708

Computer Services — 2.8%
Accenture PLC, Class A	47,936	2,568,890
Cognizant Technology Solutions Corp., Class A†	19,101	1,211,959
Computer Sciences Corp.	31,102	953,587
International Business Machines Corp.	81,075	13,937,603

		18,672,039

Computers — 4.4%
Apple, Inc.†	54,870	21,115,622
Dell, Inc.†	165,092	2,454,092
Hewlett-Packard Co.	192,454	5,009,578

		28,579,292

Computers - Integrated Systems — 0.1%
Teradata Corp.†	9,783	512,238

Computers - Memory Devices — 0.7%
EMC Corp.†	141,230	3,190,385
NetApp, Inc.†	20,161	758,457
SanDisk Corp.†	8,520	312,258
Western Digital Corp.†	10,967	323,417

		4,584,517

Containers - Metal/Glass — 0.1%
Ball Corp.	14,860	533,771

Cosmetics & Toiletries — 3.4%
Colgate-Palmolive Co.	25,821	2,323,115
Estee Lauder Cos., Inc., Class A	6,766	660,768
Procter & Gamble Co.	303,275	19,312,552

		22,296,435

Cruise Lines — 0.4%
Carnival Corp.	80,159	2,647,652

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	11,321	319,026

Dialysis Centers — 0.1%
DaVita, Inc.†	7,617	560,459

Distribution/Wholesale — 0.2%
Fastenal Co.	19,379	648,809
WW Grainger, Inc.	4,486	691,293

		1,340,102

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diversified Banking Institutions — 4.1%
Citigroup, Inc.	360,274	$11,186,508
JPMorgan Chase & Co.	337,970	12,694,153
Morgan Stanley	181,058	3,168,515

		27,049,176

Diversified Manufacturing Operations — 1.2%
Danaher Corp.	57,645	2,640,717
Eaton Corp.	33,446	1,436,506
Ingersoll-Rand PLC	46,472	1,557,277
ITT Corp.	6,154	291,330
Parker Hannifin Corp.	27,988	2,055,159

		7,980,989

E-Commerce/Products — 0.8%
Amazon.com, Inc.†	24,100	5,188,489

E-Commerce/Services — 0.9%
eBay, Inc.†	86,640	2,674,577
Expedia, Inc.	20,640	625,598
Netflix, Inc.†	2,636	619,486
priceline.com, Inc.†	3,376	1,813,790

		5,733,451

Electric Products - Misc. — 0.7%
Emerson Electric Co.	91,763	4,271,568
Molex, Inc.	2,443	53,379

		4,324,947

Electric - Integrated — 2.7%
CMS Energy Corp.	74,213	1,461,996
Consolidated Edison, Inc.	136,563	7,676,206
Integrys Energy Group, Inc.	99,908	5,002,394
Northeast Utilities	50,018	1,735,625
TECO Energy, Inc.	82,310	1,506,273
Wisconsin Energy Corp.	5,722	181,044

		17,563,538

Electronic Components - Misc. — 0.1%
Jabil Circuit, Inc.	37,905	638,699

Electronic Components - Semiconductors — 2.1%
Altera Corp.	26,722	972,413
Broadcom Corp., Class A†	28,462	1,014,670
Intel Corp.	517,421	10,415,685
LSI Corp.†	32,459	221,046
National Semiconductor Corp.	21,764	541,924
NVIDIA Corp.†	43,022	572,623
Xilinx, Inc.	7,511	233,892

		13,972,253

Electronic Connectors — 0.1%
Amphenol Corp., Class A	7,492	351,974

Electronic Forms — 0.0%
Adobe Systems, Inc.†	9,067	228,851

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.†	35,264	1,300,184

Electronics - Military — 0.2%
L-3 Communications Holdings, Inc.	17,444	1,183,052

Energy - Alternate Sources — 0.0%
First Solar, Inc.†	2,296	229,554

Engineering/R&D Services — 0.1%
Fluor Corp.	15,510	941,767

Security Description	Shares	Value (Note 2)

Engines - Internal Combustion — 0.3%
Cummins, Inc.	22,909	$2,128,704

Enterprise Software/Service — 1.2%
BMC Software, Inc.†	83	3,371
CA, Inc.	13,309	279,356
Oracle Corp.	276,116	7,750,576

		8,033,303

Filtration/Separation Products — 0.1%
Pall Corp.	7,536	385,316

Finance - Consumer Loans — 0.0%
SLM Corp.	21,186	290,884

Finance - Credit Card — 1.4%
American Express Co.	150,244	7,468,629
Discover Financial Services	58,683	1,476,465

		8,945,094

Finance - Investment Banker/Broker — 0.1%
Charles Schwab Corp.	62,981	776,556

Finance - Other Services — 0.4%
CME Group, Inc.	5,680	1,517,242
NASDAQ OMX Group, Inc.†	7,016	166,209
NYSE Euronext	28,221	769,869

		2,453,320

Food - Confectionery — 0.1%
Hershey Co.	9,586	562,219
J.M. Smucker Co.	4,972	358,431

		920,650

Food - Dairy Products — 0.0%
Dean Foods Co.†	26,354	227,699

Food - Meat Products — 0.0%
Hormel Foods Corp.	7,331	202,409

Food - Misc. — 2.0%
Campbell Soup Co.	111,738	3,561,090
General Mills, Inc.	84,177	3,191,150
H.J. Heinz Co.	42,123	2,217,355
Kellogg Co.	70,800	3,845,856

		12,815,451

Food - Retail — 0.2%
SUPERVALU, Inc.	39,747	316,784
Whole Foods Market, Inc.	17,649	1,165,363

		1,482,147

Food - Wholesale/Distribution — 1.0%
Sysco Corp.	224,803	6,278,748

Gas - Distribution — 0.7%
CenterPoint Energy, Inc.	114,901	2,299,169
Nicor, Inc.	15,217	846,065
NiSource, Inc.	61,721	1,318,361

		4,463,595

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	5,270	462,232

Hotels/Motels — 0.3%
Marriott International, Inc., Class A	50,182	1,469,329
Starwood Hotels & Resorts Worldwide, Inc.	9,302	414,497

		1,883,826

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	23,388	$1,499,872

Industrial Gases — 1.4%
Air Products & Chemicals, Inc.	49,973	4,091,290
Praxair, Inc.	52,035	5,124,927

		9,216,217

Instruments - Scientific — 0.3%
Thermo Fisher Scientific, Inc.†	36,117	1,983,907

Insurance Brokers — 0.6%
AON Corp.	33,243	1,553,445
Marsh & McLennan Cos., Inc.	74,129	2,203,114

		3,756,559

Insurance - Life/Health — 0.5%
Principal Financial Group, Inc.	3,184	80,746
Prudential Financial, Inc.	61,781	3,102,024

		3,182,770

Insurance - Multi-line — 1.7%
ACE, Ltd.	57,015	3,682,029
Hartford Financial Services Group, Inc.	139,112	2,662,603
Loews Corp.	61,056	2,296,927
MetLife, Inc.	68,972	2,317,459

		10,959,018

Insurance - Property/Casualty — 1.2%
Chubb Corp.	48,573	3,006,183
Progressive Corp.	57,762	1,107,875
Travelers Cos., Inc.	73,362	3,701,847

		7,815,905

Internet Security — 0.2%
Symantec Corp.†	59,836	1,026,187

Investment Management/Advisor Services — 1.0%
Ameriprise Financial, Inc.	27,401	1,252,226
BlackRock, Inc.	13,122	2,161,850
Franklin Resources, Inc.	12,221	1,465,542
Invesco, Ltd.	55,141	1,009,080
T. Rowe Price Group, Inc.	13,487	721,285

		6,609,983

Machinery - Construction & Mining — 0.1%
Joy Global, Inc.	11,112	927,296

Machinery - General Industrial — 0.2%
Roper Industries, Inc.	13,044	1,003,736

Machinery - Pumps — 0.1%
Flowserve Corp.	7,647	721,418

Medical Information Systems — 0.1%
Cerner Corp.†	9,839	648,980

Medical Instruments — 0.6%
Edwards Lifesciences Corp.†	1,663	125,473
Intuitive Surgical, Inc.†	743	283,343
Medtronic, Inc.	85,520	2,999,186
St. Jude Medical, Inc.	12,599	573,759

		3,981,761

Medical Products — 2.7%
Johnson & Johnson	257,447	16,940,013
Stryker Corp.	16,930	826,861

		17,766,874

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene — 2.4%
Amgen, Inc.	124,149	$6,878,475
Biogen Idec, Inc.†	20,324	1,914,521
Celgene Corp.†	57,474	3,417,979
Gilead Sciences, Inc.†	84,725	3,379,257

		15,590,232

Medical - Drugs — 2.2%
Allergan, Inc.	13,193	1,079,319
Bristol - Myers Squibb Co.	417,328	12,415,508
Forest Laboratories, Inc.†	26,734	915,372

		14,410,199

Medical - Generic Drugs — 0.2%
Mylan, Inc.†	26,222	544,369
Watson Pharmaceuticals, Inc.†	10,114	678,851

		1,223,220

Medical - HMO — 1.8%
Aetna, Inc.	39,229	1,570,337
CIGNA Corp.	30,334	1,417,811
Coventry Health Care, Inc.†	22,436	737,696
Humana, Inc.	16,987	1,318,871
UnitedHealth Group, Inc.	87,682	4,166,648
WellPoint, Inc.	38,461	2,434,581

		11,645,944

Medical - Hospitals — 0.0%
Tenet Healthcare Corp.†	2,441	12,888

Medical - Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	9,560	378,385
Cardinal Health, Inc.	33,184	1,410,320
McKesson Corp.	14,917	1,192,316

		2,981,021

Metal - Iron — 0.2%
Cliffs Natural Resources, Inc.	17,940	1,486,329

Motorcycle/Motor Scooter — 0.2%
Harley - Davidson, Inc.	28,455	1,100,070

Multimedia — 3.0%
McGraw - Hill Cos., Inc.	22,804	960,276
News Corp., Class A	174,199	3,008,417
Time Warner, Inc.	190,019	6,016,002
Viacom, Inc., Class B	61,855	2,983,885
Walt Disney Co.	202,164	6,885,706

		19,854,286

Networking Products — 0.1%
Juniper Networks, Inc.†	29,424	615,844

Non - Hazardous Waste Disposal — 0.6%
Republic Services, Inc.	129,882	3,943,218

Office Automation & Equipment — 0.2%
Xerox Corp.	140,195	1,163,618

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.	5,865	373,776
Helmerich & Payne, Inc.	10,683	609,145
Nabors Industries, Ltd.†	27,486	506,842
Noble Corp.	8,784	296,548
Rowan Cos., Inc.†	6,252	225,509

		2,011,820

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production — 3.6%
Anadarko Petroleum Corp.	40,731	$3,003,911
Apache Corp.	39,229	4,043,333
Cabot Oil & Gas Corp.	8,817	668,858
Chesapeake Energy Corp.	54,949	1,779,798
Denbury Resources, Inc.†	32,982	526,063
Devon Energy Corp.	49,327	3,345,850
EOG Resources, Inc.	19,259	1,783,191
EQT Corp.	22,027	1,317,655
Newfield Exploration Co.†	10,986	560,835
Noble Energy, Inc.	17,907	1,582,263
Pioneer Natural Resources Co.	12,216	954,925
QEP Resources, Inc.	71,283	2,509,875
Range Resources Corp.	11,754	761,189
Southwestern Energy Co.†	21,053	798,961

		23,636,707

Oil Companies - Integrated — 1.9%
Hess Corp.	58,447	3,468,245
Marathon Petroleum Corp.	119,897	4,443,383
Murphy Oil Corp.	88,676	4,751,260

		12,662,888

Oil Field Machinery & Equipment — 0.7%
Cameron International Corp.†	18,858	979,862
FMC Technologies, Inc.†	25,366	1,127,772
National Oilwell Varco, Inc.	36,236	2,395,924

		4,503,558

Oil - Field Services — 2.0%
Baker Hughes, Inc.	37,140	2,269,626
Halliburton Co.	71,622	3,177,868
Schlumberger, Ltd.	97,035	7,580,374

		13,027,868

Pharmacy Services — 0.3%
Express Scripts, Inc.†	22,451	1,053,850
Medco Health Solutions, Inc.†	20,474	1,108,462

		2,162,312

Pipelines — 1.4%
El Paso Corp.	105,280	2,015,059
Oneok, Inc.	20,875	1,480,037
Spectra Energy Corp.	147,744	3,836,912
Williams Cos., Inc.	71,811	1,938,179

		9,270,187

Real Estate Investment Trusts — 1.1%
Boston Properties, Inc.	315	32,851
Equity Residential	17,290	1,057,802
Host Hotels & Resorts, Inc.	103,649	1,226,168
Prologis, Inc.	34,861	949,265
Public Storage	1,383	171,119
Simon Property Group, Inc.	32,015	3,761,762

		7,198,967

Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	12,304	186,529

Retail - Apparel/Shoe — 0.4%
Abercrombie & Fitch Co., Class A	5,576	354,689
Gap, Inc.	16,198	267,591
Limited Brands, Inc.	35,474	1,338,789
Ross Stores, Inc.	8,677	664,008

		2,625,077

Security Description	Shares	Value (Note 2)

Retail - Automobile — 0.1%
CarMax, Inc.†	26,578	$747,108

Retail - Bedding — 0.2%
Bed Bath & Beyond, Inc.†	21,625	1,229,597

Retail - Building Products — 0.5%
Lowe’s Cos., Inc.	175,120	3,490,142

Retail - Discount — 0.5%
Costco Wholesale Corp.	38,365	3,013,187

Retail - Drug Store — 0.8%
CVS Caremark Corp.	150,001	5,386,536

Retail - Jewelry — 0.1%
Tiffany & Co.	10,767	774,793

Retail - Office Supplies — 0.2%
Staples, Inc.	89,492	1,319,112

Retail - Regional Department Stores — 0.1%
Kohl’s Corp.	7,085	328,319

Retail - Restaurants — 0.5%
Chipotle Mexican Grill, Inc.†	1,946	609,818
Darden Restaurants, Inc.	1,631	78,451
Starbucks Corp.	65,715	2,537,913

		3,226,182

Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	44,575	276,811

Schools — 0.0%
DeVry, Inc.	671	29,645

Semiconductor Components - Integrated Circuits — 0.2%
Analog Devices, Inc.	32,274	1,065,687

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	159,638	1,807,102
KLA-Tencor Corp.	19,841	727,768
Teradyne, Inc.†	22,198	268,596

		2,803,466

Telecom Equipment - Fiber Optics — 0.0%
JDS Uniphase Corp.†	20,239	262,500

Telecommunication Equipment — 0.1%
Harris Corp.	17,466	704,753

Telephone - Integrated — 1.8%
CenturyLink, Inc.	171,024	6,182,518
Frontier Communications Corp.	402,941	3,018,028
Windstream Corp.	180,076	2,286,965

		11,487,511

Television — 0.2%
CBS Corp., Class B	64,226	1,608,861

Tools - Hand Held — 0.2%
Snap-On, Inc.	1,410	74,603
Stanley Black & Decker, Inc.	17,597	1,090,662

		1,165,265

Toys — 0.1%
Mattel, Inc.	24,090	647,298

Transport - Rail — 1.0%
CSX Corp.	124,618	2,734,119
Norfolk Southern Corp.	55,126	3,730,928

		6,465,047

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Transport - Services — 1.2%
C.H. Robinson Worldwide, Inc.	8,850	$623,925
Expeditors International of Washington, Inc.	24,123	1,097,596
FedEx Corp.	76,543	6,025,465
Ryder System, Inc.	7,495	352,865

		8,099,851

Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	19,833	1,413,101

Web Portals/ISP — 1.4%
Google, Inc., Class A†	16,603	8,981,559
Yahoo!, Inc.†	29,718	404,313

		9,385,872

Wireless Equipment — 1.8%
American Tower Corp., Class A†	57,609	3,102,821
Motorola Mobility Holdings, Inc.†	11,243	424,086
Motorola Solutions, Inc.†	33,664	1,416,918
QUALCOMM, Inc.	132,058	6,795,704

		11,739,529

Total Long-Term Investment Securities
(cost $591,521,412)		624,402,116

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.5%
U.S. Government Treasuries — 0.5%
United States Treasury Bills 0.05% due 09/15/11(1) (cost $2,999,948)	$3,000,000	$2,999,948

REPURCHASE AGREEMENT — 4.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $28,283,000)	28,283,000	28,283,000

TOTAL INVESTMENTS
(cost $622,804,360)(3)	99.9%	655,685,064
Other assets less liabilities	0.1	709,547

NET ASSETS —	100.0%	$656,394,611

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2011	Unrealized Appreciation (Depreciation)
530	Long	S&P 500 E-Mini Index	September 2011	$31,756,141	$32,269,050	$512,909

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$624,402,116	$—	$—	$624,402,116
Short-Term Investment Securities:
U.S. Government Treasuries	—	2,999,948	—	2,999,948
Repurchase Agreement	—	28,283,000	—	28,283,000
Other Financial Instruments:@
Open Futures Contracts —Appreciation	512,909	—	—	512,909

Total	$624,915,025	$31,282,948	$—	$656,197,973

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — August 31, 2011 (Unaudited)

Industry Allocation*

Sovereign	15.9%
Federal National Mtg. Assoc.	8.5
Diversified Financial Services	5.8
United States Treasury Notes	5.1
Time Deposits	4.8
Federal Home Loan Mtg. Corp.	3.6
Oil Companies — Exploration & Production	3.0
Diversified Banking Institutions	2.4
Banks — Commercial	2.1
Cellular Telecom	1.6
Telephone-Integrated	1.6
Cable/Satellite TV	1.4
Coal	1.3
Pipelines	1.2
Medical — Hospitals	1.1
Casino Hotels	1.0
United States Treasury Bonds	0.9
Oil Companies — Integrated	0.9
Electric — Generation	0.9
Paper & Related Products	0.9
Auto — Cars/Light Trucks	0.9
Banks — Super Regional	0.9
Independent Power Producers	0.9
Electric — Integrated	0.9
Steel — Producers	0.9
Real Estate Investment Trusts	0.8
Insurance — Multi-line	0.8
Rental Auto/Equipment	0.8
Government National Mtg. Assoc.	0.7
Finance — Investment Banker/Broker	0.7
Real Estate Operations & Development	0.7
Containers — Metal/Glass	0.6
Chemicals — Plastics	0.6
Telecom Services	0.5
Finance — Auto Loans	0.5
Building & Construction Products — Misc.	0.5
Broadcast Services/Program	0.5
Finance — Other Services	0.5
Medical — Biomedical/Gene	0.4
Medical Products	0.4
Building — Residential/Commercial	0.4
Banks-Special Purpose	0.4
Diversified Manufacturing Operations	0.4
Commercial Services	0.4
Decision Support Software	0.4
Airlines	0.4
Auto/Truck Parts & Equipment — Original	0.4
Financial Guarantee Insurance	0.4
Retail — Drug Store	0.4
Transport — Services	0.4
Building Products — Cement	0.4
Chemicals — Diversified	0.4
Oil — Field Services	0.3
Therapeutics	0.3
Consumer Products-Misc.	0.3
Containers — Paper/Plastic	0.3
Real Estate Management/Services	0.3
Retail — Restaurants	0.3
Insurance — Life/Health	0.3
Advertising Services	0.3
Insurance — Mutual	0.3
Sovereign Agency	0.3
Electronic Components — Semiconductors	0.3
Medical — Drugs	0.3
Computer Services	0.3
Medical Instruments	0.3
Banks — Money Center	0.3
Marine Services	0.3
Multimedia	0.3

Gold Mining	0.3%
Music	0.3
Building — Heavy Construction	0.3
Retail — Toy Stores	0.2
Oil Refining & Marketing	0.2
Publishing — Newspapers	0.2
Satellite Telecom	0.2
Computers — Memory Devices	0.2
Food — Canned	0.2
Auto — Heavy Duty Trucks	0.2
Dialysis Centers	0.2
Food — Misc.	0.2
Aerospace/Defense — Equipment	0.2
Distribution/Wholesale	0.2
MRI/Medical Diagnostic Imaging	0.2
Electronic Components — Misc.	0.2
Retail — Jewelry	0.2
Computer Graphics	0.2
Retail — Discount	0.2
Web Hosting/Design	0.2
Special Purpose Entities	0.2
Funeral Services & Related Items	0.2
Data Processing/Management	0.2
Firearms & Ammunition	0.2
Advanced Materials	0.2
Non — Hazardous Waste Disposal	0.2
Diversified Operations	0.2
Capacitors	0.2
Transport — Rail	0.2
Theaters	0.2
Oil Field Machinery & Equipment	0.2
Private Corrections	0.2
Cosmetics & Toiletries	0.2
Retail-Regional Department Stores	0.2
Food — Meat Products	0.2
Oil & Gas Drilling	0.2
Gas — Transportation	0.2
Retail — Propane Distribution	0.2
Chemicals — Specialty	0.2
Municipal Bonds	0.1
Printing — Commercial	0.1
Aerospace/Defense	0.1
Food — Retail	0.1
Seismic Data Collection	0.1
Consulting Services	0.1
Home Furnishings	0.1
Metal — Aluminum	0.1
Metal — Diversified	0.1
Wire & Cable Products	0.1
Transport — Marine	0.1
Casino Services	0.1
Storage/Warehousing	0.1
Regional Authority	0.1
Retail — Apparel/Shoe	0.1
Petrochemicals	0.1
Investment Companies	0.1
Motion Pictures & Services	0.1
Electric — Distribution	0.1
Diversified Minerals	0.1
Beverages — Non-alcoholic	0.1
Medical Labs & Testing Services	0.1
Banks — Mortgage	0.1
Import/Export	0.1
Banks — Fiduciary	0.1
Office Automation & Equipment	0.1
Television	0.1
Electronics — Military	0.1
Gambling (Non-Hotel)	0.1
Finance — Leasing Companies	0.1

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — August 31, 2011 (Unaudited) — (continued)

Industry Allocation* (continued)

Metal — Copper	0.1%
Schools	0.1
Gas — Distribution	0.1

98.8%

Credit Quality†#

AAA	5.5%
AA	22.7
A	6.1
BBB	15.3
BB	20.5
B	21.3
CCC	3.5
CC	0.1
C	0.1
Not Rated@	4.9

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011

Security Description	Principal Amount(15)	Value (Note 2)

ASSET BACKED SECURITIES — 5.6%
Diversified Financial Services — 5.6%
Avis Budget Rental Car Funding AESOP LLC Series 2010-5A, Class A 3.15% due 03/20/17*	$500,000	$515,752
Banc of America Merril Lynch Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(1)	500,000	424,697
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/41*	492,045	523,988
Citibank Omni Master Trust Series 2009-A17, Class A17 4.90% due 11/15/18*	1,500,000	1,639,095
Commercial Mtg. Pass Through Certs. VRS Series 2005-C6, Class B 5.42% due 06/10/44(1)	1,000,000	823,858
Countrywide Asset-Backed Certs. VRS Series 2004-BC2, Class M2 1.79% due 02/25/34	86,444	75,737
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.26% due 04/25/37*	275,000	277,063
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	193,319	199,442
Extended Stay America Trust Series 2010-ESHA, Class D 5.50% due 11/05/27*(1)	1,000,000	947,737
FDIC Structured Sale Guar. Notes Series 2010-S1, Class 2A 3.25% due 04/25/38*(2)	2,349,209	2,439,885
Ford Credit Floorplan Master Owner Trust Series 2010-3, Class A1 4.20% due 02/15/17*	1,125,000	1,226,399
GE Capital Commercial Mtg. Corp. Series 2007-C1, Class A4 5.54% due 12/10/49(1)	1,900,000	1,978,637
GMAC Mtg. Corp Loan Trust Series 2010-1, Class A 4.25% due 07/25/40*(2)	25,810	25,869
GS Mtg. Securities Trust VRS Series 2007-GG10, Class A4 6.00% due 08/10/45(1)	2,422,744	2,558,379
GSAA Trust VRS Series 2006-11, Class 2A2 0.38% due 07/25/36	5,446,893	2,368,467
Harborview Mtg. Loan Trust VRS Series 2006-14, Class 2A1A 0.36% due 01/25/47(2)	2,249,542	1,241,217
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2010-RR1, Class WBB 5.93% due 06/20/49*(1)	1,929,000	1,800,042
JP Morgan Mtg. Acquisition Corp. VRS Series 2006-CH2, Class AV3 0.32% due 10/25/36	1,500,000	1,222,650
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.37% due 09/15/45(1)	1,500,000	1,272,577
Merrill Lynch Mtg. Investors, Inc. VRS Series 2005-A9, Class 3A1 2.79% due 12/25/35(2)	1,031,532	793,834
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 6.17% due 08/12/49(1)	500,000	429,471

Security Description	Principal Amount(15)	Value (Note 2)

Diversified Financial Services — (continued)
Morgan Stanley Capital I VRS Series 2006-IQ12, Class AJ 5.40% due 12/15/43(1)	$2,000,000	$1,200,718
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.49% due 09/15/42(1)	150,000	142,399
Morgan Stanley Capital I VRS Series 2006-HQ9, Class B 5.83% due 07/12/44(1)	1,112,000	893,609
Sierra Receivables Funding Co. LLC Series 2010-3A, Class A 3.51% due 11/20/25*	127,205	128,912
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*	260,035	265,561
Wachovia Bank Commercial Mtg. Trust VRS Series 2003-C7, Class J 5.36% due 10/15/35*(1)	2,750,000	1,968,392
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-8, Class A2 0.62% due 07/25/36(2)	527,143	510,169

Total Asset Backed Securities
(cost $29,973,687)		27,894,556

U.S. CORPORATE BONDS & NOTES — 43.0%
Advanced Materials — 0.2%
Polymer Group, Inc. Senior Sec. Notes 7.75% due 02/01/19*	900,000	891,000

Advertising Services — 0.3%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/15*	1,065,000	628,350
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	1,035,000	1,009,125

		1,637,475

Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	331,000	361,594
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	306,000	351,429

		713,023

Aerospace/Defense - Equipment — 0.2%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	1,110,000	1,137,750

Airlines — 0.3%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 04/02/14(3)	47,458	45,085
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19(3)	343,998	326,798
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15(3)	345,110	293,344

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	$978,000	$1,002,450

		1,667,677

Applications Software — 0.0%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	125,000	126,875

Auto - Cars/Light Trucks — 0.6%
Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.25% due 06/15/21*	1,965,000	1,699,725
Daimler Finance North America LLC FRS Company Guar. Notes 0.86% due 03/28/14*	800,000	800,194
Daimler Finance North America LLC Company Guar. Notes 3.00% due 03/28/16*	568,000	591,275

		3,091,194

Auto - Heavy Duty Trucks — 0.2%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	1,150,000	1,190,250

Auto/Truck Parts & Equipment - Original — 0.4%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	930,000	948,600
Dana Holding Corp. Senior Notes 6.75% due 02/15/21	1,000,000	980,000

		1,928,600

Auto/Truck Parts & Equipment - Replacement — 0.0%
Exide Corp. Escrow Notes 10.00% due 04/15/05†(3)(4)	150,000	0

Banks - Commercial — 0.7%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	854,000	891,504
Branch Banking & Trust Co. FRS Sub. Notes 0.60% due 05/23/17	168,000	151,927
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	1,908,138	1,884,286
KeyBank NA Sub. Notes 7.41% due 10/15/27	52,000	59,498
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	153,000	160,844
Zions Bancorp Senior Notes 7.75% due 09/23/14	356,000	379,039

		3,527,098

Banks - Fiduciary — 0.1%
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.25% due 06/15/37	454,000	344,286

Security Description	Principal Amount(15)	Value (Note 2)

Banks - Money Center — 0.2%
Comerica Bank Sub. Notes 5.20% due 08/22/17	$276,000	$304,116
Dresdner Funding Trust I Jr. Sub. Bonds 8.15% due 06/30/31*	965,000	810,600

		1,114,716

Banks - Super Regional — 0.8%
Bank of America NA Sub. Notes 5.30% due 03/15/17	309,000	302,449
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	294,000	297,879
Capital One Financial Corp. FRS Senior Notes 1.40% due 07/15/14	359,000	357,764
Capital One Financial Corp. Senior Notes 3.15% due 07/15/16	166,000	165,234
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16	185,000	187,560
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	183,000	209,588
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	175,000	194,702
PNC Financial Services Group, Inc. Jr. Sub. Notes 6.75% due 08/01/21(5)	674,000	647,040
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(5)	30,000	23,400
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	135,000	147,398
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	28,000	29,329
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 10/14/11(5)	259,000	226,625
Wachovia Corp. FRS Senior Notes 0.52% due 06/15/17	330,000	299,379
Wells Fargo & Co. FRS Senior Notes 0.45% due 10/28/15	392,000	371,982
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(5)	150,000	154,125
Wells Fargo Bank NA FRS Sub. Notes 0.50% due 05/16/16	290,000	264,233

		3,878,687

Beverages - Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 3.00% due 08/25/21	368,000	368,946

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program — 0.5%
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/21	$1,450,000	$1,167,250
Fisher Communications, Inc. Company Guar. Notes 8.63% due 09/15/14	409,000	399,797
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	1,000,000	1,025,000

		2,592,047

Building & Construction Products - Misc. — 0.3%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	1,080,000	1,034,100
Interline Brands, Inc. Company Guar. Notes 7.00% due 11/15/18	450,000	450,000

		1,484,100

Building Products - Cement — 0.3%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16	1,615,000	1,400,178

Building - Heavy Construction — 0.2%
New Enterprise Stone & Lime Co. Senior Notes 11.00% due 09/01/18*	1,020,000	902,700

Building - Residential/Commercial — 0.4%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19	675,000	464,063
KB Home Company Guar. Notes 9.10% due 09/15/17	400,000	359,000
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	1,475,000	1,294,312

		2,117,375

Cable/Satellite TV — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	1,600,000	1,564,000
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	205,000	210,050
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	1,200,000	1,390,624
COX Communications, Inc. Notes 7.13% due 10/01/12	188,000	200,122
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	910,000	1,003,275
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/41	190,000	210,455
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	1,305,000	1,376,775
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	950,000	1,085,375

Security Description	Principal Amount(15)	Value (Note 2)

Cable/Satellite TV (continued)
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	$210,000	$252,402

		7,293,078

Capacitors — 0.2%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18	825,000	878,625

Casino Hotels — 1.0%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(6)	1,293,089	1,241,365
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	1,400,000	1,344,000
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	1,735,000	1,869,463
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	480,000	535,200

		4,990,028

Casino Services — 0.1%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	715,000	521,950

Cellular Telecom — 1.1%
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	4,355,000	4,284,231
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/21	1,250,000	1,275,000

		5,559,231

Chemicals - Diversified — 0.1%
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	53,000	53,101
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	235,000	242,616
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	108,000	118,839

		414,556

Chemicals - Plastics — 0.3%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	1,600,000	1,496,000

Chemicals - Specialty — 0.2%
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	408,000	499,048
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	214,000	264,649

		763,697

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Coal — 1.3%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	$1,305,000	$1,285,425
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	785,000	843,875
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	1,300,000	1,306,500
James River Escrow, Inc. Senior Notes 7.88% due 04/01/19*	1,200,000	1,086,000
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	1,230,000	1,156,200
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/19*	810,000	795,825

		6,473,825

Commercial Services — 0.4%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	2,100,000	1,958,250

Computer Graphics — 0.2%
Eagle Parent, Inc. Senior Notes 8.63% due 05/01/19*	1,135,000	1,044,200

Computer Services — 0.3%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	234,000	258,657
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	900,000	906,750
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	280,000	343,537

		1,508,944

Consulting Services — 0.1%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/20	650,000	641,063

Consumer Products - Misc. — 0.3%
American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	760,000	608,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	1,110,000	1,098,900

		1,706,900

Containers - Metal/Glass — 0.6%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	1,416,000	1,536,360
Crown Americas LLC/Crown Americas Capital Corp. III Senior Notes 6.25% due 02/01/21*	850,000	854,250
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	755,000	739,900

		3,130,510

Security Description	Principal Amount(15)	Value (Note 2)

Containers - Paper/Plastic — 0.3%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	$400,000	$435,000
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/16*	1,225,000	1,228,062

		1,663,062

Cosmetics & Toiletries — 0.2%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	775,000	825,375

Data Processing/Management — 0.2%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	970,000	953,025

Decision Support Software — 0.4%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	1,855,000	1,943,112

Dialysis Centers — 0.2%
DaVita, Inc. Company Guar. Notes 6.38% due 11/01/18	1,200,000	1,179,000

Distribution/Wholesale — 0.2%
McJunkin Red Man Corp. Senior Sec. Notes Notes 9.50% due 12/15/16	1,105,000	1,110,525

Diversified Banking Institutions — 1.7%
Bank of America Corp. FRS Senior Notes 1.80% due 07/11/14	360,000	343,931
Bank of America Corp. Senior Notes 3.75% due 07/12/16	245,000	241,857
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	277,000	270,256
Bank of America Corp. FRS Jr. Sub. Notes 8.13% due 05/15/18(5)	1,005,000	950,228
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	291,000	290,227
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	1,250,000	1,273,278
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	120,000	130,115
GMAC LLC Sub. Notes 8.00% due 12/31/18	1,500,000	1,462,500
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/21	324,000	328,475
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	96,000	99,454
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	171,000	181,956
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	334,000	317,041

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. FRS Sub. Notes 1.51% due 09/01/15	$162,000	$158,727
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	212,000	218,467
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/21	361,000	372,466
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	365,000	405,760
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(5)	150,000	159,104
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.29% due 05/15/77	65,000	44,863
Morgan Stanley Senior Notes 5.55% due 04/27/17	492,000	502,629
Morgan Stanley Senior Notes 5.63% due 09/23/19	208,000	211,423
Morgan Stanley Senior Notes 6.63% due 04/01/18	378,000	405,030
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	49,000	47,239

		8,415,026

Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	290,000	295,525
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	162,000	165,094
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	740,000	772,125

		1,232,744

Diversified Manufacturing Operations — 0.3%
General Electric Co. Senior Notes 5.25% due 12/06/17	85,000	95,291
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/15	700,000	570,500
Harsco Corp. Senior Notes 2.70% due 10/15/15	377,000	386,543
Illinois Tool Works, Inc. Senior Notes 3.38% due 09/15/21*	104,000	104,475
Illinois Tool Works, Inc. Senior Notes 4.88% due 09/15/41*	156,000	157,265
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	230,000	238,936

		1,553,010

Security Description	Principal Amount(15)	Value (Note 2)

Electric - Distribution — 0.1%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.25% due 09/01/50	$203,000	$203,225
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	180,000	188,497

		391,722

Electric - Generation — 0.7%
AES Corp. Senior Notes 8.00% due 10/15/17	1,340,000	1,407,000
Edison Mission Energy Senior Notes 7.63% due 05/15/27	1,230,000	774,900
Homer City Funding LLC Senior Sec. Notes 8.14% due 10/01/19	208,000	170,560
Midwest Generation LLC Pass Through Certs., Series B 8.56% due 01/02/16(3)	183,590	180,836
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17(3)	425,889	432,277
Sithe/Independence Funding Corp. Senior Sec. Notes 9.00% due 12/30/13	607,512	674,897

		3,640,470

Electric - Integrated — 0.8%
Arizona Public Service Co. Senior Notes 5.05% due 09/01/41	123,000	119,790
Cleco Power LLC Senior Notes 6.00% due 12/01/40	187,000	208,639
Commonwealth Edison Co. 1st. Mtg. Notes 1.95% due 09/01/16	164,000	163,745
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	336,000	382,858
Duke Energy Corp. Senior Notes 3.55% due 09/15/21	264,000	260,919
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	92,000	96,488
Exelon Corp. Senior Notes 5.63% due 06/15/35	190,000	193,797
Georgia Power Co. Senior Notes 3.00% due 04/15/16	153,000	161,062
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/21	138,000	145,436
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17(3)	236,996	242,921
Nevada Power Co. Bonds 5.45% due 05/15/41	160,000	178,457
Nisource Finance Corp. Company Guar. Notes 5.95% due 06/15/41	172,000	176,011

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	$390,000	$498,401
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	238,000	274,229
PPL Electric Utilities Corp. 1st Mtg. Notes 5.20% due 07/15/41	62,000	68,293
SCANA Corp. Senior Notes 4.75% due 05/15/21	213,000	224,492
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(3)(4)	725,000	0
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/20*	705,000	595,725

		3,991,263

Electronic Components - Misc. — 0.2%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	1,112,000	1,068,910

Electronic Components - Semiconductors — 0.3%
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	1,255,000	1,320,887
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	214,000	261,505

		1,582,392

Electronics - Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	299,000	310,597

Finance - Auto Loans — 0.5%
Ford Motor Credit Co., LLC Senior Notes 5.88% due 08/02/21	1,721,000	1,726,648
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	910,000	905,450

		2,632,098

Finance - Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	153,000	159,933

Finance - Credit Card — 0.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	108,000	107,865

Finance - Investment Banker/Broker — 0.6%
GFI Group, Inc. Senior Notes 8.38% due 07/19/18*	284,000	281,160
Jefferies Group, Inc. Senior Notes 5.13% due 04/13/18	373,000	371,845

Security Description	Principal Amount(15)	Value (Note 2)

Finance - Investment Banker/Broker (continued)
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 0.00% due 05/31/12†(5)(10)(12)	$101,000	$10
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(10)(12)	97,000	24,129
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(10)(12)	111,000	55
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(10)(12)	143,000	71
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	283,000	285,808
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	424,000	372,686
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	106,000	105,709
MF Global Holdings, Ltd. Senior Notes 6.25% due 08/08/16	178,000	173,854
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18	920,000	920,000
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	297,000	308,322

		2,843,649

Finance - Leasing Companies — 0.1%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	122,000	123,848
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	144,000	148,158

		272,006

Finance - Other Services — 0.3%
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	1,290,000	1,270,650

Financial Guarantee Insurance — 0.4%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	2,630,000	1,867,300

Firearms & Ammunition — 0.2%
FGI Operating Co, Inc. Senior Sec. Notes 10.25% due 08/01/15	887,000	940,220

Food - Canned — 0.2%
Blue Merger Sub, Inc. Company Guar. Notes 7.63% due 02/15/19*	1,200,000	1,191,000

Food-Meat Products — 0.2%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	725,000	819,250

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food - Misc. — 0.2%
Kraft Foods, Inc. Senior Notes 5.38% due 02/10/20	$260,000	$295,308
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	736,000	857,332

		1,152,640

Food - Retail — 0.1%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	241,000	288,083
Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17	400,000	416,000

		704,083

Funeral Services & Related Items — 0.2%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	1,025,000	1,009,625

Gambling (Non - Hotel) — 0.1%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	619,398	309,699

Gas - Distribution — 0.1%
Southern Union Co. Senior Notes 7.60% due 02/01/24	198,000	240,617

Gas - Transportation — 0.2%
Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/13	820,000	811,800

Gold Mining — 0.1%
Barrick North America Finance LLC Company Guar. Notes 4.40% due 05/30/21*	263,000	275,289

Home Furnishings — 0.1%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	666,000	636,030

Independent Power Producers — 0.9%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	995,000	1,019,875
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(3)(4)	1,615,000	0
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	1,450,000	1,450,000
NGC Corp. Capital Trust I Company Guar. Notes 8.32% due 06/01/27†	750,000	270,000
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18*	575,000	569,250
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	925,000	934,250

		4,243,375

Security Description	Principal Amount(15)	Value (Note 2)

Insurance - Life/Health — 0.3%
Jefferson - Pilot Corp. Senior Notes 4.75% due 01/30/14	$145,000	$154,134
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	187,000	192,371
Protective Life Corp. Senior Notes 8.45% due 10/15/39	396,000	451,431
Prudential Financial, Inc. Senior Notes 3.00% due 05/12/16	230,000	229,167
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	304,000	306,948
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	287,000	307,023

		1,641,074

Insurance - Multi-line — 0.4%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	184,000	163,305
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	1,600,000	1,616,000

		1,779,305

Insurance - Mutual — 0.3%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	135,000	142,225
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*	182,000	176,190
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	295,000	277,300
Liberty Mutual Group, Inc. FRS Company Guar. Notes 10.75% due 06/15/88*	840,000	1,033,200

		1,628,915

Investment Companies — 0.1%
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	410,000	433,575

Marine Services — 0.3%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19*	1,546,000	1,468,700

Medical Instruments — 0.3%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	1,510,000	1,500,562

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 4.70% due 04/01/21	328,000	350,945

Medical Products — 0.4%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	244,000	308,791

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical Products (continued)
Johnson & Johnson Notes 5.55% due 08/15/17	$330,000	$397,925
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	840,000	879,900
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(6)	600,000	595,500

		2,182,116

Medical - Biomedical/Gene — 0.4%
Amgen, Inc. Senior Notes 2.30% due 06/15/16	354,000	362,012
Amgen, Inc. Senior Notes 5.65% due 06/15/42	410,000	448,670
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	1,090,000	1,190,825
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	205,000	220,512

		2,222,019

Medical - Drugs — 0.2%
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/19*	1,220,000	1,235,250

Medical - Hospitals — 1.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	800,000	782,000
HCA, Inc. Senior Notes 7.50% due 11/15/95	1,625,000	1,259,375
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	1,210,000	1,318,900
IASIS Healthcare LLC/IASIS Capital Corp. Senior Notes 8.38% due 05/15/19*	675,000	590,625
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	648,000	596,160
Tenet Healthcare Corp. Senior Sec. Notes 10.00% due 05/01/18	931,000	1,024,100

		5,571,160

Metal - Aluminum — 0.1%
Alcoa, Inc. Senior Notes 5.55% due 02/01/17	318,000	339,289
Alcoa, Inc. Senior Notes 5.90% due 02/01/27	266,000	266,704

		605,993

Metal - Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	225,000	242,719

Security Description	Principal Amount(15)	Value (Note 2)

Metal - Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 6.25% due 10/01/40	$120,000	$118,834

Motion Pictures & Services — 0.1%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	425,000	429,250

MRI/Medical Diagnostic Imaging — 0.2%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	1,085,000	1,071,437

Multimedia — 0.3%
Haights Cross Operating Co. FRS Limited Guar. Notes 16.00% due 03/15/14†(3)(4)(12)	57,636	7,204
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	140,000	159,147
NBCUniversal Media LLC Senior Notes 2.88% due 04/01/16	310,000	317,648
NBCUniversal Media LLC Senior Notes 4.38% due 04/01/21	194,000	199,111
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	205,000	215,298
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	286,000	327,884
Walt Disney Co. Senior Notes 2.75% due 08/16/21	209,000	206,130

		1,432,422

Music — 0.3%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	1,240,000	1,264,800

Non - Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/03†(3)(4)(7)(8)	75,000	0

Non - Hazardous Waste Disposal — 0.2%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	389,000	408,449
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/41	82,000	85,201
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	185,000	205,443
Waste Management, Inc. Company Guar. Notes 2.60% due 09/01/16	178,000	180,392

		879,485

Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 11.00% due 10/12/15	38,000	38,760
Xerox Corp. Senior Notes 4.50% due 05/15/21	276,000	285,413

		324,173

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production — 2.7%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	$855,000	$812,250
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	245,000	261,068
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	775,000	790,500
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	990,000	945,450
Chesapeake Energy Corp. Company Guar. Notes 6.13% due 02/15/21	425,000	431,375
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/20	1,015,000	1,060,675
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	360,000	376,200
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/21	445,000	436,100
Encore Acquisition Co. Company Guar. Notes 9.50% due 05/01/16	490,000	536,550
EV Energy Partners LP / EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19*	1,080,000	1,058,400
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.63% due 04/15/21*	450,000	454,500
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	1,850,000	1,979,500
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16*	1,590,000	1,363,425
Noble Energy, Inc. Senior Notes 6.00% due 03/01/41	282,000	305,807
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	515,000	576,998
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	325,000	359,125
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	847,000	889,350
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21*	565,000	550,875
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	442,000	498,948

		13,687,096

Oil Companies - Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	645,000	706,613
Hess Corp. Senior Notes 5.60% due 02/15/41	147,000	151,901

Security Description	Principal Amount(15)	Value (Note 2)

Oil Companies - Integrated (continued)
Hess Corp. Senior Notes 7.88% due 10/01/29	$495,000	$639,077

		1,497,591

Oil Field Machinery & Equipment — 0.2%
Cameron International Corp. Senior Notes 4.50% due 06/01/21	322,000	345,882
Dresser-Rand Group, Inc. Company Guar. Notes 6.50% due 05/01/21*	505,000	494,900

		840,782

Oil Refining & Marketing — 0.2%
Sunoco Logistics Partners Operations LP Company Guar. Notes 6.10% due 02/15/42	189,000	187,096
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*	945,000	1,034,775

		1,221,871

Oil - Field Services — 0.3%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	615,000	596,550
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	530,000	540,600
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19*	580,000	580,000

		1,717,150

Paper & Related Products — 0.6%
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	1,290,000	1,277,100
Mercer International, Inc. Company Guar. Notes 9.50% due 12/01/17	689,000	685,555
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	980,000	1,055,521

		3,018,176

Pipelines — 1.2%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	600,000	610,500
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	950,000	973,750
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41	591,000	567,105
Enterprise Products Operating LLC Company Guar. Notes 5.20% due 09/01/20	90,000	98,298
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/41	194,000	201,631
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18*	1,075,000	1,037,375

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	$470,000	$520,874
Kinder Morgan Energy Partners LP Senior Notes 5.63% due 09/01/41	170,000	164,074
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	75,000	79,699
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	265,000	270,300
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/20	310,000	317,750
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	249,000	286,285
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/18	520,000	530,400
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21*	186,000	196,359
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	350,000	343,000

		6,197,400

Printing - Commercial — 0.1%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/21	770,000	729,575

Private Corrections — 0.2%
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/21	850,000	837,250

Publishing - Newspapers — 0.2%
McClatchy Co. Senior Sec. Notes 11.50% due 02/15/17	1,260,000	1,215,900

Real Estate Investment Trusts — 0.8%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	308,000	310,932
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	308,000	302,036
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	695,000	727,594
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	925,000	975,875
HCP, Inc. Senior Notes 3.75% due 02/01/16	175,000	176,745
HCP, Inc. Senior Notes 5.38% due 02/01/21	189,000	192,551
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	140,000	139,584

Security Description	Principal Amount(15)	Value (Note 2)

Real Estate Investment Trusts (continued)
National Retail Properties, Inc. Senior Notes 5.50% due 07/15/21	$191,000	$197,032
Sabra Health Care LP / Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	1,170,000	1,114,425

		4,136,774

Real Estate Management/Services — 0.3%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19*	1,735,000	1,659,094

Real Estate Operations & Development — 0.3%
First Industrial LP Senior Notes 5.75% due 01/15/16	1,255,000	1,257,145

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(3)(4)(6)	1,625,000	163

Rental Auto/Equipment — 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	650,000	664,625
B-Corp Merger Sub, Inc. Senior Notes 8.25% due 06/01/19*	925,000	860,250
Hertz Corp. Company Guar. Notes 7.50% due 10/15/18*	800,000	784,000
RSC Equipment Rental Inc/RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	1,000,000	932,500
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	800,000	730,000

		3,971,375

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/21	460,000	465,750

Retail-Discount — 0.2%
Target Corp. Senior Notes 1.13% due 07/18/14	128,000	128,936
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/20	386,000	401,551
Wal-Mart Stores, Inc. Senior Notes 4.25% due 04/15/21	263,000	287,502
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	208,000	224,258

		1,042,247

Retail-Drug Store — 0.4%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	362,000	425,076
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/33*	266,383	287,659

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Drug Store (continued)
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/20	$1,075,000	$1,128,750

		1,841,485

Retail - Jewelry — 0.2%
Claire’s Stores, Inc. Sec. Notes 8.88% due 03/15/19	1,250,000	1,067,188

Retail - Propane Distribution — 0.2%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 08/01/21*	615,000	590,400
Inergy LP/Inergy Finance Corp. Company Guar. Notes 7.00% due 10/01/18	215,000	209,088

		799,488

Retail - Regional Department Stores — 0.2%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	720,000	821,753

Retail - Restaurants — 0.3%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	880,000	915,200
Landry’s Restaurants, Inc. Sec. Notes 11.63% due 12/01/15	700,000	736,750

		1,651,950

Retail - Toy Stores — 0.2%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	1,200,000	1,224,000

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(3)(4)(7)(8)	25,000	0

Schools — 0.1%
Massachusetts Institute of Technology Notes 5.60% due 07/01/11	200,000	241,457

Seismic Data Collection — 0.1%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	745,000	651,875

Special Purpose Entities — 0.1%
FUEL Trust Sec. Notes 3.98% due 06/15/16*	269,000	268,224
FUEL Trust Sec. Notes 4.21% due 04/15/16*	220,000	221,219

		489,443

Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/20	109,000	126,070

Security Description	Principal Amount(15)	Value (Note 2)

Steel - Producers — 0.5%
JMC Steel Group Senior Notes 8.25% due 03/15/18*	$825,000	$806,437
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	450,000	461,813
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	1,000,000	1,021,250

		2,289,500

Storage/Warehousing — 0.1%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	533,000	518,343

Telecom Services — 0.4%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	270,000	298,012
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	25,000	21,375
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	125,000	106,875
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.27% due 12/11/23	250,000	213,750
Embarq Corp. Senior Notes 7.08% due 06/01/16	217,000	236,269
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	1,200,000	1,281,000

		2,157,281

Telephone - Integrated — 1.2%
AT&T, Inc. Senior Notes 5.35% due 09/01/40	321,000	327,051
AT&T, Inc. Senior Notes 5.55% due 08/15/41	162,000	170,733
AT&T, Inc. Senior Notes 6.45% due 06/15/34	208,000	235,723
BellSouth Corp. Senior Notes 6.55% due 06/15/34	182,000	205,526
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	210,000	187,346
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	593,000	577,453
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	473,000	436,075
Cincinnati Bell, Inc. Company Guar. Notes 8.25% due 10/15/17	775,000	773,063
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/20	270,000	265,950

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	$1,575,000	$1,628,156
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	105,000	106,313
Verizon Communications, Inc. Senior Notes 1.95% due 03/28/14	410,000	419,132
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	354,000	430,551

		5,763,072

Television — 0.1%
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(6)	273,848	252,625

Theaters — 0.2%
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/21*	885,000	856,238

Therapeutics — 0.3%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC Company Guar. Notes 7.75% due 09/15/18*	1,740,000	1,709,550

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.95% due 09/15/41	119,000	117,653
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	200,000	215,240

		332,893

Transport-Services — 0.3%
Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	1,055,000	1,076,100
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	116,000	121,937
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	117,000	121,405

		1,319,442

Web Hosting/Design — 0.2%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	970,000	1,028,200

Wire & Cable Products — 0.1%
Coleman Cable, Inc. Company Guar. Notes 9.00% due 02/15/18	550,000	548,625

Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	10,220	11,538

Total U.S. CORPORATE BONDS & NOTES
(cost $220,193,940)		215,422,285

Security Description	Principal Amount(15)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 9.5%
Airlines — 0.1%
TAM Capital 3, Inc. Company Guar. Notes 8.38% due 06/03/21*	$270,000	$268,650

Auto - Cars/Light Trucks — 0.3%
Jaguar Land Rover PLC Company Guar. Notes 8.13% due 05/15/21*	1,375,000	1,289,062

Banks - Commercial — 1.3%
Banco ABC Brasil SA Sub. Notes 7.88% due 04/08/20*	430,000	414,950
Banco Cruzeiro do Sul SA Sub. Notes 8.88% due 09/22/20*	450,000	408,624
Banco de Galicia y Buenos Aires Senior Notes 8.75% due 05/04/18*	340,000	333,200
Banco do Brasil SA Sub. Notes 5.88% due 01/26/22*	390,000	390,975
Banco Internacional del Peru SAA Senior Notes 5.75% due 10/07/20*	290,000	281,300
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(5)	338,000	277,160
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	140,000	138,580
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(5)	186,000	144,150
Dresdner Bank AG/New York Sub. Notes 7.25% due 09/15/15	272,000	269,084
Finansbank AS Senior Notes 5.50% due 05/11/16*	380,000	356,725
Groupe BPCE FRS Jr. Sub Notes 3.35% due 09/30/11(5)	78,000	41,007
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/20*	435,000	419,514
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/20*(5)	2,100,000	1,785,000
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(5)	120,000	123,600
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	339,000	341,516
Standard Chartered PLC Senior Notes 3.20% due 05/12/16*	338,000	337,138
Toronto-Dominion Bank Senior Notes 2.50% due 07/14/16	334,000	343,673
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 03/30/12(5)	570,000	347,700

		6,753,896

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued}
Banks - Money Center — 0.1%
ABN Amro Bank NV FRS Senior Notes 2.02% due 01/30/14*	$92,000	$91,077
ABN Amro Bank NV Senior Notes 3.00% due 01/31/14*	135,000	136,668
Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/20*	166,000	155,563

		383,308

Banks - Mortgage — 0.1%
Alfa Bank OJSC Via Alfa Bond Issuance PLC Senior Sec. Notes 7.88% due 09/25/17*	350,000	350,909

Banks - Special Purpose — 0.4%
Export - Import Bank of Korea Senior Notes 3.75% due 10/20/16	452,000	457,180
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.75% due 09/25/15	NOK 8,400,000	1,590,705

		2,047,885

Building & Construction Products - Misc. — 0.2%
Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/20*	360,000	363,150
Desarrolladora Homex SAB de CV Company Guar. Notes 9.50% due 12/11/19*	400,000	419,000
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.50% due 01/21/20*	330,000	356,400

		1,138,550

Building Products - Cement — 0.1%
Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/20*	330,000	341,550

Building - Heavy Construction — 0.1%
Empresas ICA SAB de CV Company Guar. Notes 8.90% due 02/04/21*	320,000	315,200

Cellular Telecom — 0.5%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/16	341,000	338,231
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/40	226,000	251,305
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Sec. Notes 7.75% due 02/02/21*	1,925,000	1,891,312

		2,480,848

Chemicals - Diversified — 0.3%
Fufeng Group, Ltd. Company Guar. Notes 7.63% due 04/13/16*	250,000	230,000
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	1,100,000	1,086,906

		1,316,906

Security Description	Principal Amount(15)	Value (Note 2)

Chemicals - Plastics — 0.3%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	$1,175,000	$1,310,125

Computers - Memory Devices — 0.2%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18*	1,205,000	1,195,962

Diversified Banking Institutions — 0.2%
Royal Bank of Scotland Group PLC FRS Jr. Sub. Notes 7.65% due 09/30/31(5)	1,350,000	1,012,500

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18*	385,000	418,688

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	179,000	216,570
Teck Resources, Ltd. Company Guar. Notes 3.15% due 01/15/17	160,000	164,346

		380,916

Diversified Operations — 0.2%
Metalloinvest Finance, Ltd. Company Guar. Notes 6.50% due 07/21/16*	360,000	352,080
Votorantim Cimentos SA Company Guar. Notes 7.25% due 04/05/41*	535,000	526,975

		879,055

Electric - Generation — 0.2%
AES Andres Dominicana/Itabo Dominicana, Ltd. Senior Sec. Notes 9.50% due 11/12/20*	245,000	257,863
Emgesa SA ESP Senior Notes 8.75% due 01/25/21*	COP 1,002,000,000	607,455

		865,318

Finance - Other Services — 0.2%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*	1,200,000	1,182,000

Gold Mining — 0.2%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	404,000	412,031
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	340,000	324,299
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*	311,000	313,031

		1,049,361

Import/Export — 0.1%
Marfrig Overseas, Ltd. Company Guar. Notes 9.50% due 05/04/20*	420,000	350,700

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(3)(4)(8)(9)	$175,000	$0

Insurance - Multi-line — 0.4%
Aegon NV FRS Jr. Sub. Notes 3.29% due 07/15/14(5)	62,000	32,550
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(5)	2,010,000	1,798,950
XL Group PLC Senior Notes 5.25% due 09/15/14	219,000	235,010
XL Group PLC Senior Notes 6.38% due 11/15/24	142,000	148,735

		2,215,245

Insurance - Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	191,000	219,086

Medical - Drugs — 0.1%
Hypermarcas SA Senior Sec. Notes 6.50% due 04/20/21*	290,000	281,590

Metal - Diversified — 0.1%
Vedanta Resources PLC Senior Notes 8.25% due 06/07/21	215,000	205,325
Vedanta Resources PLC Senior Notes 8.25% due 06/07/21*	380,000	362,900

		568,225

Municipal Bonds — 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/16*	780,000	750,149

Oil & Gas Drilling — 0.2%
Ensco PLC Senior Notes 4.70% due 03/15/21	534,000	558,192
Transocean, Inc. Company Guar. Notes 6.00% due 03/15/18	235,000	260,050

		818,242

Oil Companies - Exploration & Production — 0.3%
KazMunayGas National Co. Senior Notes 6.38% due 04/09/21*	440,000	456,500
MIE Holdings Corp. Senior Notes 9.75% due 05/12/16	310,000	296,050
Nexen, Inc. Senior Notes 7.50% due 07/30/39	378,000	438,706
QGOG Atlantic/Alaskan Rigs, Ltd. Senior Sec. Notes 5.25% due 07/30/18*	390,000	387,270

		1,578,526

Security Description	Principal Amount(15)	Value (Note 2)

Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	$479,000	$501,238
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	398,000	424,254
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	387,000	494,949
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/27	300,000	147,000
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/17	850,000	607,750
Petroleos de Venezuela SA Company Guar. Notes 12.75% due 02/17/22	270,000	218,700
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/21*	266,000	288,803
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/41*	330,000	355,470

		3,038,164

Oil - Field Services — 0.0%
Weatherford International, Ltd., Bermuda Company Guar. Notes 6.75% due 09/15/40	206,000	224,914

Paper & Related Products — 0.3%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	275,000	297,687
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*	1,275,000	1,134,750

		1,432,437

Petrochemicals — 0.1%
Braskem Finance, Ltd. Company Guar. Notes 7.00% due 05/07/20*	410,000	439,725

Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	222,000	223,803

Real Estate Operations & Development — 0.4%
China Resources Land, Ltd. Senior Notes 4.63% due 05/19/16*	380,000	370,914
Country Garden Holdings Co. Senior Notes 11.13% due 02/23/18*	355,000	354,113
Country Garden Holdings Co. Company Guar. Notes 11.25% due 04/22/17*	445,000	448,337
Longfor Properties Co., Ltd. Company Guar. Notes 9.50% due 04/07/16*	420,000	407,400
Shimao Property Holdings, Ltd. Company Guar. Notes 9.65% due 08/03/17	310,000	263,090

		1,843,854

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Satellite Telecom — 0.2%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/19*	$1,250,000	$1,206,250

Semiconductor Equipment — 0.0%
MagnaChip Semiconductor SA/ MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/18	160,000	166,400

Sovereign Agency — 0.1%
Eskom Holdings, Ltd. Senior Notes 5.75% due 01/26/21*	510,000	547,230

Special Purpose Entities — 0.1%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15*†(4)(9)(12)	560,000	11,200
Marfrig Holding Europe BV Company Guar. Notes 8.38% due 05/09/18*	240,000	201,600
SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/17*(5)	121,000	119,790

		332,590

Steel - Producers — 0.4%
China Oriental Group Co., Ltd. Senior Sec. Notes 8.00% due 08/18/15	300,000	288,000
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	565,000	538,163
Evraz Group SA Senior Notes 6.75% due 04/27/18*	370,000	353,708
Severstal JSC Via Steel Capital SA Notes 6.25% due 07/26/16*	370,000	365,206
Severstal OAO Via Steel Capital SA Notes 6.70% due 10/25/17*	300,000	298,173

		1,843,250

SupraNational Banks — 0.0%
Asian Development Bank Senior Notes 5.82% due 06/16/28	168,000	206,191

Telecom Services — 0.1%
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/18*	610,000	571,875

Telephone - Integrated — 0.4%
British Telecommunications PLC Senior Notes 8.63% due 12/15/30	255,000	372,167
Deutsche Telekom International Finance BV Company Guar. Notes 3.13% due 04/11/16*	378,000	386,491
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15	423,000	416,109
Telecom Italia Capital SA Company Guar. Notes 7.00% due 06/04/18	265,000	273,257

Security Description	Principal Amount(15)	Value (Note 2)

Telephone - Integrated (continued)
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/21	$532,000	$514,544
Telefonica Emisones SAU Company Guar. Notes 6.42% due 06/20/16	125,000	131,368

		2,093,936

Transport - Marine — 0.1%
CMA CGM SA Senior Notes 8.50% due 04/15/17*	1,200,000	546,000

Transport - Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 6.50% due 05/15/18	450,000	541,193

Transport - Services — 0.1%
Inversiones Alsacia SA Company Guar. Notes 8.00% due 08/18/18*	550,000	517,475

Total Foreign Corporate Bonds & Notes
(cost $49,110,465)		47,537,739

FOREIGN GOVERNMENT AGENCIES — 16.2%
Regional Authority — 0.1%
Province of British Columbia Canada Senior Notes 2.85% due 06/15/15	479,000	512,768

Sovereign — 15.9%
Commonwealth of Australia Bonds 4.50% due 10/21/14	AUD 2,000,000	2,180,595
Dominican Republic Senior Notes 7.50% due 05/06/21*	1,147,000	1,173,381
Dominican Republic Bonds 7.50% due 05/06/21	1,240,000	1,268,520
Federal Republic of Brazil Senior Notes 4.88% due 01/22/21	550,000	609,125
Federal Republic of Brazil Notes 5.88% due 01/15/19	640,000	755,200
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/37	430,000	570,825
Federal Republic of Brazil Notes 8.75% due 02/04/25	1,060,000	1,550,250
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR 590,000	1,025,603
Government of Australia Bonds 6.00% due 02/15/17	AUD 550,000	644,740
Government of Bermuda Senior Notes 5.60% due 07/20/20*	265,000	297,462
Government of Canada Bonds 4.25% due 06/01/18	CAD 2,090,000	2,436,590
Government of Canada Bonds 5.75% due 06/01/29	CAD 1,840,000	2,606,156

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Government of Japan Senior Bonds 2.10% due 03/20/27	JPY 117,600,000	$1,638,963
Government of Sri Lanka Bonds 6.25% due 07/27/21*	542,000	541,930
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK 10,740,000	2,198,953
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK 4,310,000	884,469
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK 9,300,000	1,625,062
Republic of Argentina Notes 2.50% due 12/31/38(11)	1,552,637	632,700
Republic of Argentina Senior Bonds 7.00% due 10/03/15	830,000	811,325
Republic of Argentina Bonds 7.00% due 04/17/17	840,000	760,200
Republic of Argentina Bonds 8.28% due 12/31/33	1,434,516	1,176,303
Republic of Belarus Bonds 8.75% due 08/03/15	480,000	405,600
Republic of Belarus Senior Notes 8.95% due 01/26/18	490,000	409,150
Republic of Chile Bonds 5.50% due 08/05/20	CLP 356,000,000	830,770
Republic of Colombia Bonds 4.38% due 07/12/21	430,000	453,650
Republic of Colombia Senior Bonds 7.38% due 09/18/37	600,000	808,500
Republic of Colombia Senior Bonds 8.13% due 05/21/24	250,000	345,000
Republic of Croatia Notes 6.38% due 03/24/21	390,000	382,687
Republic of Croatia Notes 6.63% due 07/14/20	380,000	381,900
Republic of Croatia Notes 6.75% due 11/05/19	370,000	376,012
Republic of El Salvador Senior Bonds 8.25% due 04/10/32	300,000	336,000
Republic of Hungary Senior Bonds 6.38% due 03/29/21	720,000	745,200
Republic of Hungary Bonds 7.63% due 03/29/41	1,390,000	1,462,975

Security Description	Principal Amount(15)		Value (Note 2)

Sovereign (continued)
Republic of Indonesia Bonds 4.88% due 05/05/21		$760,000	$808,450
Republic of Indonesia Senior Notes 4.88% due 05/05/21*		1,010,000	1,074,387
Republic of Indonesia Senior Bonds 5.88% due 03/13/20		760,000	875,900
Republic of Indonesia Bonds 6.63% due 02/17/37		700,000	836,500
Republic of Indonesia Senior Bonds 6.88% due 01/17/18		730,000	868,700
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		810,000	1,158,300
Republic of Indonesia Senior Notes 11.63% due 03/04/19		420,000	631,050
Republic of Ivory Coast Senior Bonds 2.50% due 12/31/32†(12)		940,000	491,150
Republic of Latvia Bonds 5.25% due 06/16/21*		290,000	287,026
Republic of Lithuania Notes 6.13% due 03/09/21		360,000	385,650
Republic of Lithuania Notes 7.38% due 02/11/20		680,000	788,800
Republic of Peru Senior Bonds 5.63% due 11/18/50		250,000	260,625
Republic of Peru Senior Bonds 6.55% due 03/14/37		183,000	223,718
Republic of Peru Senior Bonds 7.35% due 07/21/25		609,000	794,745
Republic of Peru Senior Bonds 8.75% due 11/21/33		380,000	564,300
Republic of Poland Bonds 5.13% due 04/21/21		650,000	676,000
Republic of Singapore Senior Bonds 2.38% due 04/01/17	SGD	1,475,000	1,332,934
Republic of Sri Lanka Senior Notes 6.25% due 10/04/20		730,000	742,775
Republic of the Philippines Bonds 4.00% due 01/15/21		770,000	784,437
Republic of the Philippines Senior Bonds 6.25% due 01/14/36	PHP	33,000,000	759,966
Republic of the Philippines Senior Bonds 6.38% due 10/23/34		650,000	768,625

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount(15)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of the Philippines Senior Bonds 6.50% due 01/20/20		$1,280,000	$1,534,400
Republic of the Philippines Senior Bonds 7.75% due 01/14/31		300,000	400,500
Republic of the Philippines Bonds 8.38% due 06/17/19		1,400,000	1,841,000
Republic of the Philippines Bonds 9.88% due 01/15/19		270,000	375,975
Republic of the Philippines Senior Bonds 10.63% due 03/16/25		245,000	388,325
Republic of Turkey Bonds zero coupon due 02/20/13	TRY	650,000	337,921
Republic of Turkey Bonds 5.63% due 03/30/21		730,000	771,062
Republic of Turkey Bonds 6.00% due 01/14/41		380,000	378,100
Republic of Turkey Notes 6.75% due 04/03/18		1,000,000	1,145,500
Republic of Turkey Senior Notes 6.88% due 03/17/36		1,050,000	1,173,375
Republic of Turkey Senior Bonds 7.00% due 09/26/16		465,000	531,495
Republic of Turkey Senior Notes 7.00% due 06/05/20		250,000	290,000
Republic of Turkey Notes 7.25% due 03/15/15		340,000	385,050
Republic of Turkey Senior Notes 7.38% due 02/05/25		620,000	740,900
Republic of Turkey Senior Notes 7.50% due 11/07/19		580,000	693,100
Republic of Turkey Senior Notes 8.00% due 02/14/34		467,000	586,085
Republic of Turkey Bonds 11.88% due 01/15/30		460,000	785,450
Republic of Uruguay Bonds 8.00% due 11/18/22		580,000	767,050
Republic of Venezuela Senior Bonds 8.50% due 10/08/14		1,000,000	902,500
Republic of Venezuela Bonds 9.00% due 05/07/23		500,000	343,750
Republic of Venezuela Bonds 12.75% due 08/23/22		1,050,000	909,825

Security Description	Principal Amount(15)	Value (Note 2)

Sovereign (continued)
Russian Federation Senior Bonds 5.00% due 04/29/20*	$700,000	$743,750
Russian Federation Senior Bonds 7.50% due 03/31/30	1,673,775	2,002,337
Russian Federation Bonds 7.85% due 03/10/18*	RUB 15,000,000	543,424
Russian Federation Bonds 7.85% due 03/10/18	RUB 15,000,000	545,502
Russian Federation Notes 12.75% due 06/24/28	1,040,000	1,843,400
State of Qatar Bonds 5.25% due 01/20/20	680,000	763,300
State of Qatar Bonds 6.55% due 04/09/19	420,000	510,300
Swiss Confederation Bonds 2.00% due 10/12/16	CHF 3,090,000	4,103,981
United Mexican States Senior Notes 6.05% due 01/11/40	690,000	791,085
United Mexican States Bonds 7.25% due 12/15/16	MXN 27,330,000	2,438,976
United Mexican States Senior Notes 7.50% due 04/08/33	740,000	999,000
United Mexican States Bonds 8.00% due 12/17/15	MXN 8,700,000	787,897
United Mexican States Bonds 8.00% due 06/11/20	MXN 4,000,000	370,442
United Mexican States Senior Bonds 8.30% due 08/15/31	210,000	301,350

		79,465,941

Sovereign Agency — 0.2%
European Union Senior Notes 3.25% due 04/04/18	EUR 151,000	226,449
Financing of Infrastrucural Projects State Enterprise Govt. Guar.Bonds 7.40% due 04/20/18	860,000	847,100

		1,073,549

Total Foreign Government Agencies
(cost $76,208,896)		81,052,258

U.S. GOVERNMENT AGENCIES — 12.8%
Federal Home Loan Mtg. Corp. — 3.6%
4.50% due 02/01/20	163,208	175,087
4.50% due 08/01/20	67,456	72,365
4.50% due 03/01/23	361,358	386,813
4.50% due 01/01/39	265,604	281,185
4.50% due 06/01/40	1,254,638	1,337,454
4.50% due 08/01/40	371,702	392,985
5.00% due 09/01/18	213,346	231,004

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 07/01/20	$141,803	$153,451
5.00% due 05/01/34	332,931	362,866
5.00% due 02/01/35	39,658	42,852
5.00% due 07/01/35	149,247	161,244
5.00% due 11/01/35	414,743	448,082
5.00% due 03/01/38	294,522	317,369
5.00% due 05/01/38	105,926	114,060
5.00% due 09/01/38	1,014,932	1,092,869
5.00% due 03/01/39	1,036,715	1,118,310
5.00% due 08/01/39	3,002,753	3,238,518
5.50% due 06/01/22	222,253	241,716
5.50% due 07/01/35	135,033	148,416
5.50% due 05/01/37	295,901	323,980
5.50% due 06/01/37	11,676	12,784
5.50% due 10/01/37	1,549,208	1,696,214
5.50% due 12/01/37	198,267	217,080
5.50% due 01/01/38	257,450	282,121
5.50% due 02/01/38	284,765	311,786
5.50% due 07/01/38	856,449	936,380
6.00% due 01/01/30	14,562	16,317
6.00% due 02/01/32	20,188	22,621
6.00% due 05/01/37	9,658	10,723
6.00% due 10/01/37	162,406	180,310
6.00% due 10/01/39	1,526,395	1,691,320
6.50% due 07/01/29	2,122	2,441
6.50% due 12/01/35	444	505
6.50% due 02/01/36	68,845	78,217
6.50% due 11/01/37	197,389	222,534
7.00% due 06/01/29	7,862	9,075
Federal Home Loan Mtg. Corp. REMIC Series 3841, Class PA 5.00% due 12/15/40	956,333	1,058,446
Series 2626, Class SP FRS 6.44% due 02/15/18	9,412,475	751,189

		18,140,689

Federal National Mtg. Assoc. — 8.5%
4.00% due 06/01/39	846,010	882,847
4.00% due 09/01/40	2,787,782	2,893,485
4.50% due 06/01/19	130,994	140,654
4.50% due 01/01/39	163,690	173,343
4.50% due 12/01/39	2,679,662	2,864,063
4.50% due 04/01/40	4,349,408	4,633,761
4.50% due 07/01/40	948,254	1,004,914
4.50% due 08/01/40	897,032	949,231
4.50% due 11/01/40	329,335	348,499
5.00% due 03/15/16	163,000	191,358
5.00% due 01/01/23	337,075	363,341
5.00% due 04/01/23	270,065	291,109
5.00% due 04/01/35	1,855,432	2,008,118
5.00% due 01/01/37	61,612	66,509
5.00% due 03/01/37	97,871	105,925
5.00% due 05/01/37	16,263	17,556
5.00% due 06/01/37	293,587	316,921
5.00% due 07/01/37	369,064	398,397
5.00% due 09/01/39	2,130,534	2,319,176
5.00% due 05/01/40	943,439	1,019,012
5.00% due 07/01/40	1,006,038	1,086,624
5.00% due 08/01/40	1,090,318	1,177,657
5.50% due 03/01/18	8,313	9,036
5.50% due 11/01/22	97,927	106,342
5.50% due 01/01/29	24,024	26,522
5.50% due 05/01/29	11,069	12,210
5.50% due 06/01/34	136,817	150,655
5.50% due 08/01/34	697,153	767,664

Security Description	Principal Amount(15)	Value (Note 2)

Federal National Mtg. Assoc. (continued)
5.50% due 03/01/35	$1,061,030	$1,168,343
5.50% due 09/01/36	893,347	980,909
5.50% due 11/01/36	23,685	26,007
5.50% due 04/01/37	170,195	186,558
5.50% due 08/01/37	4,372,091	4,798,403
5.50% due 03/01/38	272,878	298,771
6.00% due 02/01/32	47,068	52,757
6.00% due 10/01/34	1,598	1,786
6.00% due 10/01/35	367,778	409,585
6.00% due 07/01/37	85,769	95,117
6.00% due 08/01/37	299,588	332,239
6.00% due 10/01/37	293,502	327,599
6.00% due 11/01/38	2,282,091	2,530,809
6.00% due 12/01/38	3,042,095	3,371,741
6.50% due 12/01/31	34,962	39,942
6.50% due 02/01/35	69,091	78,241
6.50% due 07/01/36	111,201	125,371
6.50% due 11/01/37	295,536	332,087
6.50% due 10/01/38	1,756,218	1,972,136
8.50% due 08/01/31	2,350	2,781
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41	979,993	1,073,575

		42,529,686

Government National Mtg. Assoc. — 0.7%
5.50% due 08/15/39	1,524,678	1,702,496
6.00% due 08/15/39	1,797,397	2,033,861

		3,736,357

Total U.S. Government Agencies
(cost $61,817,546)		64,406,732

U.S. GOVERNMENT TREASURIES — 6.0%
United States Treasury Bonds — 0.9%
2.13% due 02/15/40 TIPS(13)	250,649	308,083
2.13% due 02/15/41 TIPS(13)	206,154	254,504
4.38% due 02/15/38	204,000	234,218
4.38% due 11/15/39	190,000	217,520
4.38% due 05/15/41	997,000	1,142,652
4.50% due 05/15/38	203,000	237,637
4.50% due 08/15/39	112,000	130,830
4.63% due 02/15/40	161,000	191,841
5.25% due 11/15/28	1,385,000	1,788,813
8.13% due 08/15/19	117,000	173,087

		4,679,185

United States Treasury Notes — 5.1%
0.50% due 05/31/13	149,000	149,809
0.63% due 07/15/14	448,000	452,095
0.75% due 06/15/14	4,102,000	4,154,555
1.00% due 07/15/13	1,110,000	1,126,739
1.75% due 05/31/16	625,000	650,681
2.13% due 05/31/15	73,000	77,305
2.13% due 08/15/21	143,000	141,793
2.38% due 05/31/18	2,478,000	2,621,253
2.63% due 02/29/16	1,000,000	1,081,562
2.75% due 02/28/13	105,000	109,036
2.75% due 05/31/17	1,319,000	1,432,764
2.75% due 02/15/19	860,000	927,859
3.13% due 05/15/21	9,572,000	10,367,720
3.25% due 05/31/16	350,000	388,910
3.38% due 07/31/13	449,000	476,256
3.50% due 02/15/18	234,000	264,731
3.63% due 08/15/19	52,000	59,264
3.88% due 05/15/18	57,000	65,902

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

Security Description	Shares/ Principal Amount(15)	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
4.50% due 11/15/15	$536,000	$620,545
4.63% due 11/15/16	130,000	153,857

		25,322,636

Total U.S. Government Treasuries
(cost $28,684,978)		30,001,821

COMMON STOCK — 0.0%
Banks - Commercial — 0.0%
Lloyds Banking Group PLC†	219,033	119,449

Gambling (Non-Hotel) — 0.0%
Shreveport Gaming Holdings, Inc.(3)(4)(14)	1,280	327

Medical - Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(3)(4)(14)	5,372	134

Retail - Music Store — 0.0%
MTS, Inc.†(3)(4)(14)	3,863	0

Total Common Stock
(cost $146,675)		119,910

PREFERRED STOCK — 0.9%
Banks - Commercial — 0.1%
CoBank ACB 11.00%*	5,396	296,105

Banks - Super Regional — 0.1%
US Bancorp FRS 3.50%	433	337,311
Wachovia Capital Trust IX 6.38%	4,350	108,750

		446,061

Diversified Banking Institutions — 0.5%
Ally Financial, Inc. 7.00%*	1,989	1,513,443
Goldman Sachs Group, Inc. 6.13%	39,600	974,160
HSBC Holdings PLC 8.00%	7,200	191,736

		2,679,339

Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%(11)	6,436	168,559

Electric - Integrated — 0.1%
Southern California Edison Co. FRS 5.87%	1,920	192,960

Finance - Investment Banker/Broker — 0.1%
JP Morgan Chase Capital XXIX 6.70%	13,680	349,524

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mgt. Corp. FRS 8.38%†	5,100	11,373

Special Purpose Entity — 0.0%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	9,200	188,600

Total Preferred Stock
(cost $4,494,904)		4,332,521

WARRANTS — 0.0%
Publishing - Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14†(3)(4)	3,043	0

Security Description	Shares/ Principal Amount(15)	Value (Note 2)

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00)†(3)(4)	157	$31,400
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.50)†(3)(4)	157	19,625

		51,025

Total Warrants
(cost $3,151)		51,025

Total Long - Term Investment Securities
(cost $470,634,242)		470,818,847

SHORT - TERM INVESTMENT SECURITIES — 4.8%
Time Deposits — 4.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 9/01/11 (cost $24,142,000)	$24,142,000	24,142,000

TOTAL INVESTMENTS (cost $494,776,242)(16)	98.8%	494,960,847
Other assets less liabilities	1.2	5,831,180

NET ASSETS —	100.0%	$500,792,027

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2011, the aggregate value of these securities was $107,382,700 representing 21.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Illiquid security. At August 31, 2011, the aggregate value of these securities was $70,053 representing 0.0% of net assets.
(5)	Perpetual maturity — maturity date reflects the next call date.
(6)	Income may be received in cash or additional shares at the discretion of the issuer.
(7)	Company has filed Chapter 7 bankruptcy protection.
(8)	Bond in default of interest and principal at maturity.
(9)	Company has filed bankruptcy in country of issuance.
(10)	Company has filed for Chapter 11 bankruptcy protection.
(11)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(12)	Bond in default
(13)	Principal amount of security is adjusted for inflation.
(14)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security.

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2011 — (continued)

In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2011, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Critical Care Systems International, Inc. Common Stock	06/17/04	635	$0
	11/09/04	4,737	0

		5,372	0	$134	$0.02	0.00%

MTS, Inc. Common Stock	03/16/04	3,863	0	0	0.00	0.00%
Shreveport Gaming Holdings, Inc. Common Stock	07/21/05	257	5,885
	07/29/05	1,023	23,552

		1,280	$29,437	327	$0.26	0.00%

				$461

(15)	Denominated in United States dollars unless otherwise indicated.
(16)	See Note 5 for cost of investments on a tax basis.

FDIC—Federal Deposit Insurance Corp.

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2011 and unless noted otherwise the dates shown are the original maturity dates.

Currency Legend

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

COP—Columbian Peso

EUR—Euro Dollar

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norweigian Krone

PHP—Philippines Peso

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$27,894,556	$—	$27,894,556
U.S. Corporate Bonds & Notes	—	213,893,657	1,528,628	215,422,285
Foreign Corporate Bonds & Notes	—	47,537,739	0	47,537,739
Foreign Government Agencies	—	81,052,258	—	81,052,258
U.S. Government Agencies	—	64,406,732	—	64,406,732
U.S. Government Treasuries	—	30,001,821	—	30,001,821
Common Stock	119,449	—	461	119,910
Preferred Stock	2,522,973	1,809,548	—	4,332,521
Warrants	—	—	51,025	51,025
Short-Term Investment Securities:
Time Deposits	—	24,142,000	—	24,142,000

Total	$2,642,422	$490,738,311	$1,580,114	$494,960,847

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
Balance as of 08/31/2010	$121,800	$3,766,446	$33,000	$302,460	$0
Accrued discounts/premiums	—	36,576	—	—	—
Realized gain (loss)	—	(600,835)	38,000	(170,827)	(18,990)
Change in unrealized appreciation (depreciation)(1)	18,200	805,862	(33,000)	99,135	70,015
Net purchases (sales)	(140,000)	(3,335,618)	(38,000)	(230,307)	—
Transfers in and/or out of Level 3(2)	—	856,197	—	—	—

Balance as of 08/31/2011	$—	$1,528,628	$0	$461	$51,025

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2011 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
$—	$(97,823)	$—	$(1,450)	$51,025

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2011

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND	INTERNATIONAL SMALL CAP EQUITY
ASSETS:
Investments at value (unaffiliated)*	$–	$44,254,966	$–	$432,822,244	$259,351,237	$575,515,217
Investments at value (affiliated)*	184,979,766	–	119,540,178	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	–	–

Total investments	184,979,766	44,254,966	119,540,178	432,822,244	259,351,237	575,515,217

Cash	282,311	476	215,533	900	35,214	1,630
Foreign cash*	–	–	–	–	–	8,970,217
Receivable for:
Trust shares sold	474,138	32	215,302	2,079,889	43,615	423,475
Dividends and interest	–	88,916	–	3,569,215	4,935,021	1,215,700
Investments sold	–	–	–	3,015,558	1,194,395	2,026,863
Prepaid expenses and other assets	4,913	5,705	4,214	9,103	8,791	16,013
Due from investment adviser for expense reimbursements/fee waivers	12,765	411	10,829	67,447	15,845	109,529
Variation margin on futures contracts	–	–	–	–	–	–

TOTAL ASSETS	185,753,893	44,350,506	119,986,056	441,564,356	265,584,118	588,278,644

LIABILITIES:
Payable for:
Trust shares reaquired	8,455	41,739	177,805	90,431	5,918	28,239
Investments purchased	465,683	431,109	37,497	7,916,598	2,834,416	1,895,178
Investment advisory and management fees	15,068	19,983	9,968	172,262	139,571	399,295
Shareholder services	–	9,083	–	90,983	55,501	122,125
Administrative service fees	–	2,543	–	25,475	15,540	34,195
Transfer agent fees and expenses	96	144	96	144	144	128
Trustees’ fees and expenses	2,814	5,659	2,016	6,422	5,680	13,487
Other accrued expenses	50,591	42,061	48,473	93,679	147,458	192,774
Accrued foreign tax on capital gains	–	–	–	–	–	236,595
Due to investment adviser	–	–	–	–	–	–
Due to custodian	–	–	–	–	–	–
Due to custodian for foreign cash	–	–	–	–	–	–

TOTAL LIABILITIES	542,707	552,321	275,855	8,395,994	3,204,228	2,922,016

NET ASSETS	$185,211,186	$43,798,185	$119,710,201	$433,168,362	$262,379,890	$585,356,628

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$219,406	$46,738	$106,653	$397,450	$360,225	$469,450
Additional paid in capital	193,239,568	58,058,776	111,575,519	411,891,888	285,064,194	730,320,566
Accumulated undistributed net investment income (loss)	3,688,130	220,552	3,217,569	13,006,504	19,269,256	8,240,933
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(24,421,807)	(17,139,370)	(598,289)	1,927,138	(37,261,532)	(166,454,631)
Unrealized appreciation (depreciation) on investments	12,485,889	2,611,489	5,408,749	5,945,382	(5,052,253)	13,003,845
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	13,060
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	(236,595)

NET ASSETS	$185,211,186	$43,798,185	$119,710,201	$433,168,362	$262,379,890	$585,356,628

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	21,940,596	4,673,843	10,665,317	39,745,032	36,022,468	46,945,029
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.44	$9.37	$11.22	$10.90	$7.28	$12.47

* Cost
Investments (unaffiliated)	$–	$41,643,477	$–	$426,876,862	$264,403,490	$562,511,372

Investments (affiliated)	$172,493,877	$–	$114,131,429	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$–	$9,001,101

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2011 (continued)

	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	MONEY MARKET II FUND
ASSETS:
Investments at value (unaffiliated)*	$151,149,484	$161,720,422	$609,132,673	$–	$181,883,929
Investments at value (affiliated)*	–	–	–	280,185,526	–
Repurchase agreements (cost approximates value)	–	–	7,676,000	–	33,458,000

Total investments	151,149,484	161,720,422	616,808,673	280,185,526	215,341,929

Cash	67,064	991	1,388	312,749	705
Foreign cash*	–	8,988	–	–	–
Receivable for:
Trust shares sold	35,893	69,387	1,424,763	608,235	89,960
Dividends and interest	319,634	95,227	797,328	–	37,906
Investments sold	354,177	509,254	2,677,869	–	–
Prepaid expenses and other assets	8,450	15,031	29,521	6,452	10,481
Due from investment adviser for expense reimbursements/fee waivers	–	71,315	67,174	19,375	83,361
Variation margin on futures contracts	–	–	–	–	–

TOTAL ASSETS	151,934,702	162,490,615	621,806,716	281,132,337	215,564,342

LIABILITIES:
Payable for:
Trust shares reaquired	2,926	125,278	24,445	157,744	984,591
Investments purchased	347,360	892,724	5,168,187	450,491	–
Investment advisory and management fees	62,397	97,040	350,169	23,218	45,948
Shareholder services	31,198	32,382	123,008	–	45,949
Administrative service fees	8,735	9,067	34,442	–	12,866
Transfer agent fees and expenses	128	128	363	96	64
Trustees’ fees and expenses	5,939	4,302	15,501	4,500	7,476
Other accrued expenses	63,288	58,850	124,722	60,351	60,509
Accrued foreign tax on capital gains	–	–	–	–	–
Due to investment adviser	52,298	–	–	–	–
Due to custodian	–	–	–	–	–
Due to custodian for foreign cash	–	–	435	–	–

TOTAL LIABILITIES	574,269	1,219,771	5,841,272	696,400	1,157,403

NET ASSETS	$151,360,433	$161,270,844	$615,965,444	$280,435,937	$214,406,939

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$145,430	$203,331	$403,150	$232,861	$2,146,771
Additional paid in capital	254,207,048	158,261,443	670,796,327	267,356,633	212,559,578
Accumulated undistributed net investment income (loss)	1,627,584	(8,390)	1,788,519	6,214,432	(5,309)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(106,892,215)	(2,949,649)	(34,802,649)	(10,861,152)	(294,101)
Unrealized appreciation (depreciation) on investments	2,272,586	5,763,867	(22,219,089)	17,493,163	–
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	242	(814)	–	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$151,360,433	$161,270,844	$615,965,444	$280,435,937	$214,406,939

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	14,543,015	20,333,135	40,314,958	23,286,066	214,677,127
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.41	$7.93	$15.28	$12.04	$1.00

* Cost
Investments (unaffiliated)	$148,876,898	$155,956,555	$631,351,762	$–	$181,883,929

Investments (affiliated)	$–	$–	$–	$262,692,363	$–

Foreign cash	$–	$8,750	$(445)	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2011 (continued)

	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
ASSETS:
Investments at value (unaffiliated)*	$77,624,293	$393,655,602	$627,402,064	$494,960,847
Investments at value (affiliated)*	–	–	–	–
Repurchase agreements (cost approximates value)	–	8,038,000	28,283,000	–

Total investments	77,624,293	401,693,602	655,685,064	494,960,847

Cash	245	–	9,379	32,772
Foreign cash*	–	–	–	1,556,579
Receivable for:
Trust shares sold	61,343	282,890	259,210	215,669
Dividends and interest	21,823	360,186	1,420,403	7,192,069
Investments sold	1,632,012	5,264,000	–	1,455,265
Prepaid expenses and other assets	7,336	18,083	16,784	11,312
Due from investment adviser for expense reimbursements/fee waivers	15,165	16,390	16,604	25,467
Variation margin on futures contracts	–	7,143	369,618	–

TOTAL ASSETS	79,362,217	407,642,294	657,777,062	505,449,980

LIABILITIES:
Payable for:
Trust shares reaquired	2,950	140,515	918,553	10,528
Investments purchased	391,465	2,264,351	8,531	4,161,930
Investment advisory and management fees	55,751	222,831	138,001	228,455
Shareholder services	16,397	84,071	138,001	105,761
Administrative service fees	4,591	23,540	38,640	29,613
Transfer agent fees and expenses	144	128	128	225
Trustees’ fees and expenses	2,430	8,289	15,285	9,189
Other accrued expenses	49,255	108,935	125,312	112,252
Accrued foreign tax on capital gains	–	–	–	–
Due to investment adviser	–	–	–	–
Due to custodian	–	41,263	–	–
Due to custodian for foreign cash	–	–	–	–

TOTAL LIABILITIES	522,983	2,893,923	1,382,451	4,657,953

NET ASSETS	$78,839,234	$404,748,371	$656,394,611	$500,792,027

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$61,236	$326,261	$601,286	$442,769
Additional paid in capital	73,719,460	383,612,576	806,035,631	479,408,394
Accumulated undistributed net investment income (loss)	(4,292)	3,506,737	9,008,681	27,657,564
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	5,141,632	6,085,279	(192,644,600)	(6,928,972)
Unrealized appreciation (depreciation) on investments	(78,802)	11,354,088	32,880,704	184,605
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	(136,570)	512,909	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	27,667
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–

NET ASSETS	$78,839,234	$404,748,371	$656,394,611	$500,792,027

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	6,123,599	32,626,091	60,128,583	44,276,939
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.87	$12.41	$10.92	$11.31

* Cost
Investments (unaffiliated)	$77,703,095	$382,301,514	$594,521,360	$494,776,242

Investments (affiliated)	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$1,535,943

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2011

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$618,162	$–	$301,891	$231,175
Dividends (affiliated)	3,823,203	–	3,311,581	–	–
Interest (unaffiliated)	154	46	151	14,529,765	22,792,579

Total investment income*	3,823,357	618,208	3,311,732	14,831,656	23,023,754

EXPENSES:
Investment advisory and management fees	161,884	256,423	105,230	1,611,477	1,710,977
Administrative service fee	–	32,636	–	235,119	190,864
Shareholder services fee	–	116,556	–	839,710	681,657
Transfer agent fees and expenses	681	828	627	805	812
Custodian and accounting fees	19,329	19,990	19,279	93,124	45,244
Reports to shareholders	41,792	6,355	26,293	83,960	51,891
Audit and tax fees	27,245	30,465	27,854	33,295	37,742
Legal fees	18,620	12,125	15,753	27,305	38,209
Trustees’ fees and expenses	18,415	187	8,195	37,798	32,266
Interest expense	–	174	–	508	4
Other expenses	4,001	6,435	3,456	8,183	11,799

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	291,967	482,174	206,687	2,971,284	2,801,465

Fees waived and expenses reimbursed by investment advisor (Note 3)	(130,084)	(85,884)	(101,458)	(384,979)	(183,901)
Fees paid indirectly (Note 7)	–	–	–	–	–

Net expenses	161,883	396,290	105,229	2,586,305	2,617,564

Net investment income (loss)	3,661,474	221,918	3,206,503	12,245,351	20,406,190

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	–	4,906,612	–	6,454,842	6,916,722
Net realized gain (loss) on investments (affiliated)	14,005,095	–	8,647,784	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	368,702	–	124,864	–	–
Net realized gain (loss) on futures contracts	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 3)	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	14,373,797	4,906,612	8,772,648	6,454,842	6,916,722

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	–	1,920,917	–	(2,603,156)	(8,543,765)
Change in unrealized appreciation (depreciation) on investments (affiliated)	1,128,845	–	(1,891,822)	–	–
Change in unrealized appreciation (depreciation) on futures contracts	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	1,128,845	1,920,917	(1,891,822)	(2,603,156)	(8,543,765)

Net realized and unrealized gain (loss) on investments and foreign currencies	15,502,642	6,827,529	6,880,826	3,851,686	(1,627,043)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,164,116	$7,049,447	$10,087,329	$16,097,037	$18,779,147

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$7,313	$4,878

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2011 — (continued)

	INTERNATIONAL SMALL CAP EQUITY FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	MONEY MARKET II FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$13,715,540	$2,955,343	$926,900	$7,505,168	$–	$–
Dividends (affiliated)	–	–	–	–	6,430,341	–
Interest (unaffiliated)	2,637	1,649	547	19,125	181	419,917

Total investment income*	13,718,177	2,956,992	927,447	7,524,293	6,430,522	419,917

EXPENSES:
Investment advisory and management fees	5,124,373	826,118	1,295,346	4,177,025	250,029	493,648
Administrative service fee	439,633	115,657	122,035	411,181	–	138,221
Shareholder services fee	1,570,116	413,059	435,838	1,468,505	–	493,648
Transfer agent fees and expenses	709	719	748	1,242	681	432
Custodian and accounting fees	529,962	54,532	46,712	166,944	17,810	32,685
Reports to shareholders	163,664	60,247	89,399	350,746	64,812	33,286
Audit and tax fees	48,656	30,733	30,945	31,262	27,245	33,830
Legal fees	49,350	22,918	27,801	51,422	22,969	23,247
Trustees’ fees and expenses	73,326	8,895	20,651	65,740	28,499	22,141
Interest expense	767	723	914	45	–	–
Other expenses	26,933	9,559	9,807	13,296	3,751	13,950

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	8,027,489	1,543,160	2,080,196	6,737,408	415,796	1,285,088

Fees waived and expenses reimbursed by investment advisor (Note 3)	(1,747,024)	(204,848)	(598,348)	(569,689)	(165,765)	(884,946)
Fees paid indirectly (Note 7)	–	(21,520)	(33,659)	(96,771)	–	–

Net expenses	6,280,465	1,316,792	1,448,189	6,070,948	250,031	400,142

Net investment income (loss)	7,437,712	1,640,200	(520,742)	1,453,345	6,180,491	19,775

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	59,772,841	13,300,777	43,426,717	91,028,826	–	(1,005)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	22,968,710	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–	438,621	–
Net realized gain (loss) on futures contracts	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(39,442)	–	(5,504)	(69,328)	–	–
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 3)	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	75,000

Net realized gain (loss) on investments and foreign currencies	59,733,399	13,300,777	43,421,213	90,959,498	23,407,331	73,995

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(988,543)	5,677,786	(1,398,914)	(39,749,169)	–	–
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	(2,784,333)	–
Change in unrealized appreciation (depreciation) on futures contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	4,730	–	270	(1,390)	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(25,693)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(1,009,506)	5,677,786	(1,398,644)	(39,750,559)	(2,784,333)	–

Net realized and unrealized gain (loss) on investments and foreign currencies	58,723,893	18,978,563	42,022,569	51,208,939	20,622,998	73,995

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,161,605	$20,618,763	$41,501,827	$52,662,284	$26,803,489	$93,770

* Net of foreign withholding taxes on interest and dividends of	$1,121,335	$4,846	$2,743	$87,319	$–	$–

** Net of foreign withholding taxes on capital gains of	$107,899	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2011 — (continued)

	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$319,240	$5,813,150	$13,258,740	$304,498
Dividends (affiliated)	–	–	–	–
Interest (unaffiliated)	197	8,063	4,672	29,853,313

Total investment income*	319,437	5,821,213	13,263,412	30,157,811

EXPENSES:
Investment advisory and management fees	681,557	3,017,639	1,895,477	2,624,041
Administrative service fee	56,128	319,592	530,734	339,376
Shareholder services fee	200,458	1,141,400	1,895,477	1,212,056
Transfer agent fees and expenses	795	756	628	1,064
Custodian and accounting fees	43,275	150,492	88,501	154,381
Reports to shareholders	18,138	95,940	183,168	125,833
Audit and tax fees	30,106	31,035	30,464	37,715
Legal fees	13,644	29,750	45,388	38,846
Trustees’ fees and expenses	5,728	51,273	89,407	56,751
Interest expense	48	17	–	–
Other expenses	10,067	24,537	26,960	13,520

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	1,059,944	4,862,431	4,786,204	4,603,583

Fees waived and expenses reimbursed by investment advisor (Note 3)	(129,819)	(525,113)	(540,335)	(288,663)
Fees paid indirectly (Note 7)	(7,865)	(26,867)	–	–

Net expenses	922,260	4,310,451	4,245,869	4,314,920

Net investment income (loss)	(602,823)	1,510,762	9,017,543	25,842,891

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	12,722,693	49,301,704	85,855,783	19,669,985
Net realized gain (loss) on investments (affiliated)	–	–	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–
Net realized gain (loss) on futures contracts	–	798,236	61,813	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	176,107
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 3)	–	–	20,044	–
Net increase from payment by affiliates (Note 3)	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	12,722,693	50,099,940	85,937,640	19,846,092

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(470,754)	28,879,537	29,124,357	(16,169,485)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts	–	17,058	620,635	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	5,244
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(470,754)	28,896,595	29,744,992	(16,164,241)

Net realized and unrealized gain (loss) on investments and foreign currencies	12,251,939	78,996,535	115,682,632	3,681,851

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,649,116	$80,507,297	$124,700,175	$29,524,742

* Net of foreign withholding taxes on interest and dividends of	$–	$1,352	$–	$27,593

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Growth Lifestyle Fund		Capital Appreciation Fund		Conservative Growth Lifestyle Fund		Core Bond Fund
	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,661,474	$3,254,877	$221,918	$245,495	$3,206,503	$2,752,938	$12,245,351	$8,233,394
Net realized gain (loss) on investments and foreign currencies	14,373,797	6,084,170	4,906,612	1,395,367	8,772,648	4,003,727	6,454,842	6,435,977
Net unrealized gain (loss) on investments and foreign currencies	1,128,845	(2,055,308)	1,920,917	1,733,969	(1,891,822)	(246,147)	(2,603,156)	9,424,385

Net increase (decrease) in net assets resulting from operations	19,164,116	7,283,739	7,049,447	3,374,831	10,087,329	6,510,518	16,097,037	24,093,756

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,191,507)	(1,628,806)	(170,287)	(458,586)	(2,696,341)	(1,939,732)	(8,197,945)	(8,876,771)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	46,583,156	23,304,679	(3,682,347)	(10,824,776)	29,810,825	20,279,022	181,691,755	68,389,328

TOTAL INCREASE (DECREASE) IN NET ASSETS	62,555,765	28,959,612	3,196,813	(7,908,531)	37,201,813	24,849,808	189,590,847	83,606,313
NET ASSETS:
Beginning of period	122,655,421	93,695,809	40,601,372	48,509,903	82,508,388	57,658,580	243,577,515	159,971,202

End of period†	$185,211,186	$122,655,421	$43,798,185	$40,601,372	$119,710,201	$82,508,388	$433,168,362	$243,577,515

† Includes accumulated undistributed net investment income (loss) of	$3,688,130	$3,189,827	$220,552	$168,205	$3,217,569	$2,695,043	$13,006,504	$8,162,034

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	High Yield Bond Fund		International Small Cap Equity		Large Cap Value Fund		Mid Cap Growth Fund
	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$20,406,190	$19,813,752	$7,437,712	$5,509,226	$1,640,200	$2,237,936	$(520,742)	$(568,362)
Net realized gain (loss) on investments and foreign currencies	6,916,722	3,135,730	59,733,399	79,571,510	13,300,777	11,673,492	43,421,213	22,995,750
Net unrealized gain (loss) on investments and foreign currencies	(8,543,765)	14,191,558	(1,009,506)	(62,165,193)	5,677,786	(12,582,893)	(1,398,644)	(7,927,113)

Net increase (decrease) in net assets resulting from operations	18,779,147	37,141,040	66,161,605	22,915,543	20,618,763	1,328,535	41,501,827	14,500,275

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(20,097,831)	(18,592,117)	(6,066,669)	(8,411,268)	(2,048,446)	(2,822,618)	–	–

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	2,648,456	51,255,186	(16,064,285)	(35,903,630)	(12,988,005)	(10,438,605)	(43,594,752)	(9,977,544)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,329,772	69,804,109	44,030,651	(21,399,355)	5,582,312	(11,932,688)	(2,092,925)	4,522,731
NET ASSETS:
Beginning of period	261,050,118	191,246,009	541,325,977	562,725,332	145,778,121	157,710,809	163,363,769	158,841,038

End of period†	$262,379,890	$261,050,118	$585,356,628	$541,325,977	$151,360,433	$145,778,121	$161,270,844	$163,363,769

† Includes accumulated undistributed net investment income (loss) of	$19,269,256	$18,940,666	$8,240,933	$2,713,203	$1,627,584	$2,044,297	$(8,390)	$(3,148)

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Mid Cap Value Fund		Moderate Growth Lifestyle Fund		Money Market II Fund		Small Cap Growth Fund
	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,453,345	$2,865,354	$6,180,491	$5,904,199	$19,775	$22,595	$(602,823)	$(402,837)
Net realized gain (loss) on investments and foreign currencies	90,959,498	36,906,484	23,407,331	9,745,997	73,995	243,367	12,722,693	4,847,195
Net unrealized gain (loss) on investments and foreign currencies	(39,750,559)	3,200,042	(2,784,333)	(2,751,076)	–	–	(470,754)	(285,735)

Net increase (decrease) in net assets resulting from operations	52,662,284	42,971,880	26,803,489	12,899,120	93,770	265,962	11,649,116	4,158,623

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,681,651)	(5,491,988)	(5,796,656)	(3,392,906)	(19,775)	(22,595)	–	–

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	116,406,722	(65,359,042)	66,588,547	41,548,016	525,976	(39,678,241)	19,433,421	1,288,170

TOTAL INCREASE (DECREASE) IN NET ASSETS	165,387,355	(27,879,150)	87,595,380	51,054,230	599,971	(39,434,874)	31,082,537	5,446,793
NET ASSETS:
Beginning of period	450,578,089	478,457,239	192,840,557	141,786,327	213,806,968	253,241,842	47,756,697	42,309,904

End of period†	$615,965,444	$450,578,089	$280,435,937	$192,840,557	$214,406,939	$213,806,968	$78,839,234	$47,756,697

† Includes accumulated undistributed net investment income (loss) of	$1,788,519	$2,223,378	$6,214,432	$5,793,902	$(5,309)	$(5,309)	$(4,292)	$(2,046)

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Small Cap Value Fund		Socially Responsible Fund		Strategic Bond Fund
	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,510,762	$1,998,158	$9,017,543	$8,518,174	$25,842,891	$23,243,497
Net realized gain (loss) on investments and foreign currencies	50,099,940	6,195,577	85,937,640	38,656,305	19,846,092	16,190,619
Net unrealized gain (loss) on investments and foreign currencies	28,896,595	11,806,286	29,744,992	(5,037,399)	(16,164,241)	15,255,565

Net increase (decrease) in net assets resulting from operations	80,507,297	20,000,021	124,700,175	42,137,080	29,524,742	54,689,681

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,667,231)	(3,699,201)	(8,195,892)	(11,153,884)	(24,935,131)	(19,122,627)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(18,508,468)	(14,435,451)	(132,675,402)	(14,549,650)	33,583,418	75,554,122

TOTAL INCREASE (DECREASE) IN NET ASSETS	57,331,598	1,865,369	(16,171,119)	16,433,546	38,173,029	111,121,176
NET ASSETS:
Beginning of period	347,416,773	345,551,404	672,565,730	656,132,184	462,618,998	351,497,822

End of period†	$404,748,371	$347,416,773	$656,394,611	$672,565,730	$500,792,027	$462,618,998

† Includes accumulated undistributed net investment income (loss) of	$3,506,737	$2,153,338	$9,008,681	$8,187,030	$27,657,564	$24,504,200

See Notes to Financial Statements

VALIC Company II

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company II (the “Series” or “VC II”) was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). VC II is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 15 separate mutual funds (collectively the “Funds” or each a “Fund”), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*	Mid Cap Value Fund
Capital Appreciation Fund	Moderate Growth Lifestyle Fund*
Conservative Growth Lifestyle Fund*	Money Market II Fund
Core Bond Fund	Small Cap Growth Fund
High Yield Bond Fund	Small Cap Value Fund
International Small Cap Equity Fund	Socially Responsible Fund
Large Cap Value Fund	Strategic Bond Fund
Mid Cap Growth Fund

*	The Lifestyle Funds represent “Fund of Funds” which invest in the VALIC Company I (“VC I”) and VC II Mutual Funds.

Each Fund is diversified as defined by the 1940 Act.

Indemnifications. Under VC II’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, VC II enters into contracts that contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, VC II expects the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board” or the “Trustees”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity future contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement prices established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indicies, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of August 31, 2011 are reported on a schedule following the Portfolio of Investments.

B. Derivative Instruments

The following tables present the value of derivatives held as of August 31, 2011, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ending August 31, 2011:

	Small Cap Value Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$7,143	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)(3)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	$798,236	$17,058

(1)	The Fund’s derivative contracts held during the year ended August 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $5,013,358.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(136,570) as reported in the Portfolio of Investments.

	Socially Responsible Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$369,618	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)(3)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	$61,813	$620,635

(1)	The Fund’s derivative contracts held during the year ended August 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $19,254,187.
(3)	The variation margin on futures is included in the cumulative unrealized appreciation (depreciation) of $512,909 as reported in the Portfolio of Investments.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. As of August 31, 2011, none of the Funds had open forward contracts.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss on the Statement of Assets and Liabilities. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk and market risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the year ended August 31, 2011, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to increase exposure to equity markets. As of August 31, 2011, the following Funds had open futures contracts: Small Cap Value Fund and Socially Responsible Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts may be conducted through regulated exchanges that minimize counterparty credit risks or they may be unlisted, or traded over-the-counter.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

C. Structured Securities

Certain of the Funds may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of August 31, 2011, the Core Bond Fund held one structured security.

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Fund’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds).

The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Fund to counterparty risk, illiquidity risk and market risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

D. Repurchase Agreements

The Funds along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of August 31, 2011, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Small Cap Value	3.31%	$6,918,000
Socially Responsible	13.52	28,283,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co. Repurchase Agreement, dated August 31, 2011, bearing interest at a rate of 0.00% per annum, with a principal amount of $209,173,000, a repurchase price of $209,173,000, and maturity date of September 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.38%	05/15/13	$208,310,000	$213,357,560

As of August 31, 2011, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Participating Funds	Percentage Ownership	Principal Amount
Money Market II	13.38%	$33,458,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated August 31, 2011, bearing interest at a rate of 0.09% per annum, with a principal amount of $250,000,000, a repurchase price of 250,000,208 and maturity date of September 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	1.88%	07/15/13	$157,377,100	$204,000,066
U.S. Treasury Inflation Index Notes	2.00	01/15/14	38,931,300	51,000,003

E. Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

F. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Funds are informed after the ex-dividend date. Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded by the Funds as a reduction to the cost basis of the securities held. Interest income is accrued daily except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries tax regulations require that taxes be paid on capital gains realized by the Fund.

Common expenses incurred by the Series are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the underlying Funds.

Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/ tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for returns ending before 2008.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on asset over $1 billion
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Small Cap Equity Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Large Cap Value Fund	0.50% on the first $500 million
0.475% on assets over $500 million
Mid Cap Growth Fund	0.80% on the first $50 million
0.75% on the next $50 million
0.70% on the next $150 million
0.65% on the next $250 million
0.60% on assets over $500 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on the assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Money Market II Fund	0.25%
Small Cap Growth Fund	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on the assets over $50 million
Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion
Strategic Bond Fund	0.60% on the first $200 million
0.50% on the next $300 million
0.45% on assets over $500 million

VALIC entered into sub-advisory agreements with the following:

Bridgeway Capital Management, Inc.—subadviser for the Capital Appreciation Fund.

Columbia Management Investment Advisers, LLC (“Columbia”)(1)—subadviser for the Mid Cap Growth Fund.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of International Small Cap Equity Fund.

Janus Capital Management, LLC (“Janus”)—subadviser for a portion of the Large Cap Value Fund.

J.P. Morgan Investment Management, Inc. (“JPMIM”)—subadviser for the Small Cap Growth Fund and a portion of the Small Cap Value Fund.

Metropolitan West Capital Management, LLC (“MetWest Capital”)—subadviser for a portion of the Small Cap Value Fund.

Nuveen Asset Management, LLC (“Nuveen”)(2)—subadviser for a portion of the Mid Cap Value Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds and a portion of the International Small Cap Equity Fund.

SunAmerica Asset Management Corp. (“SunAmerica”)—subadviser for the Money Market II Fund, Socially Responsible Fund, and a portion of the Small Cap Value Fund.

The Boston Co. Asset Management, LLC (“The Boston Co.”)—subadviser for a portion of the Large Cap Value Fund.

Tocqueville Asset Management, LP (“Tocqueville”)(3)—subadviser for a portion of the Mid Cap Value Fund.

Wellington Management Co. LLP—subadviser for the High Yield Bond Fund and a portion of the Mid Cap Value Fund.

(1)	Effective December 1, 2010, Columbia replaced Invesco as the subadviser of the Mid Cap Growth Fund.
(2)	Effective close of business December 31, 2010, U.S. Bank, N.A. sold the long-term asset management business of FAF Advisors, Inc. to Nuveen Investments, Inc., (“Nuveen Investments”). FAF Advisors, Inc.’s long-term asset management business has been integrated into a subsidiary of Nuveen Investments and has become Nuveen. Nuveen serves as a co-sub-adviser to the Fund as of January 1, 2011. The sub-advisory fee did not change as a result of the change of control.
(3)	Effective March 21, 2011, Tocqueville was engaged as the 3rd subadviser of the Mid Cap Value Fund.

The subadvisers are compensated for their services by VALIC.

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average net assets through December 31, 2011. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Trustees who are not deemed to be interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Aggressive Growth Lifestyle	0.10%
Capital Appreciation	0.85%
Conservative Growth Lifestyle	0.10%
Core Bond	0.77%
High Yield Bond	0.96%
International Small Cap Equity	1.00%
Large Cap Value	0.81%
Mid Cap Growth	0.85%
Mid Cap Value	1.05%
Moderate Growth Lifestyle	0.10%
Money Market II	0.55%
Small Cap Growth	1.16%
Small Cap Value	0.95%
Socially Responsible	0.56%
Strategic Bond	0.89%

For the period ended August 31, 2011, pursuant to the contractual expense limitations in the above table, VALIC waived fees and/or reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$130,084
Capital Appreciation	85,884
Conservative Growth Lifestyle	101,458
Core Bond	384,979
High Yield Bond	183,901
International Small Cap Equity	1,747,024
Large Cap Value	204,848
Mid Cap Growth	598,348
Mid Cap Value	569,689
Moderate Growth Lifestyle	165,765
Money Market II	199,064

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Amount
Small Cap Growth	$129,819
Small Cap Value	525,113
Socially Responsible	540,335
Strategic Bond	288,663

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Money Market II Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market II Fund will be able to avoid a negative yield. For the period ended August 31, 2011, VALIC voluntarily waived fees and/or reimbursed expenses of $685,882 for the Money Market II Fund.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”). SunAmerica receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.07% based on the average daily net asset value of the Fund. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Board, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the period ended August 31, 2011, VC II accrued $2,931,176 for accounting and administrative services.

VC II, on behalf of each Fund, has entered into a Transfer Agency and Services Agreement with VALIC. VALIC receives from the Series and VCI an annual fee of $132,510, which is allocated to each Fund based on shareholder accounts. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between VC II and their “Institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of accounts and tax reporting. In addition to the above, VALIC provides “Blue Sky” registration and reporting for the Fund to offer shares in applicable states and to effect and maintain, as the case may be, including but not limited to, the qualification of shares of the Fund that are sold outside of the variable annuity or variable universal life and are for sale under the securities laws of the jurisdictions to qualified plans. For the period ended August 31, 2011, VC II accrued $11,527 in transfer agency and services fees.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the period ended August 31, 2011, VC II accrued $10,468,480 in shareholder service expenses.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different affiliated mutual funds that are specified in the plan as selected by the trustees. Obligations under the deferred compensation plan represents unsecured claims against the general assets of the Funds. For the period ended August 31, 2011, VC II has deferred $14,960 of trustee compensation.

On January 23, 2001, the Board approved a retirement plan for its independent trustees who are not officers, directors, or employees of VALIC or an affiliate of VALIC. The Series and VC I are responsible for the payment of the retirement benefits, as well as all administration expenses of the plan. Generally, benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each Trustee’s years of service. In the event of a Trustee’s death prior to complete distribution of benefits, the Trustee’s beneficiary or estate will be entitled to receive installment payments or a discounted lump-sum payments of the remaining benefits.

Effective April 27, 2009, the Retirement Plan was terminated. As a result of terminating the retirement plan, (1) the Retirement Plan was frozen as to future accruals for active Participants as of December 31, 2008, and (2) permits active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2010. On May 24, 2010, VC II made lump sum payments to the Directors in accordance with the terms of the Retirement Plan.

The following amounts for the retirement plan liability are included in the Trustees’ fees and expenses line on the Statement of Assets and Liabilities and the amounts for the retirement plan expenses are included in the Trustees’ fees and expenses on the Statement of Operations:

	Retirement Plan Liability as of August 31, 2011	Retirement Plan Expense	Retirement Plan Payments
Fund		For the period ended August 31, 2011
Aggressive Growth Lifestyle	$—	$—	$—
Capital Appreciation	17	—	66
Conservative Growth Lifestyle	—	—	—
Core Bond	72	—	290
High Yield Bond	88	—	351
International Small Cap Equity	224	—	895
Large Cap Value	60	—	240
Mid Cap Growth	69	—	278
Mid Cap Value	200	—	798
Moderate Growth Lifestyle	—	—	—
Money Market II	86	—	342

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Retirement Plan Liability as of August 31, 2011	Retirement Plan Expense	Retirement Plan Payments
Fund		For the period ended August 31, 2011
Small Cap Growth	$18	$—	$73
Small Cap Value	147	—	586
Socially Responsible	274	—	1,097
Strategic Bond	158	—	633

At August 31, 2011, VALIC, through its insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC
Aggressive Growth Lifestyle	100.00%
Capital Appreciation	100.00%
Conservative Growth Lifestyle	100.00%
Core Bond	100.00%
High Yield Bond	99.93%
International Small Cap Equity	100.00%
Large Cap Value	100.00%
Mid Cap Growth	100.00%
Mid Cap Value	99.39%
Moderate Growth Lifestyle	100.00%
Money Market II	100.00%
Small Cap Growth	100.00%
Small Cap Value	100.00%
Socially Responsible	100.00%
Strategic Bond	99.85%

As disclosed in the portfolio of investments, certain Funds own securities issued by AIG or an affiliate thereof. As of August 31, 2011, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Capital Gain Distribution Received
Aggressive Growth Lifestyle	Various VC I and VC II Funds*	$3,823,203	$368,702
Conservative Growth Lifestyle	Various VC I and VC II Funds*	3,311,581	124,864
Moderate Growth Lifestyle	Various VC I and VC II Funds*	6,430,341	438,621

Fund	Security	Market Value at 08/31/10	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 08/31/11
Aggressive Growth Lifestyle	Various VC I and VC II Funds*	$122,557,707	$144,440,223†	$97,152,104	$14,005,095	$1,128,845	$184,979,766
Conservative Growth Lifestyle	Various VC I and VC II Funds*	82,443,160	97,503,220†	67,162,164	8,647,784	(1,891,822)	119,540,178
Moderate Growth Lifestyle	Various VC I and VC II Funds*	192,742,951	207,562,657†	140,304,459	22,968,710	(2,784,333)	280,185,526

*	See Portfolio of Investments for details.
†	Includes reinvestment of distributions paid.

As a result of losses on medium-term notes issued by Cheyne Finance LLC, that were previously held in the Money Market II Fund, VALIC made capital contributions to the Money Market II Fund in the amounts of $75,000 and $221,000 for the periods ended August 31, 2011 and August 31, 2010, respectively.

On March 17, 2011, the Socially Responsible Fund purchased 19,523 shares of Brown Forman Class B common stock; however, the Fund is prohibited from acquiring shares of companies that do not meet the Fund’s social criteria. On March 21, 2011 the 19,523 shares of Brown Forman Class B common stock were sold to correct this error, resulting in a gain of $20,044 to the Fund.

On September 22, 2008, American International Group, Inc. (“AIG”), the ultimate parent of VALIC, the Funds’ investment adviser, American General Distributors, Inc., the Funds’ distributor and SunAmerica, the subadviser to the Money Market II Fund, Small Cap Value Fund, Socially Responsible Fund and the Funds’ administrator, entered into a revolving credit facility (“FRBNY Credit Facility”) with the Federal Reserve Bank of New York (“NY Fed”). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the “Series C Preferred Stock”) to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”). The Series C Preferred Stock was entitled to approximately 77.8% of the voting power of AIG’s outstanding stock.

On January 14, 2011, AIG completed a series of previously announced integrated transactions (the “Recapitalization”) to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock, which was then transferred to the U.S. Department of the Treasury, and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, and, (ii) AIG’s Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the United States Treasury held a majority of outstanding shares of AIG Common Stock.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 4 — Investment Activity

The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended August 31, 2011, were as follows:

Fund	Purchases of investment securities (excluding U.S. government securities)	Sales of investment securities (excluding U.S. government securities)	Purchase of U.S. government securities	Sales of U.S. government securities
Aggressive Growth Lifestyle	$144,440,223	$97,152,104	$—	$—
Capital Appreciation	23,973,327	27,669,710	—	—
Conservative Growth Lifestyle	97,503,220	67,162,163	—	—
Core Bond	499,990,348	398,378,840	220,214,139	127,028,736
High Yield Bond	133,301,239	121,527,682	—	—
International Small Cap Equity	408,441,671	430,777,407	—	—
Large Cap Value	105,308,439	119,076,718	—	—
Mid Cap Growth	347,819,305	380,881,151	—	—
Mid Cap Value	694,420,598	610,789,827	—	—
Moderate Growth Lifestyle	207,562,657	140,304,459	—	—
Small Cap Growth	79,322,082	61,854,886	—	—
Small Cap Value	506,103,493	520,803,141	—	—
Socially Responsible	592,892,580	740,805,740	—	—
Strategic Bond	646,148,787	595,378,160	95,177,924	71,972,144

Note 5 — Federal Income Taxes

The following tables detail the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, defaulted bonds, investments in passive foreign investment companies, and derivative transactions.

The information in the following table is presented on the basis of cost for federal income tax purposes at August 31, 2011:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$194,162,018	$14,208,269	$(23,390,521)	$(9,182,252)
Capital Appreciation	41,659,132	5,948,588	(3,352,754)	2,595,834
Conservative Growth Lifestyle	115,659,046	6,185,343	(2,304,211)	3,881,132
Core Bond	427,058,653	12,486,341	(6,722,750)	5,763,591
High Yield Bond	264,462,821	10,401,895	(15,513,479)	(5,111,584)
International Small Cap Equity	565,595,295	71,738,804	(61,818,882)	9,919,922
Large Cap Value	151,371,606	10,349,888	(10,572,010)	(222,122)
Mid Cap Growth	156,687,687	14,537,459	(9,504,724)	5,032,735
Mid Cap Value	645,017,626	39,682,899	(67,891,852)	(28,208,953)
Moderate Growth Lifestyle	270,916,965	20,090,659	(10,822,098)	9,268,561
Money Market	215,341,929	—	—	—
Small Cap Growth	78,396,256	7,692,555	(8,464,518)	(771,963)
Small Cap Value	397,213,062	50,438,690	(45,958,150)	4,480,540
Socially Responsible	632,161,697	61,572,528	(38,049,161)	23,523,367
Strategic Bond	494,947,281	15,117,499	(15,103,933)	13,566

The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income distributions for tax purposes. The tax basis distributable earnings at August 31, 2011 and the tax character of distributions paid during the year ended August 31, 2011 were as follows:

	Distributable Earnings			Tax Distributions
Fund	Ordinary Income	Long-Term Gains/ Capital Loss Carryover and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$3,690,313	$(2,753,666)	$(9,182,252)	$3,191,507	$—
Capital Appreciation	222,718	(17,123,715)	2,595,834	170,287	—
Conservative Growth Lifestyle	3,219,194	929,328	3,881,132	2,696,341	—
Core Bond	13,634,596	1,486,886	5,763,591	8,197,945	—
High Yield Bond	19,920,886	(37,198,940)	(5,111,584)	20,097,831	—
International Small Cap Equity	9,949,170	(165,030,768)	9,694,006	6,066,669	—

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Distributable Earnings			Tax Distributions
Fund	Ordinary Income	Long-Term Gains/ Capital Loss Carryover and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Large Cap Value	$1,632,027	$(104,397,506)	$(222,122)	$2,048,446	$—
Mid Cap Growth	—	(2,218,517)	5,032,977	—	—
Mid Cap Value	3,159,891	(30,133,386)	(28,209,201)	3,681,651	—
Moderate Growth Lifestyle	6,217,964	(2,636,546)	9,268,561	5,796,656	—
Money Market II	317	(294,101)	—	19,775	—
Small Cap Growth	—	5,832,710	(771,963)	—	—
Small Cap Value	16,335,471	—	4,480,540	4,667,231	—
Socially Responsible	9,018,906	(182,774,355)	23,523,367	8,195,892	—
Strategic Bond	27,774,842	(6,757,934)	41,233	24,935,131	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

The tax character of distributions paid during the year ended August 31, 2010 were as follows:

	Tax Distributions
Fund	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$1,628,806	$—
Capital Appreciation	458,586	—
Conservative Growth Lifestyle	1,939,732	—
Core Bond	8,876,771	—
High Yield Bond	18,592,117	—
International Small Cap Equity	8,411,268	—
Large Cap Value	2,822,618	—
Mid Cap Growth	—	—
Mid Cap Value	5,491,988	—
Moderate Growth Lifestyle	3,392,906	—
Money Market II	22,595	—
Small Cap Growth	—	—
Small Cap Value	3,699,201	—
Socially Responsible	11,153,884	—
Strategic Bond	19,122,627	—

As of August 31, 2011, the Funds indicated below have capital loss carryforwards, which expire in the year indicated and are available to offset future capital gains, if any:

	Capital Loss Carryforward
Fund	2012	2013	2014	2015	2016	2017	2018	2019
Aggressive Growth Lifestyle	$—	$—	$—	$—	$—	$—	$2,753,666	$—
Capital Appreciation	2,100,734	408,479	—	—	—	2,028,851	12,585,651	—
Conservative Growth Lifestyle	—	—	—	—	—	—	—	—
Core Bond	—	—	—	—	—	—	—	—
High Yield Bond	—	—	—	—	—	4,834,095	32,364,845	—
International Small Cap Equity	—	—	—	—	—	37,862,866	127,167,902	—
Large Cap Value	—	—	—	—	1,292,508	57,169,847	45,935,151	—
Mid Cap Growth	—	—	—	—	—	—	2,218,517	—
Mid Cap Value	—	—	—	—	—	—	30,133,386	—
Moderate Growth Lifestyle	—	—	—	—	—	—	2,636,546	—
Money Market II	—	—	—	—	—	294,101	—	—
Small Cap Growth	—	—	—	—	—	—	—	—
Small Cap Value	—	—	—	—	—	—	—	—
Socially Responsible	—	—	—	—	—	62,835,844	119,938,511	—
Strategic Bond	—	—	—	—	—	—	6,757,934	—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year. Additionally, the Funds indicated the following capital loss carryforwards expired during the current year.

Fund	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
Aggressive Growth Lifestyle	$9,045,458	$—
Capital Appreciation	4,905,896	1,376,633
Conservative Growth Lifestyle	6,227,414	—
Core Bond	3,339,416	—
High Yield Bond	3,357,016	—
International Small Cap Equity	54,862,689	—
Large Cap Value	3,493,048	—
Mid Cap Growth	43,800,708	—
Mid Cap Value	87,824,777	—
Moderate Growth Lifestyle	15,280,325	—
Money Market II	73,753	—
Small Cap Growth	6,285,157	—
Small Cap Value	7,689,141	—
Socially Responsible	35,587,634	—
Strategic Bond	16,020,262	—

Under the current tax law, net capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended August 31, 2011, the Funds elected to defer net capital losses as follows:

Fund	Deferred Post-October Capital Loss	Deferred Post-October Currency Loss
Aggressive Growth Lifestyle	$—	$—
Capital Appreciation	—	—
Conservative Growth Lifestyle	—	—
Core Bond	—	—
High Yield Bond	—	—
International Small Cap Equity	—	—
Large Cap Value	—	—
Mid Cap Growth	—	4,938
Mid Cap Value	—	39,900
Moderate Growth Lifestyle	—	—
Money Market II	—	—
Small Cap Growth	—	—
Small Cap Value	—	—
Socially Responsible	—	—
Strategic Bond	—	—

For the period ended August 31, 2011, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, principal paydown adjustments, non-deductible expenses, disposition of passive foreign investment companies securities, expiration of capital loss carryforwards, net operating losses, and foreign currency transactions to the components of net assets as follows:

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Aggressive Growth Lifestyle	$28,336	$(28,336)	$—
Capital Appreciation	716	1,375,917	(1,376,633)
Conservative Growth Lifestyle	12,364	(12,364)	—
Core Bond	797,064	(797,064)	—
High Yield Bond	20,231	(20,231)	—
International Small Cap Equity	4,156,687	(4,156,687)	—
Large Cap Value	(8,467)	8,569	(102)
Mid Cap Growth	515,500	5,504	(521,004)
Mid Cap Value	1,793,447	(1,793,447)	—
Moderate Growth Lifestyle	36,695	(36,695)	—
Money Market II	—	—	—
Small Cap Growth	600,577	(6,582)	(593,995)
Small Cap Value	4,509,868	(4,538,342)	28,474
Socially Responsible	—	—	—
Strategic Bond	2,245,604	(2,245,604)	—

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 6 — Capital Share Transactions

Transactions in capital shares of each Fund were as follows:

	Aggressive Growth Lifestyle				Capital Appreciation
	For the year ended August 31, 2011		For the year ended August 31, 2010		For the year ended August 31, 2011		For the year ended August 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,326,460	$63,273,986	4,506,202	$33,912,710	607,764	$5,930,707	483,753	$4,069,383
Reinvested dividends	376,357	3,191,507	217,464	1,628,806	17,628	170,287	54,464	458,586
Shares redeemed	(2,310,755)	(19,882,337)	(1,629,542)	(12,236,837)	(1,020,806)	(9,783,341)	(1,925,286)	(15,352,745)

Net increase (decrease)	5,392,062	$46,583,156	3,094,124	$23,304,679	(395,414)	$(3,682,347)	(1,387,069)	$(10,824,776)

	Conservative Growth Lifestyle				Core Bond
	For the year ended August 31, 2011		For the year ended August 31, 2010		For the year ended August 31, 2011		For the year ended August 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,048,362	$45,458,348	3,149,945	$32,073,737	23,426,398	$251,780,515	10,107,278	$103,315,190
Reinvested dividends	245,568	2,696,341	194,362	1,939,732	789,023	8,197,945	903,948	8,876,771
Shares redeemed	(1,630,026)	(18,343,864)	(1,346,849)	(13,734,447)	(7,280,328)	(78,286,705)	(4,255,199)	(43,802,633)

Net increase (decrease)	2,663,904	$29,810,825	1,997,458	$20,279,022	16,935,093	$181,691,755	6,756,027	$68,389,328

	High Yield Bond				International Small Cap Equity
	For the year ended August 31, 2011		For the year ended August 31, 2010		For the year ended August 31, 2011		For the year ended August 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,445,504	$55,406,368	8,347,737	$59,667,841	3,570,996	$48,016,129	3,076,691	$35,253,517
Reinvested dividends	2,806,960	20,097,831	2,714,178	18,592,117	458,901	6,066,669	742,389	8,411,268
Shares redeemed	(9,682,443)	(72,855,743)	(3,798,023)	(27,004,772)	(5,289,864)	(70,147,083)	(7,002,879)	(79,568,415)

Net increase (decrease)	570,021	$2,648,456	7,263,892	$51,255,186	(1,259,967)	$(16,064,285)	(3,183,799)	$(35,903,630)

	Large Cap Value				Mid Cap Growth
	For the year ended August 31, 2011		For the year ended August 31, 2010		For the year ended August 31, 2011		For the year ended August 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,373,269	$15,288,015	1,301,568	$12,848,212	4,171,729	$33,922,382	1,948,812	$12,614,830
Reinvested dividends	186,562	2,048,446	288,611	2,822,618	—	—	—	—
Shares redeemed	(2,767,928)	(30,324,466)	(2,664,449)	(26,109,435)	(9,851,016)	(77,517,134)	(3,391,298)	(22,592,374)

Net increase (decrease)	(1,208,097)	$(12,988,005)	(1,074,270)	$(10,438,605)	(5,679,287)	$(43,594,752)	(1,442,486)	$(9,977,544)

	Mid Cap Value				Moderate Growth Lifestyle
	For the year ended August 31, 2011		For the year ended August 31, 2010		For the year ended August 31, 2011		For the year ended August 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,926,393	$161,652,285	2,861,185	$39,379,374	7,350,199	$89,812,249	5,415,994	$58,823,311
Reinvested dividends	221,120	3,681,651	397,394	5,491,988	483,861	5,796,656	315,913	3,392,906
Shares redeemed	(2,929,254)	(48,927,214)	(7,796,237)	(110,230,404)	(2,380,474)	(29,020,358)	(1,908,130)	(20,668,201)

Net increase (decrease)	7,218,259	$116,406,722	(4,537,658)	$(65,359,042)	5,453,586	$66,588,547	3,823,777	$41,548,016

	Money Market II				Small Cap Growth
	For the year ended August 31, 2011		For the year ended August 31, 2010		For the year ended August 31, 2011		For the year ended August 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	125,074,072	$125,074,076	64,832,762	$64,832,914	2,953,692	$40,252,829	1,206,011	$12,383,987
Reinvested dividends	19,775	19,775	22,595	22,595	—	—	—	—
Shares redeemed	(124,567,871)	(124,567,875)	(104,533,734)	(104,533,750)	(1,511,264)	(20,819,408)	(1,070,476)	(11,095,817)

Net increase (decrease)	525,976	$525,976	(39,678,377)	$(39,678,241)	1,442,428	$19,433,421	135,535	$1,288,170

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Small Cap Value				Socially Responsible
	For the year ended August 31, 2011		For the year ended August 31, 2010		For the year ended August 31, 2011		For the year ended August 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,458,273	$59,140,469	3,022,790	$32,659,181	4,189,047	$47,276,144	5,329,875	$51,833,705
Reinvested dividends	351,713	4,667,231	347,343	3,699,201	745,081	8,195,892	1,141,646	11,153,884
Shares redeemed	(6,009,202)	(82,316,168)	(4,526,247)	(50,793,833)	(16,827,921)	(188,147,438)	(7,928,619)	(77,537,239)

Net increase (decrease)	(1,199,216)	$(18,508,468)	(1,156,114)	$(14,435,451)	(11,893,793)	$(132,675,402)	(1,457,098)	$(14,549,650)

	Strategic Bond
	For the year ended August 31, 2011		For the year ended August 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	7,926,433	$89,904,988	8,058,740	$86,339,594
Reinvested dividends	2,304,541	24,935,131	1,845,813	19,122,627
Shares redeemed	(7,202,900)	(81,256,701)	(2,799,571)	(29,908,099)

Net increase (decrease)	3,028,074	$33,583,418	7,104,982	$75,554,122

Note 7 — Expense Reductions

Through expense offset arrangements, resulting from broker commission recapture, a portion of the Fund’s expenses have been reduced. For the period ended August 31, 2011, the amount of expense reductions received by each fund, used to offset the Fund’s non-affiliated expenses, were as follows:

Fund	Expense Reductions
Large Cap Value	$21,520
Mid Cap Growth	33,659
Mid Cap Value	96,771
Small Cap Growth	7,865
Small Cap Value	26,867

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Core Bond Fund, Money Market II Fund and Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At the end of the period, the Funds had 33.1%, 53.4% and 12.8%, respectively, of their total net assets invested in such securities.

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Small Cap Equity Fund. At the end of the period, the International Small Cap Equity Fund had 22.1% of its net assets invested in equity securities domiciled in Japan.

Each Fund, except the Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Euro Bonds”). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. As a result of the Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the international bonds. At the end of the period, the Fund had 25.7% of its total net assets invested in such securities.

Note 9 — Lines of Credit

The Series and VCI have established an $85 million committed and $40 million uncommitted line of credit with State Street Bank & Trust Company, the Funds’ custodian. Interest is currently payable at the greater of (i) Federal Funds Rate plus 125 basis points or (ii) overnight LIBOR plus 125 basis points on the committed line and State Street’s

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 12.5 basis points per annum for the daily unused portion of the committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Fund’s shortfall exceeds $100,000.

For the period ended August 31, 2011, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Capital Appreciation	3	$174	$1,395,535	1.50%
Core Bond	7	508	1,760,973	1.48
High Yield Bond	1	4	101,266	1.48
International Small Cap Equity	74	767	251,849	1.48
Large Cap Value	69	723	254,517	1.47
Mid Cap Growth	22	914	1,007,945	1.49
Mid Cap Value	3	45	368,257	1.45
Small Cap Growth	1	48	1,183,511	1.47
Small Cap Value	3	17	142,251	1.43

At August 31, 2011, there were no borrowings outstanding.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended August 31, 2011, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated Funds under certain conditions approved by the Board of Trustees of VALIC Company II. The affiliated Funds involved in such transactions must have a common investment adviser (or affiliated investment adviser), common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other renumeration is paid in connection with such transactions.

For the period ended August 31, 2011, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceed from Sales	Realized Gain/Loss
Core Bond	$1,033,633	$—	$—
Mid Cap Value	—	216,194	(30,081)

During the period, the following Funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-advisor.

Affiliated Broker	Large Cap Value	Mid Cap Value	Small Cap Value
Pershing LLC	$1,251	$—	$—
Bank of America Securities LLC	—	33,152	—
Merrill Lynch Pierce Fenner & Smith, Inc.	—	133,115	—

VALIC Company II

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Aggressive Growth Lifestyle Fund										Capital Appreciation Fund
	Year Ended August 31,										Year Ended August 31,
	2011		2010		2009		2008		2007		2011	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$7.41		$6.96		$10.63		$12.59		$11.71		$8.01	$7.51	$10.24	$10.83	$8.90

Income (loss) from investment operations:
Net investment income (loss)(d)	0.19		0.22		0.14		0.24		0.23		0.05	0.05	0.05	0.01	0.04
Net realized and unrealized gain (loss) on investments and foreign currencies	1.02		0.35		(1.71)		(1.25)		1.64		1.35	0.54	(2.77)	(0.57)	1.91
Net increase from payments by affiliates	–		–		–		–		–		–	–	–	–	0.00

Total income (loss) from investment operations	1.21		0.57		(1.57)		(1.01)		1.87		1.40	0.59	(2.72)	(0.56)	1.95

Distributions from:
Net investment income	(0.18)		(0.12)		(0.22)		(0.19)		–		(0.04)	(0.09)	(0.01)	(0.03)	(0.02)
Net realized gain on securities	–		–		(1.88)		(0.76)		(0.99)		–	–	–	–	–

Total distributions	(0.18)		(0.12)		(2.10)		(0.95)		(0.99)		(0.04)	(0.09)	(0.01)	(0.03)	(0.02)

Net asset value at end of period	$8.44		$7.41		$6.96		$10.63		$12.59		$9.37	$8.01	$7.51	$10.24	$10.83

TOTAL RETURN(a)	16.33%		8.11%		(10.48)%		(8.92)%		16.53%		17.41%	7.79%	(26.59)%	(5.18)%	21.90	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(f)	0.10	%(f)	0.10	%(f)	0.10	%(f)	0.10	%(f)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.18	%(f)	0.20	%(f)	0.26	%(f)	0.23	%(f)	0.23	%(f)	1.03%	1.08%	1.06%	1.01%	1.03%
Ratio of expense reductions to average net assets	–		–		–		–		–		–	–	–	–	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.26	%(f)	2.92	%(f)	2.16	%(f)	2.15	%(f)	1.93	%(f)	0.48%	0.56%	0.74%	0.05%	0.38%
Ratio of net investment income (loss) to average net assets(c)	2.18	%(f)	2.81	%(f)	2.01	%(f)	2.02	%(f)	1.80	%(f)	0.29%	0.33%	0.53%	(0.11)%	0.19%
Portfolio turnover rate	62%		43%		151%		119%		53%		52%	61%	54%	57%	32%
Number of shares outstanding at end of period (000’s)	21,941		16,549		13,454		8,603		6,530		4,674	5,069	6,456	8,763	7,779
Net assets at the end of period (000’s)	$185,211		$122,655		$93,696		$91,464		$82,221		$43,798	$40,601	$48,510	$89,774	$84,269

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Conservative Growth Lifestyle Fund										Core Bond Fund
	Year Ended August 31,										Year Ended August 31,
	2011		2010		2009		2008		2007		2011	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$10.31		$9.60		$10.23		$11.29		$10.70		$10.68	$9.96	$10.08	$10.17	$10.09

Income (loss) from investment operations:
Net investment income (loss)(d)	0.34		0.39		0.33		0.27		0.19		0.38	0.42	0.51	0.51	0.48
Net realized and unrealized gain (loss) on investments and foreign currencies	0.87		0.63		(0.53)		(0.72)		0.99		0.13	0.82	0.09	(0.28)	(0.11)
Net increase from payments by affiliates	–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	1.21		1.02		(0.20)		(0.45)		1.18		0.51	1.24	0.60	0.23	0.37

Distributions from:
Net investment income	(0.30)		(0.31)		(0.26)		(0.16)		–		(0.29)	(0.52)	(0.72)	(0.32)	(0.29)
Net realized gain on securities	–		–		(0.17)		(0.45)		(0.59)		–	–	–	–	–

Total distributions	(0.30)		(0.31)		(0.43)		(0.61)		(0.59)		(0.29)	(0.52)	(0.72)	(0.32)	(0.29)

Net asset value at end of period	$11.22		$10.31		$9.60		$10.23		$11.29		$10.90	$10.68	$9.96	$10.08	$10.17

TOTAL RETURN(a)	11.82%		10.69%		(1.36)%		(4.36)%		11.28%		4.89%	12.95%	6.87%	2.24%	3.67%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.20	%(e)	0.23	%(e)	0.31	%(e)	0.27	%(e)	0.28	%(e)	0.88%	0.90%	0.98%	0.93%	0.93%
Ratio of expense reductions to average net assets	–		–		–		–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	3.05	%(e)	3.93	%(e)	3.84	%(e)	2.58	%(e)	1.75	%(e)	3.65%	4.23%	5.38%	4.97%	4.84%
Ratio of net investment income (loss) to average net assets(c)	2.95	%(e)	3.81	%(e)	3.63	%(e)	2.40	%(e)	1.57	%(e)	3.53%	4.10%	5.17%	4.80%	4.68%
Portfolio turnover rate	66%		40%		180%		107%		75%		161%	178%	134%	158%	180	%(f)
Number of shares outstanding at end of period (000’s)	10,665		8,001		6,004		5,715		4,332		39,745	22,810	16,054	20,731	20,671
Net assets at the end of period (000’s)	$119,710		$82,508		$57,659		$58,445		$48,897		$433,168	$243,578	$159,971	$209,052	$210,322

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Portfolio turnover includes “to be announced” (“TBA”) transactions. Previously, portfolio turnover was calculated prior to including TBA transactions and was as follows:

Fund	2007
Core Bond	155%

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	High Yield Bond Fund					International Small Cap Equity Fund
	Year Ended August 31,					Year Ended August 31,
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$7.36	$6.78	$8.43	$9.10	$9.32	$11.23	$10.95	$14.58	$19.78	$16.80

Income (loss) from investment operations:
Net investment income (loss)(d)	0.56	0.60	0.68	0.72	0.69	0.16	0.11	0.16	0.16	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.05)	0.60	(1.61)	(0.87)	(0.26)	1.21	0.33	(2.92)	(3.62)	3.68
Net increase from payments by affiliates	–	–	–	–	–	–	–	–	–	0.00

Total income (loss) from investment operations	0.51	1.20	(0.93)	(0.15)	0.43	1.37	0.44	(2.76)	(3.46)	3.84

Distributions from:
Net investment income	(0.59)	(0.62)	(0.72)	(0.50)	(0.44)	(0.13)	(0.16)	(0.14)	(0.11)	(0.06)
Net realized gain on securities	–	–	–	(0.02)	(0.21)	–	–	(0.73)	(1.63)	(0.80)

Total distributions	(0.59)	(0.62)	(0.72)	(0.52)	(0.65)	(0.13)	(0.16)	(0.87)	(1.74)	(0.86)

Net asset value at end of period	$7.28	$7.36	$6.78	$8.43	$9.10	$12.47	$11.23	$10.95	$14.58	$19.78

TOTAL RETURN(a)	7.00%	18.42%	(7.97)%	(1.79)%	4.62%	12.14%	4.04%	(17.61)%	(18.68)%	23.44	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.96%	0.97%	0.99%	0.99%	0.99%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets(c)	1.03%	1.06%	1.16%	1.13%	1.16%	1.28%	1.26%	1.32%	1.31%	1.29%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	7.48%	8.44%	11.11%	8.25%	7.63%	1.18%	0.94%	1.71%	0.97%	0.84%
Ratio of net investment income (loss) to average net assets(c)	7.42%	8.35%	10.94%	8.12%	7.46%	0.91%	0.69%	1.40%	0.66%	0.55%
Portfolio turnover rate	47%	47%	91%	57%	47%	66%	126%	132%	101%	72%
Number of shares outstanding at end of period (000’s)	36,022	35,452	28,189	24,516	21,225	46,945	48,205	51,389	42,957	37,205
Net assets at the end of period (000’s)	$262,380	$261,050	$191,246	$206,712	$193,127	$585,357	$541,326	$562,725	$626,351	$735,844

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.06% from a reimbursement for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Large Cap Value Fund					Mid Cap Growth Fund
	Year Ended August 31,					Year Ended August 31,
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$9.26	$9.37	$12.51	$15.74	$14.58	$6.28	$5.79	$7.42	$9.36	$8.15

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11	0.14	0.15	0.20	0.18	(0.02)	(0.02)	(0.01)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.18	(0.07)	(3.00)	(2.51)	1.67	1.67	0.51	(1.59)	(0.97)	1.80
Net increase from payments by affiliates	–	–	–	–	–	–	–	–	–	–

Total income (loss) from investment operations	1.29	0.07	(2.85)	(2.31)	1.85	1.65	0.49	(1.60)	(0.99)	1.78

Distributions from:
Net investment income	(0.14)	(0.18)	(0.29)	(0.14)	(0.07)	–	–	–	–	–
Net realized gain on securities	–	–	–	(0.78)	(0.62)	–	–	(0.03)	(0.95)	(0.57)

Total distributions	(0.14)	(0.18)	(0.29)	(0.92)	(0.69)	–	–	(0.03)	(0.95)	(0.57)

Net asset value at end of period	$10.41	$9.26	$9.37	$12.51	$15.74	$7.93	$6.28	$5.79	$7.42	$9.36

TOTAL RETURN(a)	13.84%	0.61%	(22.55)%	(15.47)%	12.89%	26.27%	8.46%	(21.43)%	(11.98)%	22.57%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81%	0.81%	0.81%	0.81%	0.81%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.93%	0.93%	0.97%	0.92%	0.89%	1.19%	1.15%	1.25%	1.17%	1.25%
Ratio of expense reductions to average net assets	0.01%	0.00%	0.01%	0.01%	–	0.02%	0.01%	0.05%	0.02%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.98%	1.41%	1.70%	1.41%	1.16%	(0.32)%	(0.33)%	(0.29)%	(0.28)%	(0.26)%
Ratio of net investment income (loss) to average net assets(c)	0.86%	1.29%	1.53%	1.30%	1.08%	(0.66)%	(0.63)%	(0.69)%	(0.60)%	(0.66)%
Portfolio turnover rate	65%	224%	182%	183%	105%	206%	76%	116%	125%	121%
Number of shares outstanding at end of period (000’s)	14,543	15,751	16,825	24,675	26,589	20,333	26,012	27,455	28,873	9,052
Net assets at the end of period (000’s)	$151,360	$145,778	$157,711	$308,635	$418,508	$161,271	$163,364	$158,841	$214,201	$84,765

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Mid Cap Value Fund					Moderate Growth Lifestyle Fund
	Year Ended August 31,					Year Ended August 31,
	2011	2010	2009	2008	2007	2011		2010		2009		2008		2007

PER SHARE DATA
Net asset value at beginning of period	$13.61	$12.71	$15.31	$20.09	$18.75	$10.81		$10.12		$11.40		$13.04		$12.44

Income (loss) from investment operations:
Net investment income (loss)(d)	0.04	0.08	0.13	0.07	0.10	0.30		0.37		0.25		0.29		0.21
Net realized and unrealized gain (loss) on investments and foreign currencies	1.74	0.97	(2.40)	(3.11)	3.14	1.23		0.55		(0.96)		(1.08)		1.49
Net increase from payments by affiliates	–	–	–	–	–	–		–		–		–		–

Total income (loss) from investment operations	1.78	1.05	(2.27)	(3.04)	3.24	1.53		0.92		(0.71)		(0.79)		1.70

Distributions from:
Net investment income	(0.11)	(0.15)	(0.06)	(0.09)	(0.07)	(0.30)		(0.23)		(0.26)		(0.17)		(0.12)
Net realized gain on securities	–	–	(0.27)	(1.65)	(1.83)	–		–		(0.31)		(0.68)		(0.98)

Total distributions	(0.11)	(0.15)	(0.33)	(1.74)	(1.90)	(0.30)		(0.23)		(0.57)		(0.85)		(1.10)

Net asset value at end of period	$15.28	$13.61	$12.71	$15.31	$20.09	$12.04		$10.81		$10.12		$11.40		$13.04

TOTAL RETURN(a)	12.98%	8.21%	(14.17)%	(16.05)%	18.15%	14.20%		9.07%		(5.33)%		(6.70)%		14.18%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.05%	1.05%	1.05%	1.05%	1.05%	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)
Ratio of expenses to average net assets(c)	1.15%	1.11%	1.17%	1.13%	1.11%	0.17	%(e)	0.18	%(e)	0.22	%(e)	0.20	%(e)	0.20	%(e)
Ratio of expense reductions to average net assets	0.02%	0.02%	0.03%	0.01%	0.02%	–		–		–		–		–
Ratio of net investment income (loss) to average net assets(b)	0.23%	0.54%	1.22%	0.43%	0.47%	2.47	%(e)	3.45	%(e)	2.81	%(e)	2.42	%(e)	1.64	%(e)
Ratio of net investment income (loss) to average net assets(c)	0.13%	0.48%	1.10%	0.35%	0.41%	2.41	%(e)	3.37	%(e)	2.69	%(e)	2.32	%(e)	1.54	%(e)
Portfolio turnover rate	108%	81%	84%	72%	59%	58%		34%		175%		108%		64%
Number of shares outstanding at end of period (000’s)	40,315	33,097	37,634	40,372	26,139	23,286		17,832		14,009		12,783		9,401
Net assets at the end of period (000’s)	$615,965	$450,578	$478,457	$618,150	$525,119	$280,436		$192,841		$141,786		$145,705		$122,551

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Money Market II Fund							Small Cap Growth Fund
	Year Ended August 31,							Year Ended August 31,
	2011		2010		2009	2008	2007	2011	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$10.20	$9.31	$11.46	$14.59	$12.68

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.00		0.01	0.03	0.05	(0.10)	(0.08)	(0.07)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.00)		0.00		(0.00)	(0.00)	–	2.77	0.97	(1.96)	(2.20)	2.00
Net increase from payments by affiliates	0.00		0.00		–	–	–	–	–	–	–	–

Total income (loss) from investment operations	0.00		0.00		0.01	0.03	0.05	2.67	0.89	(2.03)	(2.29)	1.91

Distributions from:
Net investment income	(0.00)		(0.00)		(0.01)	(0.03)	(0.05)	–	–	–	–	–
Net realized gain on securities	–		–		–	–	–	–	–	(0.12)	(0.84)	–

Total distributions	(0.00)		(0.00)		(0.01)	(0.03)	(0.05)	–	–	(0.12)	(0.84)	–

Net asset value at end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$12.87	$10.20	$9.31	$11.46	$14.59

TOTAL RETURN(a)	0.01	%(e)	0.01	%(e)	0.89%	3.08%	4.88%	26.18%	9.56%	(17.44)%	(16.52)%	15.06%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.20%		0.37%		0.55%	0.55%	0.55%	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.65%		0.64%		0.75%	0.67%	0.64%	1.32%	1.36%	1.49%	1.39%	1.35%
Ratio of expense reduction to average net assets	–		–		–	–	–	0.01%	0.01%	0.01%.	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.01%		0.01%		0.94%	3.04%	4.78%	(0.76)%	(0.83)%	(0.88)%	(0.75)%	(0.67)%
Ratio of net investment income (loss) to average net assets(c)	(0.44)%		(0.26)%		0.73%	2.93%	4.69%	(0.92)%	(1.03)%	(1.21)%	(0.98)%	(0.86)%
Portfolio turnover rate	N/A		N/A		N/A	N/A	N/A	79%	80%	83%	158%	58%
Number of shares outstanding at end of period (000’s)	214,677		214,151		253,830	329,922	337,050	6,124	4,681	4,546	4,195	3,884
Net assets at the end of period (000’s)	$214,407		$213,807		$253,242	$329,212	$337,050	$78,839	$47,757	$42,310	$48,061	$56,678

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate (Note 3).

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Small Cap Value Fund						Socially Responsible Fund
	Year Ended August 31,						Year Ended August 31,
	2011	2010	2009	2008	2007		2011		2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$10.27	$9.88	$13.75	$15.35	$15.06		$9.34		$8.93	$11.39	$13.49	$12.06

Income (loss) from investment operations:
Net investment income (loss)(d)	0.04	0.06	0.15	0.17	0.12		0.13		0.12	0.14	0.18	0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	2.23	0.43	(3.28)	(0.98)	1.27		1.57		0.44	(2.37)	(1.46)	1.51
Net increase from payments by affiliates	–	–	–	–	0.00		–		–	–	–	0.00

Total income (loss) from investment operations	2.27	0.49	(3.13)	(0.81)	1.39		1.70		0.56	(2.23)	(1.28)	1.70

Distributions from:
Net investment income	(0.13)	(0.10)	(0.12)	(0.09)	(0.07)		(0.12)		(0.15)	(0.19)	(0.12)	(0.06)
Net realized gain on securities	–	–	(0.62)	(0.70)	(1.03)		–		–	(0.04)	(0.70)	(0.21)

Total distributions	(0.13)	(0.10)	(0.74)	(0.79)	(1.10)		(0.12)		(0.15)	(0.23)	(0.82)	(0.27)

Net asset value at end of period	$12.41	$10.27	$9.88	$13.75	$15.35		$10.92		$9.34	$8.93	$11.39	$13.49

TOTAL RETURN(a)	22.06%	4.96%	(21.71)%	(5.23)%	9.22	%(e)	18.19	%(g)	6.23%	(19.20)%	(10.04)%	14.22	%(f)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.95%	0.95%	0.95%	0.95%	0.95%		0.56%		0.56%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets(c)	1.07%	1.14%	1.11%	1.11%	1.11%		0.63%		0.63%	0.69%	0.65%	0.63%
Ratio of expense reductions to average net assets	0.01%	0.01%	0.00%	0.01%	0.00%		–		–	0.02%	0.02%	0.03%
Ratio of net investment income (loss) to average net assets(b)	0.33%	0.52%	1.77%	1.02%	0.77%		1.19%		1.20%	1.79%	1.46%	1.45%
Ratio of net investment income (loss) to average net assets(c)	0.21%	0.33%	1.60%	0.86%	0.61%		1.12%		1.13%	1.67%	1.37%	1.38%
Portfolio turnover rate	116%	132%	32%	39%	33%		81%		98%	86%	120%	152%
Number of shares outstanding at end of period (000’s)	32,626	33,825	34,981	22,274	16,918		60,129		72,022	73,479	80,127	68,651
Net assets at the end of period (000’s)	$404,748	$347,417	$345,551	$306,357	$259,704		$656,395		$672,566	$656,132	$912,992	$925,906

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a gain realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.
(g)	The Fund’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions (see Note 3).

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Strategic Bond Fund
	Year Ended August 31,
	2011	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$11.22	$10.29	$11.10	$11.33	$11.36

Income (loss) from investment operations:
Net investment income (loss)(d)	0.60	0.60	0.66	0.65	0.61
Net realized and unrealized gain (loss) on investments and foreign currencies	0.09	0.85	(0.60)	(0.29)	(0.12)
Net increase from payments by affiliates	–	–	–	–	–

Total income (loss) from investment operations	0.69	1.45	0.06	0.36	0.49

Distributions from:
Net investment income	(0.60)	(0.52)	(0.87)	(0.51)	(0.40)
Net realized gain on securities	–	–	–	(0.08)	(0.12)

Total distributions	(0.60)	(0.52)	(0.87)	(0.59)	(0.52)

Net asset value at end of period	$11.31	$11.22	$10.29	$11.10	$11.33

TOTAL RETURN(a)	6.36%	14.51%	2.23%	3.13%	4.32%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.89%	0.89%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets(c)	0.95%	0.95%	1.05%	1.00%	1.02%
Ratio of expense reductions to average net assets	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	5.33%	5.65%	7.01%	5.81%	5.49%
Ratio of net investment income (loss) to average net assets(c)	5.27%	5.59%	6.85%	5.70%	5.35%
Portfolio turnover rate	144%	141%	129%	127%	126	%(e)
Number of shares outstanding at end of period (000’s)	44,277	41,249	34,144	31,963	25,743
Net assets at the end of period (000’s)	$500,792	$462,619	$351,498	$354,895	$291,727

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Portfolio turnover includes “to be announced” (“TBA”) transactions. Previously, portfolio turnover was calculated prior to including TBA transactions and was as follows:

Fund	2007
Strategic Bond	120%

See Notes to Financial Statements

VALIC Company II

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of VALIC Company II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the fifteen funds constituting VALIC Company II (the “Funds’’) at August 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements’’) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian, transfer agent and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above. The financial highlights for the period ended August 31, 2007 were audited by another independent registered public accounting firm whose report, dated October 25, 2007, expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

Houston, Texas

October 27, 2011

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited)

At an in-person meeting held on August 1-2, 2011, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of VC II, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved with respect to each Fund the Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and VC II (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers of VC II (collectively, the “Sub-advisory Agreements”): Bridgeway, Invesco, Invesco Asset Management Limited (“IAML”), J.P. Morgan Investment Management Inc. (“JPMIM”), Janus Capital Management, LLC (“Janus”), Metropolitan West Capital Management, LLC (“Metropolitan West”), Perkins Investment Management, LLC (“Perkins”), PineBridge, SunAmerica Asset Management Corp. (“SAAMCo”), The Boston Company Asset Management, LLC (“TBCAM”), and Wellington (collectively referred to as the “Sub-advisers”).

The Investment Advisory Agreement and Sub-advisory Agreements are collectively referred to as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials relating to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of the Funds, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Sub-Adviser Expense Group/Universe”), as selected an independent third-party provider of investment company data; (3) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against each Fund’s benchmarks; (4) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers; (5) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (6) the profitability of VALIC and the Sub-advisers and their affiliates; (7) the terms of the Advisory Contracts, and (8) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history.

The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Directors in executive sessions held at a July 2011 special meeting and executive sessions held during the August 2011 meeting during which such independent counsel provided guidance to the Independent Directors.

The continuation of all Advisory Contracts were approved at the August 2011 meeting for a one-year term beginning September 1, 2011 and ending August 31, 2012, with the exception of: (i) the RSI Sub-Advisory Agreement, which was approved for an initial two-year term; and (ii) the BlackRock Financial Sub-Advisory Agreement with respect to the Global Equity Fund which was approved for the period from September 1, 2011 to September 30, 2011, as a new sub-adviser will begin managing the Fund effective October 1, 2011.

Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their knowledge of VALIC’s management and the quality of the performance of its duties, through Board meetings, discussions and reports during the preceding year and through their long history of service to the Funds. The Board considered that VALIC is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of the Funds is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectus and statement of additional information.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of the Funds, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Investment Advisory Agreement with respect to each Fund. The Board also considered VALIC’s risk management processes.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Funds it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Directors of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-adviser’s investment and compliance personnel who provide services to the Funds. The Board also took into account the financial condition of each Sub-adviser. The Board also reviewed each Sub-adviser’s brokerage practices. The Board also considered each Sub-adviser’s risk management processes.

The Board reviewed VALIC’s and SAAMCo’s compliance program and personnel. It was noted that SAAMCo is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain VC I and VC II Funds. The Board also considered VALIC’s and each Sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

The Board concluded that the scope and quality of the advisory services provided by VALIC and Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Subadvisor Expense Universe and, in some cases as noted below, the Subadvisor Expense Group. It was noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of SAAMCo with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of certain Funds as noted below.

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Sub-advisers provided and the Board also considered expense information of comparable accounts managed by the Sub-advisers, as applicable, which accounts may have included one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below. It was noted that expense ratio data included in the independent third-party reports was based on VC II — unaudited data from the semi-annual report dated February 28, 2011.

The Board received and reviewed information prepared by management and by an independent third-party regarding the Funds’ investment performance compared against their benchmarks and their respective Performance Groups/Universes. It was noted that performance information provided by the independent third party was for the period ended April 30, 2011 and that benchmark information presented by management was through the period ended June 30, 2011.

•

Aggressive Growth Lifestyle Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees were above the median of its Expense Group and at the median of the Expense Universe. In addition, the Board considered that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through December 31, 2012.

The Board considered that the Fund’s performance was above the median of its Performance Group for the one- and three-year periods and slightly below the median for the five-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe and outperformed the Lipper VUF Mixed Asset Target Allocation Growth Index for the one-, three- and five-year periods. The Fund also outperformed its blended benchmark for the one-, three- and five-year periods. The blended benchmark consists of the Russell 3000 Index (“Russell 3000”) (54%), Barclays Capital U.S. Aggregate Bond Index (25%), the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”) (13%), and the FTSE European Public Real Estate Association (“EPRA”) / National Association of Real Estate Investment Trusts (“NAREIT”) Global Real Estate Index (8%). The Board concluded that the Fund’s performance was satisfactory.

•

Capital Appreciation Fund (sub-advised by Bridgeway Capital). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2012.

The Board considered that the Fund was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that the Fund underperformed the Lipper VUF Large-Cap Growth Index for the one- and three-year periods and slightly outperformed the Lipper Index for the five-year period. The Board considered that the Fund underperformed its benchmark, the Russell 1000® Growth Index, for the one-, three and five-year periods. The Board took into account management’s discussion of the Fund’s performance and its plans to address the Fund’s performance. The Board concluded that appropriate action is being taken to address the Fund’s performance.

•

Conservative Growth Lifestyle Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the median of its Subadvisor Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2012.

The Board considered that the Fund’s performance was above the median of its Performance Group/Universe and outperformed the Lipper VUF Mixed Asset Target Allocation Conservative Index for the one-, three- and five-year periods. The Board noted that the Fund outperformed its blended benchmark for the one-, three- and five- year periods. The Fund’s blended benchmark consists of the Russell 3000 Index (24%), Barclays Capital U.S. Aggregate Bond Index (65%), the MSCI EAFE Index (8%), and the FTSE EPRA/NAREIT Global Real Estate Index (3%). The Board concluded that the Fund’s performance was satisfactory.

•

Core Bond Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees were below the medians of its Expense Group/Universe and that the Fund’s total expenses were below the median of its Expense Group and above the median of its Expense Universe. In addition, the Board noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through December 31, 2012.

The Board noted that the Fund was above the medians of its Performance Group/Universe and that it outperformed the Lipper VUF Corporate A-Rated Bond Index for the one-, three- and five-year periods. The Board also noted that the Fund outperformed its benchmark, Barclays Capital U.S. Aggregate Index, for the one- and three-year periods and underperformed the benchmark for the five-year period. The Board concluded that the Fund’s performance was satisfactory.

•

High Yield Bond Fund (sub-advised by Wellington Management). The Board considered that the Fund’s actual advisory fees were at the median of its Expense Group and above the median of its Expense Universe, and that the Fund’s total expenses were above the medians of its Expense Group/Universe. The Board considered that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the Fund’s advisory fees were lowered in July 2009. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2012.

The Board considered that the Fund’s performance was slightly below the medians of its Performance Group/Universe and slightly underperformed the Lipper VUF High Yield Bond Index for the one- year period and was below the medians and underperformed the Lipper Index for the three- and five- year periods. The Board noted that the Fund underperformed its benchmark, the Citigroup High Yield Market Index for the one-, three- and five-year periods. The Board noted that the Fund’s performance has improved since Wellington Management began managing the Fund in July 2009. The Board took into account management’s discussion of the Fund’s performance, as well as management’s continued monitoring of the Fund. The Board concluded that the Fund’s performance was satisfactory in light of all factors considered.

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

•

International Small Cap Equity Fund (sub-advised by PineBridge and Invesco). The Board considered that the Fund’s actual advisory fees were below the medians of its Expense Group/Universe and that the Fund’s total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2012.

The Board considered that the Fund’s performance was below the medians of its Performance Group/Universe and underperformed the Lipper VUF International Growth Index for the one- and five-year periods and was above the medians and underperformed the Lipper Index for the three-year period. The Board took into consideration that the Lipper Index focused on international multi-cap growth funds and not on international small-cap core funds. The Board further noted that the Fund underperformed its benchmark, the MSCI EAFE Small Cap Index, for the one-, three- and five-year periods. The Board also noted the addition of a co-sub-adviser in December 2009. The Board took into account management’s discussion of the Fund’s performance, as well as management’s continued monitoring of the Fund and its plans for the Fund. The Board concluded that the Fund’s performance was being addressed.

•

Large Cap Value Fund (sub-advised by TBCAM and Janus/Perkins). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were below the median of its Subadvisor Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2012.

The Board considered that TBCAM and Janus/Perkins began managing the Fund in June 2010 and that performance beyond the one-year period was attributable to the prior sub-adviser. The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe for the one-year period and was below the medians for the three- and five-year periods. The Board also considered that the Fund underperformed the Lipper VUF Large-Cap Value Index for the one-, three- and five-year periods. In addition, the Board noted that the Fund outperformed its benchmark, the Russell 1000® Value Index, for the one-year period and underperformed the benchmark for the three- and five-year periods. The Board also noted management’s discussion of the Fund’s performance, as well as management’s continued monitoring of the Fund and the recent change of sub-adviser. The Board concluded that the Fund’s performance was being addressed.

•

Mid Cap Growth Fund (sub-advised by Columbia). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2012.

The Board considered that Columbia began managing the Fund on December 1, 2010 and that performance prior to such time was attributable to the prior sub-adviser. The Board also considered that the Fund’s performance was below the medians of its Performance Group/Universe and the Lipper VUF Mid-Cap Growth Index for the one-, three- and five-year periods. In addition, the Board considered that the Fund outperformed its benchmark, the Russell Midcap® Growth Index, for the one-year period and underperformed the benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, the recent change of sub-adviser and concluded that the Fund’s performance was being addressed.

•

Mid Cap Value Fund (sub-advised by Nuveen, Tocqueville and Wellington). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2012.

The Board considered that the Fund’s performance was at the median of its Performance Group for the one-, three- and five- year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the one- and five- year periods and above the median for the three- year period. The Board also considered that the Fund outperformed the Lipper VUF Mid Cap Value Index for the one-, three- and five-year periods. In addition, the Board noted that the Fund underperformed its benchmark, the Russell 2500® Value Index, for the one- and three-year periods and slightly outperformed the benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance and the addition of another sub-adviser in March 2011 as well as its plans for the Fund, and concluded that the Fund’s performance was satisfactory in light of all factors considered.

•

Moderate Growth Lifestyle Fund (sub-advised by AIGGIC). The Board considered that the Fund’s actual advisory fees were above the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were slightly above the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through December 31, 2012.

The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe and outperformed the Lipper VUF Mixed-Asset Target Allocation Moderate Index for the one-, three- and five-year periods. In addition, the Board noted that the Fund outperformed its blended benchmark for the one-, three- and five-year periods. The Fund’s blended benchmark consists of the Russell 3000 (40%), Barclays Capital U.S. Aggregate Bond Index (45%) and the MSCI EAFE Index (10%) and the FTSE EPRA/NAREIT Global Real Estate Index (5%). The Board concluded that the Fund’s performance has been satisfactory.

•

Money Market II Fund (sub-advised by SAAMCo). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe. The Board also noted that the Fund’s total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were below the median of its Subadvisor Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through December 31, 2012 and that VALIC has contributed capital to support the Fund’s current yield.

The Board considered that the Fund’s performance was at the median of its Performance Group for the one- year period and above the median for the three- and five- year periods. The Board also considered that the Fund was at the median of its Performance Universe for the one- year period, above the median for the three- year period and

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

below the median for the five- year period. The Board also considered that the Fund underperformed the Lipper VUF Money Market Index for the one- and five-year periods and outperformed the Lipper Index for the three- year period. The Board also considered that the Fund slightly underperformed its benchmark, the Treasury Bill 3 Month Index, for the one-year period, and slightly outperformed its benchmark for the three- and five-year periods. The Board took into account the relatively small range in performance returns among the Performance Group/Universe. The Board concluded that the Fund’s performance was satisfactory in light of all factors considered.

•

Small Cap Growth Fund (sub-advised by JPMIM). The Board considered that the Fund’s actual advisory fees were at the median of its Expense Group/Universe and its total expenses were below the median of its Expense Group and above the median of its Expense Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through December 31, 2012.

The Board noted that the Fund’s performance was above the median of its Performance Group for the one-, three- and five-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe and outperformed the Lipper VUF Small Cap Growth Index for the one- and three-year periods and was below the median and underperformed the Lipper Index for the five-year period. In addition, the Board considered that the Fund outperformed its benchmark, the Russell 2000® Growth Index, for the one- and three-year periods and underperformed the benchmark for the five-year period. The Board concluded that the Fund’s performance was satisfactory in light of all factors considered.

•

Small Cap Value Fund (sub-advised by SAAMCo, MetWest and JPMIM). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the median of its Subadvisor Expense Group and were at the median of its Subadvisor Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2012.

The Board considered that the Fund’s performance was below the median of its Performance Group for the one- and five-year periods and was at the median for the three-year period. The Board also considered that the Fund’s performance was below the median of the Performance Universe and underperformed the Lipper VUF Small Cap Value Index for the one- and three-year periods and was above the median and outperformed the Lipper Index for the five-year period. The Board also noted that the Fund outperformed its benchmark, the Russell 2000® Value Index, for the one-, three- and five-year periods. The Board noted management’s discussion of the Fund’s performance, including the engagement of new sub-advisers in February 2010, its continued monitoring of the Fund, and concluded that the Fund’s performance is being addressed.

•

Socially Responsible Fund (sub-advised by SAAMCo). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2012.

The Board noted that the Fund’s performance was above the medians of its Performance Group/Universe, and outperformed the Lipper VUF Large Cap Core Index for the one-, three- and five- year periods. The Board also noted that the Fund underperformed its benchmark, the S&P 500® Index, for the one-year period and outperformed its benchmark for the three- and five-year periods. The Board took into consideration management’s discussion of its peer group and index noting the social criteria to which the Fund must adhere and concluded that the Fund’s performance was satisfactory in light of all factors considered.

•

Strategic Bond Fund (sub-advised by PineBridge). The Board noted that the Fund’s actual advisory fees were below the medians of its Expense Group/Universe and that the Fund’s total expenses were slightly above the medians of its Expense Group/Universe. In addition, the Board considered that the Fund’s actual sub-advisory fees were at the median of its Subadvisor Expense Group and above the median of its Subadvisor Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through December 31, 2012.

The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe for the one-year period and was below the median for the three- and five-year periods. The Board also considered that the Fund outperformed the Lipper VUF General Bond Index for the one- and three-year periods and underperformed the Lipper Index for the five-year period. The Board also noted that the Fund outperformed its benchmark, the Barclays Capital Aggregate Bond Index, for the one-, three- and five- year periods. The Board took into account management’s discussion of the Fund’s performance, including its improved performance over the one- year period. The Board noted that management was closely monitoring the Fund and concluded that the Fund’s performance was satisfactory in light of all factors considered.

The Board concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average daily net assets of the respective Fund.

It was noted that VALIC reviewed a number of factors in determining appropriate fee levels for the Funds as well as the fee VALIC pays each Sub-adviser. Such factors include review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) clone fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC will receive benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees paid or to be paid by the Funds. The Board considered that the Funds also pay VALIC a fee for the provision of recordkeeping and shareholder services to contract owners and participants, which is

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

provided at cost. Such payment is allocated to each Fund based on the number of accounts serviced. Finally, it was noted that the Funds pay SAAMCo, an affiliate of VALIC, an annual fee of approximately 0.07% based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SAAMCo receives from the Funds, SAAMCo compensates VALIC for certain administrative services (0.02% of daily net assets), and the Funds’ custodian, State Street Bank and Trust Company for calculation of the daily net asset value (0.01% of daily net assets). It was also noted that SAAMCo receives sub-advisory fees for those Funds in which it serves as sub-adviser. The Board also considered that VC II pays VALIC an annual fee of 0.25% on average daily net assets of each Fund (other than the Lifestyle Funds) pursuant to a Shareholder Services Agreement.

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, it was noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. These benefits can be material.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC, as adviser and transfer agent and as the shareholder servicing agent. In addition, the Board considered the profitability of SAAMCo in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds was reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Funds, the Directors noted that the fees under the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Directors determined that the profitability to the Sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Investment Sub-Advisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers with respect to most of the Funds contain breakpoints, which allows the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that it the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein.

The Board reviewed the terms of the RSI Sub-Advisory Agreement, including the duties and responsibilities undertaken by RS Investments. It also noted that the RSI Sub-Advisory Agreement was the same in all material respects as the Sub-Advisory Agreement with Wells Capital, except for the name of the sub-adviser and the term of the agreements.

The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel, regulatory history, including information whether it was currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entities’ compliance staff that would be responsible for providing compliance functions on behalf of the Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Director may have contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each of the Funds and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

VALIC Company II

TRUSTEES AND OFFICERS INFORMATION — August 31, 2011 (Unaudited)

Name, Age and Address*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Trustee(3)
Independent Directors
Thomas J. Brown Age: 65	Trustee	2005- Present	Retired.	48	Trustee, Virtus Series Fund (2011-Present).
Dr. Judith L. Craven Age: 65	Trustee	1998- Present	Retired Administrator.	86	Director, Hilton Hotel (1998-Present); Director, Belo Corporation, a media company (1992-Present); Director SYSCO Corporation, a food marketing and distribution company (1996-Present). Director, Luby’s Inc., a restaurant chain (1998-Present).
William F. Devin Age: 72	Chairman and Trustee(5)	2001- Present	Retired.	86	Director, Boston Options Exchange (2001-Present).
Dr. Timothy J. Ebner Age: 62	Trustee	1998- Present	Professor and Head, Department of Neuroscience (1980-Present), and Visscher Chair of Physiology, University of Minnesota (1999-Present); Scientific Director, Society for Research on the Cerabellum (2008-Present).	48	Trustee, Minnesota Medical Foundation (2005-Present).
Judge Gustavo E. Gonzales, Jr. Age: 71	Trustee	1998- Present	Attorney At Law, Criminal Defense and General Practice (2005-Present) Formerly, Municipal Court Judge, Dallas, TX (1995-2004)	48	None.
Dr. John Wm. Lancaster Age: 87	Trustee	1998- Present	Pastor Emeritus (1990-Present) and formerly Director of Planned Giving (1997-2005), First Presbyterian Church, Houston, TX.	48	None.
Kenneth J. Lavery Age: 61	Trustee	2001- Present	Vice President, Massachusetts Capital Resources Co. (1982-Present).	48	None.
Dr. John E. Maupin, Jr. Age: 64	Trustee	1998- Present	President, Morehouse School of Medicine, Atlanta, Georgia (2006-Present). Formerly, President, Meharry Medical College, Nashville, Tennessee (1994-2006).	48	Director, LifePoint Hospitals, Inc. (1999-Present); Director, HealthSouth Corp. (2004-Present); and Director, Regions Financial Corp. (2007-Present).
Interested Directors
Peter A. Harbeck(1) Age: 57	Trustee	2001- Present	President, CEO and Director, SAAMCo (1995-Present); Director, SunAmerica Capital Services, Inc. (“SACS”) (1993-Present); Chairman, President and CEO, Advisor Group, Inc. (2004-Present)	86	None.
Officers
Kurt Bernlohr Age: 50	President and Principal Executive Officer	2009- Present

President VALIC Financial Advisors, Inc. (2009-Present); President, VALIC Retirement Services Company (2009-Present); Senior Vice President (2009-Present), Vice President (2004-2009) and Associate General Counsel (2000-2004), VALIC

				N/A	N/A
John Packs Age: 55	Vice President and Senior Investment Officer	2001- Present	Senior Investment Officer, VALIC (2001-Present).	N/A	N/A

VALIC Company II

TRUSTEES AND OFFICERS INFORMATION — August 31, 2011 (Unaudited) — (continued)

Name, Age and Address*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Trustee(3)
Officers
Gregory R. Kingston Age: 45	Treasurer and Principal Financial Officer	2000- Present	Vice President, SAAMCo (2001-Present).	N/A	N/A
Nori L. Gabert Age: 58	Vice President, Chief Legal Officer and Secretary	2000- Present	Vice President and Deputy General Counsel, SAAMCo (2005-Present); Vice President and Senior Counsel SAAMCo (2001-2005).	N/A	N/A
Gregory N. Bressler Age: 44	Vice President	2005- Present	Senior Vice President and General Counsel, SAAMCo (2005-Present); Formerly Vice President and Director of U.S. Asset Management Compliance, Goldman Sachs Asset Management (2004 to 2005); Deputy General Counsel, Credit Suisse Asset Management LLC (2002-2004).	N/A	N/A
Katherine Stoner Age: 54	Vice President, Chief Compliance Officer	May 2011- Present	Vice President, SAAMCo (May 2011-Present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”) and Western National Life Insurance Company (“WNL”) (2006-Present); Deputy General Counsel and Secretary, VALIC and WNL (2007-Present); Vice President, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company (2010-Present).	N/A	N/A
Matthew J. Hackethal Age: 39	Anti-Money Laundering (“AML”) Compliance Officer	2007- Present	Chief Compliance Manager, SAAMCo (2006-Present); AML Compliance Officer, SunAmerica Fund Complex (2006-Present).	N/A	N/A
Donna M. Handel Age: 45	Vice President and Assistant Treasurer	2001- Present	Senior Vice President, SAAMCo (2004-Present).	N/A	N/A
Thomas M. Ward Age: 44	Vice President	2008- Present	VP (2009-Present) and Director (2005-2009), VALIC; VP, VALIC Financial Advisers, Inc. (2009-Present)	N/A	N/A
*	The business address for each Trustee and Officer is 2929 Allen Parkway, Houston, TX, 77019.
(1)	Interested Trustee, as defined within the Investment Company Act of 1940 (the “1940 Act”), because of current employment with SAAMCo, an affiliated company with VALIC.
(2)	The “Fund Complex” consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Speciality Series (6 funds), SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (4 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (11 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha LargeCap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Series Trust (35 portfolios), VALIC Company I (33 funds) and VALIC Company II (15 funds).
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.
(4)	Trustees serve until their successors are duly elected and qualified.
(5)	Effective July 27, 2005, Mr. Devin became Chairman of the Board.

Additional Information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

VALIC Company II

SHAREHOLDERS TAX INFORMATION — August 31, 2011 (Unaudited)

Certain tax information regarding the VALIC Company II is required to be provided to the shareholders based upon each Fund’s income and capital gain distributions for the taxable year ended August 31, 2011.

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2011, which will be made available after the end of the calendar year.

During the year ended August 31, 2011 the Funds paid the following long-term capital gains along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

Fund	Net Long-Term Capital Gains	Foreign Tax Credit *	Foreign Source Income	Qualifying % for the 70% Dividends Received Deduction
Aggressive Growth Lifestyle	$—	$—	$—	22.00%
Capital Appreciation	—	—	—	100.00
Conservative Growth Lifestyle	—	—	—	8.37
Core Bond	—	—	—	1.21
High Yield Bond	—	—	—	0.05
International Small Cap Equity	—	1,116,317	14,836,750	1.37
Large Cap Value	—	—	—	100.00
Mid Cap Growth	—	—	—	—
Mid Cap Value	—	—	—	100.00
Moderate Growth Lifestyle	—	—	—	14.23
Money Market II	—	—	—	—
Small Cap Growth	—	—	—	—
Small Cap Value	—	—	—	83.20
Socially Responsible	—	—	—	100.00
Strategic Bond	—	—	—	0.34

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to the shareholders.

VALIC Company II

COMPARISONS: FUNDS VS. INDEXES (Unaudited)

In the following pages, we have included graphs that compare the Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC II Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contract or variable life insurance policy (collectively, the “Contracts”), a qualifying employer-sponsored retirement plan (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

VALIC Company II Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-months ending August 31, 2011, the Aggressive Growth Lifestyle Fund returned 16.33%, compared to 18.50% for the S&P 500® Index and 14.27% for the Blended Index. The Blended Index is comprised of the Russell 3000® Index (54%), the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index (net) (13%), the Barclays Capital U.S. Aggregate Bond (“BarCap US Aggregate Bond”) Index (25%) and the FTSE European Public Real Estate Association (“EPRA”)/National Association of Real Estate Investment Trusts (“NAREIT”) Developed Index (8%).

Over the course of the fiscal year, the Russell 3000® Index returned 19.30%, the MSCI EAFE Index (net) returned 10.01%, the FTSE EPRA NAREIT Index returned 15.49%, and the BarCap US Aggregate Bond Index returned 4.62%. Thus the blended benchmark returned 14.27% for the year. The Fund invests in a combination of the funds of VC II and VALIC Company I (“VC I”), another mutual fund series managed by VALIC (“Underlying Funds”). The Fund does not select specific sectors, securities, or countries thus, these factors do not influence performance. Rather, the key indicators of performance are asset allocation, style allocation and selection of Underlying Funds. Each of these factors contributed to performance on approximately an even basis.

The Fund opened the fiscal year with a cautious overweight in fixed income, as the U.S. economy was just beginning to overcome fears of a double-dip recession. When confidence in renewed growth was restored, the Fund quickly shifted to an overweight in U.S. Equity, with a concentration in small caps which tend to recover more when sentiment shifts toward recovery. In early 2011, The Fund shifted away from international equity due to rampant global inflation and austerity measures in Europe, and instead increased an overweight on U.S. Equity. In March the Fund realized some of its gains and took a more cautious stance with greater emphasis on fixed income as a series of headlines (Egypt rebellion, Japanese Quake/Tsunami, U.S. Debt Ceiling) began to upset global markets. The Fund pared down its equity holdings and moved to a significant overweight in fixed income during this period. As the year closed, buying opportunities arose in falling equity markets and the Fund renewed an overweight in U.S. Equity.

VALIC Company II Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended August 31, 2011, the Aggressive Growth Lifestyle Fund returned 16.33% compared to 18.50% for the S&P 500® Index and 14.27% for the Blended Index.

*

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s blended index consists of the Russell 3000® Index (54%), MSCI EAFE Index (net) (13%), the BarCap US Aggregate Bond Index (25%) and the FTSE/EPRA NAREIT Developed Index (8%).

***	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

****	The BarCap US Aggregate Bond Index, a broad measure of the bond market, is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return
1 Year	5 Years	10 Years
16.33%	3.62%	5.48%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Capital Appreciation Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Bridgeway Capital Management, Inc.

The Capital Appreciation Fund posted a return of 17.41% for the twelve-month period ending August 31, 2011, compared to a return of 23.96% for the Russell 1000® Growth Index.

While performance was strong on an absolute basis, the Fund underperformed the benchmark for the period.

Sector selection hurt performance on a relative basis. Sector allocation detracted in eight of ten sectors. Among the sectors, slight overweighting in healthcare hurt performance the most. A slight underweighting in energy detracted from performance as well.

Overall, security selection was the primary reason for the underperformance during the period. Poor stock selection in information technology hurt the most with Akamai Technologies Inc., F5 Networks Inc. and First Solar Inc. detracting from performance. Stock selection in the materials sector had a smaller negative effect. Security selection in consumer staples, notably Green Mountain Coffee Roasters, Inc. contributed positively to performance.

For the year ended August 31, 2011, the Capital Appreciation Fund returned 17.41% compared to 23.96% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return
1 Year	5 Years	10 Years
17.41%	1.43%	0.52%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-months ending August 31, 2011, the Conservative Growth Lifestyle Fund returned 11.82%, compared to 18.50% for the S&P 500® Index and 9.08% for the Blended Index. The Blended Index is comprised of the Russell 3000® Index (24%), the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index (net) (8%), the Barclays Capital U.S. Aggregate Bond (“BarCap US Aggregate Bond”) Index (65%) and the FTSE European Public Real Estate Association (“EPRA”)/National Association of Real Estate Investment Trusts (“NAREIT”) Developed Index (3%).

Over the course of the fiscal year, the Russell 3000® Index returned 19.30%, the MSCI EAFE Index (net) returned 10.01%, the FTSE EPRA NAREIT Index returned 15.49%, and the BarCap US Aggregate Bond Index returned 4.62%. Thus the blended benchmark returned 9.08% for the year. The Fund invests in a combination of the funds of VC II and VALIC Company I (“VC I”), another mutual fund series managed by VALIC (“Underlying Funds”). The Fund does not select specific sectors, securities, or countries thus, these factors do not influence performance. Rather, the key indicators of performance are asset allocation, style allocation, and selection of Underlying Funds. During the course of the fiscal year, selection of Underlying Funds provided the greatest benefit to performance. Asset allocation was also a contributor to performance, while style allocation proved a small drag on returns.

The fiscal year began with fears of a double-dip recession subsiding, and the Fund held an overweight in U.S. Equity with underweights in International Equity, Real Estate Equity, and Fixed Income. Within U.S. Equity, the bias was skewed toward value with a preference for mid-cap companies. Within Fixed Income, the Fund leaned heavily toward high yield. As the year progressed, the Fund became more overweight U.S. Equity vs. International Equity and shifted more weight toward small caps and growth stocks. Due to inflation fears, the Fund diversified its Fixed Income exposure with more high-quality and inflation protected securities. Market shocks in 2011 led the Fund to concentrate more on Fixed Income, reducing but staying overweight in U.S. Equity. Markets now appear to be in a transitional period and as a result the Fund is focusing more on larger caps, value oriented and a diversified blend of fixed income assets.

VALIC Company II Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended August 31, 2011, the Conservative Growth Lifestyle Fund returned 11.82% compared to 18.50% for the S&P 500® Index and 9.08% for the Blended Index.

*

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s blended index consists of the Russell 3000® Index (24%), MSCI EAFE Index (net) (8%), the BarCap US Aggregate Bond Index (65%) and the FTSE EPRA/NAREIT Developed Index (3%).

***	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

****	The BarCap US Aggregate Bond Index, a broad measure of the bond market, is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return
1 Year	5 Years	10 Years
11.82%	5.38%	5.74%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Core Bond Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Core Bond Fund posted a return of 4.89% for the twelve-month period ending August 31, 2011, compared to a return of 4.62% for the Barclays Capital (“BarCap”) U.S. Aggregate Bond Index.

The Fund’s exposure to high yield contributed to performance as did an allocation to commercial mortgage-backed securities (CMBS). Lower grade credits sold off in August due to increased concern surrounding the sovereign debt crisis in Europe and consequently, the allocation to Treasuries has been increased.

Within the Fund, top performing securities included CMBS positions issued by Morgan Stanley and Goldman Sachs. Bond holdings that detracted from performance included CMBS positions issued by Greenwich Capital Commercial Fund Corporation and Morgan Stanley. The contributing Morgan Stanley holding had a more senior position in the CMBS capital structure as well as better liquidity. Given the liquidity of the issue, the Fund was able to trade it more tactically over the period which benefited performance.

In the emerging markets portion of the Fund, holdings in the dollar denominated debt of Lithuania, Venezuela and Argentina benefitted performance. Additionally, heightened investor interest bolstered emerging markets returns in general.

For the year ended August 31, 2011, the Core Bond Fund returned 4.89% compared to 4.62% for the BarCap US Aggregate Bond Index.

*	The BarCap US Aggregate Bond Index, a broad measure of the bond market, is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Average Annual Total Return
1 Year	5 Years	10 Years
4.89%	6.04%	5.26%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II High Yield Bond Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Wellington Management Company, LLP

The High Yield Bond Fund posted a return of 7.00% for the twelve-month period ending August 31, 2011, compared to its benchmark, the Citigroup High-Yield Market Index, which returned 8.59%.

During the period, the best performing sectors of the Citigroup High Yield Market Index were broadband, technology, and restaurants. The worst performing sectors were publishing, home builders, and transportation.

Security selection was the main driver of underperformance during the period, due primarily to results in the utilities, financial services, and industrials sectors. While not enough to offset the weak security selection, the Fund benefited from sector allocation decisions, particularly an overweight to the technology sector. The Fund also benefited from strong security selection in the technology and energy sectors and an underweight to the home construction sector. During the period, CCC-rated securities outperformed all other quality segments while B- and BB-rated names lagged. Security selection in CCC-rated names weighed on relative performance.

The top three individual contributors were Ford Motor Co., First Data Corp and Sorenson Communications Inc. The top three detractors were Cenveo Corp, Harland Clarke Holdings Corp. and Navios Maritime Holdings, Inc.

For the year ended August 31, 2011, the High Yield Bond Fund returned 7.00% compared to 8.59% for the Citigroup High-Yield Market Index.

*	The Citigroup High-Yield Market Index measures the performance of below investment grade debt issued by corporations domiciled in the United States or Canada. All of the bonds in such index are publicly placed, have a fixed coupon, and are nonconvertible.

Average Annual Total Return
1 Year	5 Years	10 Years
7.00%	3.71%	7.31%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II International Small Cap Equity Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The International Small Cap Equity Fund posted a return of 12.14% for the twelve-month period ending August 31, 2011, compared to a return of 17.44% for the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, and Far East (“EAFE”) Small Cap Index (net).

A discussion with Invesco Advisers, Inc.—regarding their portion of the Fund (the “portfolio”)

The key driver to underperformance during the review period was Europe excluding the UK. The portfolio was marginally overweight Europe excluding the UK and stock selection was poor. European industrial names performed poorly and several holdings, including Outokumpu, sold off aggressively as concerns regarding global growth pervaded. Additionally, positions in Japan were weak, significantly impacted following the Japanese earthquake in March 2011.

Strong stock selection within Asia excluding Japan contributed the most during the reporting period. Exposure to Indonesia and Thailand was particularly positive. Big C Supercenter PCL and AKR Corporindo were among the biggest single stock contributors to performance.

In terms of sector exposure, strong stock selection within healthcare made the largest contribution to total returns. Stock selection within consumer staples was also a positive for performance. Overweight positions within financials, industrials, materials and technology disappointed and this detracted the most from performance.

A discussion with PineBridge Investments, LLC—regarding their portion of the Fund (the “portfolio”)

The portfolio underperformed the benchmark during the period.

The portfolio benefitted from positive sector selection within energy, financials, utilities, healthcare and materials, but this did not compensate for poor stock selection. Conversely, consumer discretionary, staples, industrials, information technology and telecom all detracted from performance relative to the benchmark.

For each region there were particular periods to note. The portfolio underperformed in Asia due to an underweight in Australia, which rallied strongly into the year-end, buoyed by higher commodity prices. In Japan, while being one of the top performing markets in 2011, experienced the triple threat of an earthquake, tsunami and nuclear meltdown in March which saw investors sell their small cap positions.

Security selection had a negative impact on performance in nine of ten sectors. The top five detracting stocks were Cramo Oyj, Deutz AG, SAF-Holland SA, Aareal Bank AG and SNS REAAL NV. Top five contributing stocks were St James’s Place PLC, Sungwoo Hitech Co, Aalberts Industries, Sulzer AG and Lancashire Holdings Ltd.

For the year ended August 31, 2011, the International Small Cap Equity Fund returned 12.14% compared to 17.44% for the MSCI EAFE Small Cap Index (net).

*	The MSCI EAFE Small Cap Index (net) is an unmanaged index considered representative of small-cap stocks of Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Average Annual Total Return
1 Year	5 Years	10 Years
12.14%	-0.71%	5.49%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Large Cap Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Large Cap Value Fund posted a return of 13.84% for the twelve-month period ending August 31, 2011, compared to a return of 14.37% for the Russell 1000® Value Index.

A discussion with Janus Capital Management, LLC—regarding their portion of the Fund (the “portfolio”)

Stock selection in the financial services and industrial sectors was positive. An overweight and positive stock selection in the healthcare sector also added to returns. Relative detractors in the period included holdings in energy, consumer discretionary, and information technology.

In financials and for the portfolio overall, Discover Financial Services was the largest individual positive contributor. Energy was the best performing sector for the Index. Stocks such as Exxon Mobil Corp. contributed to performance. Other large positive contributors included International Business Machines Corp., General Electric Co., and Anadarko Petroleum Corp.

Technology Bellwether Cisco Systems declined 21%; it was the portfolio’s largest individual negative contributor. Hewlett-Packard, Forest Oil Corp., and SunTrust Banks Inc. were other large detractors.

A discussion with The Boston Company Asset Management, LLC—regarding their portion of the Fund (the “portfolio”)

The portfolio modestly underperformed its benchmark on a net basis during the period. Underperformance versus the benchmark was largely driven by stock selection primarily in the consumer discretionary and energy sectors. Several of the portfolio’s consumer discretionary holdings detracted from relative returns, including Walt Disney Co. Some of this underperformance was offset by outperformance in other sectors, including industrials, materials and healthcare. The portfolio outperformed by the widest margin in the materials and industrials sectors, driven by stock selection that included Freeport-McMoRan Copper & Gold, Inc. An overweight to healthcare, the second best performing sector, also helped returns.

The energy sector continues to represent one of the portfolio’s highest active overweights. This sector had the portfolio’s top three contributors: Occidental Petroleum Corp., Schlumberger Ltd., and Cameron International Corp. An underweight in the benchmark’s worst-performing sector, financials, helped overall performance. However, the three largest individual performance detractors came from this sector: MetLife Inc., Citigroup Inc., and Comerica Inc.

For the year ended August 31, 2011, the Large Cap Value Fund returned 13.84% as compared to 14.37% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return
1 Year	5 Years	10 Years
13.84%	-3.28%	2.56%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Mid Cap Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Growth Fund posted a return of 26.27% for the twelve-month period ending August 31, 2011, compared to a return of 25.61% for the Russell Midcap® Growth Index.

Effective December 1, 2010, Columbia Management Investment Advisers, LLC replaced Invesco Advisers Inc. as sub-adviser to the Fund.

A discussion with Invesco Advisers, Inc.

The Fund outperformed during the shortened period. Energy, information technology, materials, financials and consumer staples all showed positive results. The Fund outperformed by the widest margin in the energy sector, driven by stock selection and an overweight position. Concho Resources Inc. was one of the leading contributors to performance.

Some of this outperformance was offset by underperformance in other sectors, including healthcare and telecommunication services. The Fund underperformed by the widest margin in the healthcare sector, driven by stock selection and an overweight position. Nuvasive Inc. and Human Genome Sciences Inc. were two of the leading detractors to performance.

A discussion with Columbia Management Investment Advisers, LLC

The Fund’s strategy generally is to maintain sector weightings that are within a range of those of the benchmark Russell Midcap® Growth Index, and typically the slight over/under-weights on a sector basis are more of a reflection of the bottom-up analysis of individual stocks within those sectors as opposed to any top-down call on one sector versus another.

For the period, the strategy benefited from strong security selection in the information technology, consumer discretionary, consumer staples, financials, and industrials sectors, which more than offset poorer performance in energy, healthcare, materials and telecommunication services sectors.

Within the top performing information holdings, Alliance Data Systems Corp. and Electronic Arts Inc. were two top performers. In consumer discretionary, Lululemon Athletica, Inc. and Tempur-Pedic International Inc. were the top contributors. Among the consumer staples sector, Green Mountain Coffee Roasters Inc. and Herbalife Ltd. were the leading contributors.

In energy, the Fund underperformed mostly because of what the Fund didn’t own. An underweight in the strong performing Range Resources Corporation and not owning Petrohawk Energy Corp., which was acquired by BHP Billiton Ltd. at a significant premium.

The three leading detractors were Dendreon Corp., Cooper Tire & Rubber Co and Life Technologies Corp.

For the year ended August 31, 2011, the Mid Cap Growth Fund returned 26.27% compared to 25.61% for the Russell Midcap® Growth Index.

*

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Average Annual Total Return
1 Year	5 Years	10 Years
26.27%	3.03%	4.32%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Mid Cap Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Value Fund posted a return of 12.98% for the twelve-month period ended August 31, 2011 compared to a return of 17.28% % for the Russell 2500® Value Index.

A discussion with Wellington Management Company, LLP—regarding their portion of the Fund (the “portfolio”)

Strong stock selection in the information technology, telecom and media, and financials sectors was more than offset by weaker selection in the materials, consumer staples, and healthcare sectors. The top relative detractors from performance included Sino-Forest (materials), Delta Air Lines (industrials), and Owens-Illinois (materials). Varian Semiconductor (information technology) CF Industries (materials) and CIGNA (healthcare) were top contributors to relative performance.

Overall, sector allocation contributed to relative results, helped by an underweight to the lagging financials sector and an overweight to the industrials and consumer staples sectors. An underweight to the Energy sector detracted from performance.

A discussion with Nuveen Asset Management, LLC—regarding their portion of the Fund (the “portfolio”)

Sector allocation contributed to relative performance due to an underweight allocation toward financials and an overweight allocation toward energy. Security selection was the primary driver of underperformance. Positive contribution in the consumer discretionary and materials sectors was offset by negative security selection in all remaining sectors.

Among the top contributing stocks were CBS, Corp., Newfield Exploration, Co. and Eaton Corp. While Lincoln National, Dean Foods Co. and Royal Caribbean were among the top detractors.

Effective March 21, 2011, Tocqueville Asset Management, LP was added as a sub-adviser to the Fund.

A discussion with Tocqueville Asset Management, LLC—regarding their portion of the Fund (the “portfolio”)

Sector allocation relative to the Index is generally a coincidental function of the portfolio’s bottom-up investment process rather than a purposeful top-down strategy. However, as a result of identifying a number of attractive investment opportunities in more cyclical industries, the portfolio was overweight in the industrials and materials sectors during the period. This exposure negatively impacted relative performance, as both sectors were among the worst performing areas in the Index. The utilities and consumer staples sectors were the only sectors to generate a positive return to the Index during the period, and the portfolio had no investments in those areas, which also detracted from performance. In contrast, the relative lack of exposure to the energy sector was favorable to performance as it was a fairly weak sector within the Index during the period.

Stock selection also detracted from relative performance for the period. Together, Ferro Corp., Owens-Illinois, Inc., and Collective Brands, Inc. negatively impacted performance. Celanese Corp. and Southern Union Company were the top positive contributors to our performance for the period.

For the year ended August 31, 2011, the Mid Cap Value Fund returned 12.98% compared to 17.28% for the Russell 2500® Value Index.

*

The Russell 2500® Value Index measures the performance of those Russell 2500® companies (the 2500 smallest companies, by market capitalization in the Russell 3000® Index) with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return
1 Year	5 Years	10 Years
12.98%	0.80%	5.84%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-months ending August 31, 2011, the Moderate Growth Lifestyle Fund returned 14.20%, compared to 18.50% for the S&P 500® Index and 11.76% for the Blended Index. The Blended Index is comprised of the Russell 3000® Index (40%), the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index (net) (10%), the Barclays Capital U.S. Aggregate Bond (“BarCap US Aggregate Bond”) Index (45%) and the FTSE European Public Real Estate Association (“EPRA”)/National Association of Real Estate Investment Trusts (“NAREIT”) Developed Index (5%).

Over the course of the fiscal year, the Russell 3000® Index returned 19.30%, the MSCI EAFE Index (net) returned 10.01%, the FTSE EPRA NAREIT Index returned 15.49%, and the BarCap US Aggregate Bond Index returned 4.62%. Thus, the blended benchmark returned 11.76% for the year. The Fund invests in a combination of the funds of VC II and VALIC Company I (“VC I”), another mutual fund series managed by VALIC (“Underlying Funds”). The Fund does not select specific sectors, securities, or countries thus, these factors do not influence performance. Rather, the key indicators of performance are asset allocation, style allocation, and selection of Underlying Funds. Greatest benefit to performance came from asset allocation. Selection of Underlying Funds and style allocation also provided contributions to performance.

The Fund began the fiscal year with a modest overweight on U.S. Equity, and underweight Fixed Income. The recovery from the recession had resumed after fears of a double dip subsided, leading to a cautious optimism about growth prospects. Confidence in the recovery became stronger as the year progressed and the Fund increased allocations to smaller cap equities which would see the largest benefit. As the U.S. economy grew, it was clear that Europe faced a headwind from austerity measures and the Fund significantly reduced its International Equity exposure. In Fixed Income, the high yield tilt began to shift toward quality as inflation fears ramped up entering into 2011. Subsequent market-moving headlines such as unrest in the Middle East, the disaster in Japan, and the U.S. budget/debt impasse caused a trimming of a U.S. Equity overweight until exercising a buying opportunity at year end with markets at or near lows for the year.

VALIC Company II Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended August 31, 2011, the Moderate Growth Lifestyle Fund returned 14.20% compared to 18.50% for the S&P 500® Index and 11.76% for the Blended Index.

*

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The blended index consists of the Russell 3000® Index (40%), MSCI EAFE Index (net) (10%), the BarCap US Aggregate Bond Index (45%) and the FTSE EPRA/NAREIT Developed Index (5%).

***	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

****	The BarCap US Aggregate Bond Index, a broad measure of the bond market, is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return
1 Year	5 Years	10 Years
14.20%	4.67%	5.77%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Money Market II Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Money Market II Fund posted a return of 0.01% for the twelve-month period August 31, 2011, compared to a return of 0.09% for its benchmark, the Treasury Bill Three-Month Index.

The Federal Open Market Committee (“FOMC”) maintained 2011 with a target rate between 0% and 0.25%. The FOMC commented throughout its regularly scheduled meetings of an economy that was considerably slower than expected. Indicators suggested a deterioration in overall labor market conditions in recent months, and the unemployment rate has moved up. Household spending has flattened out, investment in nonresidential structures was still weak, and the housing sector remained depressed. Moreover, downside risks to the outlook have increased. The FOMC discussed the range of policy tools available to promote a stronger recovery in a context of price stability. The capital markets were heavily influenced by potential financial reform policy and sovereign risk (triggered by the country of Greece).

Sector selection had a slightly positive impact on the Fund. Given the outlook for a continued low level in the federal funds rate, the Fund continued to emphasize longer fixed rate and floating rate securities, while selectively purchasing shorter-dated securities when relative value opportunities were discovered. The Fund puts an emphasis on maintaining liquidity while striving to preserve yields.

Average Annual Total Return
1 Year	5 Years	10 Years
0.01%	1.75%	1.79%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Small Cap Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management, Inc.

The Small Cap Growth Fund posted a return of 26.18% for the twelve-month period ending August 31, 2011, compared to a return of 27.54% for the Russell 2000® Growth Index.

For the twelve months ended August 31, 2011, the Fund underperformed its benchmark, the Russell 2000 Growth Index. Sector weightings were relatively close to the Russell 2000 Growth Index. As such, stock selection was the primary driver of performance during the period. Stock selection in the energy and financial services sectors detracted from performance, while stock selection in the technology and producer durables sectors contributed to performance.

At the stock level, primary detractors were Petroleum Development Corp., an independent natural gas and crude company and RealD Inc., a global licensor of three-dimensional media technologies. On the upside, the Fund’s biggest contributors were Broadsoft, Inc., a software provider that enables voice over internet protocol technologies, and Varian Semiconductor, a manufacturer of programmable integrated circuit boards.

For the year ended August 31, 2011, the Small Cap Growth Fund returned 26.18% compared to 27.54% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return
1 Year	5 Years	10 Years
26.18%	1.86%	2.66%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Small Cap Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Small Cap Value Fund posted a return of 22.06% for the twelve-month period ending August 31, 2011, compared to a return of 16.86% for the Russell 2000® Value Index.

A discussion with J.P. Morgan Investment Management, Inc.—regarding their portion of the Fund (the “portfolio”)

Strong stock selection in the consumer cyclical and software and services groups contributed to results. Two other major contributors to performance included positive stock selection in the retail and Real Estate Investment Trusts (“REITs”) groups. Sector selection overall had only a slight addition to performance. Alternatively, stock selection in the basic materials and industrial cyclical groups detracted from performance.

An overweight position in Dillard’s, an apparel and home furnishing retailer (not a benchmark component), was a large contributor to performance during the period. In addition, consumer finance company World Acceptance was a major individual contributor.

On a less positive side, the position in subsea contractor Cal Dive International Inc. negatively impacted the portfolio’s return for the year. Horizon Lines, the shipping company, was another major individual detractor.

A discussion with Metropolitan West Capital Management, LLC—regarding their portion of the Fund (the “portfolio”)

The majority of the outperformance resulted from security selection rather than sector weighting differences relative to the Russell 2000® Value Index. During this period, stock selection in the information technology, consumer discretionary and consumer staples sectors were the top contributors to performance relative to the Russell 2000® Value Index. Relative performance was further augmented by a large underweight in the bottom-performing financials sector. Within information technology, Entegris Inc. and Varian Semiconductor Equipment Associates, Inc. added the most value. In financials, Cathay General Bancorp was the top contributor, while Gymboree Corp. added the most value in consumer discretionary. Finally, RalCorp Holdings, Inc. was the top performer in consumer staples.

Security selection in industrials and healthcare subtracted value relative to the Index. However, stock selection in the healthcare sector was partially offset by an overweight in this strong performing sector. An underweight to the strong materials sector hurt overall performance, as did an underweight to utilities, another of the strongest sectors. In Industrials, Schawk, Inc. and Resources Connection, Inc. subtracted the most value. Within Health Care, Amedisys, Inc. was the largest detractor from performance.

A discussion with SunAmerica Asset Management Corp.—regarding their portion of the Fund (the “portfolio”)

For the portfolio as a whole, stock selection in the industrial, consumer discretionary, and consumer staples sectors helped relative performance. Overweight allocations and positive stock selection in the energy and materials groups were also additive, as was a large financials underweight. Detracting from portfolio returns were underweight positions in the utility and industrial groups and an overweight position in the lagging telecommunication services sector. Also hurting performance was a 5% average cash position and security selection among information technology and utility companies.

Vonage Holdings Corp., ZAGG Inc., MasTec Inc., Brigham Exploration Co., and International Coal Group Inc. were leading contributors during the period, while Sunstone Hotel Investors Inc., James River Coal Co., OmniVision Technologies Inc., Destination Maternity Corp., and Seabridge Gold Inc. were leading detractors.

For the year ended August 31, 2011, the Small Cap Value Fund returned 22.06% compared to 16.86% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return
1 Year	5 Years	10 Years
22.06%	0.75%	5.85%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Socially Responsible Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Socially Responsible Fund posted a return of 18.19% for the twelve-month period ending August 31, 2011, compared to its benchmark, the S&P 500® Index, which returned 18.50%.

The Fund is currently passively managed to create an optimized portfolio designed to closely track the S&P 500® Index by investing in a stock universe that is composed of the members of the S&P 500® Index, less those companies that do not meet the Fund’s social criteria. Therefore, in addition to performance discrepancies due to trading, cash, and pricing effects normally experienced by index funds, the Fund experiences discrepancies due to the restrictions imposed by the Fund’s social criteria.

During the past twelve months, all ten S&P 500® Index constituents appreciated, led higher by the energy, consumer discretionary, and healthcare categories. The financials, telecom services, and utilities sectors were the principal laggards.

In terms of stock contribution, Apple Inc., International Business Machines Corp., Marathon Oil Corp., Schlumberger Ltd., and Microsoft Corp. were the most additive positions during the fiscal period. At the other end of the spectrum, Hewlett-Packard Co., Morgan Stanley, Citigroup Inc., and Wells Fargo & Co. detracted the most from performance.

The Fund utilizes index futures (S&P 500 E-Mini Futures) to “equitize” cash. They are designed to provide returns equal to that of the portfolio’s benchmark, the S&P 500® Index.

For the year ended August 31, 2011, the Socially Responsible Fund returned 18.19% compared to 18.50% for the S&P 500® Index.

*

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the index proportionate to its market value.

Average Annual Total Return
1 Year	5 Years	10 Years
18.19%	0.83%	2.49%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Strategic Bond Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Strategic Bond Fund posted a return of 6.36% for the twelve-month period ending August 31, 2011, compared to its benchmark, the Barclays Capital U.S. Aggregate Bond (“BarCap US Aggregate Bond”) Index, which returned 4.62%.

An allocation to commercial mortgage-backed securities (CMBS) detracted from relative performance as risk assets sold off in August due to increased concern surrounding the sovereign debt crisis in Europe.

Top performing securities in the Fund included Sprint Capital Corporation and Vangent Inc. Bond holdings that detracted from performance included CMBS issued by Greenwich Capital Commercial Funding Corp and Morgan Stanley.

The Fund’s exposure to the sovereign debt of Venezuela and Turkey benefitted performance due to a rally in their respective currencies. Additionally, solid fundamentals and heightened investor interest bolstered emerging markets returns.

The Fund’s allocation to investment grade corporate credit was a large contributor to relative performance. Allocation to treasuries also contributed to performance, given the recent flight to quality at the end of the period.

For the year ended August 31, 2011, the Strategic Bond Fund returned 6.36% compared to 4.62% for the BarCap US Aggregate Bond Index.

*	The BarCap US Aggregate Bond Index, a broad measure of the bond market, is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Average Annual Total Return
1 Year	5 Years	10 Years
6.36%	6.02%	7.80%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (Unaudited)

Capital Appreciation Fund

International Small Cap Equity Fund

Mid Cap Value Fund

Supplement to the Statutory Prospectus dated January 1, 2011

At a meeting held on October 24-25, 2011, the Board of Trustees (the “Board”) of VALIC Company II (“VC II”) approved the following: (i) the termination of Bridgeway Capital Management, Inc. (“Bridgeway”) as the sub-adviser to the Capital Appreciation Fund (“Capital Appreciation”) and the appointment of The Boston Company Asset Management, LLC (“Boston Company”) as the sub-adviser to Capital Appreciation; (ii) the termination of PineBridge Investments LLC (“PineBridge”) as the sub-adviser to the International Small Cap Equity Fund (“International Small Cap”) and the appointment of UBS Global Asset Management (Americas) Inc. (“UBS Global AM”); and (iii) the termination of FAF Advisors, Inc. (“FAF Advisors”) / Nuveen Asset Management, LLC (“Nuveen”) as the sub-adviser of the Mid Cap Value Fund (“Mid Cap Value”) and the appointment of Robeco Investment Management, Inc. (“Robeco”). At the meeting, the Board approved new investment sub-advisory agreements between The Variable Annuity Life Insurance Company (“VALIC”) and each of Boston Company, UBS Global AM and Robeco (collectively, the “Sub-Advisory Agreements”) to specifically include Capital Appreciation, International Small Cap or Mid Cap Value, respectively. Capital Appreciation, International Small Cap and Mid Cap Value are collectively referred to as the “Funds.”

With respect to the Sub-Advisory Agreements, the Board has authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into sub-advisory agreements without a shareholder vote; however, an information statement explaining the sub-adviser change will be mailed to the shareholders of the Funds. The effective date of each Sub-Advisory Agreement will be on or about December 5, 2011 (the “Effective Date”). The following changes will take place upon the Effective Date:

Capital Appreciation

The “Investment Adviser” section of the Fund Summary is amended to delete Bridgeway as a sub-adviser of the Fund, to reflect the addition of “The Boston Company Asset Management, LLC” as the sub-adviser to the Fund and the addition of the following portfolio managers:

Name	Portfolio Manager of the Fund Since	Title
Elizabeth Slover	2011	Portfolio Manager
David Sealy	2011	Portfolio Manager
Barry Mills	2011	Portfolio Manager

International Small Cap

The “Investment Adviser” section of the Fund Summary is amended to delete PineBridge as a sub-adviser of the Fund, to reflect the addition of “UBS Global Asset Management (Americas) Inc.” as a sub-adviser to the Fund and the addition of the following portfolio manager:

Name	Portfolio Manager of the Fund Since	Title
Vincent Willyard	2011	Portfolio Manager

Mid Cap Value

The “Performance Information” section of the Fund Summary is modified to reflect that effective December 5, 2011 the Fund will transition its benchmark from the Russell 2500™ Value Index to the Russell Midcap® Value Index. In the process of replacing FAF Advisors/Nuveen, with the new sub-adviser, Robeco, VALIC analyzed the composition of the Fund and the Fund’s benchmark. While the correlation between the existing benchmark and the proposed benchmark is high, the result of this analysis is that the Russell Midcap Value Index is more representative of the composition of the funds. The performance information presented below is intended to illustrate the risks of investing in the Fund by comparing the Fund’s average annual returns to those of the Russell 2500™ Value Index and the Russell Midcap® Value Index.

Delete the performance table and replace with the following:

Average Annual Total Returns (For the periods ended December 31, 2009)

	1 Year	5 Years	10 Years
Fund	36.77%	1.94%	7.17%
Russell 2500™ Value Index	27.68%	0.84%	8.18%
Russell Midcap® Value Index	34.21%	1.98%	7.58%

The “Investment Adviser” section of the Fund Summary is amended to delete FAF Advisors/Nuveen as a sub-adviser of the Fund, to reflect the addition of “Robeco Investment Management, Inc.” as a sub-adviser to the Fund and the addition of the following portfolio managers:

Name	Portfolio Manager of the Fund Since	Title
Steven L. Pollack	2011	Portfolio Manager
Joseph F. Feeney, Jr.	2011	Portfolio Manager

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (Unaudited) — (continued)

The “Management – Investment Sub-Advisers” section is amended to delete any references to Bridgeway, FAF Advisors/ Nuveen, and PineBridge serving as sub-adviser to International Small Cap. In addition, the section is amended to reflect the engagements of Boston Company as the sub-adviser to Capital Appreciation, UBS Global AM as the sub-adviser to International Small Cap and Robeco as the sub-adviser to Mid Cap Value.

The Capital Appreciation Fund is managed by Elizabeth Slover, David Sealy and Barry Miller. Ms. Slover is a managing director of The Boston Company and is the director of The Boston Company’s core research team. She has been employed by The Boston Company since July 2005. Mr. Sealy is an analyst on the core research team of The Boston Company, where he has been employed since July 2005. Mr. Mills is an analyst on the core research team of The Boston Company, where he has been employed since July 2005.

International Small Cap Equity Fund

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”)

One North Wacker Drive, Chicago, Illinois 60606

UBS Global AM, a Delaware corporation, is an investment advisor registered with the SEC. UBS Global AM is an indirect, wholly owned subsidiary of UBS AG (“UBS”) and a member of the UBS Global Asset Management division. UBS is an internationally diversified organization headquartered in Zurich and Basel, Switzerland, with operations in many areas of the financial services industry.

The International Small Cap Equity Fund is managed by Vincent Willyard. Mr. Willyard is the Head of Global ex-US Growth Equities at UBS Global AM. He has been a Managing Director of UBS Global AM since July 2007.

Mid Cap Value Fund

Robeco Investment Management, Inc. (“Robeco”)

909 Third Avenue, 32nd Floor, New York, New York 10022

Robeco is an SEC-registered investment adviser consisting of two investment divisions: Robeco Boston Partners (“BP”) and Robeco Weiss, Peck & Greer (“WPG”). Robeco is a wholly-owned subsidiary of Robeco Group, a global investment management company headquartered in Rotterdam, the Netherlands. Robeco Group was founded in 1929 and manages over $216 billion as of June 30, 2011 for clients worldwide. Robeco Group is wholly-owned by Rabobank Group, (“Rabobank”), the Netherlands. Robeco is a value equity asset manager with $21 billion in assets under management as of September 30, 2011.

The Mid Cap Value Fund is managed by Steven L. Pollack, CFA and Joseph F. Feeney, Jr., CFA. Mr. Pollack is the portfolio manager for Robeco Boston Partners Mid Cap Value Equity product. He is in his eleventh year with the firm. He has twenty-seven years of investment experience. Mr. Feeney is Co-Chief Executive Officer and Chief Investment Officer for Robeco. He is responsible for the firm’s strategic, financial and operating decisions, and all aspects of investment management including the firm’s fundamental and quantitative research groups. Mr. Feeney joined the firm upon its inception in 1995. He has twenty-six years of investment experience.

Date: October 26, 2011

VALIC Company II

BOARD OF TRUSTEES

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

John W. Lancaster

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUBADVISERS

Bridgeway Capital Management, Inc.

5615 Kirby Dr., Suite 518

Houston, Texas 77005

Columbia Management Investment Advisers, LLC

100 Federal Street

Boston, Massachusetts 02110

Invesco Advisers, Inc.

1555 Peachtree Street, N.E.

Atlanta, Georgia 30309

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

Janus Capital Management, LLC

151 Detroit Street

Denver, Colorado 80206

Metropolitan West Capital Management, LLC

610 Newport Center Drive, Suite 100

Newport Beach, CA 92660

Nuveen Asset Management, LLC

333 W. Wacker Drive

Chicago, Illinois 60606

PineBridge Investments LLC

399 Park Avenue

New York, NY 10022

SunAmerica Asset Management Corp.

Haborside Financial Center

3200 Plaza 5

Jersey City, New Jersey 07311

The Boston Company Asset Management, LLC

BNY Melton Center

201 Washington St.

Boston, MA 02108

Tocqueville Asset Management LP

1675 Broadway

New York, New York 10019

Wellington Management Co. LLP

280 Congress Street

Boston, Massachusetts 02210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, Texas 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

Kurt Bernlohr,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Katherine Stoner,

Vice President and Chief Compliance Officer

Donna Handel,

Vice President and Assistant Treasurer

John E. Smith Jr,

Assistant Treasurer

Shana L. Walker,

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering Compliance Officer

Thomas M. Ward,

Vice President

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

VC II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC II’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

A description of the policies and procedures that VC II uses to determine how to vote proxies related to securities held in the Fund’s portfolios, which is available in VC II’s Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

Information regarding how VC II voted proxies relating to securities held in the VC II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners investing in VC II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

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Copyright © The Variable Annuity Life Insurance Company.

All rights reserved.

VC 23800 (12/2010) J80543 EE

VALIC Company II P.O. Box 3206 Houston, TX 77253-3206	PRST STD POSTAGES & FEES PAID VON HOFFMANN CORPORATION

VC 11288 (08/2011) J74500

Item 2.	Code of Ethics.

VALIC Company II (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year 2011, there were no reportable amendments, waivers, or implicit waivers to a provision of the Code of Ethics that applies to the registrant’s Principle Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Thomas J. Brown qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Mr. Brown is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2010	2011
(a) Audit Fees	$299,470	$318,935
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2010	2011
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$126,566	$145,000

In addition, Ernst & Young, LLP is performing tax services for the Series. For the fiscal years ended 2010 and 2011, the fees for these tax services were $126,216 and $139,058, respectively.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2)	No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2010 and 2011 were $584,441 and $236,846, respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: November 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: November 8, 2011

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: November 8, 2011